UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Annual Report

October 31, 2011

Investment Adviser

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

OLD WESTBURY FUNDS, INC.
A LETTER FROM THE PRESIDENT

Dear Shareholders:

It’s been a year of dramatic change. As the fiscal year began, economic growth was accelerating and global confidence was on the upswing. Early on, corporate profits were growing, the U.S. equity market was powering ahead, and bond yields were rising. But then a series of events unfolded that undermined the outlook.

Although investors appeared undeterred when Japan’s devastating earthquake and tsunami interrupted world trade and Middle East turbulence pushed the price of oil up to $114 per barrel, events over the summer proved too much. Three disconcerting developments led to a drop in confidence: 1) European leaders failed to take decisive action even as Greece’s debt crisis worsened; 2) a bruising debt-ceiling debate in the U.S. sparked threats of a government shutdown; and 3) Standard & Poor’s downgraded long-term U.S. government debt.

As confidence declined, economic growth deteriorated, raising the risk of recession.

Markets swung sharply. In August and September, prices fell dramatically for a wide range of equities and commodities around the world. Indeed, stock prices rose or fell 2% or more in a single day 10 times in August and 8 times in September — compared to the long-term average of 1.4 days per month. In October, the volatility was to the upside, with stocks posting significant gains.

While the U.S. faces serious challenges ranging from rising government debt to stagnant median incomes and burgeoning civil protests, it retains its status as a “safe haven” in difficult times. As a result, for the fiscal year ended October 31, 2011, the S&P 500 Index rose 8.09%, even as markets outside the U.S. (as measured by the S&P Global ex-U.S. LargeCap Index) fell 4.92%.

It was an extremely difficult year for long-term investors to navigate. Macroeconomic developments and forceful swings in sentiment often overwhelmed individual security selection.

In this challenging environment, performance did not live up to our standards. U.S. Large Cap, Non-U.S. Large Cap, and Global Opportunities posted losses. Moreover, most of our funds underperformed their benchmarks.

In some ways, we are making significant changes, such as redefining our large cap funds. Through the fiscal year, our two large cap funds were defined by geography — U.S. and non-U.S. In November, we began repositioning the investment focus and strategies of these funds, which were renamed Large Cap Core Fund and Large Cap Strategies Fund, to be structured around distinct volatility objectives. Both take a global approach, but Large Cap Core emphasizes controlling volatility while Large Cap Strategies emphasizes complementary investment strategies through three managers: Oldfield Partners LLP, a deep value manager; Sands Capital Management LLC, an aggressive growth manager; and a Bessemer team seeking companies with improving earnings trends. We believe the changes will enhance the consistency of performance.

Earlier in the year, we changed several benchmarks to better align them with each fund’s strategy. Exhibit 1 summarizes the changes.

Exhibit 1: Current Benchmarks Better Match Mandates

		Prior		Current

Municipal Bonds		Barclays Municipal Bond Index		Bank of America Merrill Lynch 1-12 Year Index
•	Duration target 4.5	•	Duration 8.0	• Duration 4.5
Lipper Short-Intermediate Municipal Funds Index

Non-US Large Cap		MSCI EAFE Index		S&P Global ex-U.S. LargeCap Index
•	Large Cap only	•	Large and mid cap	• Large Cap only
•	Developed and emerging markets	•	Developed markets only	• Developed and emerging markets

Global Small & Mid Cap		MSCI World Small Index		S&P Global Mid SmallCap Index
•	Small and mid cap	•	Small cap only	• Small and mid cap
•	Developed and emerging markets	•	Developed markets only	• Developed and emerging markets

Real Return		Barclays US TIPS Index		DJ-UBS Commodity Index
•	Primarily commodity related	•	Primary benchmark TIPS	Barclays US TIPS Index
• Primary benchmark commodities

OLD WESTBURY FUNDS, INC.
A LETTER FROM THE PRESIDENT - (Continued)

In other ways, we remain steadfast. Bessemer is committed to its investment approaches and strategies, including investing globally, controlling downside risk from potentially higher interest rates, and holding elevated cash positions in several funds until it sees positive developments on the economic and government policy fronts.

At such times, we believe it is essential that Bessemer adhere to its investment disciplines, including relying on independent research, using objective judgment to build diversified portfolios, and emphasizing a long-term orientation. While we are disappointed with our fiscal year results, we fully expect the large cap changes, the depth of Bessemer’s investment team, and its commitment to excellence will position us to extend our long-term track record.

Thank you for the trust you have placed in us.

Sincerely,

Marc D. Stern
President
Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.
U.S. LARGE CAP FUND
INVESTMENT ADVISER’S REPORT (Unaudited)

          The return of the Old Westbury U.S. Large Cap Fund1 (the “Fund”) for the fiscal year ended October 31, 2011 was -2.60%. In comparison, the return of the S&P 500 Index was 8.09%.

          A significant detractor to the Fund’s performance was its large cash position (46.67% of the Fund as of October 31, 2011). During the summer, our research led us to become more defensive amid rising risks in Europe and uncertainty in the global economic outlook. While this position helped as market prices tumbled in August and September, it prevented us from fully participating in the market rally in October 2011.

          Our results were also hurt by our underperformance in the outperforming consumer discretionary sector (5.54%). Moreover, our holdings of automaker General Motors (sold) and appliance maker Whirlpool Corporation (sold) came under pressure because investors worried about the effects of a global economic slowdown on their businesses. We were also hurt by our underperformance in consumer staples (5.96%), another outperforming sector. Within this sector, processor of agricultural products Archer Daniels Midland (sold) was hurt because of a weak outlook for corn prices and new ethanol regulations.

          Additional holdings that detracted from our overall performance include Devon Energy (sold), Teva Pharmaceutical (sold), and Motorola Mobility Holdings Inc. (sold).

          The Fund benefited from the outperformance of our holdings in the materials sector (8.10%) relative to the overall sector and market. Leading sanitation chemical provider Ecolab (4.74%) held up relatively well because of its stable client base and strong earnings growth. Pulp and paper company International Paper (3.36%) benefited from its acquisition of a major competitor and improving prices.

          Three of our holdings in the financial sector performed well. Property and casualty insurer ACE (4.27%), financial services company American Express (sold), and investment management firm T. Rowe Price (sold) posted strong gains for the fiscal year. However, within the sector, we were hurt by weak performance for financial service firm Morgan Stanley (sold) and insurer MetLife (sold).

          At fiscal year-end, the Fund held corporate leaders with a disciplined approach to managing cash flow that we believed were operating below their normalized historical growth rates. Given, among other factors, the significant risks in investment landscape, we continued to hold a significant cash position.

[1]

Effective November 16, 2011 the Fund’s name, principal investment strategies, and benchmark index are changed. As of such date, the Fund’s name is Old Westbury Large Cap Core Fund and its benchmark is the S&P Global LargeCap Index.

OLD WESTBURY FUNDS, INC.
U.S. LARGE CAP FUND
INVESTMENT ADVISER’S REPORT - (Continued) (Unaudited)

PORTFOLIO DIVERSIFICATION BY SECTOR*

Sector:
Consumer Discretionary	5.5%
Consumer Staples	6.0
Diversified Financials	3.0
Energy	4.0
Health Care	6.3
Industrials	4.3
Information Technology	11.9
Insurance	4.3
Materials	8.1
Other**	46.6

100.0%

*	Stated as a percentage of net assets.

**

Includes cash and equivalents, investment companies, U.S. government agencies and securities, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
U.S. LARGE CAP FUND
INVESTMENT ADVISER’S REPORT - (Concluded) (Unaudited)

Average Annual Total Returns
For the Period Ended October 31, 2011

U.S. Large Cap Fund
One Year	-2.60%
Five Year	-2.89%
Ten Year	1.02%

S&P 500 Index
One Year	8.09%
Five Year	0.25%
Ten Year	3.69%

          On November 16, 2011, the Fund will change it’s name to Large Cap Core Fund as part of a series of changes to the overall investment focus and strategies of the Fund and the Non-U.S. Large Cap Fund. Prior to October 2, 2008, the Fund was named the Large Cap Equity Fund and operated under a different investment strategy. Prior to February 16, 2004, the Fund was named the Core Equities Fund and operated under a different investment strategy. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

          The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

          The Adviser has contractually committed through October 31, 2013, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 1.00%, as disclosed in the Funds’ prospectus dated November 16, 2011. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2011 can be found in the financial highlights.

          The chart above illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The S&P 500 Index also includes the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The S&P 500 Index is unmanaged. Investments cannot be made directly in an index. Effective November 16, 2011, the Fund will change its benchmark to the S&P Global LargeCap Index.

OLD WESTBURY FUNDS, INC.
NON-U.S. LARGE CAP FUND
INVESTMENT ADVISER’S REPORT (Unaudited)

          The return of the Old Westbury Non-U.S. Large Cap Fund1 (the “Fund”) for the fiscal year ended October 31, 2011 was -9.07%. In comparison, the return of the S&P Global ex-U.S. LargeCap Index2 was -4.92%.

          A significant detractor to the Fund’s performance was its large cash position (45.65% of the Fund as of October 31, 2011). In the face of the European debt crisis and uncertainty in the global economic outlook, we raised our cash to levels far above normal. While this position helped in the tumultuous summer months, it prevented us from fully participating in the market rally in October 2011.

          Weak performance for two large holdings detracted from our overall results. French supermarket giant Carrefour (sold) fell more than 40% when its restructuring efforts failed to live up to expectations under the direction of the company’s new management. Moreover, the stock came under pressure as European stocks in general tumbled. So too did U.K.-based financial company Lloyds Banking (sold), which fell over 50%. Even though the firm has limited exposure to European sovereign debt, investors fled riskier assets. Moreover, the replacement of the chief executive officer mid-fiscal year hurt investors’ confidence in the firm.

          A positive contributor to the Fund’s performance was its currency exposure. In particular, the Fund benefited from having greater exposure to the Swiss franc compared to the benchmark, particularly in June and July when the currency appreciated strongly against the U.S. dollar. In early August, we hedged the position and benefited as the currency fell.

          The strong performance of two holdings in the materials sector helped our results. Air Liquide (4.15%), a French-based chemical company, performed well given its diversified end-market exposure as well as its strong management, cash flow, and balance sheet. ThyssenKrupp (1.40%), a German-based steel manufacturer, benefited from its new Brazilian operations, which have helped to improve its cost structure.

          At fiscal year-end, the Fund held global leaders that we believed were poised to gain market share and were operating below their normalized historical growth rates. Given, among other factors, the significant risks in the investment landscape, we continued to hold a significant cash position.

[1]

Effective November 16, 2011, the Fund’s name, principal investment strategies, and benchmark index are changed. As of such date, the Fund’s name is the Old Westbury Large Cap Strategies Fund and its benchmark is the S&P Global LargeCap Index.

[2]

Effective June 24, 2011, the Fund’s benchmark changed from Morgan Stanley Capital International Europe, Australasia, and Far East Index (the “MSCI EAFE” Index) to the S&P Global ex-U.S. LargeCap Index.

OLD WESTBURY FUNDS, INC.
NON -U.S. LARGE CAP FUND
INVESTMENT ADVISER’S REPORT - (Continued) (Unaudited)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Country:
Brazil	2.1%
France	8.0
Germany	1.4
Japan	13.8
Switzerland	6.5
United Kingdom	18.2
United States	3.8
Other**	46.2

100.0%

*	Stated as a percentage of net assets.

**

Includes cash and equivalents, investment companies, U.S. government agencies and securities, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
NON-U.S. LARGE CAP FUND
INVESTMENT ADVISER’S REPORT - (Continued) (Unaudited)

Average Annual Total Returns
For the Period Ended October 31, 2011

Non-U.S. Large Cap Fund
One Year	-9.07%
Five Year	-3.24%
Ten Year	4.10%

S&P Global ex-U.S. LargeCap Index
One Year	-4.92%
Five Year	-0.45%
Ten Year	7.27%

MSCI EAFE Index
One Year	-4.08%
Five Year	-2.41%
Ten Year	5.73%

          On November 16, 2011, the Fund will change its name to Large Cap Strategies Fund as part of a series of changes to the overall investment focus and strategies of the Fund and the U.S. Large Cap Fund. Prior to July 28, 2008, the Fund was named the International Fund and operated under a different investment strategy. The prior performance shown represents performance of the Fund’s prior strategy to invest in a diversified portfolio of foreign companies located outside of the U.S., at least 85% of which were listed on recognized foreign securities exchanges. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

          The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

          The Adviser has contractually committed through October 31, 2013, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 1.15%, as disclosed in the Funds’ prospectus dated November 16, 2011. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2011 can be found in the financial highlights.

OLD WESTBURY FUNDS, INC.
NON-U.S. LARGE CAP FUND
INVESTMENT ADVISER’S REPORT - (Concluded) (Unaudited)

          The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. Effective June 24, 2011, the Fund changed its benchmark from the MSCI EAFE Index to the S&P Global ex-U.S. LargeCap Index to more closely reflect the Fund’s investment strategy. The S&P Global ex-U.S. LargeCap Index also includes the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The S&P Global ex-U.S. LargeCap Index is unmanaged. Investments cannot be made directly in an index. Effective November 16, 2011, the Fund will change it’s benchmark to the S&P Global LargeCap Index.

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
INVESTMENT ADVISER’S REPORT (Unaudited)

          The return of the Old Westbury Global Small & Mid Cap Fund (the “Fund”) for the fiscal year ended October 31, 2011 was 1.30%. In comparison, the return of the S&P Global MidSmallCap Index1 was 0.76%.

          The Fund added a new sub-adviser in January. Mondrian Investment Partners Limited (11.26% of the Fund as of October 31, 2011), a London-based firm with $70 billion under management, manages small cap stocks in developed and emerging markets. The other components of the Fund include mid cap stocks managed by Bessemer (36.22%), U.S. small and mid cap stocks managed by Champlain Investment Partners LLC (19.50%), and global small cap stocks managed by Dimensional Fund Advisors LP (24.97%).

          The Fund benefited from strong security selection in the following three sectors:

          •     Technology (16.32%). Notable performers were U.S.-based management software firm SolarWinds (0.21%), U.S.-based provider of procurement and consulting software firm Ariba (0.17%), Israeli-based software company Check Point (2.06%), and U.S.-based supplier of programmable logic devices Xilinx (1.88%).

          •     Healthcare (9.93%). Henry Schein (1.74%), a worldwide distributor of healthcare, dental, and pet supplies to professionals, performed well during the year because of the stability of its business and earnings.

          •     Energy (5.68%). Dresser-Rand (0.05%), a global supplier of equipment for oil, gas, petrochemical, and process industries, benefited from a better-than-expected rebound in demand.

          Another significant contributor to our relative performance was our overweight of the U.S. (50.53%), which performed better than markets abroad.

          The most significant detractor from our relative performance was our stock selection in the financial sector (10.35%). In particular, the Fund was hurt by its exposure to European banks, which came under pressure from the sovereign debt crisis. In addition, SEI Investments Company (0.54%), a U.S.-based service provider to financial firms, did not perform well because of poor execution in a challenging business environment. Another holding that detracted from our performance was Vallourec (sold), a French company specializing in seamless steel tubes. During the fiscal year, the company faced increased competition and rising costs.

          At fiscal year-end, the Fund was continuing to raise its exposure to non-U.S. developed markets and emerging markets investments managed by sub-adviser Mondrian. Our most notable positioning compared to the Index was our overweight of the technology sector, where we sought companies with strong balance sheets and attractive valuations, and our underweight of the financial sector, where we saw heightened risks, particularly stemming from the crisis in Europe. The Fund was broadly diversified, with 43.10% of the Fund invested in 45 countries outside the U.S.

[1]	Effective January 1, 2011, the Fund’s benchmark changed from Morgan Stanley Capital International (“MSCI”) World Small Cap Index to the S&P Global MidSmallCap Index.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
INVESTMENT ADVISER’S REPORT - (Continued) (Unaudited)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Australia	1.9%
Austria	0.2
Bahamas	0.0	***
Belgium	0.2
Bermuda	0.3
Brazil	0.9
Canada	2.2
Cayman Islands	0.0	***
Chile	0.1
China	0.6
Cyprus	0.0	***
Denmark	0.3
Finland	2.2
France	1.7
Germany	1.9
Gibraltar	0.0	***
Greece	0.0	***
Hong Kong	1.2
Hungary	0.0	***
India	0.8
Indonesia	0.3
Ireland	0.3
Israel	2.3
Italy	0.3
Japan	5.1
Liechtenstein	0.0	***
Luxembourg	0.1
Malaysia	0.5
Malta	0.0	***
Mauritius	0.0	***
Mexico	0.2
Monaco	0.0	***
Netherlands	0.9
New Zealand	0.4
Norway	0.2
Peru	0.1
Philippines	0.2
Poland	0.1
Portugal	0.0	***
Russia	0.0	***
Singapore	1.3
South Africa	0.7
South Korea	1.3
Spain	0.5
Sweden	0.7
Switzerland	1.4
Taiwan	1.0
Thailand	0.3
Turkey	0.1
Ukraine	0.0	***
United Arab Emirates	0.0	***
United Kingdom	7.2
United States	49.0
Other**	11.0

	100.0%

*	Stated as a percentage of net assets.

**

Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. Government agencies and securities, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

***	Represents less than 0.1% of net assets.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
INVESTMENT ADVISER’S REPORT - (Continued) (Unaudited)

Average Annual Total Returns
For the Period Ended October 31, 2011

Global Small & Mid Cap Fund
One Year	1.30%
Five Year	5.87%
Since Inception (April 5, 2005)	8.66%

MSCI World Small Cap Index
One Year	3.31%
Five Year	1.04%
April 5, 2005 to December 31, 2010	5.53%

S&P Global MidSmallCap Index
One Year	0.76%
Since Inception (November 1, 2008)	17.77%

          Prior to October 2, 2008, the Fund was named the Global Small Cap Fund and operated under a different investment strategy. The prior performance shown represents performance of the Fund’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in securities of small-capitalization companies. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

          The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

          The Adviser has contractually committed through October 31, 2013, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 1.11%, as disclosed in the Funds’ prospectus dated November 16, 2011. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2011 can be found in the financial highlights.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
INVESTMENT ADVISER’S REPORT - (Concluded) (Unaudited)

          The chart shown on the previous page illustrates the total value of a $10,000 investment from the Fund’s inception, with distributions reinvested. Effective January 1, 2011, the Fund changed its benchmark from the MSCI World Small Cap Index to the S&P Global MidSmallCap Index (the inception of this index was November 1, 2008) to more closely reflect the Fund’s investment strategy. The S&P Global MidSmallCap Index also includes the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The S&P Global MidSmallCap Index is unmanaged. Investments cannot be made directly in an index.

Investments made in small-capitalization and mid-capitalization companies are subject to greater volatility and less liquidity compared to funds that invest in larger more established companies. Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
INVESTMENT ADVISER’S REPORT (Unaudited)

          The return of the Old Westbury Global Opportunities Fund (the “Fund”) for the fiscal year ended October 31, 2011 was -2.37%. In comparison, the return of the S&P Global LargeMidCap Index was 0.88%.

          During the year, the Fund had strong results from the following components1:

•	High-yield bonds managed by sub-adviser Shenkman Capital Management (20.98% of the Fund as of October 31, 2011);

•	Mortgage-backed securities managed by sub-adviser BlackRock Financial Management, Inc. (14.20%); and

•	Global fixed income managed by sub-adviser Franklin Advisers, Inc. (11.80%)

          At the same time, convertible bonds managed directly by Bessemer Investment Management (20.89%) underperformed on a relative basis. Global equities using our proprietary portfolio construction models (17.55%) performed in line with the broader market. The remainder of the portfolio was invested in a combination of equity option strategies, variance swaps, equity futures, a gold exchange-traded fund, and cash.

          The most significant detractor from the Fund’s performance during the fiscal year was our position in derivatives called variance swaps — investments whose returns are tied to future market volatility. Going into the fiscal year, we positioned the Fund to gain from a potential move toward normal volatility levels via these swaps. But in August, the euro zone fell into financial crisis, the U.S. government’s credit rating was downgraded, and economic growth stalled worldwide — which caused implied equity volatility to soar to near all-time highs and hurt our position. Also contributing to relative underperformance were our European convertible bonds such as those of travel agency TUI Travel PLC (0.43%) and broadcaster Central Euro-pean Media Enterprises (0.57%), which were hit particularly hard because of their association with the reeling euro zone.

          On the other hand, the Fund’s foreign fixed income and high-yield bond segments performed relatively well thanks to their attractive yields and moderate price stability throughout the year. Moreover, the Fund’s mortgage-backed securities position was beneficial as a result of a stabilizing housing market and default levels coming in as expected. Our equity portfolio, meanwhile, performed roughly in line with the equity benchmark.

          At fiscal year-end, we were increasing our weighting to high-yield bonds and mortgage-backed securities, whose yields had become increasingly attractive versus those of U.S. Treasury bonds. Additionally, we were adding to our position in covered calls (6.68%), an options strategy that becomes particularly attractive after option premiums rise in volatile times. To do so, we trimmed our positions in variance swaps and convertibles. Finally, we were focusing on Asian currencies — particularly the Malaysian ringgit and Indonesian rupiah — and were short the euro.

[1]	Effective December 1, 2010, T. Rowe Price International, Inc. no longer acted as a sub-adviser for a portion of the Fund.

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
INVESTMENT ADVISER’S REPORT - (Continued) (Unaudited)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Country:
Argentina	0.1%
Australia	1.6
Austria	0.3
Belgium	0.2
Bermuda	1.7
Brazil	0.8
Canada	1.3
Chile	0.1
Columbia	0.1
Chile	0.1
China	0.2
Cyprus	0.0	***
Czech Republic	0.0	***
Denmark	0.1
Egypt	0.1
Finland	0.5
France	1.1
Germany	0.4
Hong Kong	0.7
Hungary	0.4
India	0.6
Indonesia	1.4
Ireland	0.2
Israel	0.5
Italy	0.3
Japan	3.1
Lithuania	0.2
Luxembourg	0.4
Malaysia	1.5
Mexico	0.9
Netherlands	0.5
Norway	0.7
Pakistan	0.2
Poland	1.2
Portugal	0.0	***
Puerto Rico	0.2
Qatar	0.0	***
Russia	0.5
Singapore	0.1
South Africa	1.3
South Korea	2.3
Spain	0.7
Sri Lanka	0.1
Sweden	1.1
Switzerland	0.6
Taiwan	0.3
Thailand	0.2
Turkey	0.1
Ukraine	0.1
United Arab Emirates	0.0	***
United Kingdom	2.1
United States	65.6
Venezuela	0.1
Vietnam	0.1
Other**	3.0

	100.0%

*	Stated as a percentage of net assets.

**

Includes cash and equivalents, exchange traded funds, options, rights/warrants, futures, swap agreements, securities sold short, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

***	Represents less than 0.1% of net assets.

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
INVESTMENT ADVISER’S REPORT - (Concluded) (Unaudited)

Average Annual Total Returns
For the Period Ended October 31, 2011

Global Opportunities Fund
One Year	-2.37%
Since Inception (November 28, 2007)	-3.27%

S&P Global LargeMidCap
One Year	0.88%
November 28, 2007 to October 31, 2011	-3.56%

          The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

          The Adviser has contractually committed through October 31, 2013, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 1.20%, as disclosed in the Funds’ prospectus dated November 16, 2011. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2011 can be found in the financial highlights.

          The chart above illustrates the total value of a $10,000 investment from the Fund’s inception, with distributions reinvested. The S&P Global LargeMidCap also includes the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The S&P Global LargeMidCap is unmanaged. Investments cannot be made directly in an index.

Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility. The Fund may invest in instruments that are volatile, speculative or otherwise risky. The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
INVESTMENT ADVISER’S REPORT (Unaudited)

          The return of the Old Westbury Real Return Fund (the “Fund”) for the fiscal year ended October 31, 2011 was 3.93%. In comparison, the return of the Fund’s primary benchmark, the Dow Jones UBS Commodity Index, was 1.58%. The Fund’s secondary benchmark, the Barclays Capital U.S. Treasury Inflation-Protected Securities Index, returned 9.03%.

          During the fiscal year, the Fund’s transition into more defensive investments such as cash and Treasury Inflation-Protected Securities (TIPS) was one of the chief contributors to its outperformance versus the benchmark. In the late summer of 2011, we raised the Fund’s cash levels from roughly 30% to 60% in anticipation of a more pessimistic view of Europe’s fiscal outlook, a weakening global economy, and diminishing demand for commodities. Our thesis played out, helping the Fund’s relative performance when investors sold positions in everything from coffee to copper.

          Another key contributor to relative performance was the Fund’s positioning in the Energy sector: we were underweight in natural gas (5.31% of the Fund as of October 31, 2011), which performed very poorly in the second half of the fiscal year because of a glut in supply. Our position in coal (sold, through forwards and futures contracts) bolstered relative performance as well, thanks to supply constraints and greater industrial demand for the fuel from emerging markets such as China.

          Detracting from the Fund’s performance were its investments in agricultural products (22.19%), particularly its exposure to sugar (through futures, swaps, and options), whose prices dropped after better-than-expected harvests in India, Russia, and Thailand. Agriculture-related equities such as fertilizer producers Mosaic (4.26%) and Agrium (sold) struggled as well. Additionally, the Fund’s holdings in industrial materials firms held back performance: Chinese lumber company Sino-Forest (sold) faced allegations of accounting fraud, while steel producers Nucor (sold) and Steel Dynamics (2.73%) faltered as demand for steel from the construction and transportation sectors weakened.

          At fiscal year-end, we continued to emphasize precious metals, which stand to benefit from greater uncertainty in the euro zone and strong demand from well capitalized, creditor nations; agricultural products, particularly soybeans; energy, especially natural gas; and inflation-linked bonds in both the U.S. and Australia (12.71%). As of October 31, 2011, we allocated 39.07% of the Fund to global equities, 30.15% to commodities (through physical ownership and derivative instruments), and 30.78% to bonds and cash.

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
INVESTMENT ADVISER’S REPORT - (Continued) (Unaudited)

PORTFOLIO DIVERSIFICATION BY SECTOR*

Sector:
Asset-Backed Securities	4.2%
Banks	0.1
Collectible Coins	1.9
Commodities	5.6
Diversified Financials	0.0 ***
Energy	12.6
Government Bonds	5.1
Industrials	6.0
Materials	19.5
U.S. Government and Agency Securities	41.2
Utilities	1.0
Other**	2.8

100.0%

*	Stated as a percentage of net assets.

**	Includes cash and equivalents, options, swap agreements, futures, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

***	Represents less than 0.1% of net assets.

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
INVESTMENT ADVISER’S REPORT - (Continued) (Unaudited)

Average Annual Total Returns
For the Period Ended October 31, 2011

Real Return Fund
One Year	3.93%
Five Year	2.97%
Since Inception (April 28, 2005)	5.05%

Barclays Capital U.S. TIPS Index
One Year	9.03%
Five Year	7.54%
April 28, 2005 to October 31, 2011	6.16%

Dow Jones UBS Commodity Index
One Year	1.58%
Five Year	-0.75%
April 28, 2005 to October 31, 2011	1.69%

          The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursement and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

          The Adviser has contractually committed through October 31, 2013, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, at 1.10%, as disclosed in the Funds’ prospectus dated November 16, 2011. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2011 can be found in the financial highlights.

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
INVESTMENT ADVISER’S REPORT - (Concluded) (Unaudited)

          The chart shown on the previous page illustrates the total value of a $10,000 investment from the Fund’s inception, with distributions reinvested. Effective January 1, 2011, the Fund changed its primary benchmark to the Dow Jones UBS Commodity Index. Also effective January 1, 2011, the Barclays Capital U.S. TIPS Index was changed from the Fund’s primary benchmark to its secondary index. The Dow Jones UBS Commodity Index and the Barclays Capital U.S. TIPS Index also include the reinvestment of distributions but do not include fees and expenses associated with an investment in the Fund. The Dow Jones UBS Commodity Index and the Barclays Capital U.S. TIPS Index are unmanaged. Investments cannot be made directly in an index.

The Fund may experience higher volatility and less liquidity due to the nature of the instruments in which it invests, such as commodities and derivatives. The Fund may also be adversely affected by inflation rate fluctuations. Fund turnover will not be a limiting factor which may subject the investor to greater expenses and capital gains. The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
INVESTMENT ADVISER’S REPORT (Unaudited)

          The return of the Old Westbury Fixed Income Fund (the “Fund”) for the fiscal year ended October 31, 2011, was 1.86%. In comparison, the return of the Barclays Government/Credit Index (the “Index”) was 5.26%.

          At the beginning of the fiscal year, we positioned the Fund to be protective against a potential rise in interest rates, since 5-year Treasury bonds were then yielding a mere 1.16% — well below historical norms.

          During the fiscal year, slowing economic activity and growing concern over the health of the global financial system drove investors to the safety of bonds and prompted the Federal Reserve to maintain its loose monetary policy. Interest rates fell across the board — even after Standard & Poor’s downgraded the U.S. government’s credit rating in August. Consequently, 5-year Treasury bonds yielded an even lower 0.95% by the end of the fiscal year.

          As a result, the greatest factor behind the Fund’s underperformance was our decision to focus on intermediate maturities and maintain a duration shorter than the Index’s (an average of 3.6 versus 5.6) during a period in which yields on U.S. Treasuries declined by 50 basis points on average. Because long-term bonds — those with maturities above 10 years — performed best, our portfolio lagged; its exposure to such bonds was less than 1%, versus around 20% for the index. Furthermore, the portfolio’s exposure to higher-quality credit investments than the Index — such as corporate bonds, government agency securities, and taxable municipal bonds — detracted slightly from returns, since lower-quality issues performed better for the first three-quarters of the fiscal year.

          The Fund’s absolute performance, however, benefited from our overall allocation to credit (39.1% of the portfolio as of October 31, 2011), as this segment outpaced Treasury bonds by roughly 80 basis points during the fiscal year. Our holdings in taxable municipal bonds (7.0%) performed particularly well.

          At fiscal year-end, the Fund was positioned conservatively. Given historically low yields, we believed it would be unwise to take on significant interest-rate risk. Our emphasis was on high-quality credit and a shorter portfolio duration than the Index (3.6 vs. 5.9 as of October 31, 2011). We were also maintaining our corporate bond exposure to add yield.

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
INVESTMENT ADVISER’S REPORT - (Continued) (Unaudited)

PORTFOLIO ASSET ALLOCATION*

U.S. Government Agencies and Securities	51.6%
Municipal Bonds	7.0
Corporate Bonds	37.6
Foreign Government Bonds	2.7
Other**	1.1

100.0%

*	Stated as a percentage of net assets.

**	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
INVESTMENT ADVISER’S REPORT - (Concluded) (Unaudited)

Average Annual Total Returns
For the Period Ended October 31, 2011

Fixed Income Fund
One Year	1.86%
Five Year	6.21%
Ten Year	4.86%

Barclays Capital Government/Credit Total Index
One Year	5.26%
Five Year	6.41%
Ten Year	5.49%

          The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursement and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

          The Adviser has contractually committed through October 31, 2013, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, at 0.66%, as disclosed in the Funds’ prospectus dated November 16, 2011. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2011 can be found in the financial highlights.

          The chart above illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The Barclays Capital Government/Credit Total Index also includes the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The Barclays Capital Government/Credit Total Index is unmanaged. Investments cannot be made directly in an index.

The Fund is subject to risks such as credit, prepayment and interest rate risk associated with the underlying bond holdings in the Fund. The value of the Fund can decline as interest rates rise and an investor can lose principal.

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
INVESTMENT ADVISER’S REPORT (Unaudited)

          The return of the Old Westbury Municipal Bond Fund (the “Fund”) for the fiscal year ended October 31, 2011, was 0.49%. In comparison, the return of the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index1 (the “Index”) was 3.26% and the Lipper Short-Intermediate Municipal Debt Funds Index was 2.61%.

          At the beginning of the fiscal year, we believed that historically low interest rates would likely lead to greater volatility for bonds, particularly if interest rates were to rise. As a result, we decided to begin significantly lowering the Fund’s target duration — or sensitivity to interest rates — from roughly 8.5 to 4.5. During the transition, which occurred in the last two months of 2010, interest rates rose. Throughout that time, we outperformed the Fund’s prior benchmark, which had a higher duration, but we underperformed the Index.

          After we had brought the Fund’s duration lower than the Index’s in early 2011, the situation reversed: interest rates moved sharply lower when European economic concerns combined with lower-than-anticipated U.S. growth. Having less exposure to interest rates during this period hampered relative performance. As prospects for instability increased, we raised the portfolio’s average duration above the Index’s, but the advantage of doing so was not enough to offset the initial lag.

          On the positive side, yield spreads between municipal bonds and U.S. Treasuries widened during the fiscal year, which benefited higher-quality bonds over lower-quality ones. As a result, the portfolio’s high-quality orientation (19.69% of the Fund was rated AAA by Moody’s as of October 31, 2011, compared to 16.79% for the Index) bolstered relative returns. A large factor behind the portfolio’s credit quality — and therefore returns — was our decision to target securities backed by specific taxes or revenues from essential municipal services instead of riskier projects such as healthcare or industrial developments.

          Another favorable contributor to results was our strategy of putting greater emphasis on bonds with short (0-2 years) and long (5+ years) maturities than those with 3- to 5-year maturities, where returns underperformed. When yields declined most dramatically in the 5-to-10 year range, we benefited from the “roll-down” effect — capturing both yield and greater relative capital appreciation in this steepest portion of the yield curve.

          At fiscal year-end, we continued to focus on general obligation and essential service revenue bonds (backed by projects such as water and sewer systems, for example). We remained focused on building a diversified portfolio of high-quality securities with a heavier concentration of maturities in the 0- to 2-year and over-5-year range. The Fund does not hold any bonds that are subject to the Alternative Minimum Tax (AMT).

[1]	Effective January 1, 2011, the Fund’s benchmark changed from the Barclays Capital Municipal Bond Index to the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index.

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
INVESTMENT ADVISER’S REPORT - (Continued) (Unaudited)

PORTFOLIO DIVERSIFICATION BY STATE*

States:
Alabama	0.1%
Arizona	1.2
California	8.6
Colorado	0.2
Connecticut	2.0
Delaware	0.1
Florida	4.0
Georgia	6.1
Hawaii	0.1
Illinois	2.2
Indiana	2.5
Kansas	0.0	***
Kentucky	0.9
Louisiana	0.2
Maine	0.1
Maryland	2.4
Massachusetts	8.3
Michigan	2.3
Minnesota	0.8
Mississippi	0.3
Missouri	0.8
Nevada	1.3
New Hampshire	0.0	***
New Jersey	6.2
New Mexico	0.4
New York	21.5
North Carolina	1.2
Ohio	1.6
Oregon	0.2
Pennsylvania	1.2
Puerto Rico	0.0	***
Rhode Island	0.3
South Carolina	0.8
Texas	12.6
Utah	0.3
Virginia	2.5
Washington	4.7
West Virginia	0.0	***
Wisconsin	0.1
Other**	1.9

	100.0%

*	Stated as a percentage of net assets.

**	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

***	Represents less and 0.1% of net assets.

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
INVESTMENT ADVISER’S REPORT - (Continued) (Unaudited)

Average Annual Total Returns
For the Period Ended October 31, 2011

Municipal Bond Fund
One Year	0.49%
Five Year	4.37%
Ten Year	4.21%

Bank of America Merrill Lynch 1-12 Year Municipal Bond Index
One Year	3.26%
Five Year	5.07%
Ten Year	4.69%

Lipper Short-Intermediate Municipal Debt Funds Index
One Year	2.61%
Five Year	3.78%
Ten Year	3.51%

Barclays Capital Municipal Bond Index
One Year	3.78%
Five Year	4.80%
Ten Year	4.93%

          The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
INVESTMENT ADVISER’S REPORT - (Concluded) (Unaudited)

          The Adviser has contractually committed through October 31, 2013, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 0.63%, as disclosed in the Funds’ prospectus dated November 16, 2011. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2011 can be found in the financial highlights.

          The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. Effective January 1, 2011, the Fund changed its benchmark from the Barclays Capital Municipal Bond Index to the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index to more closely reflect the Fund’s investment strategy, and, on September 15, 2011, the Fund added Lipper Short-Intermediate Municipal Debt Funds Index as a secondary index. The Bank of America Merrill Lynch 1-12 Year Municipal Bond Index and Lipper Short-Intermediate Municipal Debt Funds Index also include the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The Bank of America Merrill Lynch 1-12 Year Municipal Bond Index and the Lipper Short-Intermediate Municipal Debt Funds Index are unmanaged. Investments cannot be made directly in an index.

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes.

OLD WESTBURY FUNDS, INC.
DISCLOSURE OF FUND EXPENSES
For the Period Ended October 31, 2011 (Unaudited)

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 through October 31, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 5/1/11	Actual Ending Account Value 10/31/11	Actual Expenses Paid During Period* 5/1/11-10/31/11	Actual Expense Ratio During Period 5/1/11-10/31/11**

U.S. Large Cap Fund	$1,000.00	$860.10	$4.62	0.99%
Non-U.S. Large Cap Fund	1,000.00	785.50	4.70	1.05%
Global Small & Mid Cap Fund	1,000.00	862.10	5.18	1.11%
Global Opportunities Fund	1,000.00	879.90	5.66	1.20%
Real Return Fund	1,000.00	911.80	5.27	1.10%
Fixed Income Fund	1,000.00	1,027.20	3.35	0.66%
Municipal Bond Fund	1,000.00	1,025.40	3.20	0.63%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 to reflect the one-half year period.

**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

OLD WESTBURY FUNDS, INC.
DISCLOSURE OF FUND EXPENSES – (Continued)
For the Period Ended October 31, 2011 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 5/1/11	Hypothetical Ending Account Value 10/31/11	Hypothetical Expenses Paid During Period* 5/1/11-10/31/11	Hypothetical Expense Ratio During Period 5/1/11-10/31/11**

U.S. Large Cap Fund	$1,000.00	$1,020.10	$5.01	0.99%
Non-U.S. Large Cap Fund	1,000.00	1,019.80	5.32	1.05%
Global Small & Mid Cap Fund	1,000.00	1,019.50	5.62	1.11%
Global Opportunities Fund	1,000.00	1,019.05	6.07	1.20%
Real Return Fund	1,000.00	1,019.55	5.57	1.10%
Fixed Income Fund	1,000.00	1,021.76	3.35	0.66%
Municipal Bond Fund	1,000.00	1,021.91	3.19	0.63%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 to reflect the one-half year period.

**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

OLD WESTBURY FUNDS, INC.
U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS	October 31, 2011

Shares		Value

COMMON STOCKS — 53.4%
Consumer Discretionary — 5.5%
405,400	Johnson Controls, Inc.	$13,349,822
430,275	Walt Disney Co. (The)	15,007,992

		28,357,814

Consumer Staples — 6.0%
308,650	Kraft Foods, Inc. - Class A	10,858,307
307,075	Procter & Gamble Co. (The)	19,649,729

		30,508,036

Diversified Financials — 3.0%
445,350	JPMorgan Chase & Co.	15,480,366

Energy — 4.0%
189,000	National Oilwell Varco, Inc.	13,481,370
72,100	Occidental Petroleum Corp.	6,700,973

		20,182,343

Health Care — 6.3%
994,200	Pfizer, Inc.	19,148,292
330,800	St. Jude Medical, Inc.	12,901,200

		32,049,492

Industrials — 4.3%
1,324,900	General Electric Co.	22,139,079

Information Technology — 11.9%
76,300	Apple, Inc.(b)	30,884,714
797,700	Microsoft Corp.	21,242,751
168,300	QUALCOMM, Inc.	8,684,280

		60,811,745

Insurance — 4.3%
302,950	ACE Ltd.	21,857,843

Materials — 8.1%
450,600	Ecolab, Inc.	24,260,304
620,650	International Paper Co.	17,192,005

		41,452,309

Total Common Stocks (Cost $251,078,562)		272,839,027

INVESTMENT COMPANY — 1.6%
8,339,600	SEI Daily Income Trust Government II Fund, Class A, 0.01%(c)	8,339,600

Total Investment Company (Cost $8,339,600)		8,339,600

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 43.3%
Fannie Mae — 1.8%
$7,750,000	0.01%, 11/30/11(d)	$7,749,938
1,250,000	0.03%, 12/02/11(d)	1,249,973

		8,999,911

Federal Farm Credit Bank — 1.0%
2,000,000	0.01%, 11/25/11(d)	1,999,987
3,000,000	0.03%, 12/13/11(d)	2,999,913

		4,999,900
Federal Home Loan Bank — 39.8%
660,000	0.03%, 11/10/11(d)	659,995
50,000,000	0.01%, 11/14/11(d)	49,999,549
20,000,000	0.02%, 11/18/11(d)	19,999,811
53,350,000	0.02%, 11/30/11(d)	53,349,570
40,000,000	0.01%, 12/09/11(d)	39,999,578
17,825,000	0.03%, 01/04/12(d)	17,824,358
21,615,000	0.03%, 01/06/12(d)	21,614,200

		203,447,061

Freddie Mac — 0.7%
3,755,000	0.03%, 01/09/12(d)	3,754,857

Total U.S. Government Agencies (Cost $221,200,932)		221,201,729

U.S. GOVERNMENT SECURITIES — 1.8%
U.S. Treasury Bills — 1.8%
9,200,000	0.01%, 11/25/2011(d)	9,199,939

Total U.S. Government Securities (Cost $9,199,939)		9,199,939

TOTAL INVESTMENTS — 100.1% (Cost $489,819,033)(a)		511,580,295

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(294,688)

NET ASSETS — 100.0%		$511,285,607

(a)	Cost for federal income tax purposes is $490,078,362 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$29,385,269
Unrealized depreciation	(7,883,336)

Net unrealized appreciation	$21,501,933

(b)	Non-income producing security.

(c)	Rate shown represents current yield at October 31, 2011.

(d)	The rate represents the annualized yield at time of purchase.

OLD WESTBURY FUNDS, INC.
NON-U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS	October 31, 2011

Shares		Value

COMMON STOCKS — 53.8%
BRAZIL — 2.1%
2,632,884	Itau Unibanco Holding SA - ADR	$50,340,742

FRANCE — 8.0%
775,161	Air Liquide SA	100,086,731
1,321,166	Cie Generale des Etablissements Michelin - Class B	95,665,906

		195,752,637

GERMANY — 1.4%
1,170,516	ThyssenKrupp AG	33,533,638

JAPAN — 13.8%
25,165	Japan Tobacco, Inc.	125,778,756
58,848	NTT DoCoMo, Inc.	104,516,574
2,104,400	Shin-Etsu Chemical Co. Ltd.	108,071,020

		338,366,350

SWITZERLAND — 6.5%
549,000	Roche Holding AG	90,074,105
1,277,276	Swiss Re Ltd.(b)	69,737,357

		159,811,462

UNITED KINGDOM — 18.2%
4,493,719	BG Group Plc	97,441,741
31,498,850	BT Group Plc	95,039,050
5,734,829	Pearson Plc	105,353,534
4,846,932	Prudential Plc	50,064,434
4,125,954	Standard Chartered Plc	96,276,237

		444,174,996

UNITED STATES — 3.8%
2,604,300	Carnival Corp.	91,697,403

Total Common Stocks (Cost $1,248,631,272)		1,313,677,228

INVESTMENT COMPANY — 0.7%
17,917,900	Federated Treasury Obligations Fund, 0.02%(c)	17,917,900

Total Investment Company (Cost $17,917,900)		17,917,900

Principal Amount

U.S. GOVERNMENT SECURITIES — 0.4%
U.S. Treasury Bills — 0.4%
$9,200,000	0.01%, 11/25/11(d)	9,199,939

Total U.S. Government Securities (Cost $9,199,939)		9,199,939

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 44.4%
Fannie Mae — 4.8%
$7,750,000	0.02%, 11/30/11(d)	$7,749,938
9,600,000	0.00%, 12/02/11(d)	9,599,901
100,000,000	0.02%, 12/28/11(d)	99,997,150

		117,346,989

Federal Farm Credit Bank — 0.7%
18,000,000	0.03%, 12/13/11(d)	17,999,475

Federal Home Loan Bank — 37.5%
70,000,000	0.02%, 11/04/11(d)	69,999,883
12,050,000	0.01%, 11/09/11(d)	12,049,960
680,000	0.03%, 11/10/11(d)	679,995
200,000,000	0.00%, 11/14/11(d)	199,998,375
185,000	0.00%, 11/16/11(d)	184,998
100,000,000	0.02%, 11/18/11(d)	99,999,056
13,800,000	0.02%, 11/21/11(d)	13,799,847
17,700,000	0.02%, 11/25/11(d)	17,699,823
190,000,000	0.00%, 11/30/11(d)	189,997,664
25,000,000	0.02%, 12/02/11(d)	24,999,785
9,500,000	0.00%, 12/07/11(d)	9,499,620
40,000,000	0.01%, 12/09/11(d)	39,999,578
52,500,000	0.03%, 12/20/11(d)	52,498,214
35,530,000	0.03%, 01/04/12(d)	35,528,721
74,645,000	0.03%, 01/06/12(d)	74,642,238
75,000,000	0.04%, 01/13/12(d)	74,996,925

		916,574,682

Freddie Mac — 1.4%
20,000,000	0.02%, 12/05/11(d)	19,999,622
14,000,000	0.03%, 01/09/12(d)	13,999,468

		33,999,090

Total U.S. Government Agencies (Cost $1,085,914,950)		1,085,920,236

TOTAL INVESTMENTS — 99.3% (Cost $2,361,664,061)(a)		2,426,715,303

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		17,999,083

NET ASSETS — 100.0%		$2,444,714,386

(a)	Cost for federal income tax purposes is $2,361,664,066 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$120,609,253
Unrealized depreciation	(55,558,016)

Net unrealized appreciation	$65,051,237

(b)	Non-income producing security.

(c)	Rate shown represents current yield at October 31, 2011.

(d)	The rate represents the annualized yield at time of purchase.

OLD WESTBURY FUNDS, INC.
NON-U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	6.0%
Consumer Discretionary	12.0%
Consumer Staples	5.1%
Energy	4.0%
Health Care	3.7%
Insurance	4.9%
Materials	9.9%
Telecommunication Services	8.2%
Other*	46.2%

100.0%

*	Includes cash and equivalents, investment company, U.S. government agencies and securities, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments	October 31, 2011

Shares		Percentage of Net Assets (%)	Value

COMMON STOCKS — 89.0%
AUSTRALIA — 1.9%
11,698,708	Commonwealth Property Office Fund REIT	0.2	$11,411,821
37,039,737	Other Securities	1.7	80,037,503

			91,449,324

AUSTRIA — 0.2%
329,440	Other Securities	0.2	10,019,775

BAHAMAS — 0.0%
100	Other Securities	0.0	218

BELGIUM — 0.2%
435,501	Other Securities	0.2	10,223,416

BERMUDA — 0.3%
930,300	Other Securities	0.3	13,931,942

BRAZIL — 0.9%
4,891,404	Other Securities	0.9	42,608,871

CANADA — 2.2%
11,100,559	Other Securities	2.2	105,001,613

CAYMAN ISLANDS — 0.0%
83,705	Other Securities	0.0	144,813

CHILE — 0.1%
58,662,541	Other Securities	0.1	6,981,921

CHINA — 0.6%
46,542,784	Other Securities	0.6	26,559,353

CYPRUS — 0.0%
255,686	Other Securities	0.0	648,800

DENMARK — 0.3%
910,313	Other Securities	0.3	14,647,858

FINLAND — 2.2%
2,252,327	Metso Oyj(b)	1.8	87,124,142
1,363,156	Other Securities	0.4	17,488,655

			104,612,797

FRANCE — 1.7%
165,789	Neopost SA	0.3	12,609,487
3,229,538	Other Securities	1.4	67,388,569

			79,998,056

GERMANY — 1.9%
118,034	Bilfinger Berger AG	0.2	10,543,578
429,927	Symrise AG	0.3	11,128,648
2,154,831	Other Securities	1.4	66,843,174

			88,515,400

GIBRALTAR — 0.0%
162,266	Other Securities	0.0	284,457

GREECE — 0.0%
773,879	Other Securities	0.0	1,642,128

HONG KONG — 1.2%
211,030,578	Other Securities	1.2	54,387,340

Shares		Percentage of Net Assets (%)	Value

HUNGARY — 0.0%
66,687	Other Securities	0.0	$1,307,730

INDIA — 0.8%
11,315,274	Other Securities	0.8	36,974,022

INDONESIA — 0.3%
212,058,882	Other Securities	0.3	16,004,980

IRELAND — 0.3%
2,347,691	Other Securities	0.3	13,167,630

ISRAEL — 2.3%
1,693,000	Check Point Software Technologies(c)	2.1	97,567,590
1,565,404	Other Securities	0.2	10,818,091

			108,385,681

ITALY — 0.3%
5,088,919	Other Securities	0.3	12,842,690

JAPAN — 5.1%
37,727,037	Other Securities	5.1	241,150,969

LIECHTENSTEIN — 0.0%
5,470	Other Securities	0.0	400,405

LUXEMBOURG — 0.1%
1,418,321	Other Securities	0.1	5,673,232

MALAYSIA — 0.5%
26,320,848	Other Securities	0.5	23,264,155

MALTA — 0.0%
8,169	Other Securities	0.0	189,475

MAURITIUS — 0.0%
179,637	Other Securities	0.0	880,837

MEXICO — 0.2%
4,574,312	Other Securities	0.2	11,713,038

MONACO — 0.0%
480	Other Securities	0.0	26,642

NETHERLANDS — 0.9%
404,692	Koninklijke Boskalis Westminster NV - CVA	0.3	14,145,072
1,382,930	Other Securities	0.6	26,027,020

			40,172,092

NEW ZEALAND — 0.4%
7,749,825	Other Securities	0.4	16,510,473

NORWAY — 0.2%
1,472,706	Other Securities	0.2	10,526,772

PERU — 0.1%
1,126,111	Other Securities	0.1	2,262,487

PHILIPPINES — 0.2%
36,043,211	Other Securities	0.2	10,791,815

POLAND — 0.1%
1,680,294	Other Securities	0.1	5,238,289

PORTUGAL — 0.0%
630,090	Other Securities	0.0	2,028,871

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	October 31, 2011

Shares		Percentage of Net Assets (%)	Value

RUSSIA — 0.0%
7,397	Other Securities	0.0	$6,570

SINGAPORE — 1.3%
7,411,000	CapitaMall Trust REIT	0.3	11,011,100
37,785,571	Other Securities	1.0	48,630,179

			59,641,279

SOUTH AFRICA — 0.7%
7,917,562	Other Securities	0.7	31,545,994

SOUTH KOREA — 1.3%
2,696,691	Other Securities	1.3	61,292,662

SPAIN — 0.5%
1,662,632	Other Securities	0.5	21,292,156

SWEDEN — 0.7%
2,711,083	Other Securities	0.7	31,983,162

SWITZERLAND — 1.4%
280,000	Allied World Assurance Co. Holdings Ltd.	0.3	16,268,000
1,494,494	Other Securities	1.1	51,156,923

			67,424,923

TAIWAN — 1.0%
72,127,453	Other Securities	1.0	49,619,391

THAILAND — 0.3%
45,243,391	Other Securities	0.3	11,835,087

TURKEY — 0.1%
3,003,156	Other Securities	0.1	6,136,555

UKRAINE — 0.0%
2,161	Other Securities	0.0	46,531

UNITED ARAB EMIRATES — 0.0%
177,734	Other Securities	0.0	1,152,576

UNITED KINGDOM — 7.2%
448,272	Croda International Plc	0.3	12,602,395
1,680,000	Ensco International Plc - ADR	1.7	83,428,800
2,940,536	Rexam Plc	0.3	16,299,358
488,715	Rotork Plc(b)	0.3	13,181,783
46,273,196	Other Securities	4.6	217,601,256

			343,113,592

UNITED STATES — 49.0%
1,468,107	Advance Auto Parts, Inc.(b)	2.0	95,529,722
300,000	Aptargroup, Inc.	0.3	14,391,000
115,000	Bio-Rad Laboratories, Inc. - Class A(c)	0.2	11,448,250
2,400,000	BMC Software, Inc.(c)	1.8	83,424,000
3,026,000	CareFusion Corp.(b)(c)	1.6	77,465,600
250,000	CLARCOR, Inc.	0.3	12,120,000
280,000	Concur Technologies, Inc.(c)	0.3	13,025,600
250,000	Copart, Inc.(c)	0.2	10,887,500
2,510,000	Crown Holdings, Inc.(b)(c)	1.8	84,812,900
602,270	Dollar Tree, Inc.(c)	1.0	48,157,509
1,595,000	Fiserv, Inc.(c)	2.0	93,897,650

Shares		Percentage of Net Assets (%)	Value

UNITED STATES (continued)
740,000	Flowers Foods, Inc.	0.3	$14,940,600
925,000	Flowserve Corp.	1.8	85,738,250
250,000	Gen-Probe, Inc.(c)	0.3	15,025,000
1,184,150	Henry Schein, Inc.(b)(c)	1.7	82,085,278
425,000	IDEX Corp.	0.3	15,066,250
5,000,000	International Game Technology	1.9	87,950,000
325,000	John Wiley & Sons, Inc. - Class A(b)	0.3	15,457,000
180,000	Lancaster Colony Corp.(b)	0.3	11,973,600
250,000	Landstar System, Inc.	0.2	11,157,500
1,897,624	McCormick & Co., Inc.(b)	2.0	92,148,621
200,000	Morningstar, Inc.(b)	0.3	11,794,000
425,000	National Instruments Corp.	0.2	11,351,750
1,861,746	NetApp, Inc.(c)	1.6	76,257,116
1,973,500	Omnicom Group, Inc.	1.9	87,781,280
250,000	Ruddick Corp.	0.2	10,927,500
1,587,900	SEI Investments Co.	0.6	25,708,101
300,000	Sensient Technologies Corp.	0.2	11,088,000
525,000	Superior Energy Services, Inc.(c)	0.3	14,763,000
2,133,855	Tenneco, Inc.(b)(c)	1.5	69,819,736
175,000	TreeHouse Foods, Inc.(c)	0.2	10,734,500
1,285,000	Tupperware Brands Corp.(b)	1.5	72,653,900
871,151	Waters Corp.(c)	1.5	69,796,618
325,000	West Pharmaceutical Services, Inc.(b)	0.3	12,632,750
2,225,000	Willis Group Holdings Plc(b)	1.7	80,789,750
2,394,444	Wisconsin Energy Corp.	1.6	77,651,819
2,660,000	Xilinx, Inc.	1.9	89,003,600
19,347,940	Other Securities	12.9	612,180,202

			2,321,635,452

Total Common Stocks (Cost $3,525,015,140)			4,217,896,297

Shares

INVESTMENT COMPANY — 0.1%
6,965,900	SEI Daily Income Trust Government II Fund, Class A0.01%(d)	0.1	6,965,900

Total Investment Company (Cost $6,965,900)			6,965,900

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	October 31, 2011

Shares		Percentage of Net Assets (%)	Value

EXCHANGE TRADED FUNDS — 4.8%
429,800	iShares MSCI EAFE Small Cap Index Fund	0.3	$16,138,990
2,168,500	iShares MSCI Emerging Markets Index Fund	1.9	88,474,800
100,861	iShares MSCI Japan Small Cap Index Fund	0.1	4,445,953
1,575,000	iShares MSCI Malaysia Index Fund	0.5	21,861,000
1,120,400	iShares MSCI Singapore Index Fund	0.3	13,724,900
250,000	iShares S&P Small Cap 600 Index Fund	0.4	16,817,500
55,000	SPDR Russell Nomura Small Cap Japan Fund	0.0	2,281,399
510,000	SPDR S&P International Small Cap Fund	0.3	13,912,800
303,648	SPDR S&P Midcap 400 Trust	1.0	49,008,787

Total Exchange Traded Funds (Cost $166,563,280)			226,666,129

RIGHTS/WARRANTS — 0.0%
584,349	Other Rights/Warrants	0.0	66,013

Total Rights/Warrants (Cost $625)			66,013

Principal

U.S. GOVERNMENT AGENCIES — 2.7%
Fannie Mae — 0.2%
8,000,000	0.03%, 01/25/2012(e)	0.2	$7,999,624
Federal Home Loan Bank — 2.3%
50,000,000	0.01%, 11/14/2011(e)	1.1	49,999,819
25,470,000	0.02%, 12/02/2011(e)	0.5	25,469,779
29,000,000	0.02%, 12/28/2011(e)	0.6	28,999,082
5,340,000	0.01%, 11/16/2011(e)	0.1	5,339,968
Freddie Mac — 0.2%
8,000,000	0.01%, 01/06/2012(e)	0.2	7,999,704

Total U.S. Government Agencies (Cost $125,807,933)			125,807,976

U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Bills — 0.2%
7,000,000	0.01%, 11/03/2011(e)	0.2	6,999,996

Total U.S. Government Securities (Cost $6,999,996)			6,999,996

Shares		Percentage of Net Assets (%)	Value

CASH SWEEP — 3.1%
147,365,591	Citibank - US Dollars on Deposit in Custody Account, 0.02%(d)	3.1	$147,365,591

Total Cash Sweep (Cost $147,365,591)			147,365,591

TOTAL INVESTMENTS — 99.9% (Cost $3,978,718,465)(a)			$4,731,767,902
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			5,859,099

NET ASSETS — 100.0%			$4,737,627,001

(a)	Cost for federal income tax purposes is $3,988,113,402 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$876,113,983
Unrealized depreciation	(132,459,483)

Net unrealized appreciation	$743,654,500

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $272,392,501 or 5.75% of net assets.

(c)	Non-income producing security.

(d)	Rate shown represents current yield at October 31, 2011.

(e)	The rate represents the annualized yield at time of purchase.

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Common stocks and Rights with a value of $1,475,462 (cost of $2,561,079) or 0.03% of net assets were fair valued by the Board of Directors.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	October 31, 2011

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	1.7%
Consumer Discretionary	16.0%
Consumer Staples	6.6%
Diversified Financials	2.1%
Energy	5.3%
Health Care	9.7%
Industrials	15.4%
Information Technology	15.8%
Insurance	3.9%
Materials	7.6%
Real Estate	1.8%
Telecommunication Services	0.4%
Utilities	2.7%
Other*	11.0%

100%

*

Includes cash and equivalents, exchange traded funds, U.S. government agencies and securities, rights/warrants, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments	October 31, 2011

Shares		Value

COMMON STOCKS — 24.5%
AUSTRALIA — 0.2%
73,910	Amalgamated Holdings Ltd.	$438,935
6,215	BHP Billiton Ltd.	243,283
148,370	David Jones Ltd.	523,768
809,300	Grange Resources Ltd.	378,886
703,403	Metcash Ltd.	3,078,165
36,623	OZ Minerals Ltd.	439,796
514,395	Telstra Corp. Ltd.	1,670,202
77,940	Western Areas NL	469,150

		7,242,185

AUSTRIA — 0.1%
8,547	Erste Group Bank AG	182,209
65,254	OMV AG	2,273,862

		2,456,071

BELGIUM — 0.2%
32,886	Belgacom SA	994,434
26,600	Delhaize Group SA	1,737,518
25,770	D’ieteren SA	1,466,533
11,671	Groupe Bruxelles Lambert SA	897,110
28,093	Solvay SA	2,861,827

		7,957,422

BERMUDA — 0.6%
110,439	Arch Capital Group Ltd.(b)	3,972,491
38,800	Aspen Insurance Holdings Ltd.	1,027,812
428,898	Lancashire Holdings Ltd.	4,924,068
86,377	PartnerRe Ltd.	5,374,377
31,200	Platinum Underwriters Holdings Ltd.	1,080,456
93,638	RenaissanceRe Holdings Ltd.	6,378,621
75,788	Validus Holdings Ltd.	2,073,560

		24,831,385

BRAZIL — 0.1%
27,610	Cia de Saneamento Basico do Estado de Sao Paulo	753,110
50,890	Cosan SA Industria e Comercio	793,503
122,310	Duratex SA	671,802
64,080	Iochpe-Maxion SA	906,977
47,360	Light SA	746,461

		3,871,853

CANADA — 0.5%
500,000	Asian Coast Development Ltd.(b)(c)(d)	0
5,067	Barrick Gold Corp.	250,160
12,240	BCE, Inc.	485,179
319,730	Canaccord Financial, Inc.	3,024,885
48,072	CGI Group, Inc. - Class A(b)	983,866
11,480	Domtar Corp.	940,327
39,800	Empire Co. Ltd. - Class A	2,432,921
90,954	Enbridge, Inc.	3,150,882
56,541	Encana Corp.	1,226,484
4,608	Loblaw Cos. Ltd.	176,368

Shares		Value

CANADA (continued)
50,248	Nexen, Inc.	$853,406
118,491	Pembina Pipeline Corp.	3,225,143
59,488	Research In Motion Ltd.(b)	1,203,007
4,145	Teck Resources Ltd. - Class B	166,174
393,850	Tembec, Inc.(b)	1,264,429
440,950	Transat AT, Inc. - Class B(b)	3,021,508
5,290	TransCanada Corp.	227,682

		22,632,421

CHILE — 0.1%
5,900	Cia Electro Metalurgica SA	101,755
85,090	Empresa Nacional de Telecom Chile SA	1,683,217
1,787,244	Enersis SA	719,093
688,850	Sigdo Koppers SA	1,230,763

		3,734,828

CHINA — 0.2%
1,507,500	BYD Electronic International Co. Ltd.	537,800
2,970,000	China Petroleum & Chemical Corp. - H Shares	2,808,819
748,000	China Telecom Corp. Ltd. - H Shares	461,821
2,628,000	China Wireless Technologies Ltd.	442,993
251,000	CNOOC Ltd.	474,480
1,072,000	Dalian Port PDA Co. Ltd. - H Shares	274,064
170,000	Dongfeng Motor Group Co. Ltd. - H Shares	277,311
413,600	Double Coin Holdings Ltd. - B Shares	258,914
766,000	Guangshen Railway Co. Ltd. - H Shares	265,953
334,000	Guangzhou Shipyard International Co. Ltd. - H Shares	281,390
293,000	Haitian International Holdings Ltd.	260,329
160,534	Jiangling Motors Corp. Ltd. - B Shares	303,907
346,000	Jiangsu Expressway Co. Ltd. - H Shares	298,221
230,000	Li Ning Co. Ltd.	219,270
789,000	Peak Sport Products Co. Ltd.	232,982
206,000	PetroChina Co. Ltd. - H Shares	267,428
189,310	Shandong Airlines Co. Ltd. - B Shares(b)	312,757
664,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	243,787
1,088,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares	262,313
28,020	Zhongpin, Inc.(b)	258,625

		8,743,164

COLUMBIA — 0.0%
32,626	Petrominerales Ltd.	860,862

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

CYPRUS — 0.0%
359,160	Songa Offshore SE(b)	$1,437,330

CZECH REPUBLIC — 0.0%
11,503	CEZ AS	486,415

DENMARK — 0.1%
206	AP Moller - Maersk A/S - Class B	1,393,134
27,330	Royal UNIBREW A/S	1,426,696

		2,819,830

EGYPT — 0.0%
64,270	Alexandria Mineral Oils Co.	723,752
293,962	Egyptian Financial
	Group-Hermes Holding
	SAE(b)	629,139
128,499	Glaxo Smith Kline	224,048

		1,576,939

FINLAND — 0.2%
78,880	Ahlstrom Oyj	1,359,905
95,410	Lassila & Tikanoja Oyj	1,487,999
141,731	Nokia Oyj	953,734
145,392	Orion Oyj - Class B	3,025,599

		6,827,237

FRANCE — 0.9%
10,596	AXA SA	170,425
6,054	BNP Paribas SA	270,341
47,673	Bouygues SA	1,780,527
9,510	Casino Guichard Perrachon SA	890,493
7,901	Christian Dior SA	1,114,703
29,053	Cie Generale des Etablissements Michelin - Class B	2,103,734
58,236	CNP Assurances	889,349
40,257	Dassault Systemes SA	3,384,813
81,479	France Telecom SA	1,464,897
65,373	GDF Suez	1,841,735
16,553	Lafarge SA	670,237
19,791	LVMH Moet Hennessy Louis Vuitton SA	3,280,242
12,871	Peugeot SA	280,051
62,045	Renault SA	2,592,374
11,659	Safran SA	380,737
38,285	Sanofi	2,738,872
10,106	Societe BIC SA	901,865
41,992	Sodexo	3,032,009
40,748	Total SA	2,126,118
79,950	Trigano SA	1,456,950
251,210	UBISOFT Entertainment(b)	1,504,830
1,969	Vallourec SA	119,393
31,406	Veolia Environnement SA	444,697
84,010	Vinci SA	4,119,711
91,709	Vivendi SA	2,049,368

		39,608,471

GERMANY — 0.4%
4,559	BASF AG	332,788

Shares		Value

GERMANY (continued)
28,300	Daimler AG	$1,437,332
16,876	Deutsche Lufthansa AG	229,287
65,011	Deutsche Post AG	986,121
45,050	Deutsche Telekom AG	572,321
64,121	E.ON AG	1,546,277
15,263	EnBW Energie Baden-Wuerttemberg AG	795,378
118,310	Freenet AG	1,525,230
2,547	Fresenius SE & Co. KGaA	250,087
17,620	MAN SE	1,552,502
455,580	QSC AG(b)	1,497,590
15,597	RWE AG	664,852
250,460	Solarworld AG	1,222,213
24,203	Volkswagen AG	3,784,982

		16,396,960

HONG KONG — 0.6%
71,000	Cathay Pacific Airways Ltd.	128,877
42,000	Cheung Kong Holdings Ltd.	520,629
467,000	China High Speed Transmission Equipment Group Co. Ltd.	293,977
183,000	China Mobile Ltd.	1,739,295
680,000	China Unicom Hong Kong Ltd.	1,367,219
163,000	Henderson Land Development Co. Ltd.	890,963
347,000	Hongkong Land Holdings Ltd.	1,839,100
9,584,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	3,407,425
52,800	Jardine Matheson Holdings Ltd.	2,681,184
33,000	Jardine Strategic Holdings Ltd.	971,850
2,411,500	Link REIT (The)	8,281,673
717,000	Lonking Holdings Ltd.	281,911
94,500	Orient Overseas International Ltd.	426,501
92,000	Sino Land Co. Ltd.	145,428
3,174,000	Sinolink Worldwide Holdings Ltd.(b)	245,863
17,000	Sun Hung Kai Properties Ltd.	234,069
15,000	Swire Pacific Ltd. - Class A	173,333
908,000	Tianjin Development Holdings Ltd.(b)	423,675
229,100	Wharf Holdings Ltd.	1,218,639

		25,271,611

HUNGARY — 0.0%
1,856	MOL Hungarian Oil and Gas Plc	143,670

INDIA — 0.1%
33,150	Aban Offshore Ltd.	291,338
35,668	Hindalco Industries Ltd.	98,573
69,589	Indian Oil Corp. Ltd.(b)	416,228
18,170	JSW Steel Ltd.	242,516
211,791	Oil & Natural Gas Corp. Ltd.(b)	1,205,595
67,030	Rural Electrification Corp. Ltd.(b)	246,359

		2,500,609

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

INDONESIA — 0.0%
6,509,500	Bakrie Sumatera Plantations Tbk PT	$213,235

IRELAND — 0.0%
40,007	WPP Plc	414,115

ISRAEL — 0.0%
4,760	Delek Group Ltd.	934,748
7,540	Electra Ltd.	727,386

		1,662,134

ITALY — 0.3%
181,330	ACEA SpA	1,374,808
2,521,600	Banca Monte Dei Paschi di Siena SpA	1,170,902
79,976	Enel Green Power SpA	183,513
456,939	Enel SpA	2,155,883
131,156	ENI SpA	2,899,061
348,530	Intesa Sanpaolo SpA	615,156
80,392	Snam Rete Gas SpA	392,970
1,709,145	Telecom Italia SpA	2,126,649
799,709	Terna Rete Elettrica Nazionale SpA	3,073,297

		13,992,239

JAPAN — 3.1%
17,100	Aeon Co. Ltd.	223,646
48,300	Aisin Seiki Co. Ltd.	1,527,583
24,000	Aoyama Trading Co. Ltd.	379,117
199,000	Asahi Glass Co. Ltd.	1,742,629
40,500	Asahi Group Holdings Ltd.	829,077
31,000	Asahi Kasei Corp.	183,840
40,000	Astellas Pharma, Inc.	1,462,937
29,500	Autobacs Seven Co. Ltd.	1,350,835
1,000	Bic Camera, Inc.	529,354
94,600	Bridgestone Corp.	2,218,095
15,000	Canon Electronics, Inc.	364,763
4,500	Canon, Inc.	204,290
639	Central Japan Railway Co.	5,435,985
8,000	Chubu Electric Power Co., Inc.	146,366
124,000	Chugai Ro Co. Ltd.	364,454
55,400	Circle K Sunkus Co. Ltd.	903,241
67,000	Daicel Corp.	380,329
36,000	Daido Metal Co. Ltd.	368,069
60,000	Dainippon Screen Manufacturing Co. Ltd.	460,709
205,100	Dainippon Sumitomo Pharma Co. Ltd.	2,247,611
78,000	Daiwa Industries Ltd.	385,185
29,700	Denso Corp.	913,372
35,000	Eagle Industry Co. Ltd.	390,381
5,800	Eisai Co. Ltd.	230,038
54,000	Elpida Memory, Inc.(b)	335,666
138,400	FCC Co. Ltd.	2,924,139
24,600	FP Corp.	1,566,123
67,000	Fuji Heavy Industries Ltd.	424,662
169,800	Fuji Oil Co. Ltd.	2,410,154
34,000	Fujimi, Inc.	407,018

Shares		Value

JAPAN (continued)
58,000	Fujitsu Ltd.	$310,163
348,000	Fukuyama Transporting Co. Ltd.	1,786,678
56,000	Futaba Industrial Co. Ltd.	356,912
10,000	Gulliver International Co. Ltd.	441,800
184,000	Hino Motors Ltd.	1,080,620
35,200	Hisamitsu Pharmaceutical Co., Inc.	1,416,383
203,000	Hitachi Ltd.	1,087,732
256,000	Hokkoku Bank Ltd. (The)	862,222
86,400	Hokuriku Electric Power Co.	1,376,509
6,900	Honda Motor Co. Ltd.	206,336
104,500	Hoshizaki Electric Co. Ltd.	2,335,266
206,800	House Foods Corp.	3,748,752
94	Inpex Corp.	620,596
96,000	Isuzu Motors Ltd.	406,927
159,500	Ito En Ltd.	2,703,719
28,900	ITOCHU Corp.	285,834
122,900	JX Holdings, Inc.	715,878
365,000	Kaken Pharmaceutical Co. Ltd.	4,581,373
163,600	Kansai Electric Power Co., Inc. (The)	2,413,333
76,000	Kanto Denka Kogyo Co. Ltd.	372,557
8,400	Kao Corp.	220,369
65,000	Kasumi Co. Ltd.	413,809
18,000	Kato Sangyo Co. Ltd.	351,599
410	KDDI Corp.	3,003,396
55,100	Keihin Corp.	849,881
213,000	Keiyo Bank Ltd. (The)	1,034,754
366,300	Kewpie Corp.	4,994,540
14,000	Kintetsu World Express, Inc.	426,485
107,000	Krosaki Harima Corp.	364,190
30,000	Kura Corp.	381,252
66,000	KYB Co. Ltd.	379,267
8,200	Kyocera Corp.	720,830
83,200	Lawson, Inc.	4,681,639
358,000	Lion Corp.	1,995,249
31,000	Marubeni Corp.	180,438
21,000	Meitec Corp.	391,054
40,000	Mimasu Semiconductor Industry Co. Ltd.	335,011
164,000	Mitsubishi Chemical Holdings Corp.	994,148
30,000	Mitsubishi Electric Corp.	277,596
18,200	Mitsui & Co. Ltd.	265,620
166,000	Morinaga & Co. Ltd.	392,521
17,000	Musashi Seimitsu Industry Co. Ltd.	401,871
83,000	Nachi-Fujikoshi Corp.	460,006
30,000	NGK Spark Plug Co. Ltd.	371,869
45,000	NHK Spring Co. Ltd.	411,852
130,000	Nippon Carbon Co. Ltd.	382,951
37,000	Nippon Konpo Unyu Soko Co. Ltd.	380,972
61,845	Nippon Telegraph & Telephone Corp.	3,172,391

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
72,000	Nippon Thompson Co. Ltd.	$463,746
89,900	Nissan Motor Co. Ltd.	826,608
50,000	Nissan Shatai Co. Ltd.	448,267
26,000	Nissin Kogyo Co. Ltd.	366,380
9,200	Nitori Holdings Co. Ltd.	879,852
13,800	Nitto Denko Corp.	579,713
1,646	NTT DoCoMo, Inc.	2,923,367
42,300	Otsuka Holdings Co. Ltd.	1,085,431
72,000	Pacific Industrial Co. Ltd.	359,153
63,000	Pacific Metals Co. Ltd.	363,938
139,000	PanaHome Corp.	958,070
22,300	Point, Inc.	961,846
12,000	Proto Corp.	407,459
95,000	Riken Corp.	389,200
23,000	Riso Kagaku Corp.	394,862
93,300	Santen Pharmaceutical Co. Ltd.	3,481,357
28,000	Secom Co. Ltd.	1,324,208
16,960	Secom Co. Ltd. - ADR	200,637
57,000	Seiren Co. Ltd.	338,478
62,300	Seven & I Holdings Co. Ltd.	1,662,522
43,000	Shinko Plantech Co. Ltd.	381,946
126,000	Shiroki Corp.	357,184
83,300	Sumitomo Electric Industries Ltd.	923,586
381,000	Sumitomo Osaka Cement Co. Ltd.	1,154,199
65,000	Sumitomo Precision Products Co. Ltd.	421,175
23,300	Suzuki Motor Corp.	494,173
22,000	Tachi-S Co. Ltd.	375,762
56,300	Taisho Pharmaceutical Holdings Co. Ltd.(b)	3,975,134
36,500	Takeda Pharmaceutical Co. Ltd.	1,645,471
169,000	Toho Gas Co. Ltd.	956,729
18,000	Tokai Corp.	382,089
31,000	Tokai Rubber Industries, Inc.	389,362
270,000	Tokyo Gas Co. Ltd.	1,162,707
19,000	Tokyo Ohka Kogyo Co. Ltd.	394,819
23,000	Tokyo Seimitsu Co. Ltd.	416,886
139,000	Tokyu Construction Co. Ltd.	380,337
528,000	TonenGeneral Sekiyu KK	5,958,105
39,000	Topre Corp.	377,677
32,000	Transcosmos, Inc.	362,641
27,000	TS Tech Co. Ltd.	405,295
107,100	West Japan Railway Co.	4,538,211
29,000	Yamaha Motor Co. Ltd.	415,397
238,000	Yamazaki Baking Co. Ltd.	3,155,265
56,000	Yamazen Corp.	396,478
30,000	Yellow Hat Ltd.	386,136
16,000	Yorozu Corp.	377,302

		135,253,978

LUXEMBOURG — 0.0%
11,018	Millicom International Cellular SA	1,210,878

Shares		Value

MALAYSIA — 0.2%
242,800	AirAsia Berhad	$305,131
406,700	Coastal Contracts Berhad	255,081
1,676,500	Maxis Berhad	2,915,477
336,100	Media Prima Berhad	276,911
671,800	Petronas Gas Berhad	2,858,381
1,868,800	Telekom Malaysia Berhad	2,573,372
411,625	Tenaga Nasional Berhad	798,409

		9,982,762

MEXICO — 0.0%
922,430	Cia Minera Autlan SAB de CV - Series B	958,630

NETHERLANDS — 0.2%
121,711	Aegon NV(b)	580,433
31,840	Heineken Holding NV	1,362,093
63,932	Heineken NV	3,098,518
133,944	Koninklijke Ahold NV	1,711,318
4,451	Koninklijke DSM NV	227,766
13,527	Koninklijke KPN NV	177,108
21,405	Koninklijke Philips Electronics NV	452,223
24,773	Royal Dutch Shell Plc - ADR	1,775,924

		9,385,383

NORWAY — 0.1%
78,730	Kongsberg Gruppen ASA	1,687,587
40,855	Statoil ASA	1,036,658
45,036	Telenor ASA	802,214

		3,526,459

PAKISTAN — 0.2%
426,680	Fauji Fertilizer Bin Qasim Ltd.	307,112
2,410,561	Fauji Fertilizer Co. Ltd.	5,375,104
311,020	Lucky Cement Ltd.	297,672
1,138,188	Pakistan Petroleum Ltd.	2,309,888

		8,289,776

POLAND — 0.1%
34,077	KGHM Polska Miedz SA	1,645,217
257,220	Netia SA(b)	437,399
300,538	PGE SA	1,848,798
45,730	Zaklady Azotowe W Tarnowie- Moscicach SA(b)	440,614

		4,372,028

PORTUGAL — 0.0%
402,340	Brisa Auto-Estradas de Portugal SA	1,369,378
314,741	EDP - Energias de Portugal SA	988,764

		2,358,142

RUSSIA — 0.2%
36,337	Federal Hydrogenerating Co. JSC - ADR	137,899
103,314	Gazprom Neft JSC - ADR	2,135,500
183,304	Gazprom OAO - ADR	2,128,159

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

RUSSIA (continued)
54,472	Lukoil OAO - ADR	$3,143,034
31,526	MMC Norilsk Nickel OJSC - ADR	606,875
29,278	Mobile Telesystems OJSC - ADR	418,383
39,495	Surgutneftegas OJSC - ADR	341,632
8,959	Tatneft - ADR	280,417

		9,191,899

SINGAPORE — 0.1%
500,000	CWT Ltd.	414,170
7,000	Jardine Cycle & Carriage Ltd	251,637
439,100	Overseas Union Enterprise Ltd.	806,125
76,000	Singapore Airlines Ltd.	704,199
3,535,000	Singapore Post Ltd.	2,878,561

		5,054,692

SOUTH AFRICA — 0.1%
12,130	Gold Fields Ltd.	210,266
31,763	Kumba Iron Ore Ltd.	1,876,318
8,249	Sasol Ltd.	370,980

		2,457,564

SOUTH KOREA — 0.3%
13,128	Daewoong Pharmaceutical Co. Ltd.	385,399
50,720	Hanil E-Wha Co. Ltd.	464,218
54,780	Hynix Semiconductor, Inc.	1,108,598
1,132	Hyundai Heavy Industries Co. Ltd.	302,430
8,093	Hyundai Motor Co.	1,629,837
2,520	Korea Kumho Petrochemical Co.	427,076
4,220	Korea Petrochemical Industries Co. Ltd.	349,764
140	KT Corp.	4,692
20,559	LG Corp.	1,203,182
48,240	LG Display Co. Ltd.	979,506
6,230	LG Electronics, Inc.	412,439
1,382	Lotte Shopping Co. Ltd.	496,004
3,700	POSCO	1,282,007
3,435	Samsung Electronics Co. Ltd.	2,957,058
130,550	SK Broadband Co. Ltd.(b)	459,596
40,180	SK Networks Co. Ltd.	402,635
14,355	SK Telecom Co. Ltd.	1,911,448
28,470	STX Corp. Co. Ltd.	360,441

		15,136,330

SPAIN — 0.2%
96,851	Endesa SA	2,299,524
101,595	Gas Natural SDG SA	1,888,439
289,203	Iberdrola SA	2,092,375
90,023	Repsol YPF SA	2,709,667
17,399	Telefonica SA	369,757

		9,359,762

Shares		Value

SWEDEN — 0.2%
200,040	Billerud AB	$1,553,530
116,960	Boliden AB	1,662,751
83,738	Investor AB - B Shares	1,637,732
38,060	Svenska Cellulosa AB - B Shares	555,622
69,610	Tele2 AB - B Shares	1,465,868

		6,875,503

SWITZERLAND — 0.6%
23,404	ACE Ltd.	1,688,599
37,970	Basilea Pharmaceutica(b)	1,703,847
41,690	Foster Wheeler AG(b)	888,831
3,577	Givaudan SA(b)	3,253,348
7,806	Holcim Ltd.(b)	494,323
9,540	Inficon Holding AG(b)	1,625,809
52,264	Nestle SA	3,022,829
7,086	Noble Corp.(b)	254,671
51,659	Novartis AG	2,910,224
31,433	PSP Swiss Property AG(b)	2,859,780
67,490	STMicroelectronics NV	467,695
34,774	Swiss Prime Site AG(b)	2,843,984
7,101	Swisscom AG	2,860,583
8,155	Transocean Ltd.	466,058
21,894	Valiant Holding AG	3,030,979

		28,371,560

TAIWAN — 0.3%
112,000	Chong Hong Construction Co.	260,694
2,045,000	Chunghwa Telecom Co. Ltd.	6,841,814
2,772,000	Compal Electronics, Inc.	2,544,084
203,000	CTCI Corp.	258,290
314,383	Elite Material Co. Ltd.	245,559
464,000	Eva Airways Corp.	335,659
138,000	Feng Hsin Iron & Steel Co.	232,072
198,000	Gintech Energy Corp.	246,662
495,000	Grand Pacific Petrochemical	244,441
697,000	King Yuan Electronics Co. Ltd.	268,326
2,459,000	Macronix International	929,187
536,000	Tainan Spinning Co. Ltd.	236,791
77,000	Taiwan Prosperity Chemical Corp.	219,880
426,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,038,109
108,040	Tripod Technology Corp.	281,080
181,000	Unimicron Technology Corp.	235,018
693,000	Vanguard International Semiconductor Corp.	246,846
514,000	Wan Hai Lines Ltd.	266,802
1,237,000	Winbond Electronics Corp.(b)	231,038

		15,162,352

THAILAND — 0.1%
420,400	Advanced Info Service Public Co. Ltd. - FOR	1,784,137
390,800	Bangchak Petroleum Public Co. Ltd.	219,059
463,500	Polyplex Public Co. Ltd. - FOR	230,620

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

THAILAND (continued)
124,200	PTT Exploration & Production Public Co. Ltd. - FOR	$650,283
355,885	STP & I Public Co. Ltd. - FOR	236,099

		3,120,198

TURKEY — 0.1%
176,890	Enka Insaat ve Sanayi AS	455,660
56,150	Gubre Fabrikalari TAS(b)	384,532
268,427	KOC Holding AS	954,144
19,760	Tupras Turkiye Petrol Rafinerileri AS	445,221
336,222	Turk Telekomunikasyon AS	1,422,591
40,794	Turkcell Iletisim Hizmet AS(b)	200,867

		3,863,015

UNITED KINGDOM — 0.9%
191,864	Amlin Plc	884,943
19,937	Anglo American Plc	730,899
36,207	Associated British Foods Plc	642,634
24,630	AstraZeneca Plc	1,182,464
29,319	Aviva Plc	159,951
54,496	BP Plc	401,027
67,205	British American Tobacco Plc	3,081,367
168,150	Drax Group Plc	1,463,754
221,173	Eurasian Natural Resources Corp. Plc	2,329,656
488,450	Gulfsands Petroleum Plc(b)	1,463,205
6,942	Imperial Tobacco Group Plc	252,875
63,372	International Power Plc	343,773
175,357	J Sainsbury Plc	840,303
23,526	Kazakhmys Plc	347,798
66,887	Kingfisher Plc	277,119
681,150	Ladbrokes Plc	1,508,588
64,324	Land Securities Group Plc REIT	703,987
2,609,240	Lloyds Banking Group Plc(b)	1,349,297
74,236	Marks & Spencer Group Plc	382,732
12,472	Pearson Plc	229,121
270,450	Pennon Group Plc	3,021,121
48,251	Rio Tinto Plc	2,610,323
170,453	Scottish & Southern Energy Plc	3,682,833
390,800	SVG Capital Plc(b)	1,317,837
497,835	Tesco Plc	3,209,745
587,120	TT electronics Plc	1,480,957
199,510	Valiant Petroleum Plc(b)	1,559,671
332,022	Vodafone Group Plc	921,920
489,165	WM Morrison Supermarkets Plc	2,372,165

		38,752,065

UNITED STATES — 12.9%
133,565	3M Co.	10,554,306
55,109	Abbott Laboratories	2,968,722
24,981	Advance Auto Parts, Inc.	1,625,514
133,520	Advanced Micro Devices, Inc.(b)	778,422
15,217	AES Corp. (The)(b)	170,735
25,503	Aetna, Inc.	1,013,999

Shares		Value

UNITED STATES (continued)
15,620	Alaska Air Group, Inc.(b)	$1,039,199
12,860	Alliance Resource Partners LP	976,460
34,589	American Electric Power Co., Inc.	1,358,656
81,190	American Vanguard Corp.	1,004,320
30,880	America’s Car-Mart, Inc.(b)	1,030,774
33,663	Amgen, Inc.	1,927,880
230,034	Annaly Capital Management, Inc., REIT	3,876,073
11,398	Apache Corp.	1,135,583
21,122	Apollo Group, Inc. - Class A(b)	1,000,127
648,270	Applied Materials, Inc.	7,986,686
48,220	Arch Coal, Inc.	878,568
29,814	Archer-Daniels-Midland Co.	862,817
123,030	Artio Global Investors, Inc.	900,580
50,300	Asbury Automotive Group, Inc.(b)	938,095
72,640	Assisted Living Concepts, Inc. - Class A	1,032,214
26,080	Assurant, Inc.	1,005,123
1,239,886	AT&T, Inc.	36,341,059
44,850	Atlas Energy LP	1,064,290
53,250	ATMI, Inc.(b)	1,086,300
31,610	Bally Technologies, Inc.(b)	1,146,495
38,219	Becton Dickinson and Co.	2,989,872
30,670	Belden, Inc.	990,028
95,470	Bemis Co., Inc.	2,683,662
5,608	Best Buy Co., Inc.	147,098
21,700	Bristow Group, Inc.	1,080,226
103,810	Brooks Automation, Inc.	1,084,814
3,082	Bunge Ltd.	190,375
51,502	CA, Inc.	1,115,533
18,020	CACI International, Inc. - Class A(b)	989,118
96,427	Campbell Soup Co.	3,206,198
15,893	Capital One Financial Corp.	725,674
110,600	Capstead Mortgage Corp.	1,340,472
61,590	Carter’s, Inc.(b)	2,345,963
37,260	CenturyLink, Inc.	1,313,788
47,219	Chesapeake Energy Corp.	1,327,798
21,029	Chevron Corp.	2,209,096
22,980	Churchill Downs, Inc.	1,104,649
1,050,000	Cisco Systems, Inc.	19,456,500
26,080	Cleco Corp.	961,570
3,192	Cliffs Natural Resources, Inc.	217,758
41,698	Coca-Cola Co. (The)	2,848,807
31,820	Colgate-Palmolive Co.	2,875,573
70,869	Comcast Corp. - Class A	1,661,878
86,350	Conceptus, Inc.(b)	994,752
27,995	ConocoPhillips	1,949,852
77,518	Consolidated Edison, Inc.	4,485,967
49,150	Constellation Brands, Inc. - Class A(b)	993,813
15,820	Contango Oil & Gas Co.(b)	1,017,859
20,497	Corning, Inc.	292,902

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

UNITED STATES (continued)
39,590	Corrections Corp. of America(b)	$880,086
19,032	CVS Caremark Corp.	690,862
22,800	Cymer, Inc.(b)	990,660
32,900	Darden Restaurants, Inc.	1,575,252
1,705,910	Dell, Inc.(b)	26,970,437
12,951	Devon Energy Corp.	841,167
44,940	DG FastChannel, Inc.(b)	837,682
12,691	Diamond Offshore Drilling, Inc.	831,768
18,810	Dillard’s, Inc. - Class A	969,279
20,633	Discover Financial Services	486,113
56,718	Dominion Resources, Inc.	2,926,082
47,650	DreamWorks Animation SKG, Inc. - Class A(b)	883,907
20,450	DST Systems, Inc.	1,026,385
19,310	DSW, Inc. - Class A	1,010,685
24,580	Eastman Chemical Co.	965,748
54,030	Ebix, Inc.	924,453
63,666	Edison International	2,584,840
268,900	El Paso Pipeline Partners LP	8,962,437
146,488	Eli Lilly & Co.	5,443,494
45,670	Empire District Electric Co. (The)	912,030
31,581	Exelon Corp.	1,401,881
29,050	FEI Co.(b)	1,155,028
11,388	Freeport-McMoRan Copper & Gold, Inc.	458,481
68,046	Gap, Inc. (The)	1,286,069
23,127	General Dynamics Corp.	1,484,522
21,381	General Motors Co.(b)	552,699
1,725,000	General Motors Co., Escrow Shares(b)(d)	655,500
42,760	Genie Energy Ltd. - Class B(b)	354,908
74,113	Genuine Parts Co.	4,256,310
30,038	Gilead Sciences, Inc.(b)	1,251,383
33,000	GT Advanced Technologies, Inc.(b)	270,600
23,860	Gulfmark Offshore, Inc. - Class A(b)	992,337
17,600	Helmerich & Payne, Inc.	935,968
28,775	Hess Corp.	1,800,164
405,144	Hewlett-Packard Co.	10,780,882
56,602	HJ Heinz Co.	3,024,811
137,283	Hormel Foods Corp.	4,045,730
25,855	Humana, Inc.	2,194,831
2,066	Huntington Ingalls Industries, Inc.(b)	60,947
74,861	IDACORP, Inc.	3,022,887
42,760	IDT Corp. - Class B	491,740
50,400	Impax Laboratories, Inc.(b)	953,064
89,083	Intel Corp.	2,186,097
115,000	International Business Machines Corp.	21,232,450
14,010	ITT Educational Services, Inc.(b)	868,060
375,131	Johnson & Johnson	24,154,685

Shares		Value

UNITED STATES (continued)
95,250	Kforce, Inc.(b)	$1,215,390
43,592	Kimberly-Clark Corp.	3,038,798
15,798	Kohl’s Corp.	837,452
41,280	Kroger Co. (The)	956,870
104,870	Kulicke & Soffa Industries, Inc.(b)	1,011,995
23,210	Life Technologies Corp.(b)	943,951
15,320	Lindsay Corp.	890,092
21,780	Littelfuse, Inc.	1,066,349
16,280	Loral Space & Communications, Inc.(b)	984,940
22,600	Ltd. Brands, Inc.	965,246
21,422	Macy’s, Inc.	654,014
54,945	Marathon Oil Corp.	1,430,218
10,693	Marathon Petroleum Corp.	383,879
36,110	Materion Corp.(b)	954,748
32,580	McDonald’s Corp.	3,025,053
5,356	McGraw-Hill Cos., Inc. (The)	227,630
60,470	Medicines Co. (The)(b)	1,131,998
55,290	Medifast, Inc.(b)	908,968
84,920	MGM Resorts International(b)	978,278
91,300	Micrel, Inc.	1,006,126
84,725	Micron Technology, Inc.(b)	473,613
784,500	Microsoft Corp.	20,891,235
75,120	Momenta Pharmaceuticals, Inc.(b)	1,111,776
62,560	Movado Group, Inc.	1,046,629
22,902	Murphy Oil Corp.	1,268,084
37,270	NASDAQ OMX Group, Inc. (The)(b)	933,614
48,150	Nelnet, Inc. - Class A	1,034,262
91,120	Neutral Tandem, Inc.(b)	960,405
5,530	NewMarket Corp.	1,073,594
22,384	Newmont Mining Corp.	1,495,923
74,450	Newport Corp.(b)	1,031,133
26,741	News Corp. - Class A	468,502
5,603	NextEra Energy, Inc.	316,009
44,519	Northrop Grumman Corp.	2,570,972
42,890	NuVasive, Inc.(b)	635,630
47,550	Olin Corp.	896,793
21,420	ONEOK Partners LP	1,071,000
30,950	Papa John’s International, Inc.(b)	1,044,872
38,130	Park Electrochemical Corp.	1,079,079
2,851,200	Pfizer, Inc.	54,914,112
4,187	PG&E Corp.	179,622
43,428	Philip Morris International, Inc.	3,034,314
220,000	PPL Corp.(b)	12,009,800
4,699	Progress Energy, Inc.	244,818
27,845	Public Service Enterprise Group, Inc.	938,377
68,390	Revlon, Inc. - Class A(b)	1,007,385
6,043	Reynolds American, Inc.	233,743
643,628	SAIC, Inc.(b)	8,000,296
17,053	SanDisk Corp.(b)	864,076
125,710	SandRidge Energy, Inc.(b)	962,939

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

UNITED STATES (continued)
25,370	Sauer-Danfoss, Inc.(b)	$982,326
113,790	Seachange International, Inc.(b)	960,388
10,060	SEACOR Holdings, Inc.	856,609
15,514	Sempra Energy	833,567
24,840	Sotheby’s	874,865
66,851	Southern Co.	2,887,963
106,570	Southwest Airlines Co.	911,174
28,180	State Street Corp.	1,138,190
96,140	STEC, Inc.(b)	1,088,305
14,100	Sunoco Logistics Partners LP	1,385,748
83,610	SunPower Corp. - Class A(b)	837,772
11,320	Target Corp.	619,770
41,145	Techne Corp.	2,830,776
56,030	TeleTech Holdings, Inc.(b)	979,404
801,047	Tellabs, Inc.	3,468,534
73,970	Teradyne, Inc.(b)	1,059,250
8,123	Terra Nitrogen Co. LP	1,384,078
18,859	Texas Instruments, Inc.	579,537
13,887	Time Warner Cable, Inc.	884,463
619,539	Time Warner, Inc.	21,677,670
27,500	TJX Cos., Inc.	1,620,575
39,925	Travelers Cos., Inc. (The)	2,329,624
18,240	Triumph Group, Inc.	1,059,744
106,427	UGI Corp.	3,051,262
44,510	United Continental Holdings, Inc.(b)	859,933
5,090	UnitedHealth Group, Inc.	244,269
41,210	Unum Group	982,446
786,353	Verizon Communications, Inc.	29,079,334
467,583	Wal-Mart Stores, Inc.	26,521,308
93,071	Walt Disney Co. (The)	3,246,316
11,492	WellPoint, Inc.	791,799
36,000	WGL Holdings, Inc.	1,541,160
27,510	Williams-Sonoma, Inc.	1,032,725
131,990	Winn-Dixie Stores, Inc.(b)	836,817
91,456	Wisconsin Energy Corp.	2,965,918
62,900	Worthington Industries, Inc.	1,086,912
16,570	Xerox Corp.	135,543

		564,920,669

Total Common Stocks (Cost $1,085,586,001)		1,073,284,631

EXCHANGE TRADED FUNDS — 0.0%
UNITED STATES — 0.0%
73,890	iShares MSCI Canada Index Fund	2,086,653

Total Exchange Traded Funds (Cost $2,058,209)		2,086,653

PREFERRED STOCKS — 0.4%
UNITED STATES — 0.4%
225,000	Fannie Mae	452,813
250,000	Freddie Mac	550,625

Shares		Value

UNITED STATES (continued)
5,000	Interpublic Group of Cos., Inc. (The)	$4,425,000
7,575	Lucent Technologies Capital Trust I	6,588,356
100,000	Petroquest Energy, Inc.	3,887,500

Total Preferred Stocks (Cost $23,170,806)		15,904,294

RIGHTS/WARRANTS — 0.1%
UNITED STATES — 0.1%
159,848	General Motors Co., Warrants, Expires 07/10/16, Strike Price $10.00(b)	2,709,424
3,098	General Motors Co., Warrants, Expires 07/10/19, Strike Price $18.33(b)	36,556

Total Rights/Warrants (Cost $4,048,182)		2,745,980

Principal Amount		Value

BANK LOANS — 1.5%
UNITED STATES — 1.5%
$2,000,000	Academy Sports + Outdoors, Term Loan, 6.00%, 08/03/18(e)	1,981,666
1,974,963	Affinion Group Holdings, Inc., 5.00%, 10/09/16(e)	1,816,965
6,250,000	BJ’s Wholesale Club, Inc., Term Loan, 7.00%, 09/27/18(e)	6,231,769
1,745,603	Brickman Group Holdings, Inc., Term B Loan, 7.25%, 10/14/16(e)	1,736,875
2,000,000	Cumulus Media, Inc., Second Lien Term Loan, 7.50%, 09/16/19(e)	1,960,000
1,000,000	Cumulus Media, Inc., Term Loan, 5.75%, 09/16/18(e)	985,000
995,000	Emergency Medical Services Corp., Term B Loan, 5.25%, 05/25/18(e)	971,120
2,851,244	Frac Tech Services, LLC, Term Loan B, 6.25%, 05/15/16(e)	2,825,786
2,447,489	Hercules Offshore, Inc., Term Loan, 7.50%, 07/11/13(e)	2,402,619
746,250	Hertz Corp. (The), Term B Loan, 3.75%, 03/01/18(e)	738,787
2,481,250	Jostens Corp. (Visant), Term Loan, 5.25%, 12/22/16(e)	2,344,781
1,750,000	Level 3 Financing, Inc., Tranche B II Term Loan, 5.75%, 08/03/18(e)	1,719,375

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount			Value

UNITED STATES (continued)
$5,150,000		MGM Resorts International, Class E Loan, 7.00%, 02/21/14(e)	$5,005,800
2,480,237		Multiplan, Inc., Term Loan B, 4.75%, 08/26/17(e)	2,391,363
1,700,000		Nuveen Investments, Inc., 12.50%, 07/31/15(e)	1,749,584
2,000,000		Nuveen Investments, Inc., Extended First-Lien Term Loan, 5.82%, 05/13/17(e)	1,917,000
2,900,000		PQ Corp., Second Lien, 6.74%, 07/30/15(e)	2,552,000
1,150,000		Reynolds Group Holdings, Inc., Tranche C Term Loan, 6.50%, 08/09/18(e)	1,144,250
89,122		ServiceMaster Co. (The), 2.74%, 07/24/14(e)	85,000
894,935		ServiceMaster Co. (The), 2.76%, 07/24/14(e)	853,544
178,897		Spectrum Brands, Inc., Term Loan B, 5.00%, 06/17/16(e)	178,226
8,650,000		Superior Energy Services, Bridge Loan, 0.00%, 10/28/12(e)	8,650,000
2,000,000		Telcordia Technologies, Term Loan, 6.75%, 04/30/16(e)	1,980,000
4,981,873		U.S. Foodservice, Term B Loan, 5.75%, 03/31/17(e)	4,689,188
995,515		U.S. TelePacific Corp., Term B Loan, 5.75%, 02/23/17(e)	946,984
3,495,702		Univar, Inc., Term Loan B, 5.00%, 06/30/17(e)	3,403,066
4,184,447		US Foodservice, Term Loan, 2.74%, 07/03/14(e)	3,872,706
249,373		Vantiv Holding LLC (Fifth Third Processing Solutions LLC), 4.50%, 11/03/16(e)	247,659

Total Bank Loans (Cost $65,469,290)			65,381,113

CORPORATE BONDS — 40.1%
AUSTRALIA — 0.7%
3,250,000		FMG Resources, 7.00%, 11/01/15(f)	3,250,000
27,500,000	(g)	Transpacific Industries Group Ltd., Cnv., 6.75%, 12/07/14	27,967,765

			31,217,765

AUSTRIA — 0.2%
5,218,800	(g)	A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(h)	5,035,655

Principal Amount			Value

AUSTRIA (continued)
$8,000,000	(g)	A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(h)	$3,829,971

			8,865,626

BERMUDA — 1.1%
7,000,000	(i)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(b)(c)(d)(h)(j)	1,115,716
33,000,000		Central European Media Enterprises Ltd., Cnv., 5.00%, 11/15/15(c)	25,038,750
19,000,000		Frontline Ltd., Cnv., 4.50%, 04/14/15	8,645,000
1,000,000		NCL Corp. Ltd., 11.75%, 11/15/16	1,150,000
19,400,000		Petroplus Finance Ltd., Cnv., 4.00%, 10/16/15	12,416,000

			48,365,466

BRAZIL — 0.0%
1,000,000		Petrobras International Finance Co., 5.75%, 01/20/20	1,073,958

CANADA — 0.8%
1,550,000		Bombardier, Inc., 7.75%, 03/15/20(f)	1,705,000
1,500,000		Cascades, Inc., 7.88%, 01/15/20	1,462,500
10,000,000		Jaguar Mining, Inc., Cnv., 4.50%, 11/01/14(f)	7,825,000
1,000,000		Jaguar Mining, Inc., Cnv., 5.50%, 03/31/16(f)	947,500
15,000,000		PetroBakken Energy Ltd., Cnv., 3.13%, 02/08/16	13,200,000
2,500,000		Precision Drilling Corp., 6.50%, 12/15/21(f)	2,637,500
450,000		Quebecor Media, Inc., 7.75%, 03/15/16	464,625
3,560,000		Quebecor Media, Inc., 7.75%, 03/15/16	3,675,700
1,600,000		Telesat Canada/Telesat LLC, 11.00%, 11/01/15	1,740,000
1,000,000		Videotron Ltee, 6.88%, 01/15/14	1,007,500

			34,665,325

COLUMBIA — 0.1%
4,000,000		Petrominerales Ltd., Cnv., 2.63%, 08/25/16	4,177,240

FINLAND — 0.3%
3,000,000	(g)	Talvivaara Mining Co. Plc, Cnv., 5.25%, 05/20/13	3,443,337
8,300,000	(g)	Talvivaara Mining Co. Plc, Cnv., 4.00%, 12/16/15	8,599,177

			12,042,514

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

FRANCE — 0.2%
$1,250,000	Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21(f)	$1,243,750
3,400,000	Cie Generale de Geophysique- Veritas, 9.50%, 05/15/16	3,680,500
1,850,000	Cie Generale de Geophysique- Veritas, 7.75%, 05/15/17	1,917,062

		6,841,312

GERMANY — 0.0%
1,800,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17(f)	1,917,000

HONG KONG — 0.1%
3,000,000	BLT International Corp., Cnv., 12.00%, 02/10/15(c)	1,935,000
9,700,000	China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(c)(d)(j)	1,133,154

		3,068,154

INDIA — 0.5%
3,700,000	Jaiprakash Associates Ltd., Cnv., 8.15%, 09/12/12(j)	4,652,750
12,500,000	Jaiprakash Power Ventures Ltd., Cnv., 5.00%, 02/13/15	10,000,000
5,000,000	Sesa Goa Ltd. Cnv., 5.00%, 10/31/14	4,412,500
5,000,000	Sterlite Industries India Ltd., Cnv., 4.00%, 10/30/14	4,493,750

		23,559,000

LUXEMBOURG — 0.4%
3,350,000	Calcipar SA, 6.88%, 05/01/18(f)	3,115,500
500,000	Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(f)	536,757
2,250,000	Intelsat Jackson Holdings SA, 9.50%, 06/15/16	2,348,438
2,550,000	Intelsat Jackson Holdings SA, 7.25%, 04/01/19(f)	2,562,750
1,650,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20(f)	1,654,125
2,600,000	Intelsat Jackson Holdings SA, 7.50%, 04/01/21(f)	2,613,000
3,500,000	Intelsat Luxembourg SA, 11.25%, 02/04/17	3,473,750
1,000,000	Intelsat Luxembourg SA, 11.50%, 02/04/17(f)(k)	1,000,000
2,000,000	Wind Acquisition Finance SA, 11.75%, 07/15/17(f)	1,980,000

Principal Amount			Value

LUXEMBOURG (continued)
$200,000		Wind Acquisition Finance SA, 7.25%, 02/15/18(f)	$193,000

			19,477,320

MEXICO — 0.2%
14,500,000		Cemex SAB de CV, Cnv., 4.88%, 03/15/15	8,881,250

NETHERLANDS — 0.3%
9,000,000	(g)	Portugal Telecom International Finance BV, Cnv., 4.13%, 08/28/14	10,990,037
3,865,000		Sensata Technologies BV, 6.50%, 05/15/19(f)	3,792,531

			14,782,568

PUERTO RICO — 0.2%
7,500,000		Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18(f)	7,818,750

SINGAPORE — 0.0%
3,000,000		BLD Investments Pte Ltd., Cnv., 8.63%, 03/23/15(c)	2,219,070

SOUTH AFRICA — 1.1%
236,000,000	(g)	Steinhoff International Holdings Ltd., Cnv., 5.70%, 07/31/13	28,661,710
129,000,000	(g)	Steinhoff International Holdings Ltd., Cnv., 9.63%, 07/20/15	18,645,706

			47,307,416

SPAIN — 0.5%
8,000,000	(g)	Fomento de Construcciones y Contratas SA, Cnv., 6.50%, 10/30/14	9,979,244
8,600,000	(g)	Pescanova SA, 5.13%, 04/20/17	10,261,215

			20,240,459

SWEDEN — 0.3%
80,000,000	(g)	SAS AB, Cnv., 7.50%, 04/01/15	9,789,105
2,000,000		Volvo Treasury AB, 5.95%, 04/01/15(f)	2,162,212

			11,951,317

THAILAND — 0.1%
3,100,000		Thoresen Thai Agencies Public Co. Ltd., Cnv., 2.50%, 09/24/12	3,186,611

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount			Value

UNITED KINGDOM — 1.0%
$7,500,000	(g)	Cable & Wireless Worldwide Plc, Cnv., 5.75%, 11/24/14	$10,973,904
16,500,000		Essar Energy Investment Ltd., Cnv., 4.25%, 02/01/16	11,944,350
14,500,000	(g)	TUI Travel Plc, Cnv., 4.90%, 04/27/17	18,656,280
2,350,000		Virgin Media Finance Plc, 8.38%, 10/15/19	2,614,375

			44,188,909

UNITED STATES — 31.9%
1,000,000		Advanced Micro Devices, Inc., 8.13%, 12/15/17	1,030,000
4,500,000		Advanced Micro Devices, Inc., 7.75%, 08/01/20	4,567,500
53,505,000		Advanced Micro Devices, Inc., Cnv., 6.00%, 05/01/15	52,434,900
4,000,000		AES Corp. (The), 9.75%, 04/15/16	4,540,000
3,000,000		AES Corp. (The), 8.00%, 10/15/17	3,292,500
2,000,000		Affinion Group, Inc., 11.50%, 10/15/15(c)	1,790,000
5,000,000		Alaska Communications Systems Group, Inc., Cnv., 5.75%, 03/01/13	4,993,750
6,000,000		Alcatel-Lucent USA, Inc., Series A, Cnv., 2.88%, 06/15/23	5,100,000
1,000,000		Alcatel-Lucent USA, Inc., Series B, Cnv., 2.88%, 06/15/25	945,000
4,000,000		Alere, Inc., 7.88%, 02/01/16(c)	3,960,000
2,000,000		Alliant Techsystems, Inc., 6.75%, 04/01/16	2,050,000
2,000,000		Allison Transmission, Inc., 7.13%, 05/15/19(f)	1,940,000
1,900,000		Ally Financial, Inc., 6.75%, 12/01/14	1,919,000
1,500,000		Ally Financial, Inc., 7.50%, 09/15/20	1,515,000
3,250,000		Alpha Natural Resources, Inc., 6.00%, 06/01/19	3,225,625
4,250,000		AMC Networks, Inc., 7.75%, 07/15/21(f)	4,611,250
902,000		American Axle & Manufacturing Holdings, Inc., 9.25%, 01/15/17(f)	983,180
750,000		American Axle & Manufacturing, Inc., 5.25%, 02/11/14	738,750

Principal Amount			Value

UNITED STATES (continued)
$2,750,000		AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 08/20/19	$2,722,500
6,250,000		Ameristar Casinos, Inc., 7.50%, 04/15/21(f)	6,406,250
2,000,000		AMGH Merger Sub, Inc., 9.25%, 11/01/18(f)	2,080,000
9,000,000		Apollo Investment Corp., Cnv., 5.75%, 01/15/16(f)	7,953,750
10,000,000		ARAMARK Corp., 8.50%, 02/01/15	10,375,000
2,750,000		ARAMARK Holdings Corp., 8.63%, 05/01/16(f)(k)	2,853,125
5,000,000		Arch Coal, Inc., 7.25%, 06/15/21(f)	5,150,000
10,000,000		Ares Capital Corp., Cnv., 5.75%, 02/01/16(f)	9,762,500
2,250,000		Ashtead Capital, Inc., 9.00%, 08/15/16(f)	2,340,000
5,000,000		Avatar Holdings, Inc., Cnv., 7.50%, 02/15/16(c)	4,718,750
1,750,000		Avaya, Inc., 9.75%, 11/01/15	1,548,750
5,750,000		Avaya, Inc., 7.00%, 04/01/19(f)	5,520,000
3,050,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, 05/15/16	3,080,500
750,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, 03/15/18	783,750
2,000,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19	1,995,000
3,150,000		Basic Energy Services, Inc., 7.75%, 02/15/19(f)	3,150,000
2,750,000		Belo Corp., 8.00%, 11/15/16	2,970,000
2,750,000		Bill Barrett Corp., 7.63%, 10/01/19	2,908,125
3,250,000		Biomet, Inc., 10.00%, 10/15/17	3,510,000
5,750,000		Biomet, Inc., 11.63%, 10/15/17	6,267,500
1,250,000		Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.00%, 04/01/20	1,315,625
2,000,000		Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17	2,140,000
2,700,000		Boyd Gaming Corp., 7.13%, 02/01/16	2,416,500
2,700,000		Boyd Gaming Corp., 9.13%, 12/01/18	2,639,250

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

UNITED STATES (continued)
$250,000	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18(f)	$258,750
1,700,000	Cablevision Systems Corp., 8.63%, 09/15/17	1,844,500
1,100,000	Cablevision Systems Corp., 7.75%, 04/15/18	1,149,500
4,800,000	Cablevision Systems Corp., 8.00%, 04/15/20	5,064,000
4,250,000	Calpine Corp., 7.25%, 10/15/17(f)	4,420,000
2,100,000	Calpine Corp., 7.88%, 07/31/20(f)	2,252,250
2,900,000	Calpine Corp., 7.50%, 02/15/21(f)	3,045,000
2,500,000	Capella Healthcare, Inc., 9.25%, 07/01/17(f)	2,575,000
350,000	CBIZ, Inc., Cnv., 4.88%, 10/01/15(f)	387,187
3,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	3,657,500
3,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.88%, 04/30/18	3,195,000
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20	541,250
3,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 04/30/21	3,000,000
1,300,000	CDW LLC/CDW Finance Corp., 8.25%, 12/15/18(f)	1,339,000
4,450,000	CDW LLC/CDW Finance Corp., 8.50%, 04/01/19(f)	4,316,500
500,000	Cemex Finance LLC, 9.50%, 12/14/16(f)	436,900
1,000,000	Central Garden and Pet Co., 8.25%, 03/01/18	997,500
10,850,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17(f)	11,338,250
7,000,000	Charming Shoppes, Inc., Cnv., 1.13%, 05/01/14	6,055,000
15,353,000	Chemed Corp., Cnv., 1.88%, 05/15/14(c)	15,640,869
3,300,000	Chesapeake Energy Corp., Cnv., 2.50%, 05/15/37	3,271,125
1,500,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19(f)	1,541,250
10,000,000	Chiquita Brands International, Inc., Cnv., 4.25%, 08/15/16	8,775,000

Principal Amount		Value

UNITED STATES (continued)
$850,000	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.25%, 06/15/21(f)	$777,750
11,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	8,167,500
2,000,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	2,010,000
1,000,000	Cincinnati Bell, Inc., 8.25%, 10/15/17	1,007,500
750,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	720,000
1,000,000	CIT Group, Inc., 5.25%, 04/01/14(f)	995,000
500,000	CIT Group, Inc., 7.00%, 05/01/15	500,000
7,550,000	CIT Group, Inc., 7.00%, 05/02/16(f)	7,531,125
500,000	CIT Group, Inc., 7.00%, 05/02/17(f)	498,750
850,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	918,000
3,350,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	3,634,750
14,500,000	Cogent Communications Group, Inc., Cnv., 1.00%, 06/15/27(c)	12,778,125
7,750,000	CommScope, Inc., 8.25%, 01/15/19(f)	7,633,750
5,500,000	Complete Production Services, Inc., 8.00%, 12/15/16	5,720,000
5,700,000	Consol Energy, Inc., 8.00%, 04/01/17	6,241,500
1,750,000	Consol Energy, Inc., 8.25%, 04/01/20	1,916,250
1,500,000	Constellation Brands, Inc., 7.25%, 09/01/16	1,640,625
1,750,000	Constellation Brands, Inc., 7.25%, 05/15/17	1,925,000
1,000,000	Copano Energy LLC/Copano Energy Finance Corp., 7.75%, 06/01/18	1,045,000
3,250,000	Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 04/01/21	3,323,125
1,500,000	Crown Castle International Corp., 7.13%, 11/01/19	1,623,750
1,100,000	CSC Holdings, Inc., 7.63%, 07/15/18	1,199,000
3,050,000	CSC Holdings, Inc., 6.75%, 11/15/21	3,050,000
12,500,000	CSG Systems International, Inc., Cnv., 3.00%, 03/01/17(f)	11,437,500

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

UNITED STATES (continued)
$5,750,000	Cumulus Media, Inc., 7.75%, 05/01/19(f)	$5,290,000
5,000,000	DaVita, Inc., 6.63%, 11/01/20	5,037,500
5,450,000	Del Monte Foods Co., 7.63%, 02/15/19(f)	5,177,500
2,500,000	Delphi Corp., 6.13%, 05/15/21(f)	2,550,000
448,000	Delta Air Lines, Inc., 9.50%, 09/15/14(f)	474,880
2,050,000	Denbury Resources, Inc., 9.75%, 03/01/16	2,270,375
1,491,000	Denbury Resources, Inc., 8.25%, 02/15/20	1,647,555
5,000,000	Digital River, Inc., Cnv., 2.00%, 11/01/30(f)	4,150,000
2,000,000	Discover Bank, 8.70%, 11/18/19	2,262,080
1,350,000	DISH DBS Corp., 6.63%, 10/01/14	1,407,375
550,000	DISH DBS Corp., 7.13%, 02/01/16	584,375
1,150,000	DISH DBS Corp., 7.88%, 09/01/19	1,262,125
5,950,000	DISH DBS Corp., 6.75%, 06/01/21	6,143,375
2,500,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	2,506,250
1,500,000	DJO Finance LLC/DJO Finance Corp., 9.75%, 10/15/17(c)	1,233,750
1,900,000	Dole Food Co., Inc., 8.00%, 10/01/16(f)	2,004,500
2,000,000	Easton-Bell Sports, Inc., 9.75%, 12/01/16	2,142,500
1,000,000	Education Management LLC/Education Management Finance Corp., 8.75%, 06/01/14	990,000
3,100,000	EH Holding Corp., 6.50%, 06/15/19(f)	3,169,750
6,900,000	EH Holding Corp., 7.63%, 06/15/21(f)	7,141,500
2,000,000	El Paso Corp., 7.00%, 06/15/17	2,240,000
1,500,000	Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(f)	1,605,000
3,150,000	Endo Pharmaceuticals Holdings, Inc., 7.25%, 01/15/22(f)	3,394,125
4,734,000	EnerSys, Cnv., STEP, 3.38%, 06/01/38	4,651,155

Principal Amount		Value

UNITED STATES (continued)
$1,750,000	Equinix, Inc., 8.13%, 03/01/18	$1,907,500
3,250,000	Equinix, Inc., 7.00%, 07/15/21	3,461,250
12,651,000	Exterran Energy Corp., Cnv., 4.75%, 01/15/14	11,354,272
4,000,000	Exterran Holdings, Inc., 7.25%, 12/01/18(f)	3,840,000
1,500,000	Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	1,590,000
1,000,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21	895,000
1,006,000	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	988,395
5,475,000	Ford Motor Credit Co. LLC, 7.00%, 04/15/15	5,967,750
500,000	Ford Motor Credit Co. LLC, 6.63%, 08/15/17	547,937
5,000,000	Ford Motor Credit Co. LLC, 5.00%, 05/15/18	5,082,035
4,000,000	Ford Motor Credit Co. LLC, 8.13%, 01/15/20	4,854,540
1,025,000	Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,092,215
1,250,000	Frac Tech Services LLC/Frac Tech Finance, Inc., 7.63%, 11/15/18(f)	1,306,250
2,652,000	Freescale Semiconductor, Inc., 10.13%, 03/15/18(f)	2,910,570
600,000	Frontier Communications Corp., 6.25%, 01/15/13	613,500
3,500,000	Frontier Communications Corp., 8.25%, 04/15/17	3,736,250
600,000	Frontier Communications Corp., 7.13%, 03/15/19	606,000
3,900,000	Frontier Communications Corp., 8.50%, 04/15/20	4,153,500
4,500,000	FTI Consulting, Inc., 6.75%, 10/01/20	4,545,000
1,650,000	Gannett Co, Inc., 6.38%, 09/01/15	1,666,500
2,500,000	GCI, Inc., 6.75%, 06/01/21	2,443,750
19,000,000	GenCorp, Inc., Cnv., 4.06%, 12/31/39	16,886,250
6,500,000	General Cable Corp., Cnv., 0.88%, 11/15/13	6,150,625
1,500,000	GenOn Americas Generation LLC, 8.50%, 10/01/21	1,470,000
1,500,000	GenOn Energy, Inc., 7.63%, 06/15/14	1,530,000

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

UNITED STATES (continued)
$5,250,000	GenOn Energy, Inc., 7.88%, 06/15/17	$5,328,750
2,000,000	Geo Group, Inc. (The), 7.75%, 10/15/17	2,100,000
2,850,000	Geo Group, Inc. (The), 6.63%, 02/15/21	2,835,750
8,147,000	Globalstar, Inc., Cnv., 5.75%, 04/01/28(c)	4,328,094
20,000,000	Goodrich Petroleum Corp., Cnv., 5.00%, 10/01/29	18,825,000
4,300,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	4,622,500
1,000,000	Graham Packaging Co. LP/GPC Capital Corp. I, 9.88%, 10/15/14	1,013,750
1,250,000	Graphic Packaging International, Inc., 9.50%, 06/15/17	1,365,625
1,285,000	Graphic Packaging International, Inc., 7.88%, 10/01/18	1,374,950
4,500,000	Gray Television, Inc., 10.50%, 06/29/15	4,252,500
2,750,000	Griffon Corp., 7.13%, 04/01/18	2,619,375
7,000,000	Griffon Corp., Cnv., 4.00%, 01/15/17(f)	6,851,250
6,500,000	Group 1 Automotive, Inc., STEP, 2.25%, 06/15/36(c)	6,589,375
1,500,000	Hanesbrands, Inc., 8.00%, 12/15/16	1,620,000
4,500,000	Hanesbrands, Inc., 6.38%, 12/15/20	4,545,000
1,500,000	HCA Holdings, Inc., 7.75%, 05/15/21(f)	1,500,000
750,000	HCA, Inc., 6.38%, 01/15/15	770,625
4,220,000	HCA, Inc., 6.50%, 02/15/16	4,328,137
2,810,000	HCA, Inc., 6.50%, 02/15/20	2,943,475
1,600,000	HCA, Inc., 7.50%, 02/15/22	1,632,000
5,500,000	Headwaters, Inc., Cnv., 2.50%, 02/01/14	3,891,250
1,750,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(f)	1,837,500
3,000,000	Helix Energy Solutions Group, Inc., Cnv., 3.25%, 12/15/25	2,932,500
250,000	Hertz Corp. (The), 8.88%, 01/01/14	252,500
750,000	Hertz Corp. (The), 6.75%, 04/15/19	765,000

Principal Amount		Value

UNITED STATES (continued)
$16,375,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/37	$15,412,969
3,000,000	Hornbeck Offshore Services, Inc., 8.00%, 09/01/17	3,030,000
17,150,000	Hornbeck Offshore Services, Inc., Cnv., STEP, 1.63%, 11/15/26(c)	16,549,750
2,000,000	Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	2,015,000
750,000	Host Hotels & Resorts LP, REIT, Cnv., 2.63%, 04/15/27(f)	751,875
4,402,000	Huntington Ingalls Industries, Inc., 7.13%, 03/15/19(f)	4,457,025
5,750,000	Huntsman International LLC, 5.50%, 06/30/16(f)	5,692,500
3,636,000	Hutchinson Technology, Inc., Cnv., 8.50%, 01/15/26(c)	2,549,745
23,250,000	Iconix Brand Group, Inc., Cnv., 1.88%, 06/30/12	23,104,688
2,250,000	Iconix Brand Group, Inc., Cnv., 2.50%, 06/01/16(f)	2,148,750
10,000,000	Illumina, Inc., Cnv., 0.25%, 03/15/16(f)	7,725,000
1,000,000	Inergy LP/Inergy Finance Corp., 7.00%, 10/01/18	1,005,000
575,000	Inergy LP/Inergy Finance Corp., 6.88%, 08/01/21	562,062
5,000,000	Ingles Markets, Inc., 8.88%, 05/15/17	5,362,500
1,000,000	Integra LifeSciences Holdings Corp., Cnv., 2.38%, 06/01/12(f)	986,250
8,000,000	Integra LifeSciences Holdings Corp., Cnv., 1.63%, 12/15/16(f)	6,980,000
1,850,000	Interactive Data Corp., 10.25%, 08/01/18	1,988,750
4,800,000	Iron Mountain, Inc., 6.63%, 01/01/16	4,800,000
950,000	Iron Mountain, Inc., 8.00%, 06/15/20	988,000
7,000,000	Isis Pharmaceuticals, Inc., Cnv., 2.63%, 02/15/27	6,326,250
2,250,000	Isle of Capri Casinos, Inc., 7.00%, 03/01/14	2,160,000
2,325,000	Isle of Capri Casinos, Inc., 7.75%, 03/15/19	2,255,250
6,100,000	Jarden Corp., 7.50%, 05/01/17	6,527,000
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,070,000
2,199,000	Jazz Technologies, Inc., 8.00%, 06/30/15	2,039,572

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

UNITED STATES (continued)
$4,000,000	JMC Steel Group, 8.25%, 03/15/18(f)	$3,960,000
3,000,000	Key Energy Services, Inc., 6.75%, 03/01/21	3,067,500
13,500,000	Knight Capital Group, Inc., Cnv., 3.50%, 03/15/15	12,706,875
3,000,000	Lam Research Corp., Cnv., 0.50%, 05/15/16(f)	2,962,500
6,000,000	Lam Research Corp., Cnv., 1.25%, 05/15/18(f)	5,902,500
2,950,000	Lamar Media Corp., 6.63%, 08/15/15	2,964,750
1,040,000	Lamar Media Corp., 6.63%, 08/15/15	1,045,200
3,500,000	Lamar Media Corp., 7.88%, 04/15/18	3,666,250
26,165,000	Leap Wireless International, Inc., Cnv., 4.50%, 07/15/14	22,763,550
6,250,000	Level 3 Escrow, Inc., 8.13%, 07/01/19(f)	6,187,500
1,100,000	Level 3 Financing, Inc., 9.25%, 11/01/14	1,123,375
2,500,000	Levi Strauss & Co., 8.88%, 04/01/16	2,618,750
3,000,000	Levi Strauss & Co., 7.63%, 05/15/20	3,067,500
31,000,000	Liberty Media LLC, Cnv., 4.00%, 11/15/29	16,856,250
37,000,000	Liberty Media LLC, Cnv., 3.75%, 02/15/30	19,147,500
1,630,000	LifePoint Hospitals, Inc., Cnv., 3.50%, 05/15/14	1,678,900
4,750,000	LIN Television Corp., 6.50%, 05/15/13	4,750,000
1,700,000	LINN Energy LLC/LINN Energy Finance Corp., 6.50%, 05/15/19(f)	1,708,500
3,100,000	LINN Energy LLC/LINN Energy Finance Corp., 7.75%, 02/01/21(f)	3,309,250
25,000,000	Live Nation Entertainment, Inc., Cnv., 2.88%, 07/15/27	22,906,250
2,350,000	Ltd. Brands, Inc., 6.90%, 07/15/17	2,508,625
1,550,000	Lyondell Chemical Co., 8.00%, 11/01/17	1,743,750
1,000,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/01/20	1,050,000

Principal Amount		Value

UNITED STATES (continued)
$1,500,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	$1,537,500
1,650,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	1,699,500
3,850,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	4,052,125
2,000,000	MEMC Electronic Materials, Inc., 7.75%, 04/01/19	1,715,000
12,750,000	Mentor Graphics Corp., Cnv., 4.00%, 04/01/31(f)	11,905,312
1,250,000	Meritor, Inc., 8.13%, 09/15/15	1,181,250
1,250,000	Meritor, Inc., 10.63%, 03/15/18	1,290,625
12,000,000	Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	9,060,000
1,700,000	MetroPCS Wireless, Inc., 6.63%, 11/15/20	1,598,000
1,250,000	MGM Resorts International, 6.75%, 09/01/12	1,240,625
1,350,000	MGM Resorts International, 6.75%, 04/01/13	1,341,562
2,000,000	MGM Resorts International, 11.38%, 03/01/18	2,175,000
1,100,000	MGM Resorts International, 9.00%, 03/15/20(f)	1,215,500
2,000,000	Michael Foods, Inc., 9.75%, 07/15/18	2,085,000
3,100,000	Michaels Stores, Inc., 11.38%, 11/01/16	3,231,781
500,000	Michaels Stores, Inc., 7.75%, 11/01/18	507,500
400,000	Michaels Stores, Inc., STEP, 13.00%, 11/01/16(c)(j)	425,000
1,375,000	Micron Technology, Inc., Cnv., 1.88%, 06/01/14	1,318,281
2,000,000	Micron Technology, Inc., Cnv., 1.50%, 08/01/31	1,655,000
13,800,000	Morgans Hotel Group Co., Cnv., 2.38%, 10/15/14(c)	11,454,000
8,000,000	MPT Operating Partnership LP, REIT, Cnv., 9.25%, 04/01/13(f)	8,842,240
3,250,000	MPT Operating Partnership LP/MPT Finance Corp., 6.88%, 05/01/21(f)	3,233,750
3,200,000	Multiplan, Inc., 9.88%, 09/01/18(f)	3,296,000
5,000,000	NBTY, Inc., 9.00%, 10/01/18	5,368,750

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

UNITED STATES (continued)
$3,500,000	Needle Merger Sub Corp., 8.13%, 03/15/19(f)	$3,342,500
2,700,000	Nextel Communications, Inc., Series D, 7.38%, 08/01/15	2,578,500
1,775,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	1,752,812
1,500,000	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	1,653,750
2,000,000	NRG Energy, Inc., 7.38%, 01/15/17	2,082,500
3,100,000	NRG Energy, Inc., 8.25%, 09/01/20	3,208,500
2,500,000	NRG Energy, Inc., 7.88%, 05/15/21(f)	2,525,000
6,000,000	NuVasive, Inc., Cnv., 2.75%, 07/01/17	4,837,500
2,800,000	Nuveen Investments, Inc., 10.50%, 11/15/15(f)	2,800,000
2,600,000	Oasis Petroleum, Inc., 7.25%, 02/01/19(f)	2,743,000
1,500,000	Oil States International, Inc., 6.50%, 06/01/19	1,571,250
3,325,000	Omega Healthcare Investors, Inc., 6.75%, 10/15/22	3,358,250
1,100,000	Oshkosh Corp., 8.50%, 03/01/20	1,133,000
2,500,000	Otter Tail Corp., 9.00%, 12/15/16	2,706,250
500,000	Owens Corning, Inc., 9.00%, 06/15/19	591,417
23,000,000	Owens-Brockway Glass Container, Inc., Cnv., 3.00%, 06/01/15(f)	21,188,750
2,000,000	PAETEC Holding Corp., 9.50%, 07/15/15	2,085,000
1,500,000	PAETEC Holding Corp., 8.88%, 06/30/17	1,620,000
1,500,000	PAETEC Holding Corp., 9.88%, 12/01/18	1,650,000
4,800,000	Pantry, Inc. (The), 7.75%, 02/15/14	4,788,000
1,328,000	Pantry, Inc. (The), Cnv., 3.00%, 11/15/12	1,308,080
10,905,000	Patriot Coal Corp., Cnv., 3.25%, 05/31/13	9,896,287
3,500,000	PDL BioPharma, Inc., Cnv., 3.75%, 05/01/15	3,456,250
1,000,000	Penn National Gaming, Inc., 8.75%, 08/15/19	1,080,000

Principal Amount		Value

UNITED STATES (continued)
$3,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	$3,030,000
6,110,000	Penske Automotive Group, Inc., 7.75%, 12/15/16	6,262,750
1,325,000	Pinnacle Entertainment, Inc., 7.50%, 06/15/15	1,301,813
2,250,000	Pinnacle Entertainment, Inc., 8.63%, 08/01/17	2,401,875
1,975,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20	1,994,750
5,250,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	5,433,750
4,000,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 09/01/17	4,060,000
1,100,000	Plains Exploration & Production Co, 7.75%, 06/15/15	1,141,250
400,000	Plains Exploration & Production Co., 10.00%, 03/01/16	444,000
4,800,000	Plains Exploration & Production Co., 7.63%, 06/01/18	5,136,000
1,300,000	Plains Exploration & Production Co., 7.63%, 04/01/20	1,404,000
1,000,000	PolyOne Corp., 7.38%, 09/15/20	1,010,000
6,000,000	Powerwave Technologies, Inc., Cnv., 3.88%, 10/01/27(c)	3,450,000
4,000,000	PREIT Associates LP, REIT, Cnv., 4.00%, 06/01/12(f)	3,935,000
1,450,000	Prestige Brands, Inc., 8.25%, 04/01/18	1,479,000
9,240,000	Providence Service Corp. (The), Cnv., 6.50%, 05/15/14(c)	9,193,800
3,000,000	Quantum Corp., Cnv., 3.50%, 11/15/15	2,917,500
1,000,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18	965,000
2,250,000	Qwest Communications International, Inc., 7.50%, 02/15/14	2,272,500
1,000,000	Qwest Communications International, Inc., 8.00%, 10/01/15	1,080,000
850,000	Qwest Communications International, Inc., 7.13%, 04/01/18(f)	869,125
5,350,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	5,403,500

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

UNITED STATES (continued)
$550,000	Qwest Corp., 6.75%, 12/01/21	$584,375
1,750,000	RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	1,793,750
500,000	Reddy Ice Corp., 11.25%, 03/15/15	467,500
4,000,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	4,160,000
1,175,000	Rent-A-Center, Inc., 6.63%, 11/15/20	1,180,875
2,850,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.75%, 10/15/16(f)	2,996,063
1,250,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.00%, 05/15/18(f)	1,209,375
3,250,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 7.13%, 04/15/19(f)	3,315,000
500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.00%, 04/15/19(f)	482,500
1,500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.25%, 02/15/21(f)	1,376,250
11,050,000	RITE AID Corp., Cnv., 8.50%, 05/15/15	10,483,688
1,150,000	RR Donnelley & Sons Co., 4.95%, 04/01/14	1,127,000
1,000,000	RR Donnelley & Sons Co., 7.25%, 05/15/18	975,000
2,000,000	RR Donnelley & Sons Co., 7.63%, 06/15/20	1,962,500
2,726,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/01/14	2,787,335
1,500,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 07/15/17(f)	1,672,500
2,000,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 02/01/21	2,030,000
790,000	Sally Holdings LLC/Sally Capital, Inc., 9.25%, 11/15/14	810,738

Principal Amount		Value

UNITED STATES (continued)
$6,500,000	Sanmina-SCI Corp., 8.13%, 03/01/16	$6,630,000
1,750,000	Sanmina-SCI Corp., 7.00%, 05/15/19(f)	1,680,000
19,000,000	Savient Pharmaceuticals, Inc., Cnv., 4.75%, 02/01/18	13,228,750
650,000	Scientific Games International, Inc., 7.88%, 06/15/16(f)	661,375
1,850,000	Scientific Games International, Inc., 9.25%, 06/15/19	1,947,125
500,000	SEACOR Holdings, Inc., 7.38%, 10/01/19	535,455
3,150,000	Sealed Air Corp., 8.38%, 09/15/21(f)	3,409,875
2,600,000	Sealy Mattress Co., 8.25%, 06/15/14	2,593,500
1,742,000	Sealy Mattress Co., 10.88%, 04/15/16(f)	1,911,845
850,000	Service Corp. International, 7.38%, 10/01/14	924,375
1,250,000	Service Corp. International, 7.63%, 10/01/18	1,371,875
6,000,000	ServiceMaster Co. (The), 10.75%, 07/15/15(f)(k)	6,142,500
12,000,000	ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(f)(h)	5,400,000
250,000	Sirius XM Radio, Inc., 8.75%, 04/01/15(f)	276,875
2,000,000	Solutia, Inc., 8.75%, 11/01/17	2,177,500
1,000,000	Spectrum Brands Holdings, Inc., 9.50%, 06/15/18(f)	1,110,000
2,750,000	Speedway Motorsports, Inc., 8.75%, 06/01/16	2,970,000
650,000	Sprint Capital Corp., 8.38%, 03/15/12	656,500
2,000,000	Sprint Nextel Corp., 8.38%, 08/15/17	1,840,000
825,000	Stater Brothers Holdings, Inc., 7.75%, 04/15/15	851,813
675,000	Stater Brothers Holdings, Inc., 7.38%, 11/15/18	715,500
3,000,000	Steel Dynamics, Inc., 6.75%, 04/01/15	3,052,500
20,000,000	Stewart Enterprises, Inc., Cnv., 3.13%, 07/15/14	19,850,000
1,000,000	SunGard Data Systems, Inc., 10.63%, 05/15/15	1,077,500
6,750,000	SunGard Data Systems, Inc., 10.25%, 08/15/15	7,003,125
3,000,000	SunGard Data Systems, Inc., 7.63%, 11/15/20	3,075,000
3,100,000	SuperValu, Inc., 7.50%, 11/15/14	3,146,500

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

UNITED STATES (continued)
$2,400,000	SuperValu, Inc., 8.00%, 05/01/16	$2,520,000
2,500,000	Susser Holdings LLC/Susser Finance Corp., 8.50%, 05/15/16	2,631,250
12,000,000	TeleCommunication Systems, Inc., Cnv., 4.50%, 11/01/14(f)	10,545,000
8,000,000	Teleflex, Inc., Cnv., 3.88%, 08/01/17(c)	9,430,000
4,000,000	Tenet Healthcare Corp., 9.00%, 05/01/15	4,250,000
4,500,000	Tenet Healthcare Corp., 8.00%, 08/01/20	4,646,250
3,250,000	Terex Corp., 8.00%, 11/15/17	3,193,125
14,391,000	THQ, Inc., Cnv., 5.00%, 08/15/14	12,502,181
12,000,000	Tower Group, Inc., Cnv., 5.00%, 09/15/14	12,645,000
1,150,000	Toys R US Property Co. II LLC, 8.50%, 12/01/17	1,214,688
750,000	Toys R US, Inc., 7.88%, 04/15/13	763,125
3,600,000	Toys R US, Inc., 7.38%, 10/15/18	3,312,000
2,000,000	Trans Union LLC/TransUnion Financing Corp., 11.38%, 06/15/18	2,225,000
3,100,000	Trinity Industries, Inc., Cnv., 3.88%, 06/01/36	2,960,500
2,000,000	TRW Automotive, Inc., 7.25%, 03/15/17(f)	2,170,000
1,500,000	TW Telecom Holdings, Inc., 8.00%, 03/01/18	1,590,000
5,000,000	TW Telecom, Inc., Cnv., 2.38%, 04/01/26	5,762,500
750,000	United Rentals North America, Inc., 10.88%, 06/15/16	847,500
750,000	United Rentals North America, Inc., 9.25%, 12/15/19	843,750
2,525,000	United Rentals North America, Inc., 8.38%, 09/15/20	2,619,688
3,000,000	Universal Health Services, Inc., 7.00%, 10/01/18	3,112,500
4,250,000	Universal Hospital Services, Inc., 8.50%, 06/01/15(k)	4,377,500
6,000,000	Valeant Pharmaceuticals International, 6.75%, 10/01/17(f)	6,000,000
5,500,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18	5,623,750
40,000	Vanguard Health Systems, Inc., 9.30%, 02/01/16(j)	26,200

Principal Amount			Value

UNITED STATES (continued)
$3,350,000		WebMD Health Corp., Cnv., 2.25%, 03/31/16(f)	$3,094,563
4,775,000		West Corp., 11.00%, 10/15/16	5,061,500
600,000		West Corp., 8.63%, 10/01/18	621,000
4,225,000		West Corp., 7.88%, 01/15/19	4,288,375
1,000,000		Weyerhaeuser Co., 7.38%, 10/01/19	1,103,728
2,500,000		Windstream Corp., 7.88%, 11/01/17	2,700,000
1,000,000		Windstream Corp., 8.13%, 09/01/18	1,070,000
3,250,000		Windstream Corp., 7.00%, 03/15/19	3,258,125
4,250,000		Windstream Corp., 7.75%, 10/15/20	4,441,250
2,000,000		Wyndham Worldwide Corp., 6.00%, 12/01/16	2,115,228
7,250,000		XM Satellite Radio, Inc., 7.63%, 11/01/18(f)	7,811,875
4,140,000		Yankee Candle Co., Inc., Series B, 8.50%, 02/15/15	4,222,800
1,400,000		YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 02/15/16(k)	1,288,000

			1,398,994,935

VENEZUELA — 0.1%
2,040,000		Corp. Andina de Fomento, 8.13%, 06/04/19	2,482,133

Total Corporate Bonds (Cost $1,811,486,707)			1,757,324,098

GOVERNMENT BONDS — 11.5%
ARGENTINA — 0.1%
21,758,000		Republic of Argentina, 0.05%, 08/03/12(e)	2,624,015

AUSTRALIA — 0.7%
710,000	(g)	New South Wales Treasury Corp., 6.00%, 05/01/12	752,816
2,680,000	(g)	New South Wales Treasury Corp., 6.00%, 05/01/12	2,846,670
4,130,000	(g)	New South Wales Treasury Corp., 5.50%, 08/01/13	4,442,341
685,000	(g)	Queensland Treasury Corp., 6.00%, 08/14/13	743,208
5,190,000	(g)	Queensland Treasury Corp., 6.00%, 08/21/13	5,610,128

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount			Value

AUSTRALIA (continued)
$12,855,000	(g)	Western Australia Treasury Corp., 5.50%, 07/17/12	$13,653,100
3,685,000	(g)	Western Australia Treasury Corp., 8.00%, 06/15/13	4,106,254

			32,154,517

BRAZIL — 0.7%
9,490,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	12,174,633
2,400,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	3,138,218
19,570,000	(g)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/12	11,740,188
3,900,000	(g)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	2,222,924

			29,275,963

EGYPT — 0.1%
10,850,000	(g)	Egypt Treasury Bills, 10.01%, 11/08/11(j)	1,813,569
8,725,000	(g)	Egypt Treasury Bills, 10.02%, 12/06/11(j)	1,445,586
16,475,000	(g)	Egypt Treasury Bills, 10.26%, 01/17/12(j)	2,689,633
4,525,000	(g)	Egypt Treasury Bills, 11.86%, 02/21/12(j)	728,579

			6,677,367

HUNGARY — 0.4%
67,600,000	(g)	Hungary Government Bond, 6.75%, 02/12/13	305,935
54,500,000	(g)	Hungary Government Bond, 7.50%, 10/24/13	249,506
133,100,000	(g)	Hungary Government Bond, 5.50%, 02/12/14	584,254
382,200,000	(g)	Hungary Government Bond, 6.75%, 08/22/14	1,712,106
61,000,000	(g)	Hungary Government Bond, 8.00%, 02/12/15	281,941
96,000,000	(g)	Hungary Government Bond, 5.50%, 02/12/16	405,694
85,800,000	(g)	Hungary Government Bond, 6.75%, 02/24/17	376,159
312,000,000	(g)	Hungary Government Bond, 6.75%, 11/24/17	1,366,187
84,800,000	(g)	Hungary Government Bond, 6.50%, 06/24/19	359,400
6,200,000	(g)	Hungary Government Bond, 7.50%, 11/12/20	27,765

Principal Amount			Value

HUNGARY (continued)
$54,700,000	(g)	Hungary Government Bond, 7.00%, 06/24/22	$232,500
520,000	(g)	Hungary Government International Bond, 4.38%, 07/04/17	642,247
1,705,000	(g)	Hungary Government International Bond, 5.75%, 06/11/18	2,228,036
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	2,817,800
1,575,000	(g)	Hungary Government International Bond, 3.88%, 02/24/20	1,764,166
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	3,782,625
110,200,000	(g)	Hungary Treasury Bills, 5.70%, 08/22/12(j)	474,970

			17,611,291

INDONESIA — 1.4%
4,415,000		Indonesia Government International Bond, 11.63%, 03/04/19(f)	6,578,350
1,631,000		Indonesia Government International Bond, 8.50%, 10/12/35(f)	2,348,640
260,000		Indonesia Government International Bond, 6.63%, 02/17/37(f)	313,950
1,360,000		Indonesia Government International Bond, 7.75%, 01/17/38(f)	1,842,800
120,000,000,000	(g)	Indonesia Treasury Bond, 11.00%, 12/15/12(l)	14,461,691
23,560,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,847,578
3,590,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/18	471,705
33,800,000,000	(g)	Indonesia Treasury Bond, 12.80%, 06/15/21	5,568,266
33,160,000,000	(g)	Indonesia Treasury Bond, 12.90%, 06/15/22	5,572,884
1,590,000,000	(g)	Indonesia Treasury Bond, 10.25%, 07/15/22	231,160
137,380,000,000	(g)	Indonesia Treasury Bond, 9.50%, 07/15/23	19,083,320
25,525,000,000	(g)	Indonesia Treasury Bond, 10.00%, 02/15/28	3,715,235

			63,035,579

IRELAND — 0.2%
1,302,000	(g)	Ireland Government Bond, 4.00%, 01/15/14	1,620,699

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount			Value

IRELAND (continued)
$526,000	(g)	Ireland Government Bond, 4.60%, 04/18/16	$644,126
453,000	(g)	Ireland Government Bond, 4.50%, 10/18/18	510,855
564,000	(g)	Ireland Government Bond, 4.40%, 06/18/19	621,126
1,491,000	(g)	Ireland Government Bond, 5.90%, 10/18/19	1,810,367
764,000	(g)	Ireland Government Bond, 4.50%, 04/18/20	835,146
1,339,000	(g)	Ireland Government Bond, 5.00%, 10/18/20	1,505,379
1,326,000	(g)	Ireland Government Bond, 5.40%, 03/13/25	1,458,655

			9,006,353

ISRAEL — 0.5%
3,825,000	(g)	Israel Government Bond, 4.00%, 03/30/12	1,085,772
29,126,000	(g)	Israel Government Bond, 5.00%, 03/31/13	8,508,006
24,641,000	(g)	Israel Government Bond, 3.50%, 09/30/13	6,889,284
335,000	(g)	Israel Treasury Bill - Makam, 2.29%, 11/02/11(j)	92,414
285,000	(g)	Israel Treasury Bill - Makam, 2.28%, 12/07/11(j)	78,432
845,000	(g)	Israel Treasury Bill - Makam, 2.34%, 01/04/12(j)	232,101
4,550,000	(g)	Israel Treasury Bill - Makam, 2.98%, 02/01/12(j)	1,247,265
1,625,000	(g)	Israel Treasury Bill - Makam, 3.16%, 02/29/12(j)	444,600
8,790,000	(g)	Israel Treasury Bill - Makam, 3.29%, 04/04/12(j)	2,398,882
5,160,000	(g)	Israel Treasury Bill - Makam, 3.25%, 05/02/12(j)	1,405,228

			22,381,984

LITHUANIA — 0.2%
3,580,000		Lithuania Government International Bond, 6.75%, 01/15/15(f)	3,866,400
2,890,000		Lithuania Government International Bond, 7.38%, 02/11/20(f)	3,233,332
960,000		Lithuania Government International Bond, 6.13%, 03/09/21(f)	988,800

			8,088,532

MALAYSIA — 1.3%
7,665,000	(g)	Bank Negara Malaysia Monetary Notes, 2.79%, 11/03/11(j)	2,497,983

Principal Amount			Value

MALAYSIA (continued)
$50,000	(g)	Bank Negara Malaysia Monetary Notes, 2.82%, 11/10/11(j)	$16,288
150,000	(g)	Bank Negara Malaysia Monetary Notes, 2.82%, 11/17/11(j)	48,835
6,540,000	(g)	Bank Negara Malaysia Monetary Notes, 2.97%, 11/22/11(j)	2,128,322
1,190,000	(g)	Bank Negara Malaysia Monetary Notes, 2.74%, 12/01/11(j)	386,975
2,350,000	(g)	Bank Negara Malaysia Monetary Notes, 2.69%, 12/06/11(j)	763,881
30,000	(g)	Bank Negara Malaysia Monetary Notes, 2.81%, 12/13/11(j)	9,746
515,000	(g)	Bank Negara Malaysia Monetary Notes, 2.74%, 12/15/11(j)	167,280
90,000	(g)	Bank Negara Malaysia Monetary Notes, 2.81%, 12/22/11(j)	29,217
2,820,000	(g)	Bank Negara Malaysia Monetary Notes, 2.71%, 12/29/11(j)	914,941
17,970,000	(g)	Bank Negara Malaysia Monetary Notes, 2.84%, 01/10/12(j)	5,824,318
140,000	(g)	Bank Negara Malaysia Monetary Notes, 2.82%, 01/26/12(j)	45,324
5,450,000	(g)	Bank Negara Malaysia Monetary Notes, 2.84%, 01/31/12(j)	1,763,714
1,710,000	(g)	Bank Negara Malaysia Monetary Notes, 2.74%, 02/09/12(j)	553,037
17,900,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 02/16/12(j)	5,785,907
28,620,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 02/21/12(j)	9,247,357
170,000	(g)	Bank Negara Malaysia Monetary Notes, 2.79%, 03/01/12(j)	54,885
335,000	(g)	Bank Negara Malaysia Monetary Notes, 2.78%, 03/29/12(j)	107,918
3,450,000	(g)	Bank Negara Malaysia Monetary Notes, 2.70%, 04/05/12(j)	1,110,870

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2011

Principal Amount			Value

MALAYSIA (continued)
$640,000	(g)	Bank Negara Malaysia Monetary Notes, 2.88%, 04/12/12(j)	$205,912
2,350,000	(g)	Bank Negara Malaysia Monetary Notes, 2.91%, 04/19/12(j)	755,851
710,000	(g)	Malaysia Government Bond, 2.71%, 02/14/12	231,525
42,443,000	(g)	Malaysia Government Bond, 3.72%, 06/15/12	13,927,820
3,605,000	(g)	Malaysia Government Bond, 2.51%, 08/27/12	1,173,123
9,451,000	(g)	Malaysia Government Bond, 3.70%, 02/25/13	3,112,845
840,000	(g)	Malaysia Government Bond, 3.70%, 05/15/13	276,940
1,270,000	(g)	Malaysia Government Bond, 3.21%, 05/31/13	415,658
3,220,000	(g)	Malaysia Government Bond, 3.46%, 07/31/13	1,058,083
13,820,000	(g)	Malaysia Government Bond, 3.81%, 02/15/17	4,585,073
320,000	(g)	Malaysia Treasury Bill, 2.71%, 01/20/12(j)	103,648
100,000	(g)	Malaysia Treasury Bill, 2.73%, 02/24/12(j)	32,303
30,000	(g)	Malaysia Treasury Bill, 2.79%, 03/23/12(j)	9,669
590,000	(g)	Malaysia Treasury Bill, 2.69%, 07/27/12(j)	188,267

			57,533,515

MEXICO — 0.7%
36,430,000	(g)	Mexican Bonos, 9.00%, 12/20/12	2,866,762
64,160,000	(g)	Mexican Bonos, 9.00%, 06/20/13	5,146,800
182,690,000	(g)	Mexican Bonos, 8.00%, 12/19/13	14,652,473
20,000,000	(g)	Mexican Bonos, 8.00%, 12/17/15	1,667,898
36,000,000	(g)	Mexican Bonos, 7.25%, 12/15/16	2,961,924
23,900,000	(g)	Mexican Bonos, 7.75%, 12/14/17	2,017,862

			29,313,719

NORWAY — 0.6%
23,840,000	(g)	Norway Treasury Bill, 2.45%, 12/21/11(j)	4,245,672
84,040,000	(g)	Norway Treasury Bill, 2.55%, 03/21/12(j)	14,968,224

Principal Amount			Value

NORWAY (continued)
$30,210,000	(g)	Norway Treasury Bill, 2.37%, 06/20/12(j)	$5,354,285

			24,568,181
POLAND — 1.1%
1,690,000	(g)	Poland Government Bond, 4.44%, 01/25/12(j)	525,834
19,560,000	(g)	Poland Government Bond, 4.75%, 04/25/12	6,147,774
2,685,000	(g)	Poland Government Bond, 4.55%, 07/25/12(j)	817,305
9,598,000	(g)	Poland Government Bond, 4.63%, 10/25/12(j)	2,890,405
15,733,000	(g)	Poland Government Bond, 4.80%, 01/25/13(j)	4,685,794
3,055,000	(g)	Poland Government Bond, 5.25%, 04/25/13	970,315
14,329,000	(g)	Poland Government Bond, 4.58%, 07/25/13(j)	4,175,735
4,810,000	(g)	Poland Government Bond, 5.00%, 10/24/13	1,524,973
6,975,000	(g)	Poland Government Bond, 5.75%, 04/25/14	2,247,337
26,560,000	(g)	Poland Government Bond, 6.25%, 10/24/15	8,750,091
24,800,000	(g)	Poland Government Bond, 5.75%, 09/23/22	7,815,815
5,400,000		Poland Government International Bond, 6.38%, 07/15/19	6,058,800

			46,610,178
QATAR — 0.0%
2,100,000		Qatar Government International Bond, 6.55%, 04/09/19(f)	2,509,500
RUSSIA — 0.3%
9,573,275		Russian Foreign Bond - Eurobond, STEP, 7.50%, 03/31/30(f)	11,344,331
SOUTH AFRICA — 0.1%
1,690,000		South Africa Government International Bond, 5.50%, 03/09/20	1,880,125
1,795,000		South Africa Government International Bond, 5.88%, 05/30/22	2,046,300

			3,926,425
SOUTH KOREA — 2.0%
400,000		Export-Import Bank of Korea, 8.13%, 01/21/14	444,420
105,000		Export-Import Bank of Korea, 5.25%, 02/10/14(f)	110,349

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2011

Principal Amount			Value

SOUTH KOREA (continued)
$105,000		Export-Import Bank of Korea, 5.13%, 03/16/15	$110,579
105,000	(m)	Export-Import Bank of Korea, 4.63%, 02/20/17	148,070
1,800,000,000	(g)	KDICB Redemption Fund Bond, 5.57%, 09/14/12	1,650,734
1,385,000		Korea Development Bank, 8.00%, 01/23/14	1,545,294
34,923,170,000	(g)	Korea Treasury Bond, 4.75%, 12/10/11	31,556,182
18,882,480,000	(g)	Korea Treasury Bond, 4.00%, 06/10/12	17,086,872
4,250,000,000	(g)	Korea Treasury Bond, 5.25%, 09/10/12	3,885,927
18,199,000,000	(g)	Korea Treasury Bond, 4.25%, 12/10/12	16,518,195
1,223,440,000	(g)	Korea Treasury Bond, 5.25%, 03/10/13	1,128,198
4,521,000,000	(g)	Korea Treasury Bond, 3.75%, 06/10/13	4,091,440
3,609,430,000	(g)	Korea Treasury Bond, 3.00%, 12/10/13	3,222,288
4,790,000		Republic of Korea, 7.13%, 04/16/19	5,998,038
250,000		Republic of Korea, 5.63%, 11/03/25	289,581

			87,786,167
SRI LANKA — 0.1%
13,560,000	(g)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	113,203
264,000,000	(g)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,532,963
385,000,000	(g)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	3,697,747

			6,343,913

SWEDEN — 0.6%
9,130,000	(g)	Kommuninvest I Sverige, 1.75%, 10/08/12	1,397,359
88,000,000	(g)	Sweden Government Bond, 5.50%, 10/08/12	14,012,462
55,770,000	(g)	Sweden Government Bond, 1.50%, 08/30/13	8,588,432
6,060,000	(g)	Sweden Treasury Bill, 2.05%, 12/21/11(j)	927,757

			24,926,010

Principal Amount			Value

UKRAINE — 0.1%
$200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(f)	$172,660
100,000		Ukraine Government International Bond, 7.65%, 06/11/13(f)	98,500
100,000	(g)	Ukraine Government International Bond, 4.95%, 10/13/15(f)	120,382
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(f)	189,500
100,000		Ukraine Government International Bond, 7.75%, 09/23/20(f)	95,750
4,270,000		Ukraine Government International Bond, 7.95%, 02/23/21(f)	4,131,225

			4,808,017

UNITED ARAB EMIRATES — 0.0%
2,060,000		Abu Dhabi Government International Bond, 6.75%, 04/08/19(f)	2,492,600

UNITED KINGDOM — 0.2%
2,600,000	(g)	United Kingdom Gilt, 3.25%, 12/07/11	4,192,061
1,180,000	(g)	United Kingdom Gilt, 5.00%, 03/07/12	1,927,237
606,000	(g)	United Kingdom Gilt, 5.25%, 06/07/12	1,002,000

			7,121,298
VENEZUELA — 0.0%
2,080,000		Venezuela Government International Bond, 10.75%, 09/19/13	2,074,800
VIETNAM — 0.1%
1,625,000		Vietnam Government International Bond, 6.88%, 01/15/16(f)	1,698,125
2,490,000		Vietnam Government International Bond, 6.75%, 01/29/20(f)	2,514,900

			4,213,025

Total Government Bonds (Cost $467,665,329)			506,427,280

ASSET-BACKED SECURITIES — 1.4%
UNITED STATES — 1.4%
7,230,000		ACE Securities Corp., Series 2005-HE7, Class A2D, 0.57%, 11/25/35(e)	5,165,701

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2011

Principal Amount		Value

UNITED STATES (continued)
$5,563,810	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.59%, 03/25/36(e)	$1,964,313
5,563,810	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.59%, 03/25/36(e)	1,964,313
15,000,000	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.44%, 10/25/36(e)	4,609,245
13,718,198	Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.54%, 02/25/37(e)	5,758,259
2,723,249	Conseco Financial Corp., Series 1999-2, Class A7, 6.44%, 12/01/30	2,794,272
6,297,590	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(e)	5,723,260
3,934,643	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.40%, 09/25/46(e)	2,417,873
6,475,516	Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.39%, 04/25/46(e)	4,277,360
4,875,000	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV4, 0.48%, 05/25/36(e)	1,757,361
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.61%, 10/25/35(e)	2,885,868
1,261,718	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(e)	873,814
4,445,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3, 0.40%, 07/25/37(e)	1,463,070
2,145,000	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.48%, 06/25/36(e)	717,218
3,639,275	Oakwood Mortgage Investors, Inc., Series 2002-A, Class A4, 6.97%, 03/15/32(e)	3,730,018
5,000,000	Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, STEP, 7.24%, 09/25/37	2,095,400
9,537,143	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2C, 0.53%, 12/25/35(e)	4,895,176
4,946,465	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.45%, 06/25/37(e)	1,678,035
9,108,000	Soundview Home Equity Loan Trust, Series 2007-OPT2, Class 2A2, 0.37%, 07/25/37(e)	4,906,288

Total Asset-Backed Securities (Cost $65,406,259)		59,676,844

Principal Amount		Value

NON-AGENCY MORTGAGE-BACKED SECURITIES — 12.8%
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.1%
$1,237,307	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A2, 5.23%, 01/25/36(e)	$1,222,979
5,392,072	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.77%, 07/25/35(e)	4,276,964
1,327,714	Adjustable Rate Mortgage Trust, Series 2006-1, Class 3A3, 5.51%, 03/25/36(e)	809,290
206,936	Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 0.39%, 03/25/37(e)	82,656
7,681,868	American Home Mortgage Assets, Series 2005-1, Class 2A21, 2.66%, 11/25/35(e)	4,032,794
7,004,776	American Home Mortgage Assets, Series 2005-1, Class 3A11, 0.51%, 11/25/35(e)	4,072,771
5,532,240	American Home Mortgage Investment Trust, Series 2005-4, Class 5A, 2.36%, 11/25/45(e)	3,769,789
3,278,104	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.36%, 12/25/35(e)	2,102,843
4,362,838	American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 2.36%, 12/25/36(e)	1,910,176
5,362,824	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	3,803,548
2,068,251	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.09%, 09/20/35(e)	1,751,617
9,264,013	Banc of America Funding Corp., Series 2005-H, Class 2A1, 2.74%, 11/20/35(e)	5,395,705
2,918,557	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.81%, 02/20/36(e)	1,582,262
3,476,818	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.84%, 06/20/36(e)	2,191,082
4,623,692	Banc of America Funding Corp., Series 2006-F, Class 1A1, 2.78%, 07/20/36(e)	3,509,849
2,440,217	Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	1,938,732
15,832,308	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.40%, 02/20/47(e)	10,563,542

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2011

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$374,212	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 2.73%, 10/25/35(e)	$366,667
3,475,000	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.73%, 10/25/35(e)	2,311,953
369,539	Banc of America Mortgage Securities, Inc., Series 2005-J, Class 2A3, 2.81%, 11/25/35(e)	360,688
3,783,611	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 2.91%, 12/25/35(e)	2,860,052
7,128,867	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 5.54%, 03/27/47(e)(f)	6,393,388
3,461,397	BCAP LLC Trust, Series 2011-RR2, Class 1A1, 2.92%, 07/25/36(e)(f)	3,237,504
5,935,969	BCAP LLC Trust, Series 2011-RR9, Class 7A1, 5.19%, 04/26/37	5,409,151
6,387,297	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 5.65%, 02/25/36(e)	3,681,238
3,596,862	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.35%, 08/25/35(e)	2,855,873
4,670,070	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.52%, 02/25/36(e)	3,975,096
2,337,663	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.18%, 05/25/47(e)	1,436,564
13,261,133	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.65%, 05/25/37(e)	8,885,142
2,434,818	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.71%, 06/25/47(e)	1,845,406
7,309,054	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.32%, 11/25/35(e)	4,806,528
2,960,958	Bear Stearns Alt-A Trust, Series 2006-4, Class 13A1, 0.40%, 08/25/36(e)	1,099,557
23,885,483	Bear Stearns Alt-A Trust, Series 2007-1, Class 21A1, 5.01%, 01/25/47(e)	10,991,232
1,147,002	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.85%, 05/25/35(e)	919,616
2,760,341	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.82%, 06/25/36(e)	2,151,525
1,744,143	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.68%, 06/25/36(e)	1,448,115

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,882,050	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR9, Class 2A, 5.82%, 11/25/36(e)	$4,856,967
4,986,092	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(f)	3,978,521
6,237,927	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A3, 5.75%, 04/25/47(f)	4,620,327
1,221,715	Citimortgage Alternative Loan Trust, Series 2007-A3, Class 1A7, 5.75%, 03/25/37	834,042
1,485,548	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,341,217
1,614,150	Countrywide Alternative Loan Trust, Series 2005-20CB, Class 3A3, 5.50%, 07/25/35	1,601,978
3,648,526	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.54%, 08/25/35(e)	2,151,200
5,995,122	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.55%, 08/25/35(e)	2,984,395
859,672	Countrywide Alternative Loan Trust, Series 2005-47CB, Class A7, 5.50%, 10/25/35	693,717
2,674,716	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	1,859,997
393,914	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.23%, 12/25/35(e)	243,918
3,897,380	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	3,033,990
10,859,103	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.59%, 05/25/36(e)	4,615,757
3,791,105	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,204,797
4,640,887	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.59%, 06/25/36(e)	2,576,111
4,640,887	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.91%, 06/25/36(e)	976,837
5,133,308	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	3,282,053
2,026,253	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	1,415,544

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,044,051	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.64%, 03/25/36(e)	$2,062,231
5,435,616	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	3,533,151
3,844,040	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	2,619,220
7,026,330	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	4,722,007
869,678	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	621,451
2,467,358	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.64%, 05/25/36(e)	1,361,868
5,089,085	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.62%, 08/25/36(e)	4,276,164
3,276,408	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.42%, 02/20/47(e)	1,555,311
11,426,826	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.43%, 03/20/47(e)	5,670,270
3,720,304	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.42%, 11/25/36(e)	1,651,289
2,004,031	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,419,263
11,348,598	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 5.54%, 03/25/47(e)	9,778,861
5,945,981	Countrywide Alternative Loan Trust, Series 2008-2R, Class 4A1, 6.25%, 08/25/37	4,545,060
2,026,138	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	1,826,803
6,646,259	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A6, 6.00%, 12/25/36	5,502,610
1,714,153	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-15, Class 1A29, 6.25%, 09/25/37	1,545,959
1,170,480	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	1,131,751

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,742,486	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	$1,596,250
3,026,924	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	2,596,345
1,239,929	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2, 6.00%, 03/25/36	1,058,100
8,641,685	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-18, Class 2A7, 6.00%, 12/25/36	7,715,198
1,678,331	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	1,357,888
1,820,385	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	1,414,125
873,180	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.44%, 04/25/46(e)	524,395
1,555,835	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 1A1, 6.00%, 07/25/37	1,178,535
2,694,758	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A1, 0.74%, 07/25/37(e)	1,734,290
3,804,854	Credit Suisse Mortgage Capital Certificates, Series 2006-5, Class 3A3, 6.50%, 06/25/36	2,310,113
1,432,380	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	1,186,182
3,702,179	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	2,894,615
6,477,793	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	5,497,923
1,626,450	Credit Suisse Mortgage Capital Certificates, Series 2007-1, Class 5A14, 6.00%, 02/25/37	1,259,914
11,360,721	Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 2A10, 6.00%, 04/25/37	9,544,793
1,433,615	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.98%, 01/27/36(e)(f)	1,364,964

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,225,606	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.73%, 07/25/36(e)(f)	$4,017,318
5,960,546	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 5.36%, 05/27/36(e)(f)	5,839,723
4,858,193	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 2.71%, 05/27/36(e)(f)	4,696,363
1,682,240	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 1A1, 6.16%, 07/25/36(f)	1,629,618
4,363,120	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 4.74%, 08/25/46(f)	4,089,117
3,192,071	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 3A1, 5.68%, 09/20/37(f)	3,346,593
5,451,915	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 5A1, 2.98%, 09/28/36(e)(f)	5,242,205
5,388,894	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 2.98%, 08/28/36(e)(f)	5,180,067
5,266,522	Deutsche ALT-A Securities Inc Alternate Loan Trust, Series 2007-QA4, Class 1A1A, 0.43%, 08/25/47(e)	3,085,307
2,782,992	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 4A4, 5.25%, 06/25/35	2,518,104
6,221,585	First Horizon Alternative Mortgage Securities, Series 2005-AA5, Class 2A1, 2.35%, 07/25/35(e)	4,534,822
2,555,336	First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.24%, 09/25/35(e)	1,508,672
3,030,439	First Horizon Alternative Mortgage Securities, Series 2006-AA6, Class 2A1, 3.36%, 11/25/36(e)	1,582,125
6,249,568	First Horizon Alternative Mortgage Securities, Series 2006-AA7, Class A1, 6.14%, 01/25/37(e)	2,885,478
6,440,704	GMAC Mortgage Corp Loan Trust, Series 2005-AR4, Class 3A1, 3.12%, 07/19/35(e)	5,508,306
2,033,473	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.15%, 11/19/35(e)	1,529,218
4,592,469	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.27%, 11/19/35(e)	4,136,206

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,432,399	GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 5.35%, 04/19/36(e)	$3,579,691
5,825,825	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.40%, 02/25/37(e)	2,140,928
3,826,962	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.59%, 01/25/35(e)(f)	3,061,570
2,319,077	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.82%, 01/25/35(e)	2,013,540
3,598,639	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.73%, 05/25/35(e)	2,613,658
3,681,405	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.73%, 10/25/35(e)	3,331,697
2,272,273	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	1,820,865
3,721,658	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	3,540,468
3,963,738	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 5.04%, 01/25/36(e)	3,252,227
5,018,547	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	4,403,006
3,407,467	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.45%, 11/19/36(e)	1,880,344
3,367,380	Homebanc Mortgage Trust, Series 2005-1, Class A1, 0.49%, 03/25/35(e)	2,110,272
7,127,323	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.51%, 10/25/35(e)	4,823,386
3,069,113	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.17%, 04/25/37(e)	1,888,434
2,448,873	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.42%, 12/25/36(e)	1,586,056
3,217,642	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.94%, 04/25/47(e)	1,977,354
8,174,507	Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A, 0.35%, 05/25/37(e)	3,506,469
3,888,677	Indymac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1, 5.45%, 09/25/36(e)	3,108,041

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,449,976	Indymac Index Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.77%, 06/25/36(e)	$2,934,154
6,800,000	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 5.12%, 01/25/37(e)	4,069,257
5,156,247	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.30%, 03/25/37(e)	3,266,110
1,539,977	JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, 2.78%, 04/25/35(e)	1,306,264
2,971,568	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	2,589,244
1,690,724	JPMorgan Mortgage Trust, Series 2008-R2, Class 2A, 5.50%, 12/27/35(f)	1,378,108
3,114,669	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.40%, 07/25/35(e)	2,122,104
3,622,276	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	2,916,561
3,092,626	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.14%, 02/25/36(e)	2,007,585
9,813,990	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(f)	8,409,553
3,989,885	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(f)	3,482,818
5,916,915	Residential Accredit Loans, Inc., Series 2006-QO6, Class A2, 0.47%, 06/25/46(e)	2,108,114
3,582,467	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	2,272,327
3,341,652	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	2,222,175
747,318	Residential Accredit Loans, Inc., Series 2006-QS16, Class A7, 6.00%, 11/25/36	451,588
2,885,523	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.57%, 04/25/37(e)	1,231,604
3,841,451	Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.00%, 08/25/36	2,189,769
1,878,334	Residential Funding Mortgage Securities I, Series 2005-S8, Class A1, 5.50%, 11/25/35	1,802,450

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,675,408	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.14%, 11/25/35(e)	$2,568,020
771,135	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	665,368
2,399,013	Residential Funding Mortgage Securities I, Series 2007-S4, Class A2, 6.00%, 04/25/37	1,858,777
5,891,035	Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 07/25/37	5,040,804
1,987,583	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.60%, 05/25/35(e)	1,302,269
10,443,354	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.98%, 08/25/35(e)	8,414,402
6,687,710	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.56%, 10/25/35(e)	4,005,541
11,502,666	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.77%, 02/25/36(e)	8,328,759
7,335,779	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 5.07%, 10/25/36(e)	4,256,559
13,302,258	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 5.47%, 10/25/36(e)	10,783,727
5,331,485	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.46%, 05/25/37(e)	2,983,126
6,690,440	Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1A, 0.52%, 02/25/36(e)	3,588,315
6,479,386	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.46%, 05/25/46(e)	2,463,191
6,202,142	Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 2A1, 0.43%, 07/25/46(e)	3,250,998
1,224,450	Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 04/25/35	1,153,918
2,004,654	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.52%, 04/25/37(e)	1,313,959
1,811,000	WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Series A2A1, 0.58%, 01/25/45(e)	1,310,672
1,293,670	WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 2.58%, 12/25/35(e)	1,260,591

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,913,404	WaMu Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A1, 2.57%, 01/25/36(e)	$1,855,015
2,217,375	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21, 0.57%, 01/25/45(e)	1,646,227
1,132,903	WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1, 5.83%, 09/25/36(e)	787,958
1,282,460	WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 2.57%, 08/25/46(e)	923,195
4,354,820	WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 2A2, 5.34%, 07/25/37(e)	2,633,000
7,524,624	WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 1.00%, 05/25/47(e)	4,265,612
4,352,164	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	3,067,880
9,821,362	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 03/25/36	7,266,961
6,907,884	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,486,773
4,809,938	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 4A, 1.22%, 06/25/46(e)	1,921,083
5,327,790	Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.00%, 06/25/37	4,251,710
2,310,736	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.72%, 07/25/36(e)	2,005,380
3,351,567	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3, 2.73%, 07/25/36(e)	2,459,881
2,421,794	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 2.66%, 09/25/36(e)	1,723,600
2,865,921	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A1, 5.44%, 12/25/36(e)	2,614,019
2,015,390	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.70%, 04/25/36(e)	1,496,775
2,303,132	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4, Class A4, 6.00%, 04/27/37	2,032,167

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,875,606	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6, Class A6, 6.00%, 05/25/37	$2,485,264
1,880,324	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A16, 6.00%, 07/25/37	1,698,758
768,173	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A22, 6.00%, 07/25/37	693,881
1,867,858	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 6.07%, 11/25/37(e)	1,443,707

		532,415,036

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
10,290,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 01/15/49	11,125,033
3,540,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	3,707,677
3,975,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.44%, 06/12/47	4,259,440
5,695,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 02/15/40	5,971,438
5,585,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.57%, 10/15/48	5,942,734

		31,006,322

Total Non-Agency Mortgage-Backed Securities (Cost $581,676,724)		563,421,358

U.S. GOVERNMENT AGENCIES — 4.0%
Fannie Mae — 0.4%
7,300,000	0.03%, 12/02/11(n)	7,299,874
11,000,000	0.03%, 01/25/12(n)	10,999,483

		18,299,357

Federal Home Loan Bank — 3.1%
25,000,000	0.01%, 11/01/11(n)	25,000,000
6,400,000	0.01%, 11/02/11(n)	6,399,997
5,000,000	0.01%, 11/03/11(n)	4,999,997
750,000	0.01%, 11/14/11(n)	749,997
8,000,000	0.02%, 11/16/11(n)	7,999,967
7,100,000	0.02%, 11/28/11(n)	7,099,894
17,715,000	0.02%, 11/30/11(n)	17,714,715

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

Federal Home Loan Bank (continued)
$17,535,000	0.02%, 12/02/11(n)	$17,534,766
5,000,000	0.04%, 12/07/11(n)	4,999,900
25,250,000	0.02%, 12/21/11(n)	25,248,965
6,645,000	0.02%, 12/21/11(n)	6,644,815
3,220,000	0.02%, 12/21/11(n)	3,219,897
1,295,000	0.03%, 12/23/11(n)	1,294,960
6,630,000	0.01%, 12/28/11(n)	6,629,791

		135,537,661

Freddie Mac — 0.5%
4,075,000	0.01%, 11/02/11(n)	4,075,000
4,700,000	0.02%, 12/02/11(n)	4,699,919
2,000,000	0.03%, 12/12/11(n)	1,999,944
11,000,000	0.01%, 01/06/12(n)	10,999,594

		21,774,457

Total U.S. Government Agencies (Cost $175,611,464)		175,611,475

U.S. GOVERNMENT SECURITIES — 0.5%
U.S. Treasury Bills — 0.5%
21,000,000	0.01%, 11/03/11(n)	20,999,988

Total U.S. Government Securities (Cost $20,999,988)		20,999,988

MUNICIPAL BONDS — 0.2%
California — 0.2%
1,130,000	City of Tulare Build America Revenue Bonds, OID, (AGM), 8.75%, 11/15/44	1,250,967
420,000	State of California Build America Bonds GO, 6.65%, 03/01/22	480,211
175,000	State of California Build America Bonds GO, 7.55%, 04/01/39	213,258
1,695,000	State of California Build America Bonds GO, 7.63%, 03/01/40	2,075,731
625,000	State of California Various Purpose GO, OID, 5.25%, 03/01/30	652,800
2,020,000	State of California Various Purpose GO, OID, 6.00%, 04/01/38	2,229,131
520,000	State of California Various Purpose GO, OID, 5.50%, 03/01/40	547,628

		7,449,726

Principal Amount		Value

Michigan — 0.0%
$125,000	City of Detroit GO, OID, 4.50%, 11/01/23	$130,547

Total Municipal Bonds (Cost $6,687,643)		7,580,273

Shares

CASH SWEEP — 2.8%
UNITED STATES — 2.8%
125,030,241	Citibank - US Dollars on Deposit in Custody Account, 0.02%(o)	125,030,241

Total Cash Sweep (Cost $125,030,241)		125,030,241

TOTAL INVESTMENTS — 99.8% (Cost $4,434,896,843)(a)		4,375,474,228

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		8,519,471

NET ASSETS — 100.0%		$4,383,993,699

Shares

SECURITIES SOLD SHORT — (0.8)%
(411,600)	Australia & New Zealand Banking Group Ltd.	(9,300,653)
(179,600)	Commonwealth Bank of Australia	(9,226,030)
(357,400)	National Australia Bank Ltd.	(9,545,912)
(394,000)	Westpac Banking Corp.	(9,143,228)

Total Securities Sold Short (Proceeds received $(32,191,578))		(37,215,823)

Contracts		Value

CALL OPTIONS WRITTEN — (1.1)%
(951)	3M Co., Strike $70.00, Expires 04/21/12	(1,188,750)
(5,660)	Applied Materials, Inc., Strike $10.00, Expires 04/21/12	(1,499,900)
(3,949)	AT&T, Inc., Strike $24.00, Expires 01/21/12	(2,211,440)
(7,600)	AT&T, Inc., Strike $27.50, Expires 01/19/13	(2,264,800)
(10,500)	Cisco Systems, Inc., Strike $15.00, Expires 01/19/13	(4,935,000)
(3,595)	Dell, Inc., Strike $12.00, Expires 02/18/12	(1,509,900)
(6,000)	Dell, Inc., Strike $13.00, Expires 02/18/12	(1,980,000)
(3,250)	Dell, Inc., Strike $14.00, Expires 05/19/12	(936,000)
(4,000)	Dell, Inc., Strike $15.00, Expires 02/18/12	(724,000)

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Contracts		Value

(4,000)	Hewlett-Packard Co., Strike $20.00, Expires 01/21/12	$(2,860,000)
(750)	International Business Machines Corp., Strike $160.00, Expires 04/21/12	(2,227,500)
(400)	International Business Machines Corp., Strike $165.00, Expires 04/21/12	(1,020,000)
(1,210)	Johnson & Johnson, Strike $57.50, Expires 04/21/12	(1,070,850)
(2,090)	Johnson & Johnson, Strike $60.00, Expires 04/21/12	(1,389,850)
(3,500)	Microsoft Corp., Strike $22.50, Expires 01/19/13	(1,820,000)
(4,000)	Microsoft Corp., Strike $25.00, Expires 01/21/12	(868,000)
(5,150)	Pfizer, Inc., Strike $15.00, Expires 06/16/12	(2,497,750)
(18,000)	Pfizer, Inc., Strike $16.00, Expires 03/17/12	(6,120,000)
(500)	Pfizer, Inc., Strike $16.00, Expires 06/16/12	(177,500)
(4,862)	Pfizer, Inc., Strike $17.00, Expires 06/16/12	(1,400,256)
(1,400)	Time Warner, Inc., Strike $27.00, Expires 04/21/12	(1,316,000)
(2,600)	Time Warner, Inc., Strike $28.00, Expires 04/21/12	(2,340,000)
(1,260)	Time Warner, Inc., Strike $30.00, Expires 04/21/12	(762,300)
(3,000)	Verizon Communications, Inc., Strike $32.00, Expires 04/21/12	(1,665,000)
(3,000)	Verizon Communications, Inc., Strike $33.00, Expires 04/21/12	(1,440,000)
(1,750)	Verizon Communications, Inc., Strike $35.00, Expires 04/21/12	(519,750)
(4,000)	Wal-Mart Stores, Inc., Strike $50.00, Expires 03/17/12	(3,040,000)

Total Call Options Written (Premiums received $(41,344,728))		(49,784,546)

STRUCTURED OPTIONS — (0.5)%
5,140	CAC 40 Index, One call strike $3,891.43, One written put strike $3,447.81, Expires 09/21/12, Broker JPMorgan Chase Bank NA	(2,343,287)
4,942	CAC 40 Index, One call strike $4,047.21, One written put strike $3,757.83, Expires 02/17/12, Broker JPMorgan Chase Bank NA	(2,727,912)

Contracts		Value

200,000	SPX/TWSE Index, One call strike $100.00, One written put strike $92.50, Expires 12/21/12, Broker JPMorgan Chase Bank NA	$(1,070,238)
200,000	SPX/TWSE Index, One call strike $100.00, One written put strike $93.25, Expires 09/19/12, Broker JPMorgan Chase Bank NA	954,048
5,076	SX5E Index, One call strike $2,954.92, One written put strike $2,751.03, Expires 02/17/12, Broker JPMorgan Chase Bank NA	(2,046,304)
3,323	SX5E Index, One call strike $3,008.89, One written put strike $2,708.00, Expires 06/15/12, Broker JPMorgan Chase Bank NA	(1,507,933)
6,519	SX5E Index, One call strike $3,068.00, One written put strike $2,860.91, Expires 02/17/12, Broker JPMorgan Chase Bank NA	(3,285,750)
64,194	TWSE Index, One call strike $8,567.82, One written put strike $7,059.88, Expires 09/11/12, Broker JPMorgan Chase Bank NA	(992,542)
2,320	TWSE Index, One call strike $8,619.90, One written put strike $7,033.84, Expires 09/03/12, Broker JPMorgan Chase Bank NA	(1,134,651)
4,591	TWSE Index, One call strike $8,712.95, One written put strike $7,602.05, Expires 12/19/12, Broker JPMorgan Chase Bank NA	(3,612,141)
3,429	TWSE Index, One call strike $8,749.55, One written put strike $7,240.25, Expires 09/18/13, Broker JPMorgan Chase Bank NA	(2,066,551)
65,156	TWSE Index, One call strike $8,901.72, One written put strike $7,081.32, Expires 10/08/12, Broker JPMorgan Chase Bank NA	(1,180,846)
48,394	TWSE Index, One call strike $8,957.65, One written put strike $7,121.33, Expires 10/22/12, Broker JPMorgan Chase Bank NA	(933,588)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2011

Contracts		Value

31,722	TWSE Index, One call strike $9,041.74, One written put strike $7,375.35, Expires 12/21/12, Broker JPMorgan Chase Bank NA	$(799,567)

Total Structured Options		(22,747,262)

FUTURES CONTRACTS: SHORT POSITION

Contracts		Unrealized Depreciation

3,404	MSCI Taiwan Stock Index, November 2011	$(710,000)
593	CAC40, December 2011	(2,995,498)
147	10 Year U.S. Treasury Notes, December 2011	(179,435)
823	Euro STOXX 50, March 2012	(3,649,376)

	Net unrealized depreciation	$(7,534,309)

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Appreciation/ (Depreciation)

390	COMEX Division Gold, December 2011	$(181,260)
1,132	S&P 500 E-Mini Futures, December 2011	1,986,046

	Net unrealized appreciation	$1,804,786

Cash collateral of $21,758,042 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

Unrealized Depreciation

SWAP AGREEMENTS (PURCHASED)
Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 01/04/16 (Underlying notional amount $10,000,000)(c)	$(238,046)

Unrealized Depreciation

Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 04/01/16 (Underlying notional amount $10,000,000)(c)	$(248,423)

$(486,469)

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (WRITTEN)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 25.75 and receiving an amount if the realized correlation is under the correlation strike price of 25.75, expiring 04/18/12 (Underlying notional amount $50,000)(c)	$(1,045,363)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 26.25 and receiving an amount if the realized correlation is under the correlation strike price of 26.25, expiring 04/13/12 (Underlying notional amount $50,000)(c)	(1,031,151)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.25 and receiving an amount if the realized correlation is under the correlation strike price of 28.25, expiring 04/05/13 (Underlying notional amount $50,000)(c)	(588,915)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.75 and receiving an amount if the realized correlation is under the correlation strike price of 28.75, expiring 03/23/12 (Underlying notional amount $50,000)(c)	(925,713)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2011

Unrealized Appreciation/ (Depreciation)

Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.40 and receiving variance of the S&P 500 Index under the target volatility of 32.40, expiring 12/18/15 (Underlying notional amount $250,000)	$6,664
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.60 and receiving variance of the S&P 500 Index under the target volatility of 32.60, expiring 12/18/15 (Underlying notional amount $250,000)	577,740
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.90 and receiving variance of the S&P 500 Index under the target volatility of 32.90, expiring 12/18/15 (Underlying notional amount $250,000)	619,694
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 33.90 and receiving variance of the S&P 500 Index under the target volatility of 33.90, expiring 12/18/15 (Underlying notional amount $250,000)	847,341
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/18/15 (Underlying notional amount $200,000)	690,542
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 36.00 and receiving variance of the S&P 500 Index under the target volatility of 36.00, expiring 12/18/15 (Underlying notional amount $250,000)	1,322,792
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/16/11 (Underlying notional amount $50,000)(c)	(724,653)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/21/12 (Underlying notional amount $100,000)(c)	$(1,100,527)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 32% and receiving an amount if the realized correlation ratio is under 32%, expiring 12/21/12 (Underlying notional amount $50,000)(c)	(718,260)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 51% and receiving an amount if the realized correlation ratio is under 51%, expiring 12/13/13 (Underlying notional amount JPY 4,625,000)(c)	(1,258,946)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 56% and receiving an amount if the realized correlation ratio is under 56%, expiring 12/09/11 (Underlying notional amount JPY 4,675,000)(c)	(824,798)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 59% and receiving an amount if the realized correlation ratio is under 59%, expiring 12/09/11 (Underlying notional amount JPY 4,625,000)(c)	(643,486)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 63% and receiving an amount if the realized correlation ratio is under 63%, expiring 12/09/11 (Underlying notional amount JPY 4,525,000)(c)	(406,147)
Equity swap with BNP Paribas receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 13.9 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 13.9 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(c)	(6,752,807)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2011

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 27.30 and receiving variance of the S&P 500 Index under the target volatility of 27.30, expiring 12/20/13 (Underlying notional amount $250,000)	$(322,612)
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 28.70 and receiving variance of the S&P 500 Index under the target volatility of 28.70, expiring 12/18/15 (Underlying notional amount $250,000)	(440,626)
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 30.55 and receiving variance of the S&P 500 Index under the target volatility of 30.55, expiring 12/20/13 (Underlying notional amount $500,000)	1,134,828
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 31.30 and receiving variance of the S&P 500 Index under the target volatility of 31.30, expiring 12/18/15 (Underlying notional amount $500,000)	540,437
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 31.55 and receiving variance of the S&P 500 Index under the target volatility of 31.55, expiring 12/18/15 (Underlying notional amount $250,000)	324,879
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 32.30 and receiving variance of the S&P 500 Index under the target volatility of 32.30, expiring 12/18/15 (Underlying notional amount $270,000)	81,283
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 32.50 and receiving variance of the S&P 500 Index under the target volatility of 32.50, expiring 12/19/14 (Underlying notional amount $250,000)	216,097

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 32.55 and receiving variance of the S&P 500 Index under the target volatility of 32.55, expiring 12/18/15 (Underlying notional amount $500,000)	$1,370,090
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.00 and receiving variance of the S&P 500 Index under the target volatility of 33.00, expiring 12/18/15 (Underlying notional amount $310,000)	314,603
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.00 and receiving variance of the S&P 500 Index under the target volatility of 33.00, expiring 12/19/14 (Underlying notional amount $250,000)	325,553
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying notional amount $500,000)	1,439,943
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying notional amount $500,000)	529,786
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.30 and receiving variance of the S&P 500 Index under the target volatility of 33.30, expiring 12/18/15 (Underlying notional amount $250,000)	792,635
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.30 and receiving variance of the S&P 500 Index under the target volatility of 33.30, expiring 12/18/15 (Underlying notional amount $250,000)	775,824

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2011

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.80 and receiving variance of the S&P 500 Index under the target volatility of 33.80, expiring 12/18/15 (Underlying notional amount $250,000)	$879,478
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 34.05 and receiving variance of the S&P 500 Index under the target volatility of 34.05, expiring 12/18/15 (Underlying notional amount $250,000)	938,154
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 34.30 and receiving variance of the S&P 500 Index under the target volatility of 34.30, expiring 12/18/15 (Underlying notional amount $250,000)	1,043,444
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 35.30 and receiving variance of the S&P 500 Index under the target volatility of 35.30, expiring 12/18/15 (Underlying notional amount $100,000)	498,794

$(1,513,403)

At October 31, 2011, the Global Opportunities Fund held investments in restricted securities amounting to$6,386,250 or 0.15% of net assets, as follows:

Acquisition Cost	Issuer	Acquisition Date	10/31/11 Carrying Value Per Unit

$750,000	Integra LifeSciences Holdings Corp., Cnv., 06/01/12(f)	05/01/09	$98.63

$12,125,000	Shengdatech, Inc., Cnv.(b)(c)(d)(f)(h)	01/19/11	$45.00

(a)	Cost for federal income tax purposes is $4,444,300,187 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$178,988,524
Unrealized depreciation	(247,814,483)

Net unrealized depreciation	$(68,825,959)

(b)	Non-income producing security.

(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $165,340,808 or 3.77% of net assets.

(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $8,304,370, which is 0.19% of net assets.

(e)	Variable rate security. Rate shown is the rate as of October 31, 2011.

(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $508,242,491, which is 11.59% of net assets.

(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Principal amount denoted in Singapore Dollars.

(j)	Zero coupon bond. The rate represents the yield at time of purchase.

(k)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(l)

Security is a fully principal/notional funded Total Return swap with JPMorgan Chase Bank, N.A. where upon maturity of this bond the Fund will receive the fully funded obligation principal amount from the broker.

(m)	Principal amount denoted in Euros.

(n)	The rate represents the annualized yield at time of purchase.

(o)	Rate shown represents current yield at October 31, 2011.

ADR — American Depositary Receipt
AGM — Assured Guaranty Municipal Corp.
Cnv. — Convertible
FOR — Foreign Ownership Restrictions
GO — General Obligations
JPY — Japanese Yen
OID — Original Issue Discount
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2011

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	1.4%
Banks	0.6%
Collateralized Mortgage Obligations	12.1%
Commercial Mortgage-Backed Securities	0.7%
Consumer Discretionary	13.6%
Consumer Staples	4.2%
Diversified Financials	2.3%
Energy	6.3%
Government Bonds	11.5%
Health Care	7.6%
Industrials	7.5%
Information Technology	7.8%
Insurance	1.1%
Materials	3.6%
Municipal Bonds	0.2%
Real Estate	1.2%
Telecommunication Services	7.8%
U.S. Government and Agency Securities	4.5%
Utilities	3.0%
Other*	3.0%

100.0%

*

Includes cash and equivalents, exchange traded funds, options, futures, swap agreements, securities sold short, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	October 31, 2011

Shares		Value

COMMON STOCKS — 39.1%
ARGENTINA — 1.2%
Energy — 1.2%
1,000,000	YPF SA - ADR	$33,610,000

CANADA — 5.4%
Materials — 5.4%
5,000,000	Harry Winston Diamond Corp.(b)(c)	60,808,776
6,000,000	Kinross Gold Corp.	86,100,000

		146,908,776

FRANCE — 1.0%
Utilities — 1.0%
1,000,000	GDF Suez	28,386,606

RUSSIA — 1.3%
Energy — 1.3%
3,000,000	Gazprom OAO - ADR(b)	34,830,000

THAILAND — 2.2%
Energy — 2.2%
3,000,000	Banpu Public Co. Ltd. - NVDR(b)	61,268,293

UNITED STATES — 28.0%
Energy — 7.9%
800,000	Baker Hughes, Inc.	46,392,000
2,769,000	Brazil Ethanol, Inc.(b)(c)(d)(e)	0
750,000	ConocoPhillips	52,237,500
1,000,000	Plains Exploration & Production Co.(c)	31,500,000
650,000	Schlumberger Ltd.	47,755,500
122,384	Vertex Energy, Inc.(b)(c)	342,675
500,000	Walter Energy, Inc.	37,825,000

		216,052,675

Industrials — 6.0%
28,500	Arkansas Best Corp.	587,100
15,000,000	Boart Longyear Ltd.(b)	51,061,261
1,500,000	Deere & Co.	113,850,000

		165,498,361

Materials — 14.1%
1,766,000	Monsanto Co.	128,476,500
2,000,000	Mosaic Co. (The)	117,120,000
1,000,000	Newmont Mining Corp.	66,830,000
6,000,000	Steel Dynamics, Inc.	74,940,000

		387,366,500

		768,917,536

Total Common Stocks (Cost $1,132,184,225)		1,073,921,211

Shares		Value

PREFERRED STOCKS — 0.0%
Energy — 0.0%
418,619	Vertex Energy, Inc., Series A, Cnv.(b)(c)(d)	0

Total Preferred Stocks (Cost $3,482,025)		0

RIGHTS/WARRANTS — 0.0%
Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants, Expires 12/21/11(b)(c)(d)	1

Total Rights/Warrants (Cost $1)		1

Number of Coins

COLLECTIBLE COINS — 1.9%
UNITED STATES — 1.9%
446	Various Collectible Coins and Sets of Coins(b)	52,149,801

Total Collectible Coins (Cost $52,086,925)		52,149,801

Fine Troy Ounces

COMMODITIES — 5.6%
UNITED STATES — 5.6%
60,175	Gold Bullion	103,187,289
31,936	Platinum	50,977,768

Total Commodities (Cost $101,702,619)		154,165,057

Contracts		Value

CALL OPTIONS PURCHASED — 1.0%
Commodities — 1.0%
2,500	Chicago Board of Trade Soybean Futures, Strike $1,360.00, Expiring 02/24/12	2,656,250
500	Chicago Board of Trade Soybean Futures, Strike $1,360.00, Expiring 02/24/12	531,250
2,000	Chicago Board of Trade Soybean Futures, Strike $1,480.00, Expiring 02/24/12	825,000
1,000	Chicago Board of Trade Soybean Futures, Strike $1,480.00, Expiring 02/24/12	412,500
7,000	New York Mercantile Exchange Natural Gas Futures, Strike $4.50, Expiring 02/24/12	11,058,894
3,000	New York Mercantile Exchange Natural Gas Futures, Strike $4.50, Expiring 02/24/12	4,739,526
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 03/25/13	481,200

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2011

Contracts		Value

Commodities (continued)
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 04/25/13	$478,800
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 05/28/13	537,600
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 06/25/13	583,800
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 07/26/13	647,400
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 08/27/13	761,400
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 09/25/13	851,400
250	NYB-ICE Coffee Futures, Strike $250.00, Expiring 11/11/11	65,625
7,580	NYB-ICE Sugar No. 11 Futures, Strike $29.00, Expiring 12/15/11	2,801,568

Total Call Options Purchased (Cost $41,623,999)		27,432,213

PUT OPTIONS PURCHASED — 1.2%
Commodities — 1.2%
5,000	New York Mercantile Exchange Brent Crude Oil Futures, Strike $85.00, Expiring 11/12/12	33,350,000

Total Put Options Purchased (Cost $40,407,500)		33,350,000

Principal Amount		Value

ASSET-BACKED SECURITIES — 4.2%
UNITED STATES — 4.2%
$9,450,000	SLM Student Loan Trust, Series 2002-7, Class A10, 1.74%, 03/15/28(f)	9,119,250
23,750,000	SLM Student Loan Trust, Series 2002-7, Class A11, 1.75%, 03/15/28(f)	22,918,750
2,650,000	SLM Student Loan Trust, Series 2002-7, Class A6, 1.73%, 03/15/28(f)	2,557,250
9,950,000	SLM Student Loan Trust, Series 2002-7, Class A7, 1.75%, 03/15/28(f)	9,601,750
11,650,000	SLM Student Loan Trust, Series 2002-7, Class A8, 1.73%, 03/15/28(f)	11,242,250
5,800,000	SLM Student Loan Trust, Series 2002-7, Class A9, 1.74%, 03/15/28(f)	5,597,000

Principal Amount			Value

UNITED STATES (continued)
$3,350,000		SLM Student Loan Trust, Series 2003-2, Class A6, 1.75%, 09/15/28(f)	$3,216,000
21,850,000		SLM Student Loan Trust, Series 2003-2, Class A7, 1.75%, 09/15/28(f)	20,976,000
9,000,000		SLM Student Loan Trust, Series 2003-2, Class A8, 1.73%, 09/15/28(f)	8,640,000
18,550,000		SLM Student Loan Trust, Series 2003-2, Class A9, 1.75%, 09/15/28(f)	17,808,000
4,000,000		SLM Student Loan Trust, Series 2003-5, Class A9, 1.74%, 06/17/30(f)	3,780,000

Total Asset-Backed Securities (Cost $115,727,626)			115,456,250

CORPORATE BONDS — 0.1%
UNITED STATES — 0.1%
Banks — 0.1%
2,248,000		JPMorgan Chase & Co., 0.61%, 12/26/12(f)	2,258,087

Diversified Financials — 0.0%
1,015,000		General Electric Capital Corp., 0.35%, 12/21/12(f)	1,016,535

Total Corporate Bonds (Cost $3,271,699)			3,274,622

GOVERNMENT BONDS — 5.1%
AUSTRALIA — 5.1%
64,000,000	(g)	Australia Government Bond, 5.92%, 08/20/20	118,472,749
17,000,000		New South Wales Treasury Corp., 3.75%, 11/20/20	21,140,437

Total Government Bonds (Cost $128,568,687)			139,613,186

U.S. GOVERNMENT AGENCIES — 33.6%
Fannie Mae — 3.4%
3,900,000		0.01%, 11/07/11(h)	3,899,995
11,510,000		0.01%, 11/09/11(h)	11,509,985
50,000,000		0.02%, 11/30/11(h)	49,999,194
6,000,000		0.01%, 12/01/11(h)	5,999,950
2,800,000		0.02%, 12/02/11(h)	2,799,952
6,800,000		0.02%, 12/28/11(h)	6,799,785
11,000,000		0.03%, 01/25/12(h)	10,999,482

			92,008,343

Federal Home Loan Bank — 28.9%
2,380,000		0.01%, 11/01/11(h)	2,380,000
12,225,000		0.01%, 11/02/11(h)	12,225,000
10,385,000		0.01%, 11/03/11(h)	10,384,994
19,960,000		0.02%, 11/04/11(h)	19,959,967
20,700,000		0.01%, 11/09/11(h)	20,699,954

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

Federal Home Loan Bank (continued)
$7,010,000	0.01%, 11/10/11(h)	$7,009,982
22,640,000	0.01%, 11/14/11(h)	22,639,992
41,700,000	0.01%, 11/14/11(h)	41,699,849
1,250,000	0.02%, 11/14/11(h)	1,249,990
73,960,000	0.02%, 11/16/11(h)	73,959,500
8,950,000	0.02%, 11/28/11(h)	8,949,866
202,640,000	0.02%, 11/30/11(h)	202,636,735
2,010,000	0.01%, 12/02/11(h)	2,009,983
29,685,000	0.02%, 12/02/11(h)	29,684,540
50,000,000	0.04%, 12/07/11(h)	49,998,150
20,150,000	0.02%, 12/07/11(h)	20,149,637
44,840,000	0.02%, 12/21/11(h)	44,838,568
19,815,000	0.02%, 12/21/11(h)	19,814,450
12,890,000	0.01%, 12/23/11(h)	12,889,814
20,000,000	0.03%, 12/23/11(h)	19,999,278
9,000,000	0.03%, 12/23/11(h)	8,999,675
13,900,000	0.02%, 12/27/11(h)	13,899,568
76,520,000	0.02%, 12/28/11(h)	76,517,577
8,775,000	0.01%, 12/28/11(h)	8,774,861
63,890,000	0.02%, 12/28/11(h)	63,887,977

		795,259,907

Freddie Mac — 1.3%
2,805,000	0.01%, 11/02/11(h)	2,805,000
2,200,000	0.01%, 11/14/11(h)	2,199,994
31,000,000	0.02%, 01/06/12(h)	30,998,853

		36,003,847

Total U.S. Government Agencies (Cost $923,272,413)		923,272,097

U.S. GOVERNMENT SECURITIES — 7.6%
U.S. Treasury Notes — 7.6%
101,875,000	2.13%, 01/15/19(i)	126,279,605
72,200,000	1.25%, 07/15/20(i)	83,501,325

Total U.S. Government Securities (Cost $189,367,796)		209,780,930

Shares

CASH SWEEP — 0.3%
6,643,313	Citibank - US Dollars on Deposit in Custody Account, 0.02%(j)	6,643,313

Total Cash Sweep (Cost $6,643,313)		6,643,313

TOTAL INVESTMENTS — 99.7% (Cost $2,738,338,828)(a)		2,739,058,681

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		8,812,343

NET ASSETS — 100.0%		$2,747,871,024

Contracts		Value

CALL OPTIONS WRITTEN — 0.0%
Commodities — 0.0%
(7,580)	NYB-ICE Sugar No. 11 Futures, Strike $33.00, Expiring 12/15/11	$(594,272)

Total Call Options Written (Premiums received $(1,658,720))		$(594,272)

PUT OPTIONS WRITTEN — (2.5)%
Commodities — (2.5)%
(8,000)	New York Mercantile Exchange Crude Oil Futures, Strike $70.00, Expiring 11/14/12	(37,760,000)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 03/25/13	(678,200)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 03/25/13	(2,147,200)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 04/25/13	(681,400)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 04/25/13	(2,149,200)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 05/28/13	(676,600)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 05/28/13	(2,128,000)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 06/25/13	(677,200)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 06/25/13	(2,118,400)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 07/26/13	(688,200)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 07/26/13	(2,136,400)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 08/27/13	(737,800)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 08/27/13	(2,245,200)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 09/25/13	(758,000)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 09/25/13	(2,281,200)

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Contracts		Value

Commodities (continued)
(7,580)	NYB-ICE Sugar No. 11 Futures, Strike $26.00, Expiring 12/15/11	$(11,970,336)

Total Put Options Written (Premiums received $(68,438,445))		(69,833,336)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

600	ICE Crude Oil, December 2011	$(873,000)
3,100	London Metal Exchange Aluminum, December 2011	319,000
1,000	London Metal Exchange Copper, December 2011	34,225,000
1,200	London Metal Exchange Lead, December 2011	16,715,237
738	London Metal Exchange Nickel, December 2011	35,950,064
800	London Metal Exchange Copper, December 2012	20,772,500

	Net unrealized appreciation	$107,108,801

FUTURES CONTRACTS: LONG POSITIONS (Continued)

Contracts		Unrealized Depreciation

2,000	Chicago Board of Trade Soybean Oil, December 2011	$(2,237,562)
350	COMEX Gold, December 2011	(707,000)
850	COMEX Silver, December 2011	(4,981,750)
3,100	London Metal Exchange Aluminum, December 2011	(22,998,125)
1,000	London Metal Exchange Copper, December 2011	(5,551,237)
1,200	London Metal Exchange Lead, December 2011	(6,943,638)
738	London Metal Exchange Nickel, December 2011	(23,177,942)
600	New York Mercantile Exchange WTI Crude Oil, December 2011	(4,026,000)
500	Chicago Board of Trade Soybean Oil, January 2012	(639,000)
3,600	New York Mercantile Exchange Natural Gas, January 2012	(20,106,000)
800	London Metal Exchange Copper, December 2012	(26,720,000)

	Net unrealized depreciation	$(118,088,254)

Net cash collateral of $86,880,723 for the open futures contracts is reflected in segregated cash for futures contracts and payable to broker for collateral on futures contracts in the Statements of Assets and Liabilities.

Unrealized Depreciation

SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/14 (Underlying notional amount $1,053,500)	$(45,184)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/14 (Underlying notional amount $1,053,500)	(45,151)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/14 (Underlying notional amount $1,053,500)	(45,113)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/14 (Underlying notional amount $1,053,500)	(45,076)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/14 (Underlying notional amount $1,053,500)	(45,094)

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Unrealized Depreciation

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/14 (Underlying notional amount $1,053,500)	$(45,090)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/14 (Underlying notional amount $1,053,500)	(44,957)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/14 (Underlying notional amount $1,053,500)	(44,915)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/14 (Underlying notional amount $1,053,500)	(44,873)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/14 (Underlying notional amount $1,053,500)	(44,829)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/14 (Underlying notional amount $1,053,500)	(44,773)

Unrealized Depreciation

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/14 (Underlying notional amount $1,053,500)	$(44,713)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Soybean Index, paying a fixed amount per bushel and receiving the closing settlement price of CBOT January 2012 Soybean Futures contracts on the termination date, expiring 12/27/11 (Underlying notional amount $92,119,828)	(825,830)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Soybean Oil Index, paying a fixed amount per pound and receiving the closing settlement price of CBOT December 2011 Soybean Oil Futures contracts on the termination date, expiring 11/28/11 (Underlying notional amount $62,185,800)	(781,692)
Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2011 EUA Futures contracts on the termination date, expiring 12/19/11 (Underlying notional amount Euro 44,889,872)	(12,857,169)

$(15,004,459)

Unrealized Appreciation

SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/12 (Underlying notional amount $891,500)	$49,269

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Unrealized Appreciation

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/29/12 (Underlying notional amount $891,500)	$49,234
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/12 (Underlying notional amount $891,500)	49,204
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/12 (Underlying notional amount $891,500)	23,789
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/12 (Underlying notional amount $891,500)	23,771
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/12 (Underlying notional amount $891,500)	23,752
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/12 (Underlying notional amount $891,500)	45,768

Unrealized Appreciation

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/12 (Underlying notional amount $891,500)	$45,767
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/12 (Underlying notional amount $891,500)	45,753
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/12 (Underlying notional amount $891,500)	41,740
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/12 (Underlying notional amount $891,500)	41,720
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/12 (Underlying notional amount $891,500)	41,700

$481,467

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

At October 31, 2011, the Real Return Fund held investments in restricted securities with a cost of $19,527,013 and aggregate value of $0, as follows:

Acquisition Cost	Issuer	Acquisition Date	10/31/11 Carrying Value Per Unit

$19,527,013	Brazil Ethanol, Inc.(b)(c)(d)(e)	03/15/07	$—

(a)	Cost for federal income tax purposes is $2,738,338,828 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$136,063,368
Unrealized depreciation	(135,343,515)

Net unrealized appreciation	$719,853

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $178,360,901 or 6.49% of net assets.

(c)	Non-income producing security.

(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The cost of fair valued securities is $23,009,039 and the aggregate value is zero.

(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The cost of the security is $19,527,013 and the aggregate value is zero.

(f)	Variable rate security. Rate shown is the rate as of October 31, 2011.

(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(h)	The rate represents the annualized yield at time of purchase.

(i)	Inflation protected security. Principal amount reflects original security face amount.

(j)	The rate shown is the current yield as of October 31, 2011.

ADR — American Depositary Receipt
Cnv. — Convertible
COMEX — Commodity Exchange, Inc.
ICE — Intercontinental Exchange
NYB — New York Board of Trade
NVDR — Non-Voting Depositary Receipt

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS	October 31, 2011

Principal Amount		Value

CORPORATE BONDS — 37.6%
Banks — 9.2%
$3,800,000	Bank of America Corp., 4.50%, 04/01/15	$3,751,459
50,000	Bank of America Corp., 3.63%, 03/17/16	47,687
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,111,852
540,000	Bank of New York Mellon Corp. (The), 4.30%, 05/15/14	584,225
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,035,367
9,000	Citigroup, Inc., 5.13%, 05/05/14	9,432
1,600,000	Citigroup, Inc., 4.59%, 12/15/15	1,671,706
5,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	5,268,775
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,135,485
2,340,000	Credit Suisse New York, 3.50%, 03/23/15	2,380,409
1,125,000	Deutsche Bank AG, 3.45%, 03/30/15	1,158,206
50,000	Deutsche Bank AG, 3.25%, 01/11/16	51,121
1,045,000	European Investment Bank, 1.25%, 02/14/14	1,057,812
7,120,000	JPMorgan Chase & Co., 3.70%, 01/20/15	7,417,929
1,235,000	JPMorgan Chase & Co., 3.40%, 06/24/15	1,272,129
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,096,375
3,000,000	Westpac Banking Corp., 2.90%, 09/10/14(b)	3,171,204

		42,221,173

Banks-Netherlands — 1.3%
6,000,000	ING Bank NV, 2.63%, 02/09/12(b)	6,033,516

Banks-United Kingdom — 0.3%
500,000	Bank of England, 1.38%, 03/07/14(b)	507,643
1,000,000	Bank of Scotland Plc, 5.00%, 11/21/11	999,943

		1,507,586

Consumer Discretionary — 0.5%
1,000,000	Cornell University, 4.35%, 02/01/14	1,080,900

Principal Amount		Value

Consumer Discretionary (continued)
$200,000	Dartmouth College, 4.75%, 06/01/19	$229,397
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	1,089,281

		2,399,578

Consumer Staples — 2.1%
1,050,000	Coca-Cola Co. (The), 1.50%, 11/15/15	1,059,878
500,000	Coca-Cola Co. (The), 1.80%, 09/01/16(b)	498,843
1,935,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	2,075,249
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,596,980
970,000	Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,021,587
580,000	Wal-Mart Stores, Inc., 3.20%, 05/15/14	615,939
2,500,000	Wal-Mart Stores, Inc., 1.50%, 10/25/15	2,536,858

		9,405,334

Diversified Financials — 10.2%
40,000	American Express Credit Corp., 5.13%, 08/25/14	43,471
3,060,000	American Express Credit Corp., Series C, 7.30%, 08/20/13	3,349,791
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	1,012,961
8,000	Bear Stearns Cos. LLC (The), 5.70%, 11/15/14	8,751
2,000,000	Caterpillar Financial Services Corp., 2.00%, 04/05/13	2,033,240
40,000	Credit Suisse USA, Inc., 5.13%, 01/15/14	42,024
3,000,000	Daimler Finance North America LLC, 2.63%, 09/15/16(b)	2,981,619
2,672,000	Eksportfinans A/S, 5.00%, 02/14/12	2,704,788
1,455,000	Eksportfinans A/S, 3.00%, 11/17/14	1,518,841
2,205,000	Eksportfinans A/S, 2.00%, 09/15/15	2,232,948
25,000	Eksportfinans A/S, 2.38%, 05/25/16	25,243
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	500,785
3,000,000	FIH Erhvervsbank A/S, 2.45%, 08/17/12(b)	3,042,129

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

Diversified Financials (continued)
$2,000,000	FMR LLC, 5.35%, 11/15/21(b)	$2,130,466
1,500,000	Ford Credit Auto Owner Trust, 4.21%, 04/15/16(b)	1,505,834
950,000	General Electric Capital Corp, 3.50%, 06/29/15	990,409
1,250,000	General Electric Capital Corp., 2.80%, 01/08/13	1,275,113
425,000	General Electric Capital Corp., 1.88%, 09/16/13	429,402
3,165,000	General Electric Capital Corp., 2.10%, 01/07/14	3,200,951
10,000	General Electric Capital Corp., 5.38%, 10/20/16	11,151
4,688,000	General Electric Capital Corp., MTN, 5.25%, 10/19/12	4,883,527
990,000	General Electric Capital Corp., Series A, 3.75%, 11/14/14	1,044,674
10,000	Goldman Sachs Group, Inc. (The), 5.50%, 11/15/14	10,580
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	2,972,412
2,000,000	Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14(b)	2,028,776
2,555,000	PNC Funding Corp., 3.00%, 05/19/14	2,653,112
50,000	PNC Funding Corp., 3.63%, 02/08/15	52,829
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,046,293
1,775,000	Toyota Motor Credit Corp., 2.80%, 01/11/16	1,844,825
1,000,000	USAA Capital Corp., 1.05%, 09/30/14(b)	1,000,939

		46,577,884

Energy — 1.7%
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,887,938
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,003,229
4,345,000	Shell International Finance BV, 4.00%, 03/21/14	4,696,519
90,000	Shell International Finance BV, 3.10%, 06/28/15	95,826

		7,683,512

Health Care — 4.4%
820,000	Celgene Corp., 2.45%, 10/15/15	828,020

Principal Amount		Value

Health Care (continued)
$570,000	Express Scripts, Inc., 6.25%, 06/15/14	$630,413
3,035,000	Johnson & Johnson, 2.15%, 05/15/16	3,146,846
500,000	McKesson Corp., 6.50%, 02/15/14	561,106
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	504,388
29,000	Medtronic, Inc., 3.00%, 03/15/15	30,757
1,550,000	Novartis Capital Corp., 4.13%, 02/10/14	1,672,706
2,645,000	Pfizer, Inc., 5.35%, 03/15/15	3,002,329
4,570,000	Roche Holdings, Inc., 5.00%, 03/01/14(b)	5,014,853
2,000,000	Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	2,030,630
500,000	Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	531,863
2,008,000	Wyeth, 5.50%, 02/01/14	2,214,312

		20,168,223

Industrials — 0.7%
1,200,000	Nomura Holdings, Inc., 5.00%, 03/04/15	1,246,186
1,761,000	Tyco International Finance SA, 3.38%, 10/15/15	1,831,400
80,000	United Parcel Service, Inc., 3.88%, 04/01/14	85,737

		3,163,323

Information Technology — 1.1%
3,150,000	Cisco Systems, Inc., 1.63%, 03/14/14	3,209,459
930,000	International Business Machines Corp., 2.10%, 05/06/13	951,453
600,000	International Business Machines Corp., 1.95%, 07/22/16	614,738
25,000	Texas Instruments, Inc., 2.38%, 05/16/16	25,856

		4,801,506

Insurance — 2.7%
500,000	Berkshire Hathaway Finance Corp., 4.50%, 01/15/13	523,203
1,400,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	1,506,177

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

Insurance (continued)
$3,845,000	Berkshire Hathaway, Inc., 3.20%, 02/11/15	$4,068,091
5,800,000	New York Life Global Funding, 4.65%, 05/09/13(b)	6,103,253

		12,200,724

Materials — 1.8%
630,000	Airgas, Inc., 2.85%, 10/01/13	644,016
630,000	Airgas, Inc., 4.50%, 09/15/14	670,624
1,500,000	Anglo American Capital Plc, 2.15%, 09/27/13(b)	1,498,376
1,250,000	Dow Chemical Co. (The), 5.90%, 02/15/15	1,391,056
2,710,000	Dow Chemical Co. (The), 2.50%, 02/15/16	2,719,821
1,000,000	International Paper Co., 9.38%, 05/15/19	1,282,320

		8,206,213

Telecommunication Services — 0.7%
3,000,000	America Movil Sab de CV, 2.38%, 09/08/16	2,995,179

Utilities — 0.9%
1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	1,752,104
2,475,000	NextEra Energy Capital Holdings, Inc., 2.60%, 09/01/15	2,483,036

		4,235,140

Total Corporate Bonds (Cost $165,187,512)		171,598,891

MUNICIPAL BONDS — 7.0%

California — 1.1%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	4,837,949

Connecticut — 0.2%
1,000,000	State of Connecticut Taxable GO, Series A, 3.59%, 03/01/12	1,010,169

District Of Columbia — 0.5%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,058,899

Principal Amount		Value

District Of Columbia (continued)
$1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	$1,415,324

		2,474,223

Georgia — 0.7%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,225,028

Maine — 0.1%
465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	490,505

Maryland — 0.0%
110,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	114,864

Michigan — 0.3%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,109,695

Minnesota — 0.1%
605,000	Duluth Independent School District No. 709 Build America COP 4.00%, 02/01/16	650,569

New Jersey — 1.5%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,628,640
2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	2,129,807
1,500,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.10%, 09/01/13	1,525,980
1,500,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.61%, 09/01/14	1,545,645
60,000	New Jersey Economic Development Authority School Improvement Revenue Bonds, Series FF 3.17%, 09/01/14	62,086

		6,892,158

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

New York — 1.4%
$2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	$2,716,762
1,790,000	New York State Dormitory Authority Economic Development & Housing Refunding Revenue Bonds, 4.81%, 12/15/11	1,790,000
65,000	New York State Dormitory Authority University & College Improvememts Revenue Bonds, Series G 2.83%, 03/15/16	67,887
500,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, 5.64%, 12/15/13	526,689
1,035,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 (AGM) 4.65%, 12/15/13	1,111,104

		6,212,442

North Carolina — 0.0%
100,000	County of Forsyth Property Improvement GO, Series B, OID 4.25%, 03/01/13	105,189

Ohio — 0.7%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,276,036
755,000	Ohio State Taxable Advanced Energy Revenue Bonds 4.45%, 04/01/16	816,185

		3,092,221

Oregon — 0.1%
500,000	State of Oregon Public Improvements GO, Series B 2.22%, 08/01/13	510,209

Pennsylvania — 0.0%
175,000	Owen J Roberts School District Refunding GO (AGM, State Aid Withholding) 5.50%, 08/15/19	182,156

Principal Amount		Value

South Carolina — 0.3%
$1,050,000	State of South Carolina Refunding GO, Series A 5.00%, 06/01/17	$1,247,778

Total Municipal Bonds (Cost $31,186,768)		32,155,155

U.S. GOVERNMENT AGENCIES — 25.8%

Fannie Mae — 1.1%
550,000	5.00%, 08/02/12	569,591
3,750,000	5.00%, 03/02/15	4,268,250
200,000	1.63%, 10/26/15	205,136
5,728	7.50%, 08/01/25	6,635

		5,049,612

Federal Farm Credit Bank — 2.0%
1,490,000	2.13%, 06/18/12	1,507,154
400,000	4.50%, 10/17/12	416,027
1,000,000	1.88%, 12/07/12	1,016,833
500,000	1.75%, 02/21/13	508,378
5,135,000	2.63%, 04/17/14	5,389,059
105,000	3.00%, 09/22/14	111,682
90,000	4.88%, 12/16/15	104,027

		9,053,160

Federal Home Loan Bank — 11.6%
50,000	4.25%, 11/15/11	49,988
15,000	5.63%, 11/15/11	15,005
135,000	0.30%, 11/29/11	135,003
725,000	1.38%, 06/08/12	729,854
5,030,000	3.63%, 06/08/12	5,132,718
1,075,000	4.38%, 06/08/12	1,101,606
1,400,000	5.38%, 06/08/12	1,443,077
335,000	4.63%, 08/15/12	346,420
990,000	4.50%, 09/14/12	1,025,412
660,000	5.00%, 09/14/12	686,292
145,000	4.88%, 12/14/12	152,223
863,451	5.27%, 12/28/12	898,433
50,000	3.50%, 03/08/13	52,118
1,400,000	3.88%, 03/08/13	1,466,378
955,000	5.00%, 03/08/13	1,014,765
150,000	1.00%, 03/27/13	151,340
2,000,000	3.75%, 06/14/13	2,106,390
765,000	4.25%, 06/14/13	812,630
75,000	5.38%, 06/14/13	81,030
1,500,000	1.88%, 06/21/13	1,536,542
500,000	4.38%, 09/13/13	536,639
2,690,000	5.25%, 09/13/13	2,929,246
210,000	5.50%, 12/11/13	232,107
7,695,000	3.13%, 12/13/13	8,122,534
500,000	4.00%, 12/13/13	536,982

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

Federal Home Loan Bank (continued)
$2,065,000	4.88%, 12/13/13	$2,254,358
800,000	4.88%, 06/13/14	886,926
7,825,000	5.38%, 06/13/14	8,785,253
825,000	3.25%, 09/12/14	880,947
870,000	5.25%, 09/12/14	980,766
5,220,000	4.75%, 11/14/14	5,849,950
800,000	2.75%, 12/12/14	848,345
200,000	4.50%, 02/18/15	224,597
140,000	3.50%, 03/13/15	152,329
500,000	4.88%, 06/12/15	569,828
65,000	5.00%, 12/11/15	75,104
150,000	5.00%, 12/21/15	172,896
100,000	3.50%, 12/09/16	109,711

		53,085,742

Freddie Mac — 0.3%
355,000	5.00%, 08/15/12	367,934
400,000	5.00%, 11/13/14	450,887
300,000	2.88%, 02/09/15	319,686

		1,138,507

Ginnie Mae — 0.0%
54,042	8.50%, 10/15/17	61,014
413	9.00%, 02/15/20	480

		61,494

Overseas Private Investment Corp. — 2.7%
1,000,000	4.59%, 12/09/16(c)	1,160,430
9,738,750	5.14%, 12/15/23	11,268,903

		12,429,333

Private Export Funding Corp. — 5.7%
510,000	5.69%, 05/15/12	524,993
12,760,000	3.55%, 04/15/13	13,333,881
1,800,000	4.97%, 08/15/13	1,939,147
4,260,000	3.05%, 10/15/14	4,531,720
105,000	4.55%, 05/15/15	117,634
1,400,000	4.95%, 11/15/15	1,603,925
3,000,000	5.00%, 12/15/16	3,499,446
500,000	2.25%, 12/15/17	513,243

		26,063,989

Sallie Mae — 0.7%
3,150,000	7.30%, 08/01/12	3,314,049

Small Business Administration — 1.3%
1,108,862	4.73%, 02/01/19	1,180,556
1,922,722	4.11%, 03/10/20	1,995,572
2,610,000	4.08%, 03/10/21	2,698,628

		5,874,756

Principal Amount		Value

Tennessee Valley Authority — 0.4%
$632,000	6.79%, 05/23/12	$655,293
110,000	4.75%, 08/01/13	118,125
725,000	6.25%, 12/15/17	908,190

		1,681,608

Total U.S. Government Agencies (Cost $111,792,683)		117,752,250

U.S. GOVERNMENT SECURITIES — 26.6%

U.S. Treasury Notes — 26.6%
5,436,000	2.13%, 11/30/14	5,712,899
107,900,000	2.63%, 01/31/18	115,908,230

Total U.S. Government Securities (Cost $121,150,889)		121,621,129

GOVERNMENT BONDS — 1.9%

CANADA — 0.6%
430,000	Hydro Quebec, 2.00%, 06/30/16	436,911
230,000	Province of Ontario Canada, 2.70%, 06/16/15	241,462
1,875,000	Province of Ontario Canada, 2.30%, 05/10/16	1,918,798

		2,597,171

DENMARK — 0.2%
1,000,000	Kingdom of Denmark, 2.25%, 05/14/12	1,009,505

EGYPT — 0.3%
1,000,000	Egypt Government Aid Bonds, 4.45%, 09/15/15	1,123,640

JAPAN — 0.4%
2,000,000	Development Bank of Japan, 1.63%, 10/05/16(b)	2,000,860

UNITED STATES — 0.4%
2,000,000	Ally Financial, Inc., 1.75%, 10/30/12	2,029,134

Total Government Bonds (Cost $8,576,147)		8,760,310

Shares		Value

INVESTMENT COMPANY — 0.5%
2,281,400	SEI Daily Income Trust Government II Fund, Class A, 0.01%(d)	$2,281,400

Total Investment Company (Cost $2,281,400)		2,281,400

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

TOTAL INVESTMENTS — 99.4% (Cost $440,175,399)(a)	454,169,135

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%	2,896,109

NET ASSETS — 100.0%	$457,065,244

(a)	Cost for federal income tax purposes is $443,297,648 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$14,114,651
Unrealized depreciation	(3,243,164)

Net unrealized appreciation	$10,871,487

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $60,729,433 which is 13.3% of net assets.

(c)	Zero coupon bond. The rate represents the yield at time of purchase.

(d)	Rate shown represents current yield at October 31, 2011.

AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligations
MTN — Medium Term Note
OID — Original Issue Discount

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	October 31, 2011

Principal Amount		Value

MUNICIPAL BONDS — 98.1%
Alabama — 0.1%
$1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID, 8.13%, 12/01/26(b)	$1,092,720

Arizona — 1.2%
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	403,029
2,360,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,719,357
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	883,144
4,000,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/17	4,653,120
2,000,000	City of Tempe Water Utility Improvement GO, Series A, 4.50%, 07/01/24	2,157,220
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	235,268

		11,051,138

California — 8.6%
9,685,000	California State University System Wide Refunding Revenue Bonds, Series A, 5.00%, 11/01/19	11,307,431
675,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A, 4.00%, 02/01/12	681,176
5,900,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A, 5.00%, 02/01/20	6,816,624
5,500,000	City of Santa Clara Refunding Revenue Bonds, Sub-Series B (Bank of America NA), 0.18%, 07/01/27(c)	5,500,000
250,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)	269,698

Principal Amount		Value

California (continued)
$5,000,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID, (XLCA-ICR), 5.50%, 06/01/13(b)	$5,384,150
450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series 2003 A1, OID, 6.75%, 06/01/13(b)	493,389
360,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.50%, 06/01/13(b)	387,659
300,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.50%, 06/01/13(b)	323,049
3,450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)(d)	3,721,826
305,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC), 5.00%, 06/01/13(b)(d)	326,042
220,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC), 5.00%, 06/01/13(b)	235,178
500,000	Huntington Beach Public Financing Authority Refunding Revenue Bonds, 4.00%, 09/01/18	545,155
9,000,000	Los Angeles Department of Water & Power Refunding Revenue Bonds, Sub-Series B5, 0.15%, 07/01/34(c)	9,000,000
170,000	Los Angeles Unified School District 2005 Election GO, Series E, (AGM), 5.00%, 07/01/16	194,460
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,171,123

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

California (continued)
$1,035,000	Southern California Water Replenishment District Water Utilities Improvements COP, 4.00%, 08/01/19	$1,120,149
1,180,000	Southern California Water Replenishment District Water Utility Improvements COP, 4.00%, 08/01/17	1,298,684
16,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	17,564,320
2,120,000	University of California Regents Medical Center Refunding Revenue Bonds, Series G, 4.00%, 05/15/14	2,264,923
10,000,000	University of California University & College Improvements Revenue Bonds, Series AB, 5.00%, 05/15/18	11,728,400

		80,333,436

Colorado — 0.2%
1,800,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,956,978

Connecticut — 2.0%
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4, 2.50%, 07/01/49(c)	4,914,132
170,000	State of Connecticut Public Improvement GO, Series C, 4.50%, 11/01/12	177,014
4,490,000	State of Connecticut Refunding Special Tax Bonds, 2.00%, 11/01/12	4,560,313
8,290,000	State of Connecticut Refunding Special Tax Bonds, 2.00%, 11/01/13	8,493,105
400,000	Town of Fairfield Refunding GO, 5.00%, 07/01/19	487,372

		18,631,936

Delaware — 0.1%
500,000	Delaware Transportation Authority Cash Flow Management Revenue Bonds, 5.00%, 09/01/12	519,455

Florida — 4.0%
3,000,000	Florida State Board of Education Capital Outlay GO, Series E, 4.60%, 06/01/23	3,222,480

Principal Amount		Value

Florida (continued)
$6,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series D, 5.00%, 07/01/14	$6,605,280
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,476,061
1,150,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE), 5.00%, 07/01/13	1,231,915
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,814,740
1,790,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	2,097,987
250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/13	269,493
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,184,525
2,400,000	JEA Florida Water & Sewer System Refunding Revenue Bonds, Sub-Series B-1, 0.11%, 10/01/36(c)	2,400,000
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/18	515,448
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,260,220
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	2,071,404
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	559,130
800,000	Seminole County School Board COP, Series A, (AMBAC), 5.00%, 07/01/18	894,184

		37,602,867

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

Georgia — 6.1%
$10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding), 4.00%, 10/01/15	$10,986,100
2,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/17	2,325,820
1,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,172,430
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,464,900
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,775,800
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.00%, 01/01/15	581,858
400,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	458,992
7,500,000	Private Colleges & Universities Authority Refunding Revenue Bonds, Series B-2, 0.08%, 09/01/35(c)	7,500,000
2,650,000	State of Georgia Property Tax Revenue Bonds, 4.00%, 09/01/18	3,024,763
8,245,000	State of Georgia Public Improvement GO, Series A1, 5.00%, 07/01/12	8,505,212
4,500,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	5,149,035
6,770,000	State of Georgia Refunding GO, Series I, 5.00%, 07/01/19	8,221,894
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,798,065

		56,964,869

Hawaii — 0.1%
500,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	592,465

Principal Amount		Value

Illinois — 2.2%
$500,000	Chicago Board of Education Dedicated GO, Series B, (AGM), 5.00%, 12/01/18	$543,325
1,000,000	Chicago Park District Refunding GO, Series B, 4.00%, 01/01/22	1,078,910
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC), 5.00%, 01/01/23	3,739,196
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	939,276
4,000,000	City of Chicago Refunding GO, Series B, (AGM), 5.00%, 01/01/21	4,245,280
500,000	City of Chicago Refunding GO, Series B, OID (AMBAC), 5.13%, 01/01/15	538,290
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	1,088,880
3,500,000	State of Illinois Public Improvement Revenue Bonds, 5.00%, 06/15/18	4,028,150
780,000	University of Illinois College Improvement Revenue Bonds, Series A, 5.00%, 04/01/21	873,764
1,745,000	University of Illinois College Improvement Revenue Bonds, Series A, 5.00%, 04/01/22	1,929,691
2,057,000	Village of Bolingbrook Refunding Special Tax, OID, (NATL-RE), 4.30%, 03/01/21	1,928,643

		20,933,405

Indiana — 2.5%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	651,236
815,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 07/15/25	878,717

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

Indiana (continued)
$1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	$1,173,092
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	721,383
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	720,389
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	556,322
510,000	Evansville Vanderburgh Public Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	556,420
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	1,129,000
905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE), 5.00%, 07/15/23	945,155
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding), 5.38%, 07/15/16(b)	181,179
1,000,000	IPS Multi-School Building Corp. School Improvement Revenue Bonds, (NATL-RE), 5.00%, 01/15/13	1,051,160
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding), 5.00%, 01/15/16(b)	165,173

Principal Amount		Value

Indiana (continued)
$500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	$545,345
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	804,668
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	827,441
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	643,952
500,000	Purdue University Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	592,755
1,000,000	Purdue University Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	1,166,630
2,585,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/14	2,873,176
3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/15	3,418,680
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (NATL-RE, FGIC), 5.00%, 01/15/19	210,007
700,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/14	742,735
1,000,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/15	1,075,860

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

Indiana (continued)
$765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	$867,235
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds (State Aid Withholding), 5.75%, 07/15/26	1,113,170
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/15	191,645

		23,802,525

Kansas — 0.0%
500,000	Kansas Development Finance Authority Revolving Funds Department of Health Refunding Revenue Bonds, 5.00%, 03/01/12	507,860

Kentucky — 0.9%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC), 5.00%, 11/01/15	1,133,960
7,000,000	Louisville Jefferson County Metropolitan Government Resource Recovery Refunding Revenue Bonds, 1.90%, 10/01/33(c)	7,028,210

		8,162,170

Louisiana — 0.2%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,190,480

Maine — 0.1%
850,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC), 5.00%, 07/01/16	940,551

Principal Amount		Value

Maine (continued)
$115,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC), 5.00%, 07/01/21(b)	$134,352

		1,074,903

Maryland — 2.4%
5,000,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University Revenue Bonds, Series A, 0.07%, 07/01/36(c)	5,000,000
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,551,875
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,193,750
4,350,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/19	5,266,154
8,000,000	State of Maryland Refunding GO, Series C, 4.00%, 11/01/19	9,151,280

		22,163,059

Massachusetts — 8.3%
4,900,000	Commonwealth of Massachusetts Public Improvements GO, Series B, 4.00%, 06/01/12	5,006,575
10,000,000	Commonwealth of Massachusetts Public Improvements GO, Series B, 5.00%, 08/01/17	11,816,500
1,855,000	Commonwealth of Massachusetts Public Improvements GO, Series B, 5.00%, 08/01/18	2,214,759
8,000,000	Commonwealth of Massachusetts Public Improvements GO, Series B, 5.00%, 08/01/23	9,315,920
4,000,000	Commonwealth of Massachusetts Refunding GO, Series A, 0.44%, 02/01/13(c)	3,999,800
2,500,000	Commonwealth of Massachusetts Refunding GO, Series B, 3.00%, 01/01/14	2,624,200
9,350,000	Commonwealth of Massachusetts Refunding GO, Series C, 0.09%, 01/01/21(c)	9,350,000

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

Massachusetts (continued)
$8,740,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 3.00%, 12/15/12	$8,998,879
1,575,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 4.00%, 12/15/12	1,639,544
6,000,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 5.00%, 12/15/13	6,526,500
4,000,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	4,786,480
800,000	Massachusetts State Water Pollution Abatement Revenue Bonds, 4.00%, 08/01/12	822,296
10,005,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority), 0.11%, 08/01/37(c)	10,005,000
520,000	Massachusetts Water Resources Authority Revenue Bonds, Series B, 5.00%, 08/01/21	625,310

		77,731,763

Michigan — 2.3%
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	371,292
630,000	Grand Valley State University College Improvement Revenue Bonds, 3.00%, 02/01/13	642,934
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	454,724
550,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	624,525
150,000	Jackson Public Schools School Building & Site Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/15	162,575

Principal Amount		Value

Michigan (continued)
$1,125,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/13	$1,202,625
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,486,362
100,000	Oakland University Refunding Revenue Bonds, (AMBAC), 5.25%, 05/15/18	105,347
245,000	Portage Public Schools School Building & Site GO, (AGM), 5.00%, 05/01/14	249,613
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	760,634
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	285,010
5,280,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	5,965,133
9,700,000	University of Michigan Revenue Bonds, 0.13%, 04/01/32(c)	9,700,000

		22,010,774

Minnesota — 0.8%
1,300,000	City of Minneapolis Public Improvements GO, 5.00%, 12/01/17	1,550,848
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	521,073
1,250,000	State of Minnesota Public Improvements GO, Series A, 5.00%, 12/01/16	1,473,838
3,560,000	State of Minnesota Public Safety Radio Revenue Bonds, 5.00%, 06/01/22	4,018,742

		7,564,501

Mississippi — 0.3%
1,810,000	Mississippi Development Bank Special Obligation Refunding Revenue Bonds, 5.00%, 08/01/18	2,031,816

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

Mississippi (continued)
$725,000	University of Southern Mississippi Campus Facilities Improvements Project Revenue Bonds, 5.00%, 09/01/20	$821,135

		2,852,951

Missouri — 0.8%
500,000	Jackson County Reorganized School District No. 4 Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	585,805
1,205,000	Missouri State Highways & Transit Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,324,150
5,000,000	St. Louis School District Direct Deposit Program GO, (State Aid Withholding), 5.00%, 04/01/22	5,739,400

		7,649,355

Nevada — 1.3%
500,000	Clark County School District GO, Series C, 5.00%, 06/15/18	565,630
3,000,000	Clark County School District GO, Series C, (NATL-RE), 5.00%, 06/15/22	3,221,220
2,000,000	Clark County School District Refunding GO, Series B, (NATL-RE, FGIC), 5.00%, 06/15/22	2,140,500
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,030,527
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	3,356,747

		12,314,624

New Hampshire — 0.0%
200,000	New Hampshire Health & Education Facilities Authority Dartmouth College Revenue Bonds, 0.10%, 06/01/32(c)	199,999

New Jersey — 6.2%
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	280,579

Principal Amount		Value

New Jersey (continued)
$500,000	Harrison GO, (School Board Resolution Funding), 3.75%, 01/15/15	$538,430
1,000,000	Middlesex County Improvement Authority Open Space Trust Refunding Revenue Bonds (County GTD), 5.00%, 09/15/19	1,182,990
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	5,746,550
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,692,870
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	541,490
14,340,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	16,230,872
1,000,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Refunding Revenue Bonds, Series A, (AGM), 5.00%, 09/01/14	1,096,820
1,415,000	New Jersey Educational Facilities Authority Ramapo College Revenue Bonds, Series A, 5.00%, 07/01/14	1,524,818
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(b)	17,612
1,185,000	New Jersey Environmental Infrastructure Trust Un-Refunded Revenue Bonds, Series A, 5.00%, 09/01/16	1,389,507
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(b)	48,217

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

New Jersey (continued)
$5,105,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	$5,734,293
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	2,108,429
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,565,410
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19	3,156,423
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	364,912
440,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/16	483,740
750,000	Rahway School District School Improvements GO, Series A (School Board Resolution Funding), 3.50%, 02/15/18	809,655
10,000,000	Tobacco Settlement Financing Corp. Miscellaneous Purpose Revenue Bonds, OID, 6.25%, 06/01/13(b)	10,910,800
345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.75%, 06/01/13(b)	379,131
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 5.00%, 06/01/14(b)	118,138
1,200,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37(b)	1,239,672
535,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.13%, 06/01/42(b)	553,072

		57,714,430

Principal Amount		Value

New Mexico — 0.4%
$200,000	Albuquerque Bernalillo County Water Utility Authority Improvement Refunding Revenue Bonds, Series A1, 5.50%, 07/01/22	$239,126
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,089,820
1,900,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	2,076,073

		3,405,019

New York — 21.5%
1,900,000	City of New York Public Improvement GO, Series D, 5.00%, 11/01/21	2,082,305
3,000,000	City of New York Public Improvements GO, Series B2, Sub-Series B9, (JP Morgan Chase Bank), 0.11%, 08/15/23(c)(d)	3,000,000
1,000,000	City of New York Refunding GO, Series E, 3.00%, 08/01/12	1,020,210
15,000,000	City of New York Refunding GO, Series I-1, 5.00%, 08/01/19	17,659,500
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/18	2,298,020
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/23	5,610,000
550,000	Gates Chili Central School District Refunding GO, (State Aid Withholding), 2.50%, 06/15/12	557,073
1,080,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 3.00%, 11/15/12	1,106,212
7,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 3.00%, 11/15/13	7,285,390

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

New York (continued)
$650,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 3.00%, 11/15/13	$676,501
2,150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 4.00%, 11/15/15	2,326,236
1,000,000	Municipal Assistance Corp. For The City of Troy General Resolution Refunding Revenue Bonds, Series A, (GO of Corp.), 4.50%, 01/15/15	1,068,110
4,570,000	New York City Health & Hospital Corp. Refunding Revenue Bonds, Series A, (GO of Corp.), 5.00%, 02/15/14	4,931,898
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	3,005,350
4,725,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 4.00%, 11/01/13	5,050,836
6,300,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 5.00%, 11/01/14	7,055,496
1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C, 5.00%, 11/01/17	2,137,979
9,375,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	11,128,313
3,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series B, 5.00%, 02/01/18	3,523,830
2,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2, 4.00%, 11/01/12	2,073,420
1,900,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2, 5.00%, 11/01/12	1,988,597

Principal Amount		Value

New York (continued)
$2,200,000	New York City Transitional Finance Authority Revenue Bonds, Series A, 5.00%, 05/01/22	$2,501,268
2,000,000	New York City Transitional Finance Authority Revenue Bonds, Series B, 5.00%, 11/01/17	2,355,900
3,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, (GO of Corp.), 4.50%, 04/01/20	3,434,100
8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B, (GO of Corp.), 5.00%, 04/01/15	9,076,240
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	825,272
450,000	New York State Dormitory Authority Cornell University Revenue Bonds, Series B, 5.00%, 07/01/21	530,964
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	1,005,228
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (NATL-RE, FGIC), 5.00%, 02/15/16	604,560
1,970,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series B, (State Appropriation), 4.50%, 08/15/17	2,221,589
500,000	New York State Dormitory Authority Refunding Mental Health Services Facilities Improvement Revenue Bonds, (Assured GTY), 5.00%, 02/15/19	567,770
2,710,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	3,084,874

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

New York (continued)
$1,100,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	$1,259,753
2,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/15/18	2,904,575
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,674,240
5,000,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series C, 5.00%, 03/15/21	5,950,550
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, 5.00%, 04/01/20	8,051,540
6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/19	6,711,600
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,171,130
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	467,424
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,448,960
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,669,900
2,355,000	New York State Thruway Authority Refunding Revenue Bonds, Series B (AMBAC), 5.00%, 04/01/19	2,631,713
790,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/18	934,112
5,000,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/21	5,767,050

Principal Amount		Value

New York (continued)
$365,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/23	$411,432
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	557,435
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.50%, 01/01/19	5,920,150
750,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.25%, 01/01/21	855,398
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM), 5.00%, 01/01/15	1,106,010
1,625,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A (State Aid Withholding), 5.00%, 05/01/17	1,846,650
2,615,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A (State Aid Withholding), 5.00%, 05/01/18	2,987,821
16,250,000	Tobacco Settlement Financing Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/01/18	18,752,988

		200,873,472

North Carolina — 1.2%
1,655,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,871,375
1,565,000	County of Johnston School Improvements GO, (NATL-RE), 5.00%, 02/01/16	1,811,049
1,285,000	Dare County COP, (NATL-RE, FGIC), 5.00%, 06/01/17	1,389,226

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

North Carolina (continued)
$5,915,000	Town of Cary Public Improvements GO, 0.11%, 06/01/27(c)	$5,915,000

		10,986,650

Ohio — 1.6%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,709,013
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE), 5.00%, 09/01/16	436,412
555,000	Ohio State University Revenue Bonds, Series A, 4.00%, 12/01/17	624,308
9,000,000	State of Ohio Highway Improvement Revenue Bonds, Series 3, 4.00%, 12/15/12	9,353,340
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,965,418

		15,088,491

Oregon — 0.2%
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,536,860

Pennsylvania — 1.2%
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (NATL-RE), 5.00%, 04/01/17	1,629,891
1,000,000	Pennsylvania Turnpike Commission Refunding Revenue Bonds, Series A, (AGM), 5.00%, 07/15/12	1,032,620
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding), 5.00%, 09/01/18	7,730,870

Principal Amount		Value

Pennsylvania (continued)
$1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education University Capital Project Revenue Bonds, (GO of University), 5.50%, 09/15/37(c)	$1,077,190

		11,470,571

Puerto Rico — 0.0%
120,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(b)	136,226
70,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15	76,073

		212,299

Rhode Island — 0.3%
2,000,000	Rhode Island Health & Educational Building Corp. Higher Education Brown University Revenue Bonds, Series A, 0.05%, 05/01/35(c)	2,000,000
775,000	State of Rhode Island Energy Conservation COP, Series A, 3.00%, 04/01/14	801,304

		2,801,304

South Carolina — 0.8%
1,100,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	1,220,626
2,290,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,688,941
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,929,758
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	399,161

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

South Carolina (continued)
$680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	$822,514

		7,061,000

Texas — 12.6%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE), 5.50%, 08/15/15	1,455,511
2,500,000	Aldine Independent School District Refunding GO, (PSF-GTD), 4.50%, 02/15/22	2,734,275
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/20	1,369,028
515,000	Arlington Independent School District Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/14	565,934
400,000	Beaumont Independent School District Improvements GO, 4.00%, 02/15/18	451,036
1,000,000	City of Abilene Refunding GO, 2.00%, 02/15/12	1,004,380
1,030,000	City of Abilene Refunding GO, 3.00%, 02/15/13	1,061,549
515,000	City of Denton Certificates of Obligation GO, (NATL-RE), 5.00%, 02/15/14	560,037
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE), 4.50%, 03/01/14	970,565
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.25%, 03/01/14	4,412,600
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.38%, 03/01/15	3,309,990
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,113,741
3,785,000	City of Lubbock Public Improvement GO, 5.00%, 02/15/24	4,318,496
500,000	City of Richardson Refunding GO, 4.00%, 02/15/12	505,435

Principal Amount		Value

Texas (continued)
$1,280,000	City of Richardson Refunding GO, (NATL-RE), 5.25%, 02/15/20	$1,399,987
770,000	City of Rockwall Refunding GO, 4.00%, 08/01/22	806,975
1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	1,765,779
190,000	Coppell Independent School District School Building GO, (NATL-RE), 5.00%, 08/15/15	214,813
315,000	Coppell Independent School District School Building GO, (NATL-RE), 5.00%, 08/15/16	362,552
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	291,294
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	115,355
1,500,000	Dallas Independent School District Refunding GO, (PSF-GTD), 4.25%, 02/15/21	1,698,855
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	286,628
245,000	El Paso County Refunding GO, (NATL-RE), 5.00%, 02/15/16	280,770
1,000,000	El Paso Independent School District GO, (PSF-GTD), 5.00%, 08/15/12	1,037,390
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,190,637
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	309,023
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE), 5.50%, 07/15/13	379,708
3,000,000	Garland Independent School District Refunding GO, Series A, 5.00%, 02/15/19	3,582,390

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

Texas (continued)
$700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/17	$769,440
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/19	1,082,570
230,000	Harris County Flood Control District Refunding GO, Series C, OID, 5.00%, 10/01/23	262,053
1,000,000	Harris County Refunding GO, Series B, 5.00%, 10/01/24	1,135,370
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,194,150
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD), 5.25%, 08/15/18	419,074
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	534,780
1,500,000	Houston Community College System Refunding GO, 5.00%, 02/15/21	1,786,995
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,391,198
10,000,000	Houston Higher Education Finance Corp. Rice University Project Refunding Revenue Bonds, Series A, (GO of University), 0.13%, 11/15/29(c)	10,000,000
2,185,000	Hurst-Euless-Bedford Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/18	2,620,274
500,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	548,735
1,300,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/13	1,382,004
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	5,105,250
560,000	McAllen Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/16	628,494

Principal Amount		Value

Texas (continued)
$3,175,000	Mckinney Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/20	$3,823,399
6,500,000	Northside Independent School District, School Improvements GO (PSF-GTD), 1.90%, 08/01/40(c)	6,665,425
525,000	Red Oak Independent School District School Building GO, (PSF-GTD), 5.00%, 08/15/18	614,980
500,000	Rockwall Independent School District School Building GO, (PSF-GTD), 4.75%, 02/15/15	560,580
450,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/13	471,857
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/14	1,073,350
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD), 5.25%, 08/15/13	1,625,760
2,705,000	Spring Independent School District GO, (PSF-GTD), 5.00%, 02/15/15	3,059,220
10,000,000	State of Texas Veterans Housing Assistance Fund Refunding GO, Series I, 0.11%, 12/01/16(c)	10,000,000
900,000	State of Texas Water Financial Assistance GO, Sub-Series A, 5.00%, 08/01/19	1,068,912
8,500,000	Texas Public Finance Authority Unemployment Compensation Revenue Bonds, Series A, 4.00%, 07/01/12	8,707,570
1,070,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,261,487
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,609,606
1,000,000	Texas Tech University Refunding and Improvement Revenue Bonds, 12th Series, 5.00%, 02/15/22	1,146,130

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

Texas (continued)
$3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	$3,504,000
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,845,253
1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	1,271,218

		117,723,867

Utah — 0.3%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,327,103
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	140,453

		2,467,556

Virginia — 2.5%
4,340,000	Fairfax County Economic Development Authority Smithsonian Institution Revenue Bonds, Series B, 0.14%, 12/01/33(c)	4,340,000
2,530,000	Virginia College Building Authority Educational Facilities 21st Century College & Equipment Programs Refunding Revenue Bonds, Series C (State Appropriation), 4.00%, 02/01/15	2,765,720
6,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B, 5.00%, 09/01/21	7,108,320
5,355,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B, 5.00%, 09/01/22	6,279,755
1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,386,283

Principal Amount		Value

Virginia (continued)
$1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	$1,469,700

		23,349,778

Washington — 4.7%
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	111,669
500,000	City of Kent Public Improvement GO, Series A, 5.50%, 12/01/21	586,120
10,000,000	Energy Northwest Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	11,813,400
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	927,896
1,000,000	Island County School District No 204 Coupeville Refunding GO, (School Board GTY), 5.00%, 12/01/19	1,180,210
1,160,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	1,315,660
520,000	King County School District No. 401 Highline Refunding GO, (School Board GTY), 5.00%, 12/01/20	617,890
1,340,000	King County School District No. 403 Renton Refunding GO, (School Board GTY), 4.00%, 12/01/19	1,467,809
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,740,795
4,000,000	King County Sewer Improvements GO, Series B, 0.09%, 01/01/40(c)	4,000,000
2,190,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	2,604,063
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,252,080

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Principal Amount		Value

Washington (continued)
$10,000,000	State of Washington Refunding GO, Series R-2011B, 5.00%, 07/01/20	$11,961,600
1,350,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC), 5.00%, 07/01/17	1,516,145
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,308,176

		44,403,513

West Virginia — 0.0%
275,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	322,278

Wisconsin — 0.1%
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC), 4.75%, 03/01/15	107,643
55,000	Osceola School District GO, OID, Series A, (NATL-RE, FGIC), 5.13%, 05/01/17(b)	54,999
465,000	Osceola School District School Building GO, Series A, OID, (NATL-RE, FGIC), 5.13%, 05/01/17	465,000
775,000	Outagamie County Refunding GO, 5.50%, 04/01/14	790,562

		1,418,204

Total Municipal Bonds (Cost $892,235,233)		918,739,525

Shares		Value

INVESTMENT COMPANY — 0.9%
8,419,800	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	$8,419,800

Total Investment Company (Cost $8,419,800)		8,419,800

TOTAL INVESTMENTS — 99.0% (Cost $900,655,033)(a)		927,159,325

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		8,896,505

NET ASSETS — 100.0%		$936,055,830

(a)	Cost for federal income tax purposes is $900,655,033 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$27,595,726
Unrealized depreciation	(1,091,434)

Net unrealized appreciation	$26,504,292

(b)

These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c)	Variable rate security. Rate shown is the rate as of October 31, 2011.

(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.

(e)	Rate shown represents current yield at October 31, 2011.

AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance
XLCA-ICR — XL Capital Insurance-Immediate Credit Recovery

This Page Intentionally Left Blank

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
October 31, 2011

	U.S. LARGE CAP FUND	NON-U.S. LARGE CAP FUND	GLOBAL SMALL & MID CAP FUND

ASSETS:
Investments, at value	$511,580,295	$2,426,715,303	$4,731,767,902
Foreign currency, at value (Cost $0, $0, $7,016,885, $1,990,228, $0, $0 and $0, respectively)	—	—	7,083,407
Cash	85	42	125
Segregated cash for futures contracts (Note 4)	—	—	—
Segregated cash for securities sold short	—	—
Cash due from broker for foreign currency contracts	—	—	90,000
Cash due from broker for structured options contracts	—	—	—
Cash due from broker on swap contracts (Note 4)	—	—	—
Receivable from broker for collateral on swap contracts	—	—	—
Dividends and interest receivable	175,385	11,733,420	4,587,624
Receivable for Fund shares sold	—	35,000,000	10,588,400
Receivable for investments sold	—	—	28,831,796
Unrealized appreciation on swap contracts	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	39,998,881	203,432
Variation margin	—	—	—
Unrealized appreciation on structured option contracts	—	—	—
Prepaid expenses	19,370	30,646	43,905

Total Assets	511,775,135	2,513,478,292	4,783,196,591

LIABILITIES:
Payable to broker for collateral on foreign currency contracts	—	—	—
Payable to broker for collateral on structured option contracts	—	—	—
Payable to broker for collateral on futures contracts	—	—	—
Securities sold short, at value (Proceeds $0, $0, $0, $32,191,578, $0, $0 and $0, respectively)	—	—	—
Written option contracts, at value (premium received $0, $0, $0,$41,344,728, $70,097,165, $0 and $0, respectively)	—	—	—
Unrealized depreciation on structured option contracts	—	—	—
Payable for Fund shares redeemed	63,548	36,563,507	13,706,346
Payable for investments purchased	—	—	26,599,783
Payable for options contracts purchased	—	—	—
Unrealized depreciation on swap contracts	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	30,072,694	1,276,739
Variation margin	—	—	—
Deferred tax liability payable (Note 9)	5,324	—	40,915
Accrued expenses and other payables:
Investment advisory	279,282	1,343,564	2,470,388
Administration	29,741	127,210	235,176
Shareholder servicing fee	79,859	383,928	726,304
Custody	5,989	143,973	160,302
Directors	33	169	292
Legal and Audit	14,200	66,935	115,469
Other	11,552	61,926	237,876

Total Liabilities	489,528	68,763,906	45,569,590

NET ASSETS	$511,285,607	$2,444,714,386	$4,737,627,001

NET ASSETS consist of:
Capital paid-in	$554,343,740	$2,746,390,312	$3,832,809,252
Accumulated undistributed (distributions in excess of) net investment income	1,766,974	35,889,302	25,122,434
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(66,586,369)	(413,068,631)	127,682,918
Net unrealized appreciation/(depreciation) on investments, futures contracts, swap agreements, written options and foreign currency transactions	21,761,262	75,503,403	752,012,397

NET ASSETS	$511,285,607	$2,444,714,386	$4,737,627,001

Net Asset Value, maximum offering price and redemption price per share	$11.13	$9.12	$14.34

Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000

SHARES OF CAPITAL STOCK OUTSTANDING	45,956,519	267,926,888	330,335,773

[a]	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
October 31, 2011

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]	FIXED INCOME FUND	MUNICIPAL BOND FUND

ASSETS:
Investments, at value	$4,375,474,228	$2,739,058,681	$454,169,135	$927,159,325
Foreign currency, at value (Cost $0, $0, $7,016,885, $1,990,228, $0, $0 and $0, respectively)	2,042,831	—	—	—
Cash	—	—	28	69
Segregated cash for futures contracts (Note 4)	21,758,042	88,237,190	—	—
Segregated cash for securities sold short	32,185,698	—	—	—
Cash due from broker for foreign currency contracts	26,194,436	—	—	—
Cash due from broker for structured options contracts	23,545,491	—	—	—
Cash due from broker on swap contracts (Note 4)	7,018,872	11,320,000	—	—
Receivable from broker for collateral on swap contracts	460,441	—	—	—
Dividends and interest receivable	42,522,269	3,079,573	3,709,742	9,637,853
Receivable for Fund shares sold	1,041,599	496,700	—	135,100
Receivable for investments sold	28,456,402	1,229,088	—	220,138
Unrealized appreciation on swap contracts	15,270,601	481,467	—	—
Unrealized appreciation on forward foreign currency exchange contracts	31,592,240	695,513	—	—
Variation margin	—	4,729,350	—	—
Unrealized appreciation on structured option contracts	954,048	—	—	—
Prepaid expenses	51,440	33,940	19,253	21,995

Total Assets	4,608,568,638	2,849,361,502	457,898,158	937,174,480

LIABILITIES:
Payable to broker for collateral on foreign currency contracts	3,230,226	—	—	—
Payable to broker for collateral on structured option contracts	1,910,216	—	—	—
Payable to broker for collateral on futures contracts	—	1,356,467	—	—
Securities sold short, at value (Proceeds $0, $0, $0, $32,191,578, $0, $0 and $0, respectively)	37,215,823	—	—	—
Written option contracts, at value (premium received $0, $0, $0,$41,344,728, $70,097,165, $0 and $0, respectively)	49,784,546	70,427,608	—	—
Unrealized depreciation on structured option contracts	23,701,310	—	—	—
Payable for Fund shares redeemed	1,618,881	1,435,882	573,050	602,732
Payable for investments purchased	30,067,516	8,034,574	—	—
Payable for options contracts purchased	—	2,073,267	—	—
Unrealized depreciation on swap contracts	17,270,473	15,004,459	—	—
Unrealized depreciation on forward foreign currency exchange contracts	54,155,234	629,932	—	—
Variation margin	180,120	—	—	—
Deferred tax liability payable (Note 9)	1,376,720	—	—	—
Accrued expenses and other payables:
Investment advisory	2,786,381	1,661,449	162,482	317,087
Administration	222,292	149,337	27,249	51,735
Shareholder servicing fee	680,722	428,170	36,107	74,306
Custody	29,667	38,444	5,417	11,146
Directors	269	158	27	51
Legal and Audit	153,295	106,298	12,261	21,926
Other	191,248	144,433	16,321	39,667

Total Liabilities	224,574,939	101,490,478	832,914	1,118,650

NET ASSETS	$4,383,993,699	$2,747,871,024	$457,065,244	$936,055,830

NET ASSETS consist of:
Capital paid-in	$4,576,481,354	$3,136,033,820	$435,266,456	$905,741,763
Accumulated undistributed (distributions in excess of) net investment income	151,428,945	(117,357,677)	1,022,197	1,364,144
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(216,329,359)	(245,786,188)	6,782,855	2,445,631
Net unrealized appreciation/(depreciation) on investments, futures contracts, swap agreements, written options and foreign currency transactions	(127,587,241)	(25,018,931)	13,993,736	26,504,292

NET ASSETS	$4,383,993,699	$2,747,871,024	$457,065,244	$936,055,830

Net Asset Value, maximum offering price and redemption price per share	$7.23	$10.23	$11.80	$11.96

Number of shares authorized	3,500,000,000	3,500,000,000	2,000,000,000	2,000,000,000

SHARES OF CAPITAL STOCK OUTSTANDING	606,010,331	268,675,066	38,737,432	78,256,401

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Operations
For the Year Ended October 31, 2011

	U.S. LARGE CAP FUND	NON-U.S. LARGE CAP FUND	GLOBAL SMALL & MID CAP FUND

INVESTMENT INCOME:
Interest	$6,628	$89,614	$95,818
Dividends	7,991,144	72,614,132	87,514,163
Foreign tax withheld	(37,778)	(8,065,437)	(4,654,180)

Total investment income	7,959,994	64,638,309	82,955,801

EXPENSES:
Investment advisory fees	3,801,951	20,114,501	40,840,737
Shareholder servicing fees	1,092,945	5,532,714	9,609,585
Administration and Accounting fees	275,178	1,291,262	2,224,054
Custodian fees	81,971	2,074,768	1,999,156
Directors fees and expenses	35,300	177,049	308,044
Insurance premiums	16,384	29,113	38,864
Interest expense	—	—	403
Legal and Audit fees	32,891	166,081	369,675
Printing and postage fees	7,736	46,403	86,244
Registration fees	19,122	29,496	104,602
Transfer agent fees	70,651	305,658	519,698
Miscellaneous expenses	7,764	42,504	459,629

Total expenses	5,441,893	29,809,549	56,560,691
Expenses waived by Adviser and/or Shareholder Servicing Agent (Note 6)	—	(762,798)	(3,227,090)

Net expenses	5,441,893	29,046,751	53,333,601

NET INVESTMENT INCOME	2,518,101	35,591,558	29,622,200

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	5,388,005	(3,036,981)	232,501,197
Futures contracts	—	—	—
Swap agreements	—	—	—
Written options	—	—	—
Foreign currency transactions	—	(9,149,322)	2,751,833
Net change in unrealized appreciation/depreciation on:
Investments	(21,691,100)	(296,109,435)	(247,280,134)
Securities sold short	—	—	—
Futures contracts	—	—	—
Swap agreements	—	—	—
Written options and structured options	—	—	—
Foreign currency transactions	—	9,919,993	(3,706,362)
Deferred taxes on unrealized appreciation	—	—	716,250

Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	(16,303,095)	(298,375,745)	(15,017,216)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,784,994)	$(262,784,187)	$14,604,984

[a]	Consolidated Statement of Operations.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Operations
For the Year Ended October 31, 2011 (Continued)

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]	FIXED INCOME FUND	MUNICIPAL BOND FUND

INVESTMENT INCOME:
Interest	$209,589,955	$14,078,085	$12,895,366	$20,502,402
Dividends	25,387,674	14,252,916	386	4,492
Foreign tax withheld	(1,693,352)	(538,439)	—	—

Total investment income	233,284,277	27,792,562	12,895,752	20,506,894

EXPENSES:
Investment advisory fees	46,166,813	22,176,319	1,967,568	3,634,106
Shareholder servicing fees	8,858,539	5,217,957	874,475	1,692,053
Administration and Accounting fees	2,052,306	1,265,393	225,175	412,262
Custodian fees	772,728	374,509	65,586	126,904
Directors fees and expenses	285,652	168,678	28,507	55,587
Insurance premiums	39,013	25,083	15,846	18,262
Interest expense	53,832	471	—	—
Legal and Audit fees	1,237,193	275,925	27,192	50,854
Printing and postage fees	63,364	35,998	5,511	13,124
Registration fees	90,194	116,334	19,281	29,408
Transfer agent fees	479,632	288,698	59,324	101,414
Miscellaneous expenses	284,841	82,461	30,029	53,430

Total expenses	60,384,107	30,027,826	3,318,494	6,187,404
Expenses waived by Adviser and/or Shareholder Servicing Agent (Note 6)	(7,179,044)	(1,328,589)	(437,237)	(846,027)

Net expenses	53,205,063	28,699,237	2,881,257	5,341,377

NET INVESTMENT INCOME	180,079,214	(906,675)	10,014,495	15,165,517

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	207,700,006	119,658,500	11,073,788	2,446,100
Futures contracts	(743,372)	114,666,260	—	—
Swap agreements	(84,054,847)	(25,596,863)	—	—
Written options	(508,429)	(61,195,568)	—	—
Foreign currency transactions	47,202,753	27,445	—	—
Net change in unrealized appreciation/depreciation on:
Investments	(378,982,134)	(96,669,014)	(12,680,080)	(9,801,206)
Securities sold short	(5,024,245)	—	—	—
Futures contracts	(13,650,490)	(19,893,391)	—	—
Swap agreements	(25,795,219)	(33,247,608)	—	—
Written options and structured options	(29,022,075)	49,227,574	—	—
Foreign currency transactions	(32,336,748)	94,104	—	—
Deferred taxes on unrealized appreciation	(1,135,119)	—	—	—

Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	(316,349,919)	47,071,439	(1,606,292)	(7,355,106)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(136,270,705)	$46,164,764	$8,408,203	$7,810,411

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	U.S. LARGE CAP FUND

	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010

FROM OPERATIONS:
Net investment income	$2,518,101	$1,976,018
Net realized gain/(loss) on investments and foreign currency transactions	5,388,005	7,164,655
Net change in unrealized appreciation/depreciation on investments, foreign currency transactions and deferred taxes	(21,691,100)	25,362,943

Net increase/(decrease) in net assets resulting from operations	(13,784,994)	34,503,616

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,650,890)	(1,299,138)
Capital gains	—	—

Net decrease in net assets from distributions	(2,650,890)	(1,299,138)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	136,227,340	146,204,828
Reinvestment of distributions	11,999	469,279
Value of capital stock redeemed	(142,436,779)	(63,257,264)

Net increase/(decrease) in net assets resulting from capital stock transactions	(6,197,440)	83,416,843

Net increase/(decrease) in net assets	(22,633,324)	116,621,321
NET ASSETS:
Beginning of year	533,918,931	417,297,610

End of year	$511,285,607	$533,918,931

Undistributed net investment income	$1,766,974	$1,899,763

CAPITAL SHARE TRANSACTIONS:
Shares sold	11,047,439	13,034,395
Shares issued as reinvestment of distributions	998	41,603
Shares redeemed	(11,598,012)	(5,670,279)

Net increase/(decrease) in shares outstanding	(549,575)	7,405,719

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	NON-U.S. LARGE CAP FUND		GLOBAL SMALL & MID CAP FUND

	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010

FROM OPERATIONS:
Net investment income	$35,591,558	$22,682,407	$29,622,200	$12,352,119
Net realized gain/(loss) on investments and foreign currency transactions	(12,186,303)	194,248,894	235,253,030	120,472,337
Net change in unrealized appreciation/depreciation on investments, foreign currency transactions and deferred taxes	(286,189,442)	106,978,016	(250,270,246)	647,247,976

Net increase/(decrease) in net assets resulting from operations	(262,784,187)	323,909,317	14,604,984	780,072,432

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,321,272)	(29,968,991)	(21,620,724)	(27,867,030)
Capital gains	—	—	(178,765,153)	—

Net decrease in net assets from distributions	(21,321,272)	(29,968,991)	(200,385,877)	(27,867,030)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	496,893,778	443,096,784	1,047,395,949	503,255,562
Reinvestment of distributions	6,776,181	10,741,364	152,777,602	8,380,459
Value of capital stock redeemed	(373,647,320)	(193,217,513)	(424,680,175)	(335,460,019)

Net increase/(decrease) in net assets resulting from capital stock transactions	130,022,639	260,620,635	775,493,376	176,176,002

Net increase/(decrease) in net assets	(154,082,820)	554,560,961	589,712,483	928,381,404
NET ASSETS:
Beginning of year	2,598,797,206	2,044,236,245	4,147,914,518	3,219,533,114

End of year	$2,444,714,386	$2,598,797,206	$4,737,627,001	$4,147,914,518

Undistributed net investment income	$35,889,302	$21,319,001	$25,122,434	$14,007,621

CAPITAL SHARE TRANSACTIONS:
Shares sold	46,378,774	48,691,186	67,324,885	38,644,543
Shares issued as reinvestment of distributions	659,161	1,180,370	9,961,479	673,129
Shares redeemed	(36,044,433)	(21,283,467)	(27,686,743)	(25,769,593)

Net increase/(decrease) in shares outstanding	10,993,502	28,588,089	49,599,621	13,548,079

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	GLOBAL OPPORTUNITIES FUND		REAL RETURN FUND[a]

	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010

FROM OPERATIONS:
Net investment income	$180,079,214	$189,977,298	$(906,675)	$3,109,053
Net realized gain on investments, swap agreements, futures contracts, written options and foreign currency transactions	169,596,111	202,603,083	147,559,774	155,727,905
Net change in unrealized appreciation/depreciation on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions and deferred taxes	(485,946,030)	166,511,497	(100,488,335)	36,345,740

Net increase/(decrease) in net assets resulting from operations	(136,270,705)	559,091,878	46,164,764	195,182,698

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(310,722,188)	(73,969,343)	(144,425,734)	(14,908,523)
Capital gains	—	—	—	—

Net decrease in net assets from distributions	(310,722,188)	(73,969,343)	(144,425,734)	(14,908,523)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	1,080,451,392	732,705,248	978,647,657	324,129,235
Reinvestment of distributions	87,622,356	22,043,578	81,578,459	4,561,950
Value of capital stock redeemed	(370,452,158)	(224,139,779)	(187,028,014)	(141,258,409)

Net increase in net assets resulting from capital stock transactions	797,621,590	530,609,047	873,198,102	187,432,776

Net increase in net assets	350,628,697	1,015,731,582	774,937,132	367,706,951
NET ASSETS:
Beginning of year	4,033,365,002	3,017,633,420	1,972,933,892	1,605,226,941

End of year	$4,383,993,699	$4,033,365,002	$2,747,871,024	$1,972,933,892

Undistributed (distributions in excess of) net investment income	$151,428,945	$209,766,834	$(117,357,677)	$23,001,949

CAPITAL SHARE TRANSACTIONS:
Shares sold	137,308,802	100,071,106	90,389,969	33,569,676
Shares issued as reinvestment of distributions	11,392,046	3,135,644	7,816,001	465,981
Shares redeemed	(47,731,550)	(30,606,727)	(17,480,117)	(14,774,406)

Net increase in shares outstanding	100,969,298	72,600,023	80,725,853	19,261,251

[a]	Consolidated Statements of Changes in Net Assets.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	FIXED INCOME FUND		MUNICIPAL BOND FUND

	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010

FROM OPERATIONS:
Net investment income	$10,014,495	$9,720,145	$15,165,517	$20,662,079
Net realized gain on investments, swap agreements, futures contracts, written options and foreign currency transactions	11,073,788	1,875,881	2,446,100	5,416,818
Net change in unrealized appreciation/depreciation on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions and deferred taxes	(12,680,080)	13,361,130	(9,801,206)	21,128,811

Net increase/(decrease) in net assets resulting from operations	8,408,203	24,957,156	7,810,411	47,207,708

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,002,014)	(14,383,628)	(15,677,084)	(23,441,561)
Capital gains	(1,226,051)	(2,973,678)	(3,840,133)	—

Net decrease in net assets from distributions	(13,228,065)	(17,357,306)	(19,517,217)	(23,441,561)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	125,495,312	160,413,529	355,466,566	346,809,769
Reinvestment of distributions	3,610,927	7,739,478	2,451,894	5,533,367
Value of capital stock redeemed	(94,666,337)	(55,195,470)	(197,641,602)	(115,665,383)

Net increase in net assets resulting from capital stock transactions	34,439,902	112,957,537	160,276,858	236,677,753

Net increase in net assets	29,620,040	120,557,387	148,570,052	260,443,900
NET ASSETS:
Beginning of year	427,445,204	306,887,817	787,485,778	527,041,878

End of year	$457,065,244	$427,445,204	$936,055,830	$787,485,778

Undistributed (distributions in excess of) net investment income	$1,022,197	$1,027,901	$1,364,144	$1,875,842

CAPITAL SHARE TRANSACTIONS:
Shares sold	10,758,730	13,774,269	30,268,723	28,983,304
Shares issued as reinvestment of distributions	308,423	666,922	206,547	462,941
Shares redeemed	(8,128,034)	(4,708,713)	(16,794,700)	(9,669,504)

Net increase in shares outstanding	2,939,119	9,732,478	13,680,570	19,776,741

See Notes to Financial Statements.

Old Westbury Funds, Inc.
U.S. Large Cap Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,

	2011	2010	2009	2008	2007

Net asset value, beginning of year	$11.48	$10.67	$9.99	$15.89	$13.83

Investment operations:
Net investment income	0.06 [a]	0.05 [a]	0.07 [a]	0.09	0.07
Net realized and unrealized gains/(losses) on investments	(0.35)	0.79	0.65	(5.18)	2.05

Total from investment operations	(0.29)	0.84	0.72	(5.09)	2.12

Distributions:
Net investment income	(0.06)	(0.03)	(0.04)	(0.09)	(0.06)
Net realized gains	—	—	—	(0.72)	—

Total distributions	(0.06)	(0.03)	(0.04)	(0.81)	(0.06)

Net asset value, end of year	$11.13	$11.48	$10.67	$9.99	$15.89

Total return	(2.6)%	7.9%	7.3%	(33.6)%	15.4%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$511,286	$533,919	$417,298	$337,109	$489,157
Ratio of expenses to average net assets before expense waivers	1.00%[b]	1.01%	1.03%	1.03%	1.04%
Ratio of expenses to average net assets after expense waivers	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of net investment income to average net assets	0.46%	0.41%	0.75%	0.63%	0.48%
Portfolio turnover rate	72%	64%	68%	95%	43%

[a]	Calculated using the average shares method for the period.

[b]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Non-U.S. Large Cap Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,

	2011	2010	2009	2008	2007

Net asset value, beginning of year	$10.11	$8.95	$7.96	$15.04	$13.59

Investment operations:
Net investment income	0.13 [a]	0.09 [a]	0.11 [a]	0.19 [a]	0.17
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	(1.04)	1.20	1.08	(5.69)	2.24

Total from investment operations	(0.91)	1.29	1.19	(5.50)	2.41

Distributions:
Net investment income	(0.08)	(0.13)	(0.20)	(0.17)	(0.17)
Net realized gains	—	—	—	(1.41)	(0.79)

Total distributions	(0.08)	(0.13)	(0.20)	(1.58)	(0.96)

Net asset value, end of year	$9.12	$10.11	$8.95	$7.96	$15.04

Total return	(9.1)%	14.6%	15.5%	(40.5)%	18.5%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$2,444,714	$2,598,797	$2,044,236	$1,699,942	$2,173,900
Ratio of expenses to average net assets before expense waivers	1.08%	1.09%	1.11%	1.11%	1.11%[b]
Ratio of expenses to average net assets after expense waivers	1.05%	1.05%	1.05%	1.10%	1.11%
Ratio of net investment income to average net assets	1.29%	1.02%	1.36%	1.72%	1.15%
Portfolio turnover rate	158%[c]	64%	86%	66%	44%

[a]	Calculated using the average shares method for the period.

[b]	There were no voluntary fee reductions during the period.

c	The significant increase in rate is due to repositioning in October 2011 to reflect change in investment strategy.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,

	2011	2010	2009	2008	2007

Net asset value, beginning of year	$14.78	$12.05	$9.83	$15.45	$12.94

Investment operations:
Net investment income	0.09 [a]	0.04 [a]	0.02 [a]	0.08 [a]	0.09
Net realized and unrealized gains/(losses) on investments, foreign currency transactions and deferred taxes	0.14	2.79	2.23	(4.53)	2.93

Total from investment operations	0.23	2.83	2.25	(4.45)	3.02

Distributions:
Net investment income	(0.08)	(0.10)	(0.03)	(0.07)	(0.11)
Net realized gains	(0.59)	—	—	(1.10)	(0.40)

Total distributions	(0.67)	(0.10)	(0.03)	(1.17)	(0.51)

Net asset value, end of year	$14.34	$14.78	$12.05	$9.83	$15.45

Total return	1.30%	23.7%	22.9%	(30.4)%	24.1%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$4,737,627	$4,147,915	$3,219,533	$2,941,943	$906,621
Ratio of expenses to average net assets before expense waivers	1.18%[b]	1.14%[b]	1.11%[b]	1.12%	1.13%[c]
Ratio of expenses to average net assets after expense waivers and excluding interest expense	1.11%	1.11%	1.11%	1.11%	1.13%
Ratio of net investment income to average net assets	0.62%	0.34%	0.21%	0.66%	0.62%
Portfolio turnover rate	37%	39%	30%	36%	35%

[a]	Calculated using the average shares method for the period.

[b]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

[c]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Global Opportunities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,			PERIOD ENDED 10/31/08[a]

	2011	2010	2009

Net asset value, beginning of period	$7.99	$6.98	$6.58	$10.00

Investment operations:
Net investment income	0.32 [b]	0.40 [b]	0.30 [b]	0.16 [b]
Net realized and unrealized gains/(losses) on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	(0.48)	0.78	0.65	(3.56)

Total from investment operations	(0.16)	1.18	0.95	(3.40)

Distributions:
Net investment income	(0.60)	(0.17)	(0.55)	(0.02)

Total distributions	(0.60)	(0.17)	(0.55)	(0.02)

Net asset value, end of period	$7.23	$7.99	$6.98	$6.58

Total return	(2.4)%	17.2%	16.3%	(34.0)%[c]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$4,383,994	$4,033,365	$3,017,633	$1,168,551
Ratio of expenses to average net assets before expense waivers	1.36%[d]	1.30%[d]	1.33%[d]	1.36%[e]
Ratio of expenses to average net assets after expense waivers and excluding interest expense	1.20%	1.20%	1.22%	1.35%[e]
Ratio of net investment income to average net assets	4.07%	5.46%	4.70%	1.98%[e]
Portfolio turnover rate	84%	62%	111%	145%[c]

[a]	For the period from November 28, 2007 (commencement of operations) to October 31, 2008.

[b]	Calculated using the average shares method for the period.

[c]	Not Annualized.

[d]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

[e]	Annualized.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Real Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,

	2011[a]	2010[a]	2009[a]	2008	2007

Net asset value, beginning of year	$10.50	$9.52	$8.34	$13.73	$11.68

Investment operations:
Net investment income	0.00 [b,c]	0.02 [c]	0.00 [b,c]	0.21 [c]	0.24
Net realized and unrealized gains/(losses) on investments, futures contracts, swap agreements, written options and foreign currency transactions	0.42	1.05	1.39	(4.50)	3.00

Total from investment operations	0.42	1.07	1.39	(4.29)	3.24

Distributions:
Net investment income	(0.69)	(0.09)	(0.21)	(0.11)	(0.29)
Net realized gains	—	—	—	(0.99)	(0.90)

Total distributions	(0.69)	(0.09)	(0.21)	(1.10)	(1.19)

Net asset value, end of year	$10.23	$10.50	$9.52	$8.34	$13.73

Total return	3.9%	11.3%	17.1%	(34.2)%	29.8%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$2,747,871	$1,972,934	$1,605,227	$1,371,944	$1,796,484
Ratio of expenses to average net assets before expense waivers	1.15%[d]	1.10%[d]	1.10%[d]	1.25%[d]	1.25%[d]
Ratio of expenses to average net assets after expense waivers and excluding interest expense	1.10%	1.08%	1.10%	1.08%	1.09%
Ratio of net investment income to average net assets	(0.03)%	0.18%	0.00%[e]	1.54%	1.97%
Portfolio turnover rate	109%	64%	75%	88%	36%

[a]	Consolidated Financial Highlights.

[b]	Less than $0.01 or $(0.01) per share.

[c]	Calculated using the average shares method for the period.

[d]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

[e]	Less than 0.01%.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,

	2011	2010	2009	2008	2007

Net asset value, beginning of year	$11.94	$11.77	$11.08	$10.88	$10.79

Investment operations:
Net investment income	0.27 [a]	0.31 [a]	0.38 [a]	0.44	0.42
Net realized and unrealized gains/(losses) on investments	(0.06)	0.45	0.83	0.22	0.14

Total from investment operations	0.21	0.76	1.21	0.66	0.56

Distributions:
Net investment income	(0.32)	(0.48)	(0.39)	(0.44)	(0.47)
Net realized gains	(0.03)	(0.11)	(0.13)	(0.02)	—

Total distributions	(0.35)	(0.59)	(0.52)	(0.46)	(0.47)

Net asset value, end of year	$11.80	$11.94	$11.77	$11.08	$10.88

Total return	1.9%	6.7%	11.1%	6.2%	5.4%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$457,065	$427,445	$306,888	$171,444	$139,005
Ratio of expenses to average net assets before expense waivers	0.76%	0.78%	0.80%	0.82%	0.84%
Ratio of expenses to average net assets after expense waivers	0.66%	0.68%	0.70%	0.70%	0.73%
Ratio of net investment income to average net assets	2.29%	2.63%	3.31%	3.92%	4.22%
Portfolio turnover rate	76%	26%	37%	36%	59%

[a]	Calculated using the average shares method for the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,

	2011	2010	2009	2008	2007

Net asset value, beginning of year	$12.19	$11.76	$10.82	$11.21	$11.27

Investment operations:
Net investment income	0.21 [a]	0.37 [a]	0.37 [a]	0.37 [a]	0.35
Net realized and unrealized gains/(losses) on investments	(0.16)	0.49	0.91	(0.41)	(0.04)

Total from investment operations	0.05	0.86	1.28	(0.04)	0.31

Distributions:
Net investment income	(0.22)	(0.43)	(0.34)	(0.35)	(0.37)
Net realized gains	(0.06)	—	—	—	—

Total distributions	(0.28)	(0.43)	(0.34)	(0.35)	(0.37)

Net asset value, end of year	$11.96	$12.19	$11.76	$10.82	$11.21

Total return	0.5%	7.4%	12.1%	(0.5)%	2.8%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$936,056	$787,486	$527,042	$226,504	$165,505
Ratio of expenses to average net assets before expense waivers	0.73%	0.76%	0.79%	0.81%	0.84%
Ratio of expenses to average net assets after expense waivers	0.63%	0.66%	0.69%	0.70%	0.74%
Ratio of net investment income to average net assets	1.79%	3.09%	3.21%	3.32%	3.32%
Portfolio turnover rate	64%	20%	10%	47%	50%

[a]	Calculated using the average shares method for the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Notes to Financial Statements
October 31, 2011

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At October 31, 2011, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury U.S. Large Cap Fund (“U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Non-U.S. Large Cap Fund (“Non-U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Real Return Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of October 31, 2011, the Subsidiary represented $503,965,472 or 18.34% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2011

the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at the most recently calculated net asset value (“NAV”).

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost when such value reflects fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, and other relationships observed in markets of comparable securities.

All other investment assets and liabilities, including derivatives, restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities or other assets and liabilities. Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by the Adviser. Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks. Derivative contracts and instruments are valued on the basis of industry-standard pricing information, including counterparty valuation quotations and generally available dealer quotations, subject to the review and confirmation by the Adviser where appropriate. The Pricing Committee of the Board of Directors reviews pricing methodologies for derivatives on a quarterly basis.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in certain foreign securities that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: government actions; natural disasters; armed conflict; act of terrorism and similar situations; and significant market fluctuations. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the hierarchy. The Funds utilized third party pricing services to fair value certain markets 60 days during the year ended October 31, 2011. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1.

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2011

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

C. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

E. Collectibles. The Real Return Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser, who uses market auction data among other factors, to determine each coin’s and set of coins’ current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by the Adviser. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles. As of October 31, 2011, the Real Return Fund held $52,149,801 or 1.90% of net assets, in Collectibles.

F. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2011

overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

G. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

H. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

I. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

J. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

K. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2011

been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

L. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund and Municipal Bond Fund and at least annually for the U.S. Large Cap Fund, Non-U.S. Large Cap Fund, Global Small & Mid Cap Fund, Global Opportunities Fund and Real Return Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

M. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities or commodities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of October 31, 2011, all derivatives in a net liability position are fully collateralized.

When counterparties post cash collateral with respect to various derivative transactions, the Fund invests the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses and expense ratio in the Financial Highlights.

The Funds are subject to interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments, please see the Schedules of Portfolio Investments or details below:

	Fair Values of Derivative Instruments as of October 31, 2011

	Derivative Assets		Derivative Liabilities

Non-U.S. Large Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$39,998,881	Unrealized depreciation on foreign currency exchange contracts	$30,072,694

Total		$39,998,881		$30,072,694

Global Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$203,432	Unrealized depreciation on foreign currency exchange contracts	$1,276,739

Total		$203,432		$1,276,739

Global Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts	Unrealized appreciation on swaps	$15,270,601	Unrealized depreciation on swaps	$17,270,473
	Structured option contracts, at value	954,048	Written option and structured option contracts, at value	73,485,856
			Variation Margin	180,120
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	31,592,240	Unrealized depreciation on foreign currency exchange contracts	54,155,234

Total		$47,816,889		$145,091,683

Real Return Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Commodity contracts	Unrealized appreciation on swaps	$481,467	Unrealized depreciation on swaps	$15,004,459
	Investments, at value (purchased options)	60,782,213	Written option contracts, at value	70,427,608
	Variation Margin	4,729,350
	Unrealized appreciation on foreign currency		Unrealized depreciation on foreign currency
Foreign currency exchange contracts	exchange contracts	695,513	exchange contracts	629,932

Total		$66,688,543		$86,061,999

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

	The Effect of Derivative Instruments on the Statements of Operations

	Year Ended October 31, 2011

	Net Realized Gain (Loss) from Derivatives Recognized in Income

Non-U.S. Large Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Foreign Currency Exchange Contracts	$—	$—	$—	$(9,149,322)	$(9,149,322)

Total	$—	$—	$—	$(9,149,322)	$(9,149,322)

Global Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Foreign Currency Exchange Contracts	$—	$—	$—	$2,751,833	$2,751,833

Total	$—	$—	$—	$2,751,833	$2,751,833

Global Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Interest Rate Contracts	$—	$—	$—	$—	$—
Equity Contracts	(508,429)	(743,372)	(84,054,847)	—	(85,306,648)
Foreign Currency Exchange Contracts	—	—	—	47,202,753	47,202,753

Total	(508,429)	$(743,372)	$(84,054,847)	$47,202,753	$(38,103,895)

Real Return Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Commodity Contracts	$(61,195,568)	$114,666,260	$(25,596,863)	$—	$27,873,829
Foreign Currency Exchange Contracts	—	—	—	27,445	27,445

Total	$(61,195,568)	$114,666,260	$(25,596,863)	$27,445	$27,901,274

	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Non-U.S. Large Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Foreign Currency Exchange Contracts	$—	$—	$—	$9,919,993	$9,919,993

Total	$—	$—	$—	$9,919,993	$9,919,993

Global Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Foreign Currency Exchange Contracts	$—	$—	$—	$(3,640,627)	$(3,640,627)

Total	$—	$—	$—	$(3,640,627)	$(3,640,627)

Global Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Commodity Contracts	$—	$(181,260)	$—	$—	$(181,260)
Interest Rate Contracts	—	1,695,127	—	—	1,695,127
Equity Contracts	(29,022,075)	(15,164,357)	(25,795,219)	—	(69,981,651)
Foreign Currency Exchange Contracts	—	—	—	(32,336,748)	(32,336,748)

Total	$(29,022,075)	$(13,650,490)	$(25,795,219)	$(32,336,748)	$(100,804,532)

Real Return Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Commodity Contracts	$(19,891,500)	$(19,893,391)	$(33,247,608)	$—	$(73,032,499)
Equity Contracts	(95,415)	—	—	—	(95,415)
Foreign Currency Exchange Contracts	—	—	—	94,104	94,104

Total	$(19,986,915)	$(19,893,391)	$(33,247,608)	$94,104	$(73,033,810)

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

For the year ended October 31, 2011, the quarterly average volume of derivative activities were as follows:

	Non-U.S. Large Cap Fund	Global Small & Mid Cap Fund	Global Opportunities Fund	Real Return Fund

Purchased Options (Cost $)	$—	$—	$—	$43,974,613
Written Options (Premium Received $)	—	—	25,036,905	26,962,291
Structured Options (Number of Units)	—	—	322,838	—
Structured Options (Notional Amounts)	—	—	171,402,315	—
Futures Long Position (Notional Amounts)	—	—	360,392,215	1,250,320,412
Futures Short Position (Notional Amounts)	—	—	21,954,330	614,870,468
Forward Currency Contracts Purchased (U.S. Dollar Amounts)	53,859,544	35,388,301	1,157,010,490	5,253,288
Forward Currency Contracts Sold (U.S. Dollar Amounts)	169,643,294	39,482,539	2,182,389,646	5,236,892
Equity Swaps (Notional Amount in U.S. Dollars)	—	—	72,731,245	—
Index Swaps as buyer (Notional Amount in U.S. Dollars)	—	—	—	79,641,769
Index Swaps as writer (Notional Amount in U.S. Dollars)	—	—	—	77,369,674

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. The potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

As of October 31, 2011, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

South African Rand	54,623,200	U.S. Dollar	7,527,382	Citibank,N.A.	12/13/11	$(688,632)
U.S. Dollar	10,481,751	Australian Dollar	10,303,500	Citibank,N.A.	01/31/12	(256,929)
Norway Krones	43,591,200	U.S. Dollar	8,070,053	JP Morgan Securities	12/13/11	(259,887)
U.S. Dollar	6,615,777	Australian Dollar	6,265,000	Merrill Lynch Pierce	01/31/12	86,168
Brazil Real	5,030,181	U.S. Dollar	2,973,447	UBS AG	12/09/11	(71,291)
Norway Krones	16,378,407	U.S. Dollar	2,814,005	UBS AG	01/03/12	117,264

						$(1,073,307)

As of October 31, 2011, the Non-U.S. Large Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Swiss Franc	149,774,000	U.S. Dollar	171,180,067	Citibank, N.A.	11/07/11	$(538,089)
Swiss Franc	80,773,000	U.S. Dollar	89,523,968	Citibank, N.A.	11/07/11	2,503,116
U.S. Dollar	300,000,000	Swiss Franc	230,547,000	Citibank, N.A.	11/07/11	37,330,938
Malaysian Ringgit	234,386,922	U.S. Dollar	78,540,000	Citibank, N.A.	11/18/11	(2,583,375)
Norway Krones	427,689,570	U.S. Dollar	78,540,000	Citibank, N.A.	11/18/11	(1,812,621)
Singapore Dollar	94,138,044	U.S. Dollar	78,540,000	Citibank, N.A.	11/18/11	(3,517,974)
U.S. Dollar	73,001,813	Malaysian Tinggit	234,386,922	Citibank, N.A.	11/18/11	(2,954,811)
U.S. Dollar	74,729,750	Norway Krones	427,689,570	Citibank, N.A.	11/18/11	(1,997,629)
U.S. Dollar	72,087,269	Singapore Dollar	94,138,044	Citibank, N.A.	11/18/11	(2,934,757)
Hong Kong Dollar	559,708,776	U.S. Dollar	71,893,026	Citibank, N.A.	12/01/11	164,827
Mexican Peso	269,715,158	U.S. Dollar	21,422,287	Citibank, N.A.	12/01/11	(1,245,685)
New Taiwanese Dollar	2,097,974,000	U.S. Dollar	72,886,650	Citibank, N.A.	12/01/11	(2,702,904)
South African Rand	240,794,750	U.S. Dollar	33,473,935	Citibank, N.A.	12/01/11	(3,270,187)
South Korean Won	99,521,000,000	U.S. Dollar	92,556,150	Citibank, N.A.	12/01/11	(3,515,130)
Canadian Dollar	194,894,000	U.S. Dollar	198,391,645	Citibank, N.A.	12/01/11	(2,999,532)

						$9,926,187

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

As of October 31, 2011, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	1,863,043	Japanese Yen	154,260,000	Bank of America, N.A.	11/28/11	$(111,092)
United Kingdom Pound	8,971,752	U.S. Dollar	13,907,803	Barclays Bank Plc	11/01/11	517,715
U.S. Dollar	9,634,615	Indonesian Rupiah	85,170,000,000	Barclays Bank Plc	11/07/11	28,254
Malaysian Ringgit	51,135,000	U.S. Dollar	17,022,304	Barclays Bank Plc	11/08/11	(441,385)
Singapore Dollar	28,535,920	U.S. Dollar	23,509,574	Barclays Bank Plc	11/08/11	(768,208)
U.S. Dollar	7,054,701	Euro	5,000,000	Barclays Bank Plc	11/08/11	136,745
U.S. Dollar	16,532,493	Malaysian Ringgit	51,135,000	Barclays Bank Plc	11/08/11	(48,426)
U.S. Dollar	9,431,692	Malaysian Ringgit	29,790,000	Barclays Bank Plc	11/08/11	(227,945)
United Kingdom Pound	2,974,933	U.S. Dollar	4,610,507	Barclays Bank Plc	11/08/11	172,504
U.S. Dollar	389,929	Japanese Yen	31,518,000	Barclays Bank Plc	11/10/11	(13,290)
Philippines Peso	456,900,000	U.S. Dollar	10,760,716	Barclays Bank Plc	11/14/11	(55,718)
U.S. Dollar	588,491	Japanese Yen	47,197,000	Barclays Bank Plc	11/14/11	(15,358)
U.S. Dollar	418,684	Japanese Yen	34,438,000	Barclays Bank Plc	11/17/11	(21,948)
U.S. Dollar	1,734,186	Japanese Yen	142,642,000	Barclays Bank Plc	11/17/11	(90,907)
Singapore Dollar	12,770,500	U.S. Dollar	10,639,867	Barclays Bank Plc	11/21/11	(462,599)
Singapore Dollar	38,389,600	U.S. Dollar	31,984,670	Barclays Bank Plc	11/21/11	(1,390,625)
U.S. Dollar	2,398,842	Japanese Yen	198,912,000	Barclays Bank Plc	11/21/11	(146,404)
U.S. Dollar	2,714,153	Japanese Yen	224,759,000	Barclays Bank Plc	11/29/11	(162,243)
U.S. Dollar	16,358,381	Japanese Yen	1,254,262,500	Barclays Bank Plc	12/01/11	306,050
U.S. Dollar	47,997,196	Philippines Peso	2,053,800,000	Barclays Bank Plc	12/01/11	(187,680)
Japanese Yen	1,244,074,500	U.S. Dollar	15,960,518	Barclays Bank Plc	12/02/11	(38,198)
Norway Krones	80,368,110	U.S. Dollar	14,907,553	Barclays Bank Plc	12/02/11	(499,759)
Swedish Krona	93,436,500	U.S. Dollar	14,656,706	Barclays Bank Plc	12/02/11	(344,999)
U.S. Dollar	19,838,275	Indonesian Rupiah	184,000,000,000	Barclays Bank Plc	12/08/11	(843,628)
U.S. Dollar	10,863,811	Japanese Yen	839,300,000	Barclays Bank Plc	12/08/11	120,480
U.S. Dollar	21,539,022	Japanese Yen	1,665,591,000	Barclays Bank Plc	12/08/11	218,880
U.S. Dollar	10,079,600	Philippines Peso	443,200,000	Barclays Bank Plc	12/09/11	(321,715)
Australian Dollar	1,691,000	U.S. Dollar	1,579,394	Barclays Bank Plc	12/12/11	193,554
Malaysian Ringgit	46,447,500	U.S. Dollar	15,471,154	Barclays Bank Plc	12/12/11	(437,898)
U.S. Dollar	755,841	Euro	572,000	Barclays Bank Plc	12/12/11	(35,348)
U.S. Dollar	30,000,000	South African Rand	223,542,000	Barclays Bank Plc	12/14/11	2,017,213
South Korean Won	33,987,500,000	U.S. Dollar	30,633,168	Barclays Bank Plc	12/19/11	(263,007)
U.S. Dollar	29,400,952	South Korean Won	33,987,500,000	Barclays Bank Plc	12/19/11	(969,209)
South African Rand	162,300,000	U.S. Dollar	20,428,456	Barclays Bank Plc	12/23/11	(140,383)
U.S. Dollar	88,169,574	Euro	65,513,150	Barclays Bank Plc	12/23/11	(2,442,481)
U.S. Dollar	20,000,000	South African Rand	162,300,000	Barclays Bank Plc	12/23/11	(288,073)
Japanese Yen	3,719,943,000	U.S. Dollar	49,100,380	Barclays Bank Plc	12/27/11	(1,462,368)
Euro	44,152,710	U.S. Dollar	60,000,007	Barclays Bank Plc	12/29/11	1,066,129
U.S. Dollar	10,683,761	Japanese Yen	815,812,000	Barclays Bank Plc	12/29/11	235,885
U.S. Dollar	20,000,000	Australian Dollar	21,007,300	Barclays Bank Plc	01/05/12	(1,959,868)
New Taiwanese Dollar	765,750,000	U.S. Dollar	25,347,567	Barclays Bank Plc	01/06/12	288,551
Norway Krones	58,428,870	U.S. Dollar	9,772,185	Barclays Bank Plc	01/06/12	683,333
U.S. Dollar	635,550	Japanese Yen	52,560,000	Barclays Bank Plc	01/10/12	(37,717)
Malaysian Ringgit	63,640,000	U.S. Dollar	20,000,000	Barclays Bank Plc	01/11/12	569,677
Swedish Krona	170,610,000	U.S. Dollar	25,000,000	Barclays Bank Plc	01/11/12	1,076,409
Malaysian Ringgit	31,230,000	U.S. Dollar	10,000,000	Barclays Bank Plc	01/12/12	93,663
Singapore Dollar	25,560,000	U.S. Dollar	20,000,000	Barclays Bank Plc	01/12/12	371,072
Norway Krones	31,660,000	U.S. Dollar	5,529,890	Barclays Bank Plc	01/13/12	133,484
U.S. Dollar	9,669,566	Euro	7,099,847	Barclays Bank Plc	01/13/12	(149,465)
U.S. Dollar	863,075	Japanese Yen	71,290,000	Barclays Bank Plc	01/13/12	(50,162)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Indonesian Rupiah	134,925,000,000	U.S. Dollar	15,000,000	Barclays Bank Plc	01/17/12	$88,906
Singapore Dollar	19,060,500	U.S. Dollar	15,000,000	Barclays Bank Plc	01/17/12	191,288
U.S. Dollar	34,556,226	Euro	25,153,384	Barclays Bank Plc	01/23/12	(229,499)
United Kingdom Pound	2,154,295	U.S. Dollar	3,413,332	Barclays Bank Plc	01/24/12	47,340
U.S. Dollar	20,000,001	Euro	14,413,999	Barclays Bank Plc	01/25/12	66,384
U.S. Dollar	2,254,802	Japanese Yen	185,480,000	Barclays Bank Plc	01/26/12	(121,768)
Indonesian Rupiah	85,170,000,000	U.S. Dollar	9,516,201	Barclays Bank Plc	01/27/12	(7,437)
Norway Krones	59,151,920	U.S. Dollar	10,624,312	Barclays Bank Plc	01/27/12	(50,642)
United Kingdom Pound	1,427,764	U.S. Dollar	2,245,623	Barclays Bank Plc	01/27/12	47,873
Norway Krones	82,801,590	U.S. Dollar	15,000,000	Barclays Bank Plc	01/30/12	(201,032)
U.S. Dollar	15,000,000	Australian Dollar	14,658,458	Barclays Bank Plc	01/30/12	(279,131)
U.S. Dollar	5,000,000	South African Rand	40,505,000	Barclays Bank Plc	01/30/12	(36,308)
Indonesian Rupiah	133,425,000,000	U.S. Dollar	15,000,000	Barclays Bank Plc	01/31/12	(112,985)
Malaysian Ringgit	61,760,000	U.S. Dollar	20,000,000	Barclays Bank Plc	01/31/12	(56,208)
United Kingdom Pound	114,208	U.S. Dollar	180,068	Barclays Bank Plc	02/01/12	3,380
Australian Dollar	569,000	Japanese Yen	45,121,700	Barclays Bank Plc	02/09/12	14,172
Singapore Dollar	406,027	U.S. Dollar	318,738	Barclays Bank Plc	02/09/12	4,931
U.S. Dollar	3,336,300	Euro	2,475,000	Barclays Bank Plc	02/09/12	(86,410)
U.S. Dollar	2,866,584	Euro	2,114,000	Barclays Bank Plc	02/10/12	(56,894)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	204,343	Barclays Bank Plc	02/13/12	(1,515)
United Kingdom Pound	625,997	U.S. Dollar	997,451	Barclays Bank Plc	02/14/12	7,925
Singapore Dollar	1,151,000	U.S. Dollar	900,873	Barclays Bank Plc	02/17/12	16,765
Chilean Unidad de Fomento	174,400,000	U.S. Dollar	355,266	Barclays Bank Plc	02/29/12	(4,687)
Chilean Unidad de Fomento	87,300,000	U.S. Dollar	177,583	Barclays Bank Plc	03/01/12	(2,112)
United Kingdom Pound	452,671	U.S. Dollar	725,568	Barclays Bank Plc	03/12/12	1,223
Chinese Yuan	189,030,000	U.S. Dollar	30,000,000	Barclays Bank Plc	05/04/12	(299,613)
U.S. Dollar	230,801	Euro	157,000	Barclays Bank Plc	05/07/12	13,688
Chinese Yuan	63,925,000	U.S. Dollar	10,000,000	Barclays Bank Plc	05/25/12	43,542
Chinese Yuan	63,880,000	U.S. Dollar	10,000,000	Barclays Bank Plc	06/13/12	36,155
Chinese Yuan	127,670,000	U.S. Dollar	20,000,000	Barclays Bank Plc	06/25/12	57,769
Chinese Yuan	127,560,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/05/12	40,153
Chinese Yuan	127,800,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/09/12	77,724
Chinese Yuan	64,040,000	U.S. Dollar	10,000,000	Barclays Bank Plc	07/16/12	60,739
U.S. Dollar	1,200,743	Euro	857,000	Barclays Bank Plc	07/19/12	15,681
U.S. Dollar	69,060	Euro	48,730	Barclays Bank Plc	08/01/12	1,677
U.S. Dollar	69,663	Euro	48,862	Barclays Bank Plc	08/02/12	2,097
U.S. Dollar	857,885	Euro	603,889	Barclays Bank Plc	08/06/12	22,840
U.S. Dollar	3,466,077	Euro	2,418,000	Barclays Bank Plc	08/20/12	122,572
U.S. Dollar	2,324,440	Euro	1,612,000	Barclays Bank Plc	08/20/12	95,436
U.S. Dollar	964,364	Japanese Yen	73,417,000	Barclays Bank Plc	08/22/12	19,221
U.S. Dollar	315,707	Euro	219,546	Barclays Bank Plc	08/23/12	12,130
U.S. Dollar	528,167	Euro	368,163	Barclays Bank Plc	08/24/12	19,089
Norway Krones	10,525,000	Euro	1,322,685	Barclays Bank Plc	08/27/12	34,068
U.S. Dollar	369,448	Euro	256,900	Barclays Bank Plc	08/27/12	14,221
U.S. Dollar	342,126	Euro	237,340	Barclays Bank Plc	08/27/12	13,945
U.S. Dollar	1,912,883	Japanese Yen	145,886,000	Barclays Bank Plc	08/27/12	34,582
U.S. Dollar	785,904	Japanese Yen	59,937,000	Barclays Bank Plc	08/27/12	14,208
U.S. Dollar	2,279,528	Japanese Yen	173,700,000	Barclays Bank Plc	08/30/12	42,908
U.S. Dollar	317,835	Euro	226,362	Barclays Bank Plc	09/10/12	4,839

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	310,478	Euro	222,087	Barclays Bank Plc	09/12/12	$3,393
U.S. Dollar	866,000	Euro	633,122	Barclays Bank Plc	09/14/12	(9,429)
U.S. Dollar	206,240	Euro	148,781	Barclays Bank Plc	09/19/12	519
U.S. Dollar	490,361	Euro	360,422	Barclays Bank Plc	09/24/12	(7,995)
U.S. Dollar	183,599	Euro	133,614	Barclays Bank Plc	10/24/12	(1,143)
U.S. Dollar	1,415,194	Euro	1,020,033	Barclays Bank Plc	10/25/12	4,838
Norway Krones	16,471,500	Euro	2,106,653	Barclays Bank Plc	10/26/12	(4,981)
Norway Krones	16,471,500	Euro	2,107,947	Barclays Bank Plc	10/29/12	(6,725)
Chinese Yuan	128,500,000	U.S. Dollar	20,000,000	Barclays Bank Plc	12/24/12	184,168
Chinese Yuan	251,000,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	(571,788)
Chinese Yuan	251,980,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	(417,845)
Chinese Yuan	252,780,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	(292,178)
U.S. Dollar	79,984,242	Chinese Yuan	507,580,000	Barclays Bank Plc	01/14/13	251,287
Chinese Yuan	125,920,000	U.S. Dollar	20,000,000	Barclays Bank Plc	02/12/13	(218,306)
Chinese Yuan	62,600,000	U.S. Dollar	10,000,000	Barclays Bank Plc	05/28/13	(162,803)
Chinese Yuan	188,460,000	U.S. Dollar	30,000,000	Barclays Bank Plc	07/05/13	(381,529)
U.S. Dollar	29,277,614	Chinese Yuan	188,460,000	Barclays Bank Plc	07/05/13	(340,857)
Chinese Yuan	126,220,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/29/13	(161,860)
Hong Kong Dollar	307,740,000	U.S. Dollar	40,000,000	Barclays Bank Plc	10/28/13	(235,414)
Hong Kong Dollar	307,196,000	U.S. Dollar	40,000,000	Barclays Bank Plc	10/28/13	(305,707)
Chinese Yuan	154,612,500	U.S. Dollar	25,000,000	Barclays Bank Plc	03/03/14	(749,912)
U.S. Dollar	24,128,043	Chinese Yuan	154,612,500	Barclays Bank Plc	03/03/14	(122,045)
Chinese Yuan	153,487,500	U.S. Dollar	25,000,000	Barclays Bank Plc	03/07/14	(926,362)
U.S. Dollar	23,974,930	Chinese Yuan	153,487,500	Barclays Bank Plc	03/07/14	(98,709)
Chinese Yuan	61,515,000	U.S. Dollar	10,000,000	Barclays Bank Plc	04/07/14	(350,558)
U.S. Dollar	4,856,501	United Kingdom Pound	2,974,933	BNP Paribas SA	11/08/11	73,491
U.S. Dollar	5,321,429	Brazil Real	9,685,000	BNP Paribas SA	12/12/11	(263,098)
U.S. Dollar	14,633,043	United Kingdom Pound	8,971,752	Citibank, N.A.	11/01/11	207,525
U.S. Dollar	10,974,729	Euro	7,772,895	Citibank, N.A.	11/08/11	220,221
U.S. Dollar	91,026,454	Euro	64,429,407	Citibank, N.A.	11/08/11	1,882,501
U.S. Dollar	396,901	Japanese Yen	32,085,087	Citibank, N.A.	11/08/11	(13,558)
Norway Krones	7,600,000	U.S. Dollar	1,364,198	Citibank, N.A.	11/14/11	(486)
U.S. Dollar	10,271,417	Singapore Dollar	12,972,800	Citibank, N.A.	11/14/11	(67,088)
U.S. Dollar	674,082	Japanese Yen	55,787,000	Citibank, N.A.	11/29/11	(39,863)
U.S. Dollar	21,469,234	Euro	14,921,966	Citibank, N.A.	12/02/11	828,079
U.S. Dollar	16,220,831	Japanese Yen	1,244,074,500	Citibank, N.A.	12/02/11	298,511
U.S. Dollar	317,975	Japanese Yen	26,280,000	Citibank, N.A.	01/10/12	(18,658)
United Kingdom Pound	1,434,542	U.S. Dollar	2,266,964	Citibank, N.A.	01/24/12	37,493
U.S. Dollar	1,351,860	Euro	999,800	Citibank, N.A.	01/27/12	(30,789)
United Kingdom Pound	920,410	U.S. Dollar	1,455,877	Citibank, N.A.	02/01/12	22,549
U.S. Dollar	3,921,692	Euro	2,903,000	Citibank, N.A.	02/08/12	(92,907)
Australian Dollar	569,000	Japanese Yen	45,150,150	Citibank, N.A.	02/09/12	13,808
United Kingdom Pound	653,215	U.S. Dollar	1,038,414	Citibank, N.A.	02/16/12	10,652
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	870,067	Citibank, N.A.	02/27/12	(21,164)
Polish Zloty	10,400,000	Euro	2,504,696	Citibank, N.A.	03/19/12	(237,843)
U.S. Dollar	25,547,391	Euro	18,500,000	Citibank, N.A.	03/19/12	(36,368)
U.S. Dollar	4,121,681	Japanese Yen	331,140,000	Citibank, N.A.	03/19/12	(126,071)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	974,634,000	U.S. Dollar	2,003,359	Citibank, N.A.	04/30/12	$(56,490)
U.S. Dollar	1,245,356	Japanese Yen	100,093,000	Citibank, N.A.	05/10/12	(40,079)
Swedish Krona	43,658,433	Euro	4,730,724	Citibank, N.A.	06/25/12	83,155
U.S. Dollar	372,238	Euro	265,136	Citibank, N.A.	08/08/12	5,614
U.S. Dollar	107,936	Euro	76,711	Citibank, N.A.	08/09/12	1,862
U.S. Dollar	1,931,082	Japanese Yen	146,685,000	Citibank, N.A.	08/23/12	42,670
U.S. Dollar	554,727	Euro	398,462	Citibank, N.A.	10/26/12	3,793
Singapore Dollar	2,063,000	U.S. Dollar	1,606,072	Credit Suisse International	03/26/12	39,557
U.S. Dollar	316,656	Euro	216,000	Credit Suisse International	05/07/12	17,953
Singapore Dollar	3,994,390	U.S. Dollar	3,334,494	Credit Suisse International	08/06/12	(142,717)
U.S. Dollar	2,315,155	Euro	1,612,000	Credit Suisse International	08/20/12	86,151
U.S. Dollar	1,913,642	Japanese Yen	145,609,000	Credit Suisse International	08/23/12	39,082
Philippines Peso	13,380,000	U.S. Dollar	311,011	Deutsche Bank AG	11/04/11	2,221
U.S. Dollar	10,018,272	Euro	7,160,000	Deutsche Bank AG	11/09/11	111,859
Philippines Peso	44,300,000	U.S. Dollar	1,028,988	Deutsche Bank AG	11/14/11	8,944
U.S. Dollar	1,747,646	Japanese Yen	143,060,000	Deutsche Bank AG	11/16/11	(82,762)
Australian Dollar	2,540,000	U.S. Dollar	2,385,314	Deutsche Bank AG	11/28/11	282,479
Australian Dollar	3,384,000	U.S. Dollar	3,104,820	Deutsche Bank AG	12/01/11	448,120
U.S. Dollar	1,652,766	Japanese Yen	138,320,000	Deutsche Bank AG	12/01/11	(117,484)
U.S. Dollar	871,838	Euro	670,000	Deutsche Bank AG	12/02/11	(54,956)
Australian Dollar	1,355,000	U.S. Dollar	1,280,692	Deutsche Bank AG	12/09/11	140,513
Australian Dollar	1,690,000	U.S. Dollar	1,597,540	Deutsche Bank AG	12/09/11	175,033
South Korean Won	469,000,000	U.S. Dollar	398,437	Deutsche Bank AG	12/27/11	20,412
U.S. Dollar	1,439,734	Euro	1,111,000	Deutsche Bank AG	01/11/12	(96,781)
U.S. Dollar	318,816	Japanese Yen	26,360,000	Deutsche Bank AG	01/12/12	(18,854)
Philippines Peso	12,113,000	U.S. Dollar	271,866	Deutsche Bank AG	01/18/12	12,813
U.S. Dollar	1,287,357	Euro	971,000	Deutsche Bank AG	01/18/12	(55,505)
Philippines Peso	7,579,000	U.S. Dollar	170,660	Deutsche Bank AG	01/19/12	7,467
United Kingdom Pound	2,148,211	U.S. Dollar	3,400,446	Deutsche Bank AG	01/24/12	50,452
U.S. Dollar	1,315,679	Japanese Yen	107,975,103	Deutsche Bank AG	01/26/12	(67,815)
U.S. Dollar	562,666	Japanese Yen	46,250,000	Deutsche Bank AG	01/26/12	(29,939)
United Kingdom Pound	1,126,580	U.S. Dollar	1,792,558	Deutsche Bank AG	01/26/12	17,149
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	813,739	Deutsche Bank AG	01/27/12	17,126
Chilean Unidad de Fomento	947,430,000	U.S. Dollar	1,888,063	Deutsche Bank AG	01/30/12	23,574
Chilean Unidad de Fomento	571,560,000	U.S. Dollar	1,138,452	Deutsche Bank AG	01/31/12	14,644
Philippines Peso	46,581,000	U.S. Dollar	1,080,490	Deutsche Bank AG	01/31/12	14,651
Singapore Dollar	1,468,000	U.S. Dollar	1,149,533	Deutsche Bank AG	02/07/12	20,665
Singapore Dollar	2,632,000	U.S. Dollar	2,069,750	Deutsche Bank AG	02/08/12	28,347
Singapore Dollar	293,000	U.S. Dollar	230,201	Deutsche Bank AG	02/08/12	3,364
Australian Dollar	569,000	Japanese Yen	45,166,082	Deutsche Bank AG	02/09/12	13,603
Norway Krones	24,487,000	Euro	3,079,545	Deutsche Bank AG	02/09/12	115,722
U.S. Dollar	837,734	Euro	622,000	Deutsche Bank AG	02/09/12	(22,438)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	100,900,000	U.S. Dollar	204,998	Deutsche Bank AG	02/10/12	$(1,691)
Chilean Unidad de Fomento	195,520,000	U.S. Dollar	397,237	Deutsche Bank AG	02/13/12	(3,424)
Chilean Unidad de Fomento	99,700,000	U.S. Dollar	203,303	Deutsche Bank AG	02/14/12	(2,515)
U.S. Dollar	253,876	Japanese Yen	20,855,910	Deutsche Bank AG	02/15/12	(13,465)
Singapore Dollar	1,728,000	U.S. Dollar	1,351,616	Deutsche Bank AG	02/17/12	26,036
U.S. Dollar	2,120,076	Euro	1,580,000	Deutsche Bank AG	02/17/12	(64,925)
Chilean Unidad de Fomento	176,590,000	U.S. Dollar	365,157	Deutsche Bank AG	02/21/12	(9,828)
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	418,354	Deutsche Bank AG	02/23/12	(10,991)
Singapore Dollar	2,243,000	U.S. Dollar	1,754,715	Deutsche Bank AG	02/24/12	33,701
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	141,311	Deutsche Bank AG	02/27/12	(3,781)
Chilean Unidad de Fomento	241,090,000	U.S. Dollar	492,493	Deutsche Bank AG	02/27/12	(7,742)
Singapore Dollar	1,399,000	U.S. Dollar	1,097,169	Deutsche Bank AG	02/27/12	18,347
U.S. Dollar	509,601	Euro	374,000	Deutsche Bank AG	02/27/12	(7,607)
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	141,311	Deutsche Bank AG	02/29/12	(3,813)
Singapore Dollar	1,400,000	U.S. Dollar	1,096,560	Deutsche Bank AG	02/29/12	19,786
U.S. Dollar	309,553	Euro	226,530	Deutsche Bank AG	02/29/12	(3,717)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	458,288	Deutsche Bank AG	03/01/12	(5,911)
Swedish Krona	84,036,600	Euro	9,389,669	Deutsche Bank AG	03/01/12	(170,812)
U.S. Dollar	144,253	Euro	105,800	Deutsche Bank AG	03/01/12	(2,059)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	458,288	Deutsche Bank AG	03/02/12	(5,959)
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	500,020	Deutsche Bank AG	03/05/12	(6,962)
U.S. Dollar	146,237	Euro	107,000	Deutsche Bank AG	03/05/12	(1,734)
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	495,642	Deutsche Bank AG	03/07/12	(5,662)
Chilean Unidad de Fomento	237,320,000	U.S. Dollar	485,814	Deutsche Bank AG	03/09/12	(9,213)
Chilean Unidad de Fomento	243,700,000	U.S. Dollar	496,840	Deutsche Bank AG	03/15/12	(7,741)
Chilean Unidad de Fomento	236,720,000	U.S. Dollar	482,708	Deutsche Bank AG	03/15/12	(7,618)
Chilean Unidad de Fomento	1,894,715,000	U.S. Dollar	3,797,024	Deutsche Bank AG	03/19/12	3,986
Singapore Dollar	1,829,200	U.S. Dollar	1,433,913	Deutsche Bank AG	03/19/12	25,070
U.S. Dollar	2,265,960	Japanese Yen	182,083,500	Deutsche Bank AG	03/19/12	(69,746)
Singapore Dollar	1,969,400	U.S. Dollar	1,536,313	Deutsche Bank AG	03/21/12	34,539
Malaysian Ringgit	1,901,000	U.S. Dollar	598,759	Deutsche Bank AG	03/26/12	13,971
U.S. Dollar	860,760	Euro	615,000	Deutsche Bank AG	03/26/12	10,274
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	463,755	Deutsche Bank AG	03/30/12	36

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	245,910,000	U.S. Dollar	490,809	Deutsche Bank AG	04/02/12	$1,784
U.S. Dollar	1,160,324	Euro	826,000	Deutsche Bank AG	04/04/12	18,046
U.S. Dollar	774,001	Euro	553,000	Deutsche Bank AG	04/05/12	9,256
Indian Rupee	27,793,000	U.S. Dollar	593,234	Deutsche Bank AG	04/11/12	(35,993)
Indian Rupee	59,598,000	U.S. Dollar	1,276,735	Deutsche Bank AG	04/13/12	(82,057)
Indian Rupee	13,777,000	U.S. Dollar	291,700	Deutsche Bank AG	04/19/12	(15,701)
Swedish Krona	28,478,956	Euro	3,148,634	Deutsche Bank AG	04/19/12	(21,255)
U.S. Dollar	1,215,911	Euro	860,000	Deutsche Bank AG	04/23/12	26,618
Indian Rupee	27,912,000	U.S. Dollar	592,737	Deutsche Bank AG	04/26/12	(33,965)
U.S. Dollar	5,049,232	Euro	3,440,000	Deutsche Bank AG	05/04/12	292,092
U.S. Dollar	372,963	Euro	255,000	Deutsche Bank AG	05/07/12	20,327
U.S. Dollar	226,512	Euro	157,000	Deutsche Bank AG	05/09/12	9,399
U.S. Dollar	832,411	Japanese Yen	66,920,000	Deutsche Bank AG	05/11/12	(27,023)
U.S. Dollar	421,686	Euro	301,000	Deutsche Bank AG	05/18/12	5,441
U.S. Dollar	524,986	Euro	376,000	Deutsche Bank AG	05/21/12	5,027
U.S. Dollar	88,376	Euro	63,000	Deutsche Bank AG	05/21/12	1,256
Indian Rupee	37,818,000	U.S. Dollar	792,498	Deutsche Bank AG	06/01/12	(37,419)
U.S. Dollar	2,413,489	Euro	1,690,000	Deutsche Bank AG	06/04/12	76,466
U.S. Dollar	420,397	Euro	293,760	Deutsche Bank AG	06/06/12	14,171
Indian Rupee	27,856,000	U.S. Dollar	587,431	Deutsche Bank AG	06/07/12	(31,494)
U.S. Dollar	1,095,378	Euro	760,600	Deutsche Bank AG	06/07/12	43,582
U.S. Dollar	2,453,355	Euro	1,700,000	Deutsche Bank AG	06/08/12	102,511
Indian Rupee	7,542,000	U.S. Dollar	160,093	Deutsche Bank AG	06/11/12	(9,617)
U.S. Dollar	330,297	Euro	228,000	Deutsche Bank AG	06/11/12	15,008
U.S. Dollar	1,230,907	Euro	853,700	Deutsche Bank AG	06/11/12	50,372
U.S. Dollar	543,751	Euro	379,000	Deutsche Bank AG	06/13/12	19,654
U.S. Dollar	114,309	Euro	80,000	Deutsche Bank AG	06/14/12	3,681
Indian Rupee	18,877,000	U.S. Dollar	399,852	Deutsche Bank AG	06/18/12	(23,411)
Indian Rupee	17,195,000	U.S. Dollar	362,840	Deutsche Bank AG	06/20/12	(19,990)
Indian Rupee	43,847,000	U.S. Dollar	930,539	Deutsche Bank AG	06/25/12	(56,590)
Indian Rupee	29,111,000	U.S. Dollar	624,736	Deutsche Bank AG	07/11/12	(45,167)
Indian Rupee	14,708,000	U.S. Dollar	315,708	Deutsche Bank AG	07/12/12	(22,909)
U.S. Dollar	1,021,358	Euro	729,000	Deutsche Bank AG	07/16/12	13,293
U.S. Dollar	1,603,275	Euro	1,143,000	Deutsche Bank AG	07/18/12	22,731
U.S. Dollar	877,361	Euro	629,000	Deutsche Bank AG	07/20/12	7,579
U.S. Dollar	800,970	Euro	571,000	Deutsche Bank AG	07/23/12	11,393
Singapore Dollar	3,996,325	U.S. Dollar	3,334,495	Deutsche Bank AG	08/06/12	(141,172)
U.S. Dollar	1,070,499	Euro	761,000	Deutsche Bank AG	08/06/12	18,205
U.S. Dollar	692,424	Euro	487,300	Deutsche Bank AG	08/06/12	18,597
U.S. Dollar	508,697	Euro	358,000	Deutsche Bank AG	08/06/12	13,662
U.S. Dollar	960,167	Euro	682,300	Deutsche Bank AG	08/08/12	16,699
U.S. Dollar	1,269,340	Euro	902,000	Deutsche Bank AG	08/08/12	22,077
U.S. Dollar	1,008,968	Euro	712,000	Deutsche Bank AG	08/09/12	24,434
U.S. Dollar	690,271	Euro	488,000	Deutsche Bank AG	08/09/12	15,478
U.S. Dollar	671,313	Euro	475,000	Deutsche Bank AG	08/10/12	14,496
U.S. Dollar	504,580	Euro	356,000	Deutsche Bank AG	08/13/12	12,315
U.S. Dollar	772,940	Euro	546,000	Deutsche Bank AG	08/13/12	17,949
Polish Zloty	11,489,000	Euro	2,708,392	Deutsche Bank AG	08/16/12	(216,481)
U.S. Dollar	2,311,560	Euro	1,612,000	Deutsche Bank AG	08/20/12	82,557
U.S. Dollar	1,179,631	Japanese Yen	90,125,000	Deutsche Bank AG	08/20/12	19,450
U.S. Dollar	965,471	Japanese Yen	73,510,000	Deutsche Bank AG	08/22/12	19,131

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	956,703	Japanese Yen	72,553,000	Deutsche Bank AG	08/23/12	$22,661
Indian Rupee	24,142,000	U.S. Dollar	510,960	Deutsche Bank AG	08/24/12	(31,840)
U.S. Dollar	1,603,353	Japanese Yen	121,842,000	Deutsche Bank AG	08/27/12	34,621
U.S. Dollar	316,660	Euro	221,193	Deutsche Bank AG	08/29/12	10,807
U.S. Dollar	14,169	Euro	9,797	Deutsche Bank AG	08/31/12	623
Indian Rupee	17,072,000	U.S. Dollar	359,721	Deutsche Bank AG	09/06/12	(21,229)
U.S. Dollar	168,840	Euro	119,000	Deutsche Bank AG	09/06/12	4,295
U.S. Dollar	365,089	Euro	261,000	Deutsche Bank AG	09/10/12	4,198
U.S. Dollar	162,829	Euro	119,000	Deutsche Bank AG	09/13/12	(1,715)
Philippines Peso	29,828,000	U.S. Dollar	670,367	Deutsche Bank AG	09/24/12	32,868
U.S. Dollar	984,514	Euro	720,000	Deutsche Bank AG	09/24/12	(11,032)
U.S. Dollar	1,365,930	Euro	1,000,000	Deutsche Bank AG	09/24/12	(16,773)
Malaysian Ringgit	364,000	U.S. Dollar	114,058	Deutsche Bank AG	09/26/12	2,547
U.S. Dollar	1,082,312	Euro	800,000	Deutsche Bank AG	09/26/12	(23,848)
Hungary Forint	160,000,000	U.S. Dollar	735,294	Deutsche Bank AG	09/28/12	(35,065)
Hungary Forint	163,300,000	U.S. Dollar	739,081	Deutsche Bank AG	09/28/12	(24,410)
Philippines Peso	36,054,000	U.S. Dollar	827,876	Deutsche Bank AG	10/04/12	22,258
Philippines Peso	43,106,000	U.S. Dollar	989,805	Deutsche Bank AG	10/05/12	26,625
Philippines Peso	35,386,000	U.S. Dollar	813,004	Deutsche Bank AG	10/09/12	21,434
Philippines Peso	28,316,000	U.S. Dollar	650,494	Deutsche Bank AG	10/11/12	17,244
Philippines Peso	8,431,000	U.S. Dollar	193,150	Deutsche Bank AG	10/12/12	5,669
Philippines Peso	7,672,000	U.S. Dollar	175,681	Deutsche Bank AG	10/19/12	5,256
Philippines Peso	30,667,000	U.S. Dollar	702,405	Deutsche Bank AG	10/22/12	20,879
Indian Rupee	12,552,000	U.S. Dollar	242,999	Deutsche Bank AG	10/29/12	4,916
Indian Rupee	26,507,000	U.S. Dollar	515,301	Deutsche Bank AG	10/31/12	8,154
U.S. Dollar	964,314	Euro	684,003	Deutsche Bank AG	10/31/12	18,602
U.S. Dollar	63,837	Euro	45,895	Deutsche Bank AG	11/02/12	383
U.S. Dollar	451,609	Japanese Yen	37,330,000	HSBC Bank USA, N.A.	11/17/11	(26,025)
Philippines Peso	27,840,000	U.S. Dollar	645,027	HSBC Bank USA, N.A.	11/28/11	8,004
Philippines Peso	20,490,000	U.S. Dollar	474,185	HSBC Bank USA, N.A.	11/28/11	6,440
U.S. Dollar	944,054	Euro	720,487	HSBC Bank USA, N.A.	12/06/11	(52,554)
U.S. Dollar	319,821	Japanese Yen	26,390,000	HSBC Bank USA, N.A.	01/12/12	(18,234)
U.S. Dollar	870,276	Japanese Yen	71,830,000	HSBC Bank USA, N.A.	01/13/12	(49,878)
Philippines Peso	10,860,000	U.S. Dollar	246,914	HSBC Bank USA, N.A.	01/17/12	8,310
Philippines Peso	21,239,000	U.S. Dollar	476,799	HSBC Bank USA, N.A.	01/18/12	22,359
Philippines Peso	27,840,000	U.S. Dollar	618,255	HSBC Bank USA, N.A.	01/26/12	36,204
U.S. Dollar	2,436,534	Japanese Yen	199,698,335	HSBC Bank USA, N.A.	01/27/12	(122,261)
Singapore Dollar	1,468,000	U.S. Dollar	1,149,677	HSBC Bank USA, N.A.	02/07/12	20,521
U.S. Dollar	2,495,949	Euro	1,856,000	HSBC Bank USA, N.A.	02/09/12	(70,738)
U.S. Dollar	856,804	Japanese Yen	70,138,000	HSBC Bank USA, N.A.	02/10/12	(42,161)
Singapore Dollar	1,446,700	U.S. Dollar	1,136,036	HSBC Bank USA, N.A.	02/13/12	17,282
Singapore Dollar	1,041,600	U.S. Dollar	817,923	HSBC Bank USA, N.A.	02/14/12	12,460
Singapore Dollar	1,728,000	U.S. Dollar	1,351,658	HSBC Bank USA, N.A.	02/17/12	25,994
U.S. Dollar	618,597	Japanese Yen	51,260,000	HSBC Bank USA, N.A.	02/22/12	(38,579)
U.S. Dollar	668,308	Japanese Yen	54,300,000	HSBC Bank USA, N.A.	03/01/12	(27,962)
U.S. Dollar	398,016	Euro	288,000	HSBC Bank USA, N.A.	03/08/12	(262)
Australian Dollar	410,000	U.S. Dollar	389,705	HSBC Bank USA, N.A.	03/19/12	35,522
Indian Rupee	203,451,000	U.S. Dollar	4,249,185	HSBC Bank USA, N.A.	03/19/12	(160,332)
Philippines Peso	86,101,500	U.S. Dollar	1,949,188	HSBC Bank USA, N.A.	03/19/12	75,957
Singapore Dollar	2,091,000	U.S. Dollar	1,638,766	HSBC Bank USA, N.A.	03/19/12	29,030
South Korean Won	418,000,000	U.S. Dollar	362,595	HSBC Bank USA, N.A.	03/19/12	10,170
U.S. Dollar	11,387,515	Japanese Yen	916,524,148	HSBC Bank USA, N.A.	03/19/12	(369,349)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Singapore Dollar	1,574,000	U.S. Dollar	1,229,255	HSBC Bank USA, N.A.	03/21/12	$26,214
Malaysian Ringgit	906,000	U.S. Dollar	285,242	HSBC Bank USA, N.A.	03/26/12	6,780
U.S. Dollar	1,536,262	Euro	1,072,000	HSBC Bank USA, N.A.	04/16/12	53,792
Indian Rupee	43,702,000	U.S. Dollar	925,694	HSBC Bank USA, N.A.	06/04/12	(53,322)
Indian Rupee	7,436,000	U.S. Dollar	157,910	HSBC Bank USA, N.A.	06/08/12	(9,517)
Indian Rupee	18,770,000	U.S. Dollar	398,514	HSBC Bank USA, N.A.	06/13/12	(24,072)
Indian Rupee	29,446,000	U.S. Dollar	623,988	HSBC Bank USA, N.A.	06/27/12	(37,161)
U.S. Dollar	3,071,255	Japanese Yen	234,260,000	HSBC Bank USA, N.A.	08/20/12	55,621
U.S. Dollar	963,579	Japanese Yen	73,232,000	HSBC Bank USA, N.A.	08/20/12	20,862
Indian Rupee	27,858,000	U.S. Dollar	590,233	HSBC Bank USA, N.A.	08/24/12	(37,365)
U.S. Dollar	3,075,868	Japanese Yen	234,458,000	HSBC Bank USA, N.A.	08/27/12	57,190
Malaysian Ringgit	1,363,000	U.S. Dollar	427,675	HSBC Bank USA, N.A.	09/26/12	8,954
South Korean Won	470,000,000	U.S. Dollar	397,981	HSBC Bank USA, N.A.	09/26/12	18,826
Philippines Peso	36,100,000	U.S. Dollar	825,822	HSBC Bank USA, N.A.	09/28/12	25,329
Philippines Peso	28,800,000	U.S. Dollar	656,111	HSBC Bank USA, N.A.	10/03/12	22,968
Philippines Peso	28,921,000	U.S. Dollar	656,088	HSBC Bank USA, N.A.	10/04/12	25,854
Philippines Peso	43,117,000	U.S. Dollar	971,957	HSBC Bank USA, N.A.	10/05/12	44,732
Philippines Peso	28,370,000	U.S. Dollar	652,319	HSBC Bank USA, N.A.	10/11/12	16,692
Philippines Peso	14,164,000	U.S. Dollar	325,677	HSBC Bank USA, N.A.	10/11/12	8,334
Philippines Peso	14,058,000	U.S. Dollar	322,173	HSBC Bank USA, N.A.	10/15/12	9,356
U.S. Dollar	929,704	Euro	677,000	HSBC Bank USA, N.A.	10/17/12	(6,362)
U.S. Dollar	928,341	Euro	676,000	HSBC Bank USA, N.A.	10/17/12	(6,343)
U.S. Dollar	1,249,703	Euro	910,000	HSBC Bank USA, N.A.	10/17/12	(8,525)
Philippines Peso	27,840,000	U.S. Dollar	645,625	HSBC Bank USA, N.A.	10/19/12	10,957
Indian Rupee	12,846,000	U.S. Dollar	249,077	HSBC Bank USA, N.A.	10/29/12	4,645
Indian Rupee	19,137,000	U.S. Dollar	371,953	HSBC Bank USA, N.A.	10/31/12	5,961
Indonesian Rupiah	85,170,000,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	11/07/11	(393,639)
Malaysian Ringgit	29,790,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	11/08/11	(340,362)
Singapore Dollar	12,972,800	U.S. Dollar	10,677,202	JPMorgan Chase Bank, N.A.	11/14/11	(338,696)
U.S. Dollar	10,384,091	Philippines Peso	456,900,000	JPMorgan Chase Bank, N.A.	11/14/11	(320,907)
U.S. Dollar	873,005	Japanese Yen	71,438,000	JPMorgan Chase Bank, N.A.	11/16/11	(41,022)
U.S. Dollar	15,000,000	Euro	10,378,260	JPMorgan Chase Bank, N.A.	11/17/11	642,019
U.S. Dollar	10,307,089	Malaysian Ringgit	31,550,000	JPMorgan Chase Bank, N.A.	11/18/11	82,835
U.S. Dollar	9,660,256	Indonesian Rupiah	90,420,000,000	JPMorgan Chase Bank, N.A.	11/21/11	(521,478)
U.S. Dollar	30,921,949	Singapore Dollar	38,389,600	JPMorgan Chase Bank, N.A.	11/21/11	327,905
Singapore Dollar	16,009,000	U.S. Dollar	13,286,570	JPMorgan Chase Bank, N.A.	11/25/11	(528,437)
U.S. Dollar	10,000,001	Euro	6,955,646	JPMorgan Chase Bank, N.A.	11/25/11	377,861
Canadian Dollar	3,575,345	U.S. Dollar	3,640,659	JPMorgan Chase Bank, N.A.	11/30/11	(56,083)

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)	October 31, 2011

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Japanese Yen	1,254,262,500	U.S. Dollar	16,491,194	JPMorgan Chase Bank, N.A.	12/01/11	$(438,863)
Singapore Dollar	24,660,000	U.S. Dollar	20,508,556	JPMorgan Chase Bank, N.A.	12/02/11	(856,140)
U.S. Dollar	10,783,700	United Kingdom Pound	6,620,601	JPMorgan Chase Bank, N.A.	12/02/11	141,878
United Kingdom Pound	6,620,601	U.S. Dollar	10,260,435	JPMorgan Chase Bank, N.A.	12/02/11	381,388
Indonesian Rupiah	101,200,000,000	U.S. Dollar	11,764,514	JPMorgan Chase Bank, N.A.	12/08/11	(389,468)
Euro	36,449,658	U.S. Dollar	50,000,004	JPMorgan Chase Bank, N.A.	12/16/11	415,925
U.S. Dollar	19,993,415	Euro	14,629,516	JPMorgan Chase Bank, N.A.	12/23/11	(240,851)
U.S. Dollar	20,000,000	Australian Dollar	21,407,317	JPMorgan Chase Bank, N.A.	01/06/12	(2,375,439)
U.S. Dollar	20,000,001	Euro	14,696,557	JPMorgan Chase Bank, N.A.	01/12/12	(325,289)
Philippines Peso	67,662,000	U.S. Dollar	1,536,899	JPMorgan Chase Bank, N.A.	01/13/12	53,040
Malaysian Ringgit	45,927,000	U.S. Dollar	14,568,174	JPMorgan Chase Bank, N.A.	01/17/12	272,123
U.S. Dollar	15,000,002	Euro	10,857,795	JPMorgan Chase Bank, N.A.	01/17/12	(16,034)
U.S. Dollar	32,396,107	Japanese Yen	2,485,999,500	JPMorgan Chase Bank, N.A.	01/17/12	547,817
Mexican Peso	200,692,500	U.S. Dollar	15,000,000	JPMorgan Chase Bank, N.A.	01/18/12	(52,475)
Philippines Peso	30,247,000	U.S. Dollar	672,380	JPMorgan Chase Bank, N.A.	01/19/12	38,506
Malaysian Ringgit	31,440,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	01/27/12	154,358
U.S. Dollar	55,001,320	Euro	39,539,850	JPMorgan Chase Bank, N.A.	01/27/12	320,673
United Kingdom Pound	283,529	U.S. Dollar	451,095	JPMorgan Chase Bank, N.A.	01/27/12	4,354
Chilean Unidad de
Fomento	124,780,000	U.S. Dollar	247,040	JPMorgan Chase Bank, N.A.	01/30/12	4,729
Malaysian Ringgit	31,600,010	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	01/30/12	204,741
U.S. Dollar	10,000,001	Euro	7,193,867	JPMorgan Chase Bank, N.A.	01/30/12	51,493
United Kingdom Pound	563,220	U.S. Dollar	886,429	JPMorgan Chase Bank, N.A.	01/30/12	18,273
Euro	28,237,380	U.S. Dollar	40,000,001	JPMorgan Chase Bank, N.A.	01/31/12	(950,101)
U.S. Dollar	299,098	Japanese Yen	24,550,000	JPMorgan Chase Bank, N.A.	02/15/12	(15,595)
U.S. Dollar	2,130,797	Euro	1,593,000	JPMorgan Chase Bank, N.A.	02/16/12	(72,182)

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)	October 31, 2011

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	171,784	Japanese Yen	14,210,000	JPMorgan Chase Bank, N.A.	02/16/12	$(10,370)
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	187,632	JPMorgan Chase Bank, N.A.	02/21/12	(3,719)
Chilean Unidad de Fomento	155,200,000	U.S. Dollar	322,159	JPMorgan Chase Bank, N.A.	02/22/12	(9,909)
U.S. Dollar	618,781	Japanese Yen	51,300,000	JPMorgan Chase Bank, N.A.	02/23/12	(38,922)
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	128,527	JPMorgan Chase Bank, N.A.	02/28/12	(3,077)
U.S. Dollar	668,061	Japanese Yen	54,300,000	JPMorgan Chase Bank, N.A.	03/01/12	(28,209)
Singapore Dollar	2,620,000	U.S. Dollar	2,048,636	JPMorgan Chase Bank, N.A.	03/19/12	41,095
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	185,048	JPMorgan Chase Bank, N.A.	03/21/12	(124)
Indian Rupee	40,031,000	U.S. Dollar	855,363	JPMorgan Chase Bank, N.A.	04/16/12	(53,163)
Indian Rupee	39,295,000	U.S. Dollar	834,643	JPMorgan Chase Bank, N.A.	04/18/12	(47,352)
Indian Rupee	19,629,000	U.S. Dollar	416,575	JPMorgan Chase Bank, N.A.	04/19/12	(23,340)
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,226,224	JPMorgan Chase Bank, N.A.	04/27/12	(18,127)
Indian Rupee	19,756,000	U.S. Dollar	419,003	JPMorgan Chase Bank, N.A.	04/27/12	(23,546)
Indian Rupee	3,982,000	U.S. Dollar	84,454	JPMorgan Chase Bank, N.A.	04/27/12	(4,746)
Indian Rupee	19,775,000	U.S. Dollar	419,851	JPMorgan Chase Bank, N.A.	04/30/12	(24,112)
Chinese Yuan	63,800,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	05/29/12	23,836
Chinese Yuan	127,420,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	06/11/12	18,959
Indian Rupee	28,975,000	U.S. Dollar	611,932	JPMorgan Chase Bank, N.A.	06/22/12	(34,285)
Chinese Yuan	127,560,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	06/25/12	40,487
Chinese Yuan	127,860,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	06/27/12	87,552
Chinese Yuan	127,760,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	07/02/12	71,674
Indian Rupee	46,822,000	U.S. Dollar	1,009,175	JPMorgan Chase Bank, N.A.	07/12/12	(77,066)
Chinese Yuan	64,025,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	07/13/12	58,433
Indian Rupee	3,943,000	U.S. Dollar	84,850	JPMorgan Chase Bank, N.A.	07/19/12	(6,394)
Indian Rupee	3,943,000	U.S. Dollar	84,850	JPMorgan Chase Bank, N.A.	07/19/12	(6,394)

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2011

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Singapore Dollar	6,427,600	U.S. Dollar	5,367,516	JPMorgan Chase Bank, N.A.	07/31/12	$(231,836)
U.S. Dollar	962,431	Japanese Yen	73,573,000	JPMorgan Chase Bank, N.A.	08/20/12	15,324
U.S. Dollar	1,918,765	Japanese Yen	146,373,000	JPMorgan Chase Bank, N.A.	08/24/12	34,326
U.S. Dollar	1,482,275	Japanese Yen	112,727,000	JPMorgan Chase Bank, N.A.	08/27/12	30,900
U.S. Dollar	1,060,101	Euro	737,287	JPMorgan Chase Bank, N.A.	08/29/12	40,623
U.S. Dollar	952,978	Japanese Yen	72,717,000	JPMorgan Chase Bank, N.A.	08/31/12	16,650
U.S. Dollar	350,000,000	Chinese Yuan	2,254,875,000	JPMorgan Chase Bank, N.A.	09/26/12	(4,161,198)
U.S. Dollar	415,086	Japanese Yen	31,505,000	JPMorgan Chase Bank, N.A.	09/28/12	9,151
Philippines Peso	11,388,000	U.S. Dollar	261,073	JPMorgan Chase Bank, N.A.	10/09/12	7,468
Philippines Peso	14,127,000	U.S. Dollar	323,865	JPMorgan Chase Bank, N.A.	10/11/12	9,273
Philippines Peso	19,811,000	U.S. Dollar	458,058	JPMorgan Chase Bank, N.A.	10/12/12	9,124
Philippines Peso	11,727,000	U.S. Dollar	270,145	JPMorgan Chase Bank, N.A.	10/15/12	6,411
Philippines Peso	23,266,000	U.S. Dollar	532,525	JPMorgan Chase Bank, N.A.	10/15/12	16,155
Philippines Peso	15,399,000	U.S. Dollar	354,571	JPMorgan Chase Bank, N.A.	10/22/12	8,616
Philippines Peso	14,923,000	U.S. Dollar	346,716	JPMorgan Chase Bank, N.A.	10/29/12	5,208
Chinese Yuan	254,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	01/14/13	25,133
Chinese Yuan	252,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	01/14/13	(289,036)
Chinese Yuan	62,550,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	05/28/13	(170,660)
Chinese Yuan	62,700,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	06/13/13	(146,645)
Hong Kong Dollar	924,576,000	U.S. Dollar	120,000,000	JPMorgan Chase Bank, N.A.	10/28/13	(531,027)
Hong Kong Dollar	307,680,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	10/28/13	(243,167)
Chinese Yuan	246,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	02/24/14	(1,294,289)
U.S. Dollar	39,268,099	Chinese Yuan	246,800,000	JPMorgan Chase Bank, N.A.	02/24/14	562,387
Chinese Yuan	123,100,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	03/07/14	(692,468)
Chinese Yuan	245,600,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	03/10/14	(1,479,042)

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2011

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	39,083,386	Chinese Yuan	245,600,000	JPMorgan Chase Bank, N.A.	03/10/14	$562,428
Chinese Yuan	125,200,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	03/17/14	(363,095)
U.S. Dollar	19,608,457	Chinese Yuan	125,200,000	JPMorgan Chase Bank, N.A.	03/17/14	(28,448)
Chinese Yuan	92,100,000	U.S. Dollar	15,000,000	JPMorgan Chase Bank, N.A.	04/14/14	(552,896)
Chinese Yuan	122,800,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	04/21/14	(737,194)
Hong Kong Dollar	386,050,000	U.S. Dollar	50,000,000	JPMorgan Chase Bank, N.A.	09/22/14	(116,597)
U.S. Dollar	10,000,000	Japanese Yen	807,305,000	Morgan Stanley Capital Services, Inc.	11/10/11	(328,097)
Norway Krones	1,495,190	Euro	180,175	Morgan Stanley Capital Services, Inc.	11/25/11	18,896
Norway Krones	2,300,000	Euro	276,629	Morgan Stanley Capital Services, Inc.	11/28/11	29,747
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	391,566	Morgan Stanley Capital Services, Inc.	01/13/12	10,225
United Kingdom Pound	850,886	U.S. Dollar	1,339,495	Morgan Stanley Capital Services, Inc.	01/27/12	27,331
United Kingdom Pound	274,877	U.S. Dollar	435,158	Morgan Stanley Capital Services, Inc.	01/31/12	6,374
United Kingdom Pound	1,059,704	U.S. Dollar	1,670,427	Morgan Stanley Capital Services, Inc.	02/01/12	31,743
Australian Dollar	4,488,527	U.S. Dollar	4,364,419	Morgan Stanley Capital Services, Inc.	02/08/12	309,872
U.S. Dollar	393,609	Japanese Yen	32,163,000	Morgan Stanley Capital Services, Inc.	02/10/12	(18,627)
Chilean Unidad de Fomento	170,020,000	U.S. Dollar	349,727	Morgan Stanley Capital Services, Inc.	02/14/12	(7,319)
United Kingdom Pound	761,853	U.S. Dollar	1,211,148	Morgan Stanley Capital Services, Inc.	02/15/12	12,404
Chilean Unidad de Fomento	153,910,000	U.S. Dollar	319,581	Morgan Stanley Capital Services, Inc.	02/16/12	(9,694)
Chilean Unidad de
Fomento	153,870,000	U.S. Dollar	319,630	Morgan Stanley Capital Services, Inc.	02/16/12	(9,824)
Chilean Unidad de Fomento	195,220,000	U.S. Dollar	402,370	Morgan Stanley Capital Services, Inc.	02/27/12	(9,848)
Chilean Unidad de Fomento	234,800,000	U.S. Dollar	479,086	Morgan Stanley Capital Services, Inc.	02/28/12	(7,041)
U.S. Dollar	1,128,895	Euro	816,000	Morgan Stanley Capital Services, Inc.	03/08/12	442
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	201,301	Morgan Stanley Capital Services, Inc.	03/12/12	(2,547)
United Kingdom Pound	840,772	U.S. Dollar	1,343,646	Morgan Stanley Capital Services, Inc.	03/14/12	6,235
U.S. Dollar	2,473,744	Japanese Yen	198,800,000	Morgan Stanley Capital Services, Inc.	03/19/12	(76,395)

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2011

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Australian Dollar	5,061,294	U.S. Dollar	4,848,112	Morgan Stanley Capital Services, Inc.	03/26/12	$397,388
Singapore Dollar	2,061,300	U.S. Dollar	1,605,862	Morgan Stanley Capital Services, Inc.	03/26/12	38,411
Chilean Unidad de Fomento	1,065,040,000	U.S. Dollar	2,163,616	Morgan Stanley Capital Services, Inc.	04/16/12	(33,255)
Chilean Unidad de Fomento	954,280,000	U.S. Dollar	1,927,838	Morgan Stanley Capital Services, Inc.	04/20/12	(19,810)
U.S. Dollar	230,945	Euro	157,000	Morgan Stanley Capital Services, Inc.	05/07/12	13,832
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	208,844	Morgan Stanley Capital Services, Inc.	05/11/12	(6,441)
Polish Zloty	4,031,000	Euro	1,006,492	Morgan Stanley Capital Services, Inc.	05/24/12	(147,512)
U.S. Dollar	978,922	Euro	686,000	Morgan Stanley Capital Services, Inc.	06/04/12	30,284
Swedish Krona	13,535,982	Euro	1,455,859	Morgan Stanley Capital Services, Inc.	07/16/12	39,181
Swedish Krona	3,168,850	Euro	340,330	Morgan Stanley Capital Services, Inc.	07/18/12	9,820
Swedish Krona	19,932,831	Euro	2,130,358	Morgan Stanley Capital Services, Inc.	07/20/12	75,927
Singapore Dollar	5,152,240	U.S. Dollar	4,293,999	Morgan Stanley Capital Services, Inc.	08/01/12	(177,285)
U.S. Dollar	1,156,489	Euro	806,000	Morgan Stanley Capital Services, Inc.	08/20/12	41,988
U.S. Dollar	759,188	Japanese Yen	57,800,000	Morgan Stanley Capital Services, Inc.	08/22/12	15,092
Philippines Peso	6,370,000	U.S. Dollar	147,454	Morgan Stanley Capital Services, Inc.	10/29/12	2,768
Norway Krones	4,194,700	Euro	505,331	UBS AG	11/07/11	53,766
Euro	7,772,895	U.S. Dollar	10,602,501	UBS AG	11/08/11	152,007
Singapore Dollar	12,054,100	U.S. Dollar	10,000,000	UBS AG	11/08/11	(393,627)
U.S. Dollar	20,117,935	Singapore Dollar	25,707,400	UBS AG	11/08/11	(369,274)
U.S. Dollar	398,400	Japanese Yen	31,954,500	UBS AG	11/14/11	(10,433)
Australian Dollar	663,000	U.S. Dollar	624,016	UBS AG	11/17/11	73,275
U.S. Dollar	693,077	Japanese Yen	57,068,000	UBS AG	11/17/11	(37,103)
Malaysian Ringgit	31,550,000	U.S. Dollar	10,548,700	UBS AG	11/18/11	(324,445)
Indonesian Rupiah	90,420,000,000	U.S. Dollar	10,528,951	UBS AG	11/21/11	(347,217)
U.S. Dollar	26,975,289	Euro	18,866,212	UBS AG	11/22/11	875,806
Norway Krones	167,925,000	U.S. Dollar	30,735,511	UBS AG	11/25/11	(620,417)
Norway Krones	460,000	Euro	55,295	UBS AG	11/28/11	5,992
Norway Krones	12,598,000	Euro	1,526,198	UBS AG	11/28/11	147,729
Norway Krones	4,080,000	Euro	494,545	UBS AG	12/01/11	47,375
Philippines Peso	2,053,800,000	U.S. Dollar	48,853,473	UBS AG	12/01/11	(668,598)
Malaysian Ringgit	31,150,000	U.S. Dollar	10,467,545	UBS AG	12/06/11	(382,804)
U.S. Dollar	9,824,949	Malaysian Ringgit	31,150,000	UBS AG	12/06/11	(259,792)
Indonesian Rupiah	184,000,000,000	U.S. Dollar	21,342,860	UBS AG	12/08/11	(660,957)
Philippines Peso	443,200,000	U.S. Dollar	10,470,610	UBS AG	12/09/11	(69,296)
Brazil Real	9,685,000	U.S. Dollar	5,741,981	UBS AG	12/12/11	(157,454)

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2011

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	15,060,807	Euro	10,810,071	UBS AG	12/12/11	$108,354
U.S. Dollar	14,368,910	Malaysian Ringgit	46,447,500	UBS AG	12/12/11	(664,347)
U.S. Dollar	20,000,001	Euro	14,697,129	UBS AG	12/21/11	(328,006)
Euro	65,513,150	U.S. Dollar	90,000,011	UBS AG	12/23/11	612,044
U.S. Dollar	48,732,771	Japanese Yen	3,719,943,000	UBS AG	12/27/11	1,094,759
Australian Dollar	21,007,300	U.S. Dollar	20,210,199	UBS AG	01/05/12	1,749,669
Australian Dollar	21,407,317	U.S. Dollar	21,586,154	UBS AG	01/06/12	789,286
U.S. Dollar	23,719,790	Euro	17,973,348	UBS AG	01/06/12	(1,137,808)
U.S. Dollar	25,000,000	New Taiwanese Dollar	765,750,000	UBS AG	01/06/12	(636,118)
U.S. Dollar	317,825	Japanese Yen	26,280,000	UBS AG	01/10/12	(18,808)
U.S. Dollar	2,253,594	Euro	1,741,000	UBS AG	01/11/12	(154,212)
U.S. Dollar	686,740	Japanese Yen	56,700,000	UBS AG	01/13/12	(39,596)
Chilean Unidad de Fomento	7,552,425,000	U.S. Dollar	15,000,000	UBS AG	01/18/12	261,946
Swedish Krona	98,653,500	U.S. Dollar	15,000,000	UBS AG	01/26/12	67,133
U.S. Dollar	1,974,089	Japanese Yen	162,280,000	UBS AG	01/26/12	(105,217)
Mexican Peso	198,727,500	U.S. Dollar	15,000,000	UBS AG	01/31/12	(216,350)
Australian Dollar	4,487,287	U.S. Dollar	4,351,547	UBS AG	02/08/12	321,454
Norway Krones	12,261,800	Euro	1,547,269	UBS AG	02/08/12	50,865
U.S. Dollar	2,948,638	Euro	2,177,000	UBS AG	02/08/12	(61,965)
Norway Krones	17,138,000	Euro	2,154,720	UBS AG	02/09/12	81,816
U.S. Dollar	2,477,930	Euro	1,825,000	UBS AG	02/13/12	(45,885)
U.S. Dollar	2,131,705	Euro	1,593,000	UBS AG	02/16/12	(71,274)
U.S. Dollar	2,115,320	Euro	1,580,000	UBS AG	02/21/12	(69,680)
U.S. Dollar	745,442	Japanese Yen	60,600,000	UBS AG	03/01/12	(31,610)
U.S. Dollar	1,494,234	Euro	1,080,000	UBS AG	03/08/12	693
U.S. Dollar	111,883	Euro	78,000	UBS AG	05/09/12	4,018
U.S. Dollar	1,244,483	Japanese Yen	100,044,000	UBS AG	05/11/12	(40,353)
U.S. Dollar	420,437	Euro	301,000	UBS AG	05/21/12	4,193
U.S. Dollar	567,701	Euro	395,500	UBS AG	06/07/12	20,783
Chinese Yuan	127,970,000	U.S. Dollar	20,000,000	UBS AG	06/29/12	104,767
Swedish Krona	20,866,000	Euro	2,243,897	UBS AG	06/29/12	62,901
U.S. Dollar	2,615,068	Euro	1,850,000	UBS AG	06/29/12	56,841
Swedish Krona	15,299,180	Euro	1,644,932	UBS AG	07/16/12	45,070
Swedish Krona	15,274,510	Euro	1,644,932	UBS AG	07/18/12	41,154
U.S. Dollar	1,941,007	Japanese Yen	148,060,000	UBS AG	08/20/12	35,027
Norway Krones	10,525,000	Euro	1,324,599	UBS AG	08/22/12	31,834
Norway Krones	10,525,000	Euro	1,318,707	UBS AG	08/23/12	39,898
U.S. Dollar	2,410,537	Euro	1,675,590	UBS AG	08/27/12	93,622
U.S. Dollar	2,189,182	Japanese Yen	166,449,000	UBS AG	08/27/12	46,130
U.S. Dollar	809,927	Euro	590,886	UBS AG	09/17/12	(7,099)

						$(22,562,994)

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)	October 31, 2011

As of October 31, 2011, the Real Return Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Australian Dollar	21,320,160	U.S. Dollar	20,947,569	Barclays Bank Plc	10/18/12	$695,513
U.S. Dollar	21,013,150	Australian Dollar	21,320,160	Barclays Bank Plc	10/18/12	(629,932)

						$65,581

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments or receipts are recorded as interest expense and interest income in the accompanying Statements of Operations. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)	October 31, 2011

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Real Return Fund written option transactions for the year is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2010	9,200	$199,854,433
Options written	24,160	60,501,165
Options terminated in closing purchase transactions	(6,000)	(190,258,433)
Options exercised	—	—
Options expired	—	—

Contracts outstanding at October 31, 2011	27,360	$70,097,165

A summary of the Global Opportunities Fund written option transactions for the year is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2010	16,000	$5,794,995
Options written	148,852	56,909,416
Options terminated in closing purchase transactions	(45,655)	(18,248,229)
Options exercised	(12,220)	(3,111,454)
Options expired	—	—

Contracts outstanding at October 31, 2011	106,977	$41,344,728

The Global Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

6.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)	October 31, 2011

The summary of inputs used to value the Funds’ investments as of October 31, 2011 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Investments in Securities Assets:
U.S. Large Cap Fund
Equity Securities	$272,839,027	(a)	$—	$—	$272,839,027
Investment Company	8,339,600		—	—	8,339,600
U.S. Government Agencies	—		221,201,729	—	221,201,729
U.S. Government Securities	—		9,199,939	—	9,199,939

Total	$281,178,627		$230,401,668	$—	$511,580,295

Non U.S. Large Cap Fund
Equity Securities: (b)
Brazil	$50,340,742		$—	$—	$50,340,742
France	—		195,752,637	—	195,752,637
Germany	—		33,533,638	—	33,533,638
Japan	—		338,366,350	—	338,366,350
Switzerland	—		159,811,462	—	159,811,462
United Kingdom	—		444,174,996		444,174,996
United States	91,697,403		—	—	91,697,403

Total Equities	$142,038,145		$1,171,639,083	$—	$1,313,677,228

Investment Company	17,917,900		—	—	17,917,900
U.S. Government Agencies	—		1,085,920,236	—	1,085,920,236
U.S. Government Securities	—		9,199,939	—	9,199,939
Other Financial Instruments - Assets*
Foreign currency exchange contracts	—		39,998,881	—	39,998,881
Other Financial Instruments - Liabilities*
Foreign currency exchange contracts	—		(30,072,694)	—	(30,072,694)

Total	$159,956,045		$2,276,685,445	$—	$2,436,641,490

Global Small & Mid Cap Fund
Equity Securities: (b)
Australia	$1,187,583		$90,214,812	$46,929	$91,449,324
Austria	—		10,014,520	5,255	10,019,775
Bahamas	218		—	—	218
Belgium	6,613		10,216,803	—	10,223,416
Bermuda	9,641,500		4,290,442	—	13,931,942
Brazil	42,608,871		—	—	42,608,871
Canada	104,998,440		—	3,173	105,001,613
Cayman Islands	33,416		111,397	—	144,813
Chile	6,981,921		—	—	6,981,921
China	—		26,308,963	250,390	26,559,353
Cyprus	—		648,800	—	648,800
Denmark	946		14,646,912	—	14,647,858
Finland	—		104,612,797	—	104,612,797
France	23,104		79,974,952	—	79,998,056
Germany	566,424		87,948,976	—	88,515,400
Gibraltar	—		284,457	—	284,457
Greece	—		1,642,128	—	1,642,128
Hong Kong	87,860		53,943,432	356,048	54,387,340

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)	October 31, 2011

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Hungary	$—	$1,307,730	$—	$1,307,730
India	118,007	36,761,695	94,317	36,974,019
Indonesia	—	15,944,778	60,202	16,004,980
Ireland	—	13,167,630	—	13,167,630
Israel	102,755,970	5,581,298	48,413	108,385,681
Italy	—	12,838,080	4,610	12,842,690
Japan	238,908	240,912,061	—	241,150,969
Liechtenstein	—	400,405	—	400,405
Luxembourg	—	5,673,232	—	5,673,232
Malaysia	252,704	23,001,702	9,749	23,264,155
Malta	—	189,475	—	189,475
Mauritius	—	880,837	—	880,837
Mexico	11,713,038	—	—	11,713,038
Monaco	—	26,642	—	26,642
Netherlands	3,220,137	36,951,955	—	40,172,092
New Zealand	—	16,510,473	—	16,510,473
Norway	96,620	10,430,152	—	10,526,772
Peru	1,391,398	871,089	—	2,262,487
Philippines	—	10,791,815	—	10,791,815
Poland	—	5,238,289	—	5,238,289
Portugal	18,965	2,009,906	—	2,028,871
Russia	—	6,570	—	6,570
Singapore	84,037	59,557,242	—	59,641,279
South Africa	16,109	31,529,885	—	31,545,994
South Korea	657,722	60,332,277	302,663	61,292,662
Spain	—	21,292,156	—	21,292,156
Sweden	38,739	31,944,423	—	31,983,162
Switzerland	16,268,000	51,156,923	—	67,424,923
Taiwan	—	49,618,703	688	49,619,391
Thailand	84,273	11,750,814	—	11,835,087
Turkey	—	6,136,555	—	6,136,555
Ukraine	—	46,531	—	46,531
United Arab Emirates	—	1,152,576	—	1,152,576
United Kingdom	83,767,824	259,340,427	5,344	343,113,595
United States	2,321,624,893	—	10,559	2,321,635,452

Total Equities	$2,708,484,240	$1,508,213,717	$1,198,340	$4,217,896,297

Exchange Traded Funds	226,666,129	—	—	226,666,129
Investment Company	6,965,900	—	—	6,965,900
Rights/Warrants
Australia	—	5,085	—	5,085
Canada	475	—	798	1,273
Hong Kong	5,869	—	—	5,869
Malaysia	234	—	—	234
Singapore	6,701	—	—	6,701
South Korea	—	30,001	2,995	32,996
Spain	—	—	5	5
Sweden	—	—	128	128

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)	October 31, 2011

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Taiwan	$—	$10,347	$—	$10,347
Thailand	3,375	—	—	3,375

Total Rights/Warrants	$16,654	$45,433	$3,926	$66,013

U.S. Government Agencies	—	125,807,976	—	125,807,976
U.S. Government Securities	—	6,999,996	—	6,999,996
Cash Sweep	147,365,591	—	—	147,365,591
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	203,432	—	203,432
Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—	(1,276,739)	—	(1,276,739)

Total	$3,089,498,514	$1,639,993,815	$1,202,266	$4,730,694,595

Global Opportunities Fund
Equity Securities: (b)
Australia	$—	$7,242,185	$—	$7,242,185
Austria	—	2,456,071	—	2,456,071
Belgium	—	7,957,422	—	7,957,422
Bermuda	19,907,317	4,924,068	—	24,831,385
Brazil	3,871,853	—	—	3,871,853
Canada	22,632,421	—	—	22,632,421
Chile	3,734,828	—	—	3,734,828
China	517,539	8,225,625	—	8,743,164
Columbia	860,862	—	—	860,862
Cyprus	—	1,437,330	—	1,437,330
Czech Republic	—	486,415	—	486,415
Denmark	—	2,819,830	—	2,819,830
Egypt	—	1,576,939	—	1,576,939
Finland	—	6,827,237	—	6,827,237
France	—	39,608,471	—	39,608,471
Germany	—	16,396,960	—	16,396,960
Hong Kong	5,492,134	19,779,477	—	25,271,611
Hungary	—	143,670	—	143,670
India	—	2,500,609	—	2,500,609
Indonesia	—	213,235	—	213,235
Ireland	—	414,115	—	414,115
Israel	—	1,662,134	—	1,662,134
Italy	—	13,992,239	—	13,992,239
Japan	4,175,771	131,078,207	—	135,253,978
Luxembourg	1,210,878	—	—	1,210,878
Malaysia	—	9,982,762	—	9,982,762
Mexico	958,630	—	—	958,630
Netherlands	1,775,924	7,609,459	—	9,385,383
Norway	—	3,526,459	—	3,526,459
Pakistan	—	8,289,776	—	8,289,776
Poland	—	4,372,028	—	4,372,028
Portugal	—	2,358,142	—	2,358,142
Russia	9,191,899	—	—	9,191,899
Singapore	—	5,054,692	—	5,054,692
South Africa	—	2,457,564	—	2,457,564
South Korea	—	15,136,330	—	15,136,330

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total

Spain	$—		$9,359,762		$—		$9,359,762
Sweden	—		6,875,503		—		6,875,503
Switzerland	3,298,159		25,073,401		—		28,371,560
Taiwan	—		15,162,352		—		15,162,352
Thailand	—		3,120,198		—		3,120,198
Turkey	—		3,863,015		—		3,863,015
United Kingdom	—		38,752,065		—		38,752,065
United States	564,265,169		—		655,500		564,920,669

Total Equities	$641,893,384		$430,735,747		$655,500		$1,073,284,631

Exchange Traded Funds	2,086,653		—		—		2,086,653
Preferred Stock	15,904,294	(a)	—		—		15,904,294
Rights/Warrants	2,745,980	(a)	—		—		2,745,980
Bank Loans	—		65,381,113	(a)	—		65,381,113
Corporate Bonds	—		1,749,675,228	(a)	7,648,870	(c)	1,757,324,098
Government Bonds	—		506,427,280	(a)	—		506,427,280
Asset-Backed Securities	—		59,676,844	(a)	—		59,676,844
Non-Agency Mortgage-Backed Securities	—		563,421,358	(a)	—		563,421,358
U.S. Government Agencies	—		175,611,474		—		175,611,474
U.S. Government Securities	—		20,999,988		—		20,999,988
Municipal Bonds	—		7,580,273	(a)	—		7,580,273
Cash Sweep	125,030,241		—		—		125,030,241
Securities Sold Short	—		(37,215,823	)(d)	—		(37,215,823)

Other financial instruments - Assets*:
Equity contracts	1,986,046		16,224,649		—		18,210,695
Foreign exchange currency contracts	—		31,592,240		—		31,592,240
Other financial instruments - Liabilities*:
Interest rate contracts	(179,435)		—		—		(179,435)
Equity contracts	(57,320,680)		(40,971,783)		—		(98,292,463)
Foreign exchange currency contracts	—		(54,155,234)		—		(54,155,234)

Total	$732,146,483		$3,494,983,354		$8,304,370		$4,235,434,207

Real Return Fund
Equity Securities	$1,073,921,211	(a)	$—		$—		$1,073,921,211
Preferred Stock	—		—		—		—
Rights/Warrants	—		1		—		1
Collectible Coins	—		52,149,801		—		52,149,801
Commodities	154,165,057		—		—		154,165,057
Asset-Backed Securities	—		115,456,250	(a)	—		115,456,250
Corporate Bonds	—		3,274,622	(a)	—		3,274,622
Government Bonds	—		139,613,186	(a)	—		139,613,186
U.S. Government Agencies	—		923,272,097		—		923,272,097
U.S. Government Securities	—		209,780,930		—		209,780,930
Cash Sweep	6,643,313		—		—		6,643,313
Other financial instruments - Assets*:
Commodity contracts	168,764,014		481,467		—		169,245,481
Foreign currency exchange contracts	—		695,513		—		695,513

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total

Other financial instruments - Liabilities*:
Commodity contracts	$(189,388,862)	$(15,004,459)		$—	$(204,393,321)
Foreign currency exchange contracts	—	(629,932)		—	(629,932)

Total	$1,214,104,733	$1,429,089,476		$—	$2,643,194,209

Fixed Income
Corporate Bonds	$—	$171,598,891	(a)	$—	$171,598,891
Municipal Bonds	—	32,155,155	(a)	—	32,155,155
U.S. Government Agencies	—	117,752,250	(a)	—	117,752,250
U.S. Government Securities	—	121,621,129	(a)	—	121,621,129
Government Bonds	—	8,760,310	(a)	—	8,760,310
Investment Company	2,281,400	—		—	2,281,400

Total	$2,281,400	$451,887,735		$—	$454,169,135

Municipal Bond
Municipal Bonds	$—	$918,739,525	(a)	$—	$918,739,525
Investment Company	8,419,800	—		—	8,419,800

Total	$8,419,800	$918,739,525		$—	$927,159,325

(a) The breakdown of the Fund’s investments into major categories or countries is disclosed in the Schedules of Portfolio Investments.

(b) The Non-U.S.Large Cap Fund, Global Small & Mid Cap Fund and Global Opportunities Fund certain foreign equities were fair valued at October 31, 2011 as a result of the change in the S&P 500 Index exceeding the Funds’ predetermined level (see footnote 3.A). As a result these securities were classified as Level 2. See footnote 3.A. regarding significant transfers between levels 1 and 2. The remaining Funds have no significant transfers between Level 1 and Level 2 investments during the reporting period.

(c) Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Schedule of Portfolio Investments.

(d) Represents securities as disclosed in the Australia section of the Schedule of Portfolio Investments.

* Other financial instruments are exchange traded options and futures (level 1), over-the-counter options (level 2), forwards (level 2) and swaps (level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

The following is a rollforward of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 11/1/10 (fair value)	Transfer in to level 3(a)	Purchases	Sales	Realized gain (loss)	Change in Unrealized appreciation (depreciation)	Transfer out of level 3(a)	Balance as of 10/31/11 (fair value)

Global Small & Mid Cap Fund
Equity Securities:
Australia	$128,707	$92,094	$—	$—	$—	$(47,230)	$(126,642)	$46,929
Austria	—	27,645	—	(1,517)	(6,806)	(14,067)	—	5,255
Canada	—	—	41,140	(15,282)	(17,936)	(4,749)	—	3,173
China	12,798	157,347	131,031	(4,454)	(2,541)	(26,122)	(17,669)	250,390
Denmark	—	—	4,899	—	—	(4,899)	—	—
France	136,865	—	—	(143,444)	84,198	(77,619)	—	—
Greece	—	9,456	22,927	(1,358)	(3,688)	(27,337)	—	—
Hong Kong	287,499	1,455,796	230,505	(439,003)	(759,045)	(303,253)	(116,451)	356,048
India	12,655	—	126,748	—	—	(32,431)	(12,655)	94,317
Indonesia	29,401	45,342	—	—	—	(14,541)	—	60,202
Israel	54,578	—	—	—	—	(6,165)	—	48,413
Italy	12,353	5,046	—	—	—	(12,789)	—	4,610
Malaysia	—	—	7,881	—	—	1,868	—	9,749
New Zealand	—	63,539	—	—	—	(63,539)	—	—
Singapore	50,900	—	—	(81,046)	45,031	(14,885)	—	—
South Korea	—	181,776	91,755	—	—	29,132	—	302,663
Taiwan	—	1,541	—	—	—	(853)	—	688
Thailand	28,019	—	—	(21,120)	(16,289)	9,390	—	—
United Kingdom	—	9,425	2,652	—	—	(6,733)	—	5,344
United States	10,560	—	—	—	—	(1)	—	10,559
Rights/Warrants:
Canada	—	—	—	—	—	798	—	798
India	1,437	—	—	—	—	—	(1,437)	—
South Korea	—	—	—	—	—	2,995	—	2,995
Spain	—	—	—	—	—	5	—	5
Sweden	—	—	534	—	—	(406)	—	128

Total	$765,772	$2,049,007	$660,072	$(707,224)	$(677,076)	$(673,431)*	$(274,854)	$1,202,266

Global Opportunities Fund
Equity Securities:
United States	$—	$—	$—	$—	$—	$655,500	$—	$655,500
Corporate Bonds:
Bermuda	$—	$1,081,666	$—	$—	$—	$34,050	$—	$1,115,716
Hong Kong	1,133,154	—	—	—	—	—	—	1,133,154
United States	—	—	12,125,000	—	—	(6,725,000)	—	5,400,000

Total	$1,133,154	$1,081,666	$12,125,000	$—	$—	$(6,035,450)*	$—	$8,304,370

(a) Transfers from(to) Level 3 to (from) Level 2 are due to an increase (or decline) in market activity (e.g. frequency of trades), which resulted in an increase (or decline) in available market inputs to determine price.

*The change in unrealized appreciation/depreciation on securities still held at October 31, 2011 was $(549,621) for the Global Small and Mid Cap Fund and $(6,035,450) for the Global Opportunities Fund, which is included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

In May 2011, the Financial Accounting Standards Board, (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation process used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for the interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

7.          Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is Bessemer Investment Management LLC (“BIM”), a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion

U.S. Large Cap Fund	0.70%	0.65%	0.60%
Non-U.S. Large Cap Fund	0.80%	0.75%	0.70%
Fixed Income Fund	0.45%	0.40%	0.35%
Municipal Bond Fund	0.45%	0.40%	0.35%

Average net assets

Global Small & Mid Cap Fund	0.85%
Real Return Fund	0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion

Global Opportunities Fund	1.10%	1.05%	1.00%

Effective November 16, 2011, the U.S. Large Cap Fund changed its name to Old Westbury Large Cap Core Fund (“Large Cap Core Fund”) and the Non-U.S. Large Cap Fund changed its name to Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”).

A special meeting of shareholders was held on October 18, 2011 at which the Large Cap Strategies Fund’s (formerly, Non-U.S. Large Cap Fund) shareholders voted to approve a change in the fee rates under the Investment Advisory Agreement between BIM and the Corporation. The new fee rates became effective November 16, 2011 and are as follows: 0.90% of the first $1.25 billion of average net assets, 0.85% of the next $1.25 billion up to $2.5 billion of average net assets and 0.80% of average net assets exceeding $2.5 billion.

BIM has retained Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”) and Mondrian Investment Partners Limited (“Mondrian”) as sub-advisers to each manage segments of the Global Small & Mid Cap Fund. Dimensional, Champlain and Mondrian are paid for their services directly by BIM.

BIM has retained Franklin Advisers, Inc. (“Franklin”), Shenkman Capital Management, Inc. (“SCM”) and BlackRock Financial Management, Inc. (“BlackRock”) as sub-advisers to each manage a segment of the Global Opportunities Fund. Franklin, SCM and BlackRock are paid for their services directly by BIM. As of December 1, 2010, T. Rowe Price International no longer acted as a sub-adviser for a portion of the Global Opportunities Fund’s portfolio. On December 1, 2010, BIM and BlackRock each assumed investment management responsibility for a portion of the Fund’s assets that were previously managed by T. Rowe Price International.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”)

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain officers of the Funds are also employees of BNY Mellon. The Corporation has entered into an Underwriting Agreement with BNY Mellon Distributors, Inc.

On November 28, 2011, The Bank of New York Mellon Corporation announced the sale of BNY Mellon Distributors Inc., the Funds’ Distributor, to the Foreside Financial Group (“Foreside”) (the “Transaction”). The Transaction, which will involve The Bank of New York Mellon Corporation selling the stock of BNY Mellon Distributors Inc. and its four broker dealer subsidiaries to Foreside, is anticipated to close, subject to any necessary governmental and regulatory approvals, during the first half of 2012.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services a maximum annual fee of up to 0.20% of its average daily net assets; however, with respect to the Fixed Income Fund and the Municipal Bond Fund, Bessemer has contractually committed to waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2013. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board of Directors. For the year ended October 31, 2011, the Fixed Income Fund and Municipal Bond Fund waived shareholder servicing fees of $437,237 and $846,027 respectively.

D. Custody Fees. The U.S. Large Cap Fund, Non-U.S. Large Cap Fund, Fixed Income Fund and Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian and the Real Return Fund, the Subsidiary and the Global Small & Mid Cap Fund have retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash, except for the Real Return Fund and the Subsidiary for which BTCO is only responsible for the collectible coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary. BTCO serves as custodian for the Global Small & Mid Cap Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Global Small & Mid Cap Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of the Non-U.S. Large Cap Fund and 0.015% of the average daily net assets of each of the U.S. Large Cap Fund, Fixed Income Fund and Municipal Bond Fund or portion thereof for the Global Small & Mid Cap Fund. BTCO receives a fee of 0.10% of the average daily net assets of the portion of the Real Return Fund for which BTCO serves as custodian. In addition, BTCO receives from the Real Return Fund and the Subsidiary any transaction costs, such as charges for moving them to auctions and shipping/vault charges, related to the Real Return Funds’s and the Subsidiary’s investments in collectible coins or bullions or other forms of precious metals. The Global Opportunities Fund has retained Citibank, N.A. (“Citibank”) to serve as it’s custodian and the Global Small & Mid Cap Fund, Real Return Fund and the Subsidiary have retained Citibank to serve as their co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash, excluding collectible coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary, and assets of the Global Small & Mid Cap Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

The Fund’s Custody Agreement with BTCO was amended to change the fee rate payable by the Large Cap Strategies Fund (formerly, Non-U.S. Large Cap Fund). Effective November 16, 2011, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of the Fund’s non-U.S. investments and 0.015% of the average daily net assets of the Fund’s U.S. investments.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2013 to waive its advisory fees to the extent necessary to maintain

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the U.S. Large Cap Fund at 1.00%, the Non-U.S. Large Cap Fund at 1.05%, the Global Small & Mid Cap Fund at 1.11%, the Global Opportunities Fund at 1.20%, the Real Return Fund at 1.10%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed in the Statements of Operations. For the year ended October 31, 2011, the adviser waived $0 for the U.S Large Cap Fund, $762,798 for the Non-U.S. Large Cap Fund, $3,227,090 for the Global Small & Mid Cap Fund, $7,179,044 for the Global Opportunities Fund and $1,328,589 for the Real Return Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $437,237 and $846,027 respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board of Directors.

The waiver by the Adviser of certain Investment Advisory Fees for the Large Cap Strategies Fund (formerly, Non-U.S. Large Cap Fund) has been changed. Effective November 16, 2011, the Adviser has contractually committed to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses, if any, of the Large Cap Strategies Fund at 1.15%. This commitment may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Through April 27, 2011, each Independent Director received from the Funds a total annual retainer of $82,500 (plus $40,000 for serving as the Board’s Chairman, $5,000 as the Board’s Vice Chairman, $15,000 as the Audit Committee Chairman, $15,000 as a member of the Pricing Committee and $7,500 each as the Nominating Committee Chairman and the Governance Committee Chairman) and received for attendance at Board and committee meetings the following:

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be telephonic

Regular Board Meeting	$ 9,000	$ 4,500
Special Board Meeting	6,000	3,000
Audit Committee Meeting	5,000	2,500
Nominating Committee Meeting	5,000	2,500
Governance Committee Meeting	5,000	2,500

Effective April 27, 2011, each Independent Director receives from the Funds a total annual retainer of $95,000 (plus $50,000 for serving as the Board’s Chairman, $10,000 for serving as the Board’s Vice Chairman, $20,000 for serving as the Audit Committee Chairman, $15,000 for serving as a member of the Pricing Committee and $10,000 each for serving as the Nominating Committee Chairman and the Governance Committee Chairman).

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Interested Directors, Officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Interest Expense When cash balances are overdrawn, the Funds are charged by Bessemer Trust Company an overdraft fee equal to 2.25% above the federal funds rate on outstanding balances. Citibank, N.A. charges 2.00% above the London InterBank Offered Rate for any overdrawn cash balances. These amounts, if any, are included in “interest expense” in the Statements of Operations when such expenses are incurred.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

8.	Securities Transactions:

Investment transactions for the year ended October 31, 2011, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales

U.S. Large Cap Fund	$347,560,403	$552,141,743
Non-U.S. Large Cap Fund	3,855,431,194	4,727,051,588
Global Small & Mid Cap Fund	2,171,681,837	1,682,535,440
Global Opportunities Fund	3,564,647,259	3,139,795,477
Real Return Fund (Consolidated)	1,766,064,663	1,541,783,531
Fixed Income Fund	72,167,074	20,837,308
Municipal Bond Fund	683,294,359	516,186,643

Purchase and sales of U.S. Government Securities, excluding those with maturities of one year or less during the year ended October 31, 2011 were as follows:

	Purchases	Sales

Real Return Fund (Consolidated)	$—	$145,190,327
Fixed Income Fund	291,656,280	308,653,738

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from paydowns, reclass of distributions, non-deductible expenses, the utilization of earnings and profits on shareholder redemptions and the tax treatment of foreign currency gains/losses. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

Permanent differences as of October 31, 2011, were as follows:

	Increase/(Decrease) Undistributed Net Investment Income	Increase/(Decrease) Net Realized Gains	Increase/(Decrease) Paid-in-Capital

Non-U.S Large Cap Fund	$300,015	$(300,015)	$—
Global Small & Mid Cap Fund	3,113,337	(8,747,487)	5,634,150
Global Opportunities Fund	72,305,085	(72,304,414)	(671)
Real Return Fund	4,972,783	(97,377,948)	92,405,165
Fixed income Fund	1,981,815	(1,981,815)	—
Municipal Bond Fund	(131)	131	—

By investing in the Subsidiary, the Real Return Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). The IRS has issued a private letter ruling to the Real Return Fund confirming that Subpart F income derived from its investment in the Subsidiary, which invests in commodities and commodity-linked instruments, will constitute “qualifying income” under Subchapter M of the Code. Based on such ruling, the Real Return Fund will seek to get exposure to commodities and commodity-linked instruments through investments in the Subsidiary.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains realized. These taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation, as applicable, as such income and/or gains are earned.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and Thailand on gains realized upon the sale of India and Thailand securities, payable upon repatriation of sales proceeds. The Funds may accrue a deferred tax liability for unrealized gains on India and Thailand securities based on existing tax rates and holding periods of the securities. As of October 31, 2011, the U.S. Large Cap Fund, the Global Small & Mid Cap Fund and the Global Opportunities Fund recorded liabilities of $5,324, $40,915 and $1,376,720 respectively, in the Statements of Assets and Liabilities as an estimate for potential future India and Thailand capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2011 was as follows (amounts in thousands):

	U.S. Large Cap Fund	Non-U.S. Large Cap Fund	Global Small & Mid Cap Fund	Global Opportunities Fund	Real Return Fund	Fixed Income Fund	Municipal Bond Fund

Distributions paid from:
Ordinary Income	$2,651	$21,321	$21,621	$310,722	$144,426	$12,654	$559
Net Long Term Capital Gains	—	—	178,765	—	—	574	3,296

Total Taxable Distributions	2,651	21,321	200,386	310,722	144,426	13,228	3,855
Tax Exempt Distributions	—	—	—	—	—	—	15,662

Total Distributions Paid	$2,651	$21,321	$200,386	$310,722	$144,426	$13,228	$19,517

The tax character of distributions from the Funds during the year ended October 31, 2010 was as follows (amounts in thousands):

	U.S. Large Cap Fund	Non-U.S. Large Cap Fund	Global Small & Mid Cap Fund	Global Opportunities Fund	Real Return Fund	Fixed Income Fund	Municipal Bond Fund

Distributions paid from:
Ordinary Income	$1,299	$29,969	$27,867	$73,969	$14,909	$15,517	$26
Net Long Term Capital Gains	—	—	—	—	—	1,840	—

Total Taxable Distributions	1,299	29,969	27,867	73,969	14,909	17,357	26
Tax Exempt Distributions	—	—	—	—	—	—	23,416

Total Distributions Paid	$1,299	$29,969	$27,867	$73,969	$14,909	$17,357	$23,442

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the period ended October 31, 2011, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The statute of limitations on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2011. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

At October 31, 2011, the components of accumulated earnings/(deficits) on a tax basis were as follows:

	U.S.Large Cap Fund	Non-U.S. Large Cap Fund	Global Small & Mid Cap Fund	Global Opportunities Fund	Real Return Fund*	Fixed Income Fund	Municipal Bond Fund

Undistributed Tax Exempt Income	$—	$—	$—	$—	$—	$—	$—
Undistributed Ordinary Income	1,766,974	35,889,302	31,191,443	146,785,546	3,816,675	1,758,652	1,364,144
Undistributed Realized Capital Gains	—	—	129,935,539	—	—	9,168,649	2,445,631

Accumulated Earnings	1,766,974	35,889,302	161,126,982	146,785,546	3,816,675	10,927,301	3,809,775
Accumulated Capital Loss Carryforwards	(66,327,040)	(388,613,444)	—	(213,212,498)	(245,786,188)	—	—
Unrealized Appreciation/Depreciation	21,501,933	51,048,216	743,690,767	(126,002,823)	18,947,892	10,871,487	26,504,292
Other Temporary Differences	—	—	—	(57,880)	—	—	—

Total Accumulated Earnings/(Deficits)	$(43,058,133)	$(301,675,926)	$904,817,749	$(192,487,655)	$(223,021,621)	$21,798,788	$30,314,067

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

*As explained in Note 2, the Real Return Fund’s accompanying consolidated financial statements include the financial results of Real Return Fund and the Subsidiary in accordance with U.S. GAAP. For U.S. federal income tax purposes however, the Subsidiary is designated as a controlled foreign corporation and treated as a segregated investment of the Real Return Fund. As a result, the taxable income or loss generated by the Subsidiary is not consolidated but rather passes through to the Real Return Fund, based on tax rules for controlled foreign corporations, with a corresponding adjustment to the Real Return Fund’s tax basis in the Subsidiary. This reporting disparity gives rise to differences when calculating distributable earnings/(deficits) under U.S. GAAP and for U.S. federal income taxes and such differences could be material.

At October 31, 2011, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

2017

U.S. Large Cap Fund	$66,327,040
Non-U.S. Large Cap Fund	388,613,444
Global Opportunities Fund	213,212,498
Real Return Fund	245,786,188

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year beginning after October 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending October 31, 2012 financial statements.

Capital loss carryforwards utilized in the current year were as follows:

U.S. Large Cap Fund	$5,024,149
Non-U.S. Large Cap Fund	11,600,173
Global Opportunities Fund	78,836,042
Real Return Fund	46,275,426

10.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements other than as set forth below and as discussed in Note 7 above.

At a meeting held on September 12, 2011, the Board approved changes to the U.S. Large Cap Fund’s and Non-U.S. Large Cap Fund’s name, principal investment strategies, portfolio managers and benchmark index, and other related changes. These changes also included the approval of two new sub-advisers to the Non-U.S. Large Cap Fund and a change in the fee rate under the investment advisory agreement between BIM and the Corporation with respect to the Non-U.S. Large Cap Fund. The change in the fee rate required the approval of the Fund shareholders, which occurred at a special meeting of shareholders held on October 18, 2011. All of these changes, which were part of a broader initiative involving repositioning the investment focus and strategies of both Funds, became effective on November 16, 2011.

Additional changes to the Custody Agreement and the waiver by the Adviser of certain Investment Advisory Fees are detailed in Note 7 to the financials.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

11.	Additional Tax Information (Unaudited):

Qualified Dividend Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2011, as Qualified Dividend Income (“QDI”) as defined in the Code as follows:

U.S. Large Cap Fund	100.00%
Non-U.S. Large Cap Fund	100.00%
Global Small & Mid Cap Fund	100.00%
Global Opportunities Fund	3.89%
Real Return Fund	11.55%

Qualified Interest Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2011, as Qualified Interest Income as defined in the Code as follows:

U.S. Large Cap Fund	0.10%
Non-U.S. Large Cap Fund	0.22%
Global Small & Mid Cap Fund	6.39%
Global Opportunities Fund	83.56%
Real Return Fund	11.05%
Fixed Income Fund	100.00%
Municipal Bond Fund	100.00%

Qualified Short Term Gain (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2011, as Qualified Short-Term Gain as defined in the Code as follows:

Fixed Income Fund	5.15%
Municipal Bond Fund	97.28%

Dividends Received Deduction (Unaudited)

For the fiscal year ended October 31, 2011, the following percentage of income dividends paid by the Funds qualifies for the Dividends Received Deduction available to corporations:

U.S. Large Cap Fund	100.00%
Global Small & Mid Cap Fund	96.88%
Global Opportunities Fund	1.96%
Real Return Fund	7.48%

Long Term Capital Gain Dividends (Unaudited)

The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Code for the fiscal year ended October 31, 2011 as follows:

Global Small & Mid Cap Fund	$183,765,153
Fixed Income Fund	573,950
Municipal Bond Fund	3,296,437

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2011

U.S. Government Income (Unaudited)

The percentages of the ordinary income dividends paid by the Funds during the fiscal year ended October 31, 2011 which was derived from U.S. Treasury securities were as follows:

U.S. Large Cap Fund	0.05%
Non-U.S. Large Cap Fund	0.10%
Global Small & Mid Cap Fund	0.10%
Global Opportunities Fund	0.11%
Real Return Fund	0.50%
Fixed Income Fund	31.18%

Tax Exempt Distributions (Unaudited)

The Municipal Bond Fund designates $15,662,021 as tax exempt dividends paid for the fiscal year ended October 31, 2011.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Old Westbury Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Old Westbury Funds, Inc. (comprising, respectively, U.S. Large Cap Fund, Non-U.S. Large Cap Fund, Global Small & Mid Cap Fund, Global Opportunities Fund, Real Return Fund (consolidated), Fixed Income Fund, and Municipal Bond Fund (collectively the “Funds”), including the portfolios of investments of U.S. Large Cap Fund, Non-U.S. Large Cap Fund, Global Opportunities Fund, Real Return Fund (consolidated), Fixed Income Fund, Municipal Bond Fund and the condensed portfolio of investments of Global Small & Mid Cap Fund, as of October 31, 2011, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years then ended and the financial highlights of U. S. Large Cap, Non-U.S. Large Cap, Global Small & Mid Cap, Real Return (consolidated), Fixed Income and Municipal Bond for each of the five years in the period then ended and the financial highlights for Global Opportunities Fund for each of the three years in the period then ended and the period from November 28, 2007 to October 31, 2008. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising Old Westbury Funds, Inc. at October 31, 2011, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 22, 2011

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited)

Independent and Interested Directors. The following table sets forth certain information with respect to the Directors of the Corporation:

Name, Address, and Age	Position(s) Held with Funds	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director- ships[1] Held by Director During Past 5 Years

Interested Director

Stephen M. Watson[2] 630 Fifth Avenue New York, NY 10111 Age: 53	Director	Indefinite; 4 Years	Managing Director of Bessemer Trust Company, N.A.	7	0

Independent Directors

Robert M. Kaufman, Esq. 630 Fifth Avenue New York, NY 10111 Age: 81	Chairperson & Director	Indefinite; 18 Years	Optional Services Partner, Proskauer Rose LLP, Attorneys at Law.	7	0

Eugene P. Beard 630 Fifth Avenue New York, NY 10111 Age: 76	Vice Chairperson & Director	Indefinite; 13 Years	Chairman and Chief Executive Officer, Westport Asset Fund, Inc.	7	4[3]

Patricia L. Francy 630 Fifth Avenue New York, NY 10111 Age: 66	Director	Indefinite; 7 Years	Director, various corporate, not-for-profit and foundation boards.	7	1[4]

John R. Whitmore 630 Fifth Avenue New York, NY 10111 Age: 77	Director	Indefinite; 12 Years	Financial Advisor and Corporate Director.	7	2[5]

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

Name, Address, and Age	Position(s) Held with Funds	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director- ships[1] Held by Director During Past 5 Years

J. David Officer 630 Fifth Avenue New York, NY 10111 Age: 63	Director	Indefinite; Since October 24, 2011

Chief Executive Officer and Chairman, Laurel Capital Advisors (2005-Present). Formerly, Consultant, Fidelity (2011); Consultant, Pershing LLC (2010); Vice President, The Dreyfus Family of Funds (2010); President, Dreyfus Funds, Inc. (2006-2009); Executive Vice President, The Bank of New York Mellon (2008-2009); Executive Vice President, BNY Mellon N.A. (2008-2009); Vice President, BNY Mellon Funds Trust (2007-2009); President and Chairman, Dreyfus Founders Funds, Inc. (2007-2009); Chairman and Chief Executive Officer, Founders Asset Management (2007-2009); Consultant, The Dreyfus Corporation (2006-2009); Chief Operating Officer, The Dreyfus Corporation (2006-2009); President, MBSC Securities Corporation (2007-2009); President, The Dreyfus Family of Funds (2007-2009); Vice President, Dreyfus Service Organization, Inc. (2004-2009); Vice Chairman, The Dreyfus Corporation (1998-2009); President, Dreyfus Service Corporation (2000-2007); President, MBSC, LLC (2002-2007); Executive Vice President, Mellon Bank, NA (1994-2008).

				7	10[6]

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

[1]

Directorships held during the last five years in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[2]

Directors who are or may be deemed “interested persons” (as defined under the 1940 Act) of the Corporation, BIM or Bessemer are referred to as Interested Directors. Mr. Watson is deemed an Interested Director by virtue of his position as Managing Director of Bessemer Trust Company, N.A.

[3]

Mr. Beard serves, or has served, as Director of the following entities: Cambridge Solutions Plc., Huntsworth Plc., Marc USA Corp.,One to One Interactive, Inc., Cambridge Technology, Inc., BBH Fund, Inc., BBH Trust, BBH US Money Market Portfolio, BBH Common Settlement Fund, BBH Common Settlement Fund II, Mattel, Inc, and Catalina Marketing Corporation.

[4]	Ms. Francy serves as Director of Siebert Financial Corp.

[5]

Mr. Whitmore serves, or has served, as Director of the following entities: B.F. Saul Company and Saul Centers, Inc., ASB Capital Management, Inc., Chevy Chase Trust Company, Meadowbrook Equity Fund II, LLC, and Meadowbrook Equity Fund III, LLC. Mr. Whitmore also served as Director of Chevy Chase Bank.

[6]

Mr. Officer serves, or has served, as Director of the following entities: DBX ETF Trust (5), Dreyfus Transfer, Inc., Dreyfus Service Organization, Inc., Seven Six Seven Agency, Inc., Mellon Residential Funding Corp., Mellon United National Bank, Dreyfus Fund International Limited, Man Long Short Fund, GLG International Small Cap Fund and BNY Mellon Funds Trust.

OLD WESTBURY FUNDS, INC. DIRECTORS AND OFFICERS OF OLD WESTBURY FUNDS, INC. (UNAUDITED) - (Continued)

Officers. The table below sets forth certain information with respect to the Officers of the Corporation:

Name, Address, and Age	Position(s) Held with Funds	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years

Marc D. Stern 630 Fifth Avenue New York, NY 10111 Age: 49	President	Indefinite; 6 Years

Senior Managing Director and Chief Investment Officer, The Bessemer Group, Incorporated and all bank subsidiaries thereof (Since 2004); Head of Wealth Management Group, Bernstein Investment Research & Management (1995 to 2004).

Steven L. Williamson 630 Fifth Avenue New York, NY 10111 Age: 58	Chief Legal Officer	Indefinite; 7 Years

Managing Director and General Counsel, The Bessemer Group, Incorporated and principal bank subsidiaries (Since 2007); Managing Director and Associate General Counsel, The Bessemer Group, Incorporated and principal bank subsidiaries (2000- 2006).

Don J. Andrews 630 Fifth Avenue New York, NY 10111 Age: 53	Vice President	Indefinite; 8 Years	Managing Director and Chief Compliance Officer, Bessemer Trust Company, N.A. (Since 2002).
	Vice President & Chief Compliance Officer	5 Years

	Vice President, Chief Compliance Officer & Chief Risk Management Officer	2 Years

OLD WESTBURY FUNDS, INC. DIRECTORS AND OFFICERS OF OLD WESTBURY FUNDS, INC. (UNAUDITED) - (Continued)

Name, Address, and Age	Position(s) Held with Funds	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years

Peter C. Artemiou 630 Fifth Avenue New York, NY 10111 Age: 48	Vice President	Indefinite; 9 Years	Principal and Controller - Alternative Investments, The Bessemer Group, Incorporated and Bessemer Trust Company, N.A. (Since 2000).
	Vice President & Assistant Treasurer	3 Years

	Vice President & Treasurer	2 Years

Nicola R. Knight 630 Fifth Avenue New York, NY 10111 Age: 48	Assistant Secretary	Indefinite; 2 Years	Principal and Associate General Counsel of Bessemer Trust Company, N.A. (Since September 2007);SVP and Senior Securities Counsel, United States Trust Company (August 2005 -September 2007).

Louis Beasley 630 Fifth Avenue New York, NY 10111 Age: 40	Vice President	Indefinite; Since April 2011

Senior Vice President and Director of Investment Management Compliance, Bessemer Trust Company, N.A. (Since November 2006); Senior Compliance Analyst, Credit Suisse Asset Management (July 2005-October 2006).

Kenneth R. Goodall 630 Fifth Avenue New York, NY 10111 Age: 46	Vice President & Anti-Money Laundering Compliance Officer	Indefinite; Since April 2011	Principal and Director of Compliance & Risk Management, Bessemer Trust Company, N.A. (Since February 2011); Director of Compliance, The Newport Group, Inc. (2003-2011).

Andrew J. McNally 760 Moore Road King of Prussia, PA 19406 Age: 40	Treasurer Vice President & Assistant Treasurer	Indefinite; 3 Years 2 Years

Vice President and Senior Director of Fund Accounting & Administration, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (formerly, PNC Global Investment Servicing (U.S.) Inc.)(“PNC”))(financial services company) (Since 2007); Vice President and Director of Fund Accounting and Administration, PNC (2000-2006).

OLD WESTBURY FUNDS, INC. DIRECTORS AND OFFICERS OF OLD WESTBURY FUNDS, INC. (UNAUDITED) - (Continued)

Name, Address, and Age	Position(s) Held with Funds	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years

Diane J. Drake 301 Bellevue Parkway Wilmington, DE 19809 Age: 44	Secretary	Indefinite; 5 Years	Managing Director and Senior Counsel, BNY Mellon (Since 2010); Vice President and Counsel, BNY Mellon (Since 2008);Vice President and Associate Counsel, BNY Mellon (2003-2007).

Jack Jafolla 760 Moore Road King of Prussia, PA 19406 Age: 40	Assistant Treasurer	Indefinite; 5 Years

Senior Manager of NAV Operations BNY Mellon (Since 2008); Senior Manager of Fund Accounting & Administration, BNY Mellon (2005-2008); Manager, Fund Accounting & Administration, BNY Mellon (1998- 2005).

The Statement of Additional Information (“SAI”) includes additional information about the Corporation’s Directors and Officers and is available upon request, without charge. To obtain a copy of the SAI, please call (800) 607-2200.

ADDITIONAL INFORMATION

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

OLD WESTBURY FUNDS, INC. APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT WITH MONDRIAN INVESTMENT PARTNERS LIMITED (UNAUDITED)

At a meeting held on July 19, 2011, the Board of Directors, including the Directors who are not “interested persons” (as defined in the 1940 Act) of any party to the agreement defined below (“Independent Directors”), unanimously approved a new Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) with Mondrian Investment Partners Limited (“Mondrian”) for the Global Small & Mid Cap Fund (the “Fund”), subsequent to a technical change of control of Mondrian on July 12, 2011 that resulted in the automatic termination of the prior sub-advisory agreement with Mondrian dated January 21, 2011 (the “Prior Sub-Advisory Agreement”). The terms and conditions, including fee rates, of the New Sub-Advisory Agreement are identical to those of the Prior Sub-Advisory Agreement, which the Board approved at a meeting held on January 20, 2011. The following summary details the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the New Sub-Advisory Agreement. The Board noted that, as a key threshold matter, the fees payable to Mondrian under the New Sub-Advisory Agreement do not result in an increase in the Fund’s advisory fee levels that had been previously approved by the Fund’s shareholders.

In approving the New Sub-Advisory Agreement, the Board considered the overall fairness of the New Sub-Advisory Agreement and whether the agreement was in the best interests of the Fund. The Board noted that it had received and reviewed, including at its July 19, 2011 meeting and a previous special meeting held on July 11, 2011, materials from Mondrian, including comparative performance information, Mondrian’s performance under the Prior Sub-Advisory Agreement and certain financial information. The Board also noted that it received assurances from Mondrian that there would be no change in the management or day-to-day operations of Mondrian as a result of the change in its ownership structure. Additionally, the Board noted that it had previously received and reviewed, including at its January 20, 2011 and December 17, 2010 meetings, substantial information regarding Mondrian and the services to be provided to the Fund in connection with the Board’s approval of the Prior Sub-Advisory Agreement. In this regard, the Directors reviewed a detailed due diligence questionnaire from Mondrian, as well as information concerning Mondrian and its organization, comparative performance and fees, compliance program and financial condition. The Board also noted that the Independent Directors had met in executive session with their counsel and counsel to the Fund to discuss the re-engagement of Mondrian as a sub-adviser to the Fund. During the executive session, the Independent Directors reviewed their legal responsibilities in approving the New Sub-Advisory Agreement and discussed materials and other information provided to the Board. The Board concluded that it had received adequate information to make a reasonable determination with respect to the approval of the New Sub-Advisory Agreement. The Board’s conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor.

(1) The nature, extent and quality of services to be provided by Mondrian.

The Board considered the scope and quality of services to be provided by Mondrian, including the fact that Mondrian pays the costs of all necessary investment and management facilities necessary for the efficient conduct of its services. The Board also considered, among other things, the qualifications and experience of the individual portfolio managers responsible for managing Mondrian’s portion of the Fund. Based on these considerations, as well as those discussed below, the Board concluded that the nature, extent and quality of services to be provided by Mondrian were satisfactory.

(2) The performance of Mondrian.

The Board considered the performance data provided by Mondrian, including the performance under the Prior Sub-Advisory Agreement and the performance of comparable funds and/or accounts managed by Mondrian, and determined that Mondrian had demonstrated an ability to appropriately manage the assets of the Fund.

(3) The cost of the advisory services and comparative fee rates.

As is indicated above, the Board noted that Mondrian’s fees would, as was the case under the Prior Sub-Advisory Agreement, be paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of Mondrian. The Directors reviewed the level of the proposed fee rate, which was the same as under the Prior Sub-Advisory Agreement, against a number of different benchmarks and comparisons. The Board also considered, among other things, information provided by Mondrian regarding its fee arrangements with other sub-advised registered funds. Based on these considerations, as well as other factors described herein, the Board, including all of the Independent Directors, concluded that Mondrian’s sub-advisory fee rates were fair and reasonable in light of the quality of services to be provided by Mondrian.

OLD WESTBURY FUNDS, INC. APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT WITH MONDRIAN INVESTMENT PARTNERS LIMITED (UNAUDITED) - (Continued)

(4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale

The Board discussed whether any economies of scale would be realized with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale. The Board noted that the Adviser would bear Mondrian’s sub-advisory fee. At this time, the Board concluded that as the mandate, including under the Prior Sub-Advisory Agreement, was still relatively new, economies of scale could not be effectively evaluated at this time. The Directors undertook to continue to monitor the appropriateness of the sub-advisory fee, taking into account the potential impact of economies of scale, as the mandate grew.

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed whether there were other benefits received by the Adviser, Mondrian, or their affiliates, from Mondrian’s relationship with the Fund. The Board concluded that any such fall-out benefits (such as soft dollar-credits) resulting from the proposed engagement of Mondrian were such that it did not affect the Board’s conclusion that the proposed sub-advisory fee was reasonable.

Conclusion

The Board, including all of the Independent Directors, concluded that the fees to be paid to Mondrian under the New Sub-Advisory Agreement were fair and reasonable with respect to the services that Mondrian will provide, in light of the factors that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

OLD WESTBURY FUNDS, INC. RENEWAL OF AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

At a meeting held on July 25 and 26, 2011, the Board of Directors, including the Directors who are not “interested persons” (as defined in the 1940 Act) of any party to the agreements defined below (“Independent Directors”), unanimously approved the continuation of the following investment advisory and sub-advisory agreements (collectively, the “Agreements”): (1) an amended and restated investment advisory agreement between Bessemer Investment Management LLC (“BIM” or “Adviser”) and the Corporation on behalf of each Fund, (2) a sub-advisory agreement among BIM, Dimensional Fund Advisors Inc. (“Dimensional”) and the Corporation on behalf of the Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”), (3) a sub-advisory agreement among BIM, Champlain Investment Partners, LLC (“Champlain”) and the Corporation on behalf of the Global Small & Mid Cap Fund, (4) a sub-advisory agreement among BIM, Franklin Advisers, Inc. (“Franklin”) and the Corporation on behalf of the Old Westbury Global Opportunities Fund (“Global Opportunities Fund”), (6) a sub-advisory agreement among BIM, Shenkman Capital Management, Inc. (“Shenkman”) and the Corporation on behalf of the Global Opportunities Fund, and (7) a sub-advisory agreement among BIM, BlackRock Financial Management, Inc. (“BlackRock”) and the Corporation on behalf of the Global Opportunities Fund. At both the meeting of the Board held on July 25 and 26, 2011 and at a meeting of the Board held on April 26 and 27, 2011, the Board had requested and received substantial information regarding the Adviser, each of the Sub-Advisers, and the Agreements, as well as related matters pertaining to the fees charged and services provided by affiliated service providers. The Directors reviewed detailed due diligence questionnaires from BIM and each of the Sub-Advisers, as well as substantial information concerning, among other things, each Funds’ performance, comparative fee and expense information as well as information regarding BIM and each of the Sub-Advisers relating to their respective organizations, compliance and regulatory processes and programs and financial condition. In addition, the Adviser supplied the Directors with additional information concerning its estimated profitability from managing the Funds. Moreover, the Board had received materials and presentations throughout the course of the year relating to the investment management and operation of the Funds.

The Board’s determinations were made on the basis of each Director’s business judgment after consideration of all of the information requested and presented. In reviewing the materials presented, the Board did not identify any single matter or particular information that, in isolation, would be a controlling factor in making a final decision regarding the Agreements. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

The following summary details the materials and factors that the Board considered, and the conclusions that the Board reached, in approving the continuance of the Agreements

(1) The nature, extent and quality of services provided by the Adviser and Sub-Advisers.

The Board considered the scope and quality of services provided by the Adviser and Sub-Advisers, particularly the qualifications, capabilities and experience of the portfolio managers and other personnel who are responsible for providing services to the Funds. The Board also considered the fact that the Adviser and Sub-Advisers pay the costs of all necessary investment and management facilities necessary for the efficient conduct of their respective services.

The Board considered that the Adviser manages the investment program of the Funds and that the Adviser keeps the Board informed of important developments affecting the Funds. The Board evaluated these factors based on its direct experience with the Adviser, and in consultation with Independent Counsel. The Board also considered the Adviser’s effectiveness in ensuring that the Funds are in compliance with their respective investment policies and restrictions and the requirements of the 1940 Act and related securities regulations.

Based on these factors, as well as other factors discussed herein, the Board concluded that the nature, quality and extent of services provided by the Adviser and Sub-Advisers have been and continue to be satisfactory.

(2) The performance of the Funds and the Adviser and Sub-Advisers.

The Board’s analysis of the Funds’ performance included the discussion and review of the performance data of each of the Funds and a representative group of similar funds. The Board reviewed comparative performance over long-, intermediate-and short-term periods and noted that the Funds’ comparative performance was reasonable.

(3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the level of advisory fees, the Board considered a number of factors. The Board’s analysis of each Fund’s advisory fees and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of each Fund compared to a representative group of similar funds and noted that each Fund’s advisory fee and expenses were generally in line with those of their representative group. The Board also noted the advisory

OLD WESTBURY FUNDS, INC. RENEWAL OF AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED) - (Continued)

fee breakpoints as well as the Adviser’s contractual commitment to waive advisory fees for certain of the Funds. Additionally, the Board considered the Adviser’s profitability. With respect to the sub-advisory agreements with the Sub-Advisers, the Board noted that the Sub-Advisers’ fees were paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of the Sub-Advisers. The Board reviewed fee data from the Sub-Advisers with respect to similarly managed accounts.

Based on this analysis as well as other factors described herein, including the fact that all series of the Corporation, including the Funds, are intended principally to satisfy asset allocation requirements of client accounts of Bessemer and its affiliates, the Board concluded that the advisory fee schedule for each Fund was fair and reasonable in light of the quality of services provided by the Adviser and Sub-Advisers.

(4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Board considered the information provided by the Adviser relating to economies of scale. In this regard, the Board noted the current advisory fee breakpoint levels at $500 million and $1 billion with respect to U.S. Large Cap Fund, Non-U.S. Large Cap Fund, Fixed Income Fund and Municipal Bond Fund, and at $1.25 billion and $2.5 billion for the Global Opportunities Fund. The Board also considered the experience of the Adviser in managing the Funds, as well as the Adviser’s profitability analysis. With respect to the Global Small & Mid Cap and Real Return Funds, the Board determined that it would continue to monitor whether breakpoints would be appropriate should those Funds continue to grow in size.

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser and its affiliates from its management of the Funds (such as soft-dollar credits), including the ability to market its advisory services for similar products in the future. In addition, the Board discussed the compensation payable by the Funds to affiliates of the Adviser for other services including administrative services, shareholder servicing and custody. The Board also discussed the use of the series of the Corporation as asset allocation investment vehicles for clients of Bessemer and its affiliates, with the resulting expectation that the asset sizes of the Funds would grow as Bessemer’s client base grows. The Board concluded that advisory fees were reasonable in light of these fall-out benefits.

Conclusion:

The Board, including all of the Independent Directors, concluded that the fees payable under the Agreements were fair and reasonable with respect to the services that BIM and each Sub-Adviser provides, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the Independent Directors in making this determination.

OLD WESTBURY FUNDS, INC.
APPROVAL OF AMENDMENT TO INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At a special meeting held on September 12, 2011 (the “Meeting”), the Board of Directors, including the Directors who are not “interested persons” (as defined in the 1940 Act) of any party to the agreement defined below (“Independent Directors”), unanimously approved an amendment to the investment advisory agreement between Bessemer Investment Management LLC (“BIM” or “Adviser”) and the Corporation on behalf of each Fund in connection with a proposed fee change for the Non-U.S. Large Cap Fund (the “Amendment”). At both the special meeting of the Board held on September 12, 2011 and at special meetings held prior to the Meeting, the Board had requested and received substantial information regarding the Adviser, the proposed fee change, the proposed engagement of new sub-advisers and other aspects of repositioning the Non-U.S. Large Cap Fund and the U.S. Large Cap Fund (the “Repositioning”). The Board noted that, in connection with its annual review and approval of the current Advisory Agreement at a meeting held on July 26, 2011 (the “Annual Renewal”), it had recently received substantial information based, in part, on requests from the Board and Independent Counsel, and including responses from the Adviser to detailed due diligence questionnaires, as well as substantial information concerning, among other things, the Non-U.S. Large Cap Fund’s performance, comparative fee and expense information as well as information regarding the Adviser, its compliance and regulatory processes and programs and its financial condition. In addition, the Board reviewed additional information provided by the Adviser concerning its estimated profitability from managing the Non-U.S. Large Cap Fund. It was further noted that the Board had received materials and presentations throughout the course of the year relating to the investment management and operation of the Non-U.S. Large Cap Fund.

In connection with the Annual Renewal, the Board requested information regarding the fees charged by the Adviser to similarly managed institutional accounts and how those fees compared to the fees charged to the Non-U.S. Large Cap Fund. The Board noted that the Adviser represented that it does not manage any institutional accounts similarly managed to the Non-U.S. Large Cap Fund. The Board also received information regarding similarly managed accounts maintained by Bessemer. The Board noted the differences in services provided by Bessemer to its clients compared to the Non-U.S. Large Cap Fund and the differences in the fee models associated with both types of businesses.

The Board considered the Amendment in the context of the Repositioning, since the Repositioning, including the proposed fee change, involves an integrated initiative repositioning the investment focus and strategies of the Non-U.S. Large Cap Fund and the U.S. Large Cap Fund as presented at the Meeting as well as at the special meetings held on August 12, 2011 and August 31, 2011. In this context, the Board considered the proposed engagement of new sub-advisers and the attendant complexity, costs and benefits resulting from these engagements. Furthermore, the Board considered the other aspects of the Repositioning and the Adviser’s pivotal role, including coordinating with and overseeing the new sub-advisers, in connection with managing the Non-U.S. Large Cap Fund in accordance with its revised investment focus and strategies, which would place enhanced duties on the Adviser. The Board also noted the Adviser’s representations that the Repositioning will not diminish the present services provided to the Non-U.S. Large Cap Fund.

The Board considered the Adviser’s undertaking with respect to the contractual advisory fee waivers, in connection with the Repositioning. Specifically, the Board took into account that, if shareholders approve the Amendment, applicable contractual advisory fee waivers would be in place through October 31, 2012.

The Board’s determinations were made on the basis of each Director’s business judgment after consideration of all of the information requested and presented. In reviewing the materials presented, the Board did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the Amendment. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

The following summary further details the materials and factors that the Board considered, and the conclusions they reached, in approving the Amendment.

(1) The nature, extent and quality of services provided by the Adviser.

The Board considered the scope and quality of services provided by the Adviser, particularly the qualifications, capabilities and experience of the portfolio managers and other personnel (including the proposed new sub-advisers) who are/would be responsible for providing services to the Non-U.S. Large Cap Fund. The Board considered that the Adviser manages the investment program of the Fund and that the Adviser keeps the Board informed of important developments affecting the Fund. The Board evaluated these factors based on its direct experience with the Adviser, and in consultation with Independent Counsel. The Board also considered the Adviser’s effectiveness in ensuring that the Fund is in compliance with its investment policies and restrictions and the requirements of the 1940 Act and related securities regulations.

OLD WESTBURY FUNDS, INC.
APPROVAL OF AMENDMENT TO INVESTMENT ADVISORY AGREEMENT (UNAUDITED) - (Continued)

Based on these factors, as well as other factors discussed herein, the Board concluded that the nature, quality and extent of services provided by the Adviser have been and continue to be satisfactory.

(2) The performance of the Non-U.S. Large Cap Fund and the Adviser.

The Board’s analysis of the Fund’s performance included the discussion and review of the performance data of the Fund and a representative group of similar funds. The Board received this information in connection with the Annual Renewal. The Board reviewed comparative performance over long-, intermediate- and short-term periods and noted that the Fund’s comparative performance was reasonable.

(3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Non-U.S. Large Cap Fund.

In connection with the Board’s consideration of the proposed fee change, the Board considered a number of factors. The Board’s analysis of the proposed fee change and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to a representative group of similar funds. The Board also noted the advisory fee breakpoints as well as the Adviser’s contractual commitment to waive advisory fees for the Fund. Additionally, the Board considered the Adviser’s profitability.

Based on this analysis as well as other factors described herein, including the fact that all series of the Corporation, including the Non-U.S. Large Cap Fund, are intended principally to satisfy asset allocation requirements of client accounts of Bessemer and its affiliates, the Board concluded that the proposed fee change was fair and reasonable in light of the quality of services provided by the Adviser.

(4) The extent to which economies of scale will be realized as the Non-U.S. Large Cap Fund grows and whether fee levels reflect those economies of scale.

The Board considered the information provided by the Adviser relating to economies of scale. In this regard, the Board noted that the proposed fee change involved breakpoint levels at $1.25 billion and $2.5 billion. The Board also considered the experience of the Adviser in managing the Fund, as well as the Adviser’s profitability analysis.

(5) Ancillary benefits and other factors

In addition to the above factors, the Board also discussed other benefits received by the Adviser and its affiliates from its management of the Fund (such as soft-dollar credits), including the ability to market its advisory services for similar products in the future. In addition, the Board discussed the compensation payable by the Fund to affiliates of the Adviser for other services including administrative services, shareholder servicing and custody. The Board also discussed the use of the series of the Corporation as asset allocation investment vehicles for clients of Bessemer and its affiliates, with the resulting expectation that the asset sizes of the Fund would grow as Bessemer’s client base grows. The Board concluded that the proposed fee change was reasonable in light of these fall-out benefits.

Conclusion

The Board, including all of the Independent Directors, concluded that the fees to be paid under the Amendment were fair and reasonable with respect to the services that the Adviser would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Independent Counsel in making this determination.

OLD WESTBURY FUNDS, INC.
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENTS WITH OLDFIELD PARTNERS LLP AND SANDS CAPITAL MANAGEMENT, LLC (UNAUDITED)

At a special meeting held on September 12, 2011, the Board of Directors, including the Directors who are not “interested persons” (as defined in the 1940 Act) of any party to the agreement defined below (“Independent Directors”), unanimously approved a new Investment Sub-Advisory Agreement among Oldfield Partners LLP (“Oldfield”), Bessemer Investment Management LLC (“BIM” or “Adviser”) and the Corporation on behalf of the Non-U.S. Large Cap Fund (the “Fund”) and a new Investment Sub-Advisory Agreement among Sands Capital Management, LLC, BIM and the Corporation on behalf of the Fund (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”). The Board noted that, as a key threshold matter, the fees payable to Oldfield and Sands under the Sub-Advisory Agreements would be borne by the Adviser from the advisory fee that it receives from the Fund. The Board noted that it had approved the proposed fee change for the Fund due, in part, to the attendant complexity, costs and benefits resulting from the engagement of the proposed sub-advisers. In approving the Sub-Advisory Agreements with Oldfield and Sands, the Board considered the overall fairness of the Sub-Advisory Agreements and whether the Sub-Advisory Agreements were in the best interests of the Fund. The Board noted that it had received and reviewed, including at a previous special meeting held on August 31, 2011, substantial information regarding Oldfield and Sands, and the services to be provided by Oldfield and Sands to the Fund under the Sub-Advisory Agreements. This information, which included a detailed due diligence questionnaire from Oldfield and Sands, as well as information concerning each organization, their respective compliance programs and financial conditions, formed, in part, the primary (but not exclusive) basis for the Board’s determinations. The Board also noted that the Independent Directors had met in executive session with their counsel and counsel to the Fund, as well as with BIM to discuss BIM’s recommendation regarding Oldfield’s and Sands’ appointment. During the executive session, the Independent Directors reviewed their legal responsibilities in approving the Sub-Advisory Agreements and discussed materials and other information provided by Oldfield and Sands. The Board concluded that it had received adequate information to make a reasonable determination with respect to the approval of each Sub-Advisory Agreement.

The Board’s conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor.

The following summary details the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Sub-Advisory Agreements.

(1) The nature, extent and quality of services to be provided by Oldfield and Sands.

The Board considered the scope and quality of services to be provided by each of Oldfield and Sands, including the fact that each sub-adviser pays the costs of all investment and management facilities necessary for the efficient conduct of its services. The Board also considered, among other things, the qualifications and experience of the individual portfolio managers responsible for managing each of Oldfield’s and Sands’ portions of the Fund.

Based on these considerations, as well as those discussed below, the Board concluded that the nature, extent and quality of services to be provided by Oldfield and Sands were satisfactory.

(2) The performance of Oldfield and Sands.

The Board considered the performance data provided by each of Oldfield and Sands and determined that Oldfield and Sands had demonstrated an ability to appropriately manage assets in the styles expected to be used by each of them in connection with the Fund.

(3) The cost of the advisory services and comparative fee rates.

As previously discussed, the Board noted that each of Oldfield’s and Sands’ fees would be paid entirely by BIM. The Directors reviewed the level of the proposed respective fees against a number of different benchmarks and comparisons.

Based on these considerations, as well as other factors described herein, the Board, including all of the Independent Directors, concluded that Oldfield’s and Sands’ sub-advisory fees were fair and reasonable in light of the quality of services to be provided by each sub-adviser.

(4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

The Board discussed whether any economies of scale would be realized with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale. The Board noted that BIM would bear Oldfield’s and Sands’ respective sub-advisory fees. The Board concluded that, as the mandates were new, no effective economies of scale

OLD WESTBURY FUNDS, INC.
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENTS WITH OLDFIELD PARTNERS LLP AND SANDS CAPITAL MANAGEMENT, LLC (UNAUDITED) - (Continued)

were present at this time. The Directors undertook to continue to monitor the appropriateness of the sub-advisory fees, taking into account the potential impact of economies of scale, as the mandate grew.

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed whether there were other benefits received by BIM, Oldfield, Sands, or their affiliates, from Oldfield’s or Sand’s relationship with the Fund. The Board concluded that any such fall-out benefits (such as soft dollar-credits) resulting from the proposed engagement of Oldfield and Sands were such that it did not affect the Board’s conclusion that the proposed sub-advisory fees were reasonable.

Conclusion

The Board, including all of the Independent Directors, concluded that the fees to be paid to Oldfield and Sands under the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Sub-Adviser would provide, in light of the factors that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of Independent Counsel in making this determination.

OLD WESTBURY FUNDS, INC.
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On October 18, 2011, a special meeting of shareholders of Old Westbury Non-U.S. Large Cap Fund, a series of the Corporation, was held at which shareholders of the Old Westbury Non-U.S. Large Cap Fund voted on the proposed change to the fee rate under the Investment Advisory Agreement between Bessemer Investment Management LLC and the Corporation, on behalf of the Old Westbury Non-U.S. Large Cap Fund. The results of the meeting are set forth below:

Shares outstanding as of the record date of the Meeting	272,608,639,679.000
Shares represented at the Meeting in person or by proxy	263,442,177.373
Shares voted in favor	263,203,919.525
Shares voted against	238,239.000
Shares abstaining	18.848

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Investment Adviser:
Bessemer Investment Management LLC 630 Fifth Avenue New York, NY 10111 (212) 708-9100

Distributor:
BNY Mellon Distributors Inc. 760 Moore Road King of Prussia, PA 19406

Custodians:
Bessemer Trust Company 100 Woodbridge Center Drive Woodbridge, NJ 07095

Citibank, N.A. 111 Wall Street New York, NY 10005

Administrator:
BNY Mellon Investment Servicing (US) Inc. 760 Moore Road King of Prussia, PA 19406

Transfer Agent:
BNY Mellon Investment Servicing (US) Inc. 760 Moore Road King of Prussia, PA 19406

Independent Registered Public Accounting Firm:
Ernst & Young LLP 5 Times Square New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307
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Cusip 680414109
Cusip 680414406
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(A21-AR2011)
(12/11)

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

The Code of Ethics for Principal Executive and Principal Financial Officers is attached as an Exhibit under Item 12 (a)(1).

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee and those persons (Eugene P. Beard and Patricia L. Francy) are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $453,445 in 2011 and $429,040 in 2010.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $12,190 in 2011 and $5,860 in 2010. Fees for both 2011 and 2010 relate to the review of financial statement data incorporated in the Funds periodic N-1A filings.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $161,662 in 2011 and $109,497 in 2010. Fees for both 2011 and 2010 relate to the review of federal income and excise tax returns and review of capital gains distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $30,450 in 2011 and $29,280 in 2010. Fees for both 2011 and 2010 relate to the review of holdings for the Funds affiliated custodian under Rule 17f-2.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its Charter, the Registrant’s Audit Committee must approve all audit and non-audit services to be provided to the Registrant. This includes services rendered to the adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) 100%

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $192,112 in 2011 and $138,777 in 2010.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Global Small & Mid Cap Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury U.S. Large Cap Fund, Old Westbury Non-U.S. Large Cap Fund, Old Westbury Global Opportunities Fund, Old Westbury Real Return Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments	October 31, 2011

Shares		Value

COMMON STOCKS — 89.0%
AUSTRALIA — 1.9%
134,164	ABM Resources NL(b)	$8,776
53,832	Acrux Ltd.(b)	190,596
44,881	Adamus Resources Ltd.(b)	32,671
154,673	Adelaide Brighton Ltd.	462,828
96,977	Aditya Birla Minerals Ltd.	98,510
69,555	AED Oil Ltd.(b)(c)(d)	10,629
8,810	African Iron Ltd.(b)	2,562
30,858	Ainsworth Game Technology Ltd.(b)	11,130
25,514	AJ Lucas Group Ltd.(b)(c)(d)	36,300
119,863	Alcyone Resources Ltd.(b)	12,596
44,678	Alesco Corp. Ltd.	65,903
42,535	Alkane Resources Ltd.(b)	51,550
44,977	Alliance Resources Ltd.(b)	6,297
36,439	Allied Gold Mining Plc(b)	93,028
30,560	Allied Healthcare Group Ltd.(b)	1,284
115,610	Altona Mining Ltd.(b)	30,028
51,812	Amadeus Energy Ltd.(b)	10,970
38,166	Amalgamated Holdings Ltd.	226,659
102,022	Amcom Telecommunications Ltd.	89,271
10,329	Ampella Mining Ltd.(b)	19,569
70,717	Ansell Ltd.	1,034,321
68,098	Antares Energy Ltd.(b)	28,734
52,484	Anvil Mining Ltd.(b)	379,117
215,215	APA Group	981,482
22,015	APN News & Media Ltd.	20,191
54,528	Aquila Resources Ltd.(b)	338,546
19,603	ARB Corp. Ltd.	164,622
11,118	Aristocrat Leisure Ltd.	26,321
64,204	ASG Group Ltd.	58,627
38,669	Aspire Mining Ltd.(b)	16,916
5,082	Aston Resources Ltd.(b)	55,765
334,878	Atlas Iron Ltd.	1,086,133
54,273	Aurora Oil and Gas Ltd.(b)	163,419
97,687	Ausdrill Ltd.	297,976
26,143	Ausenco Ltd.	73,635
10,823	Ausgold Ltd.(b)	13,560
31,327	Austal Ltd.	74,497
237,688	Austar United Communications Ltd.(b)	287,836
17,417	Austbrokers Holdings Ltd.	114,793
15,319	Austin Engineering Ltd.	63,074
114,408	Australian Agricultural Co. Ltd.(b)	167,878
256,656	Australian Infrastructure Fund	509,530
45,583	Australian Pharmaceutical Industries Ltd.	14,315
79,373	Automotive Holdings Group	173,631
5,108	Azumah Resources Ltd.(b)	2,123
19,409	Bandanna Energy Ltd.(b)	16,565
25,815	Bank of Queensland Ltd.	226,992
107,928	Bannerman Resources Ltd.(b)	30,206
21,519	BC Iron Ltd.(b)	54,342
672,110	Beach Energy Ltd.	826,024

Shares		Value

AUSTRALIA (continued)
86,952	Beadell Resources Ltd.(b)	$71,305
4,598	Bell Financial Group Ltd.	2,994
318,991	Bendigo and Adelaide Bank Ltd.	3,149,819
3,150	Billabong International Ltd.	14,072
22,861	Bionomics Ltd.(b)	9,881
108,098	Biota Holdings Ltd.(b)	90,890
2,419	Blackmores Ltd.	74,690
1,586	Blackthorn Resources Ltd.(b)	842
158,551	Boom Logistics Ltd.(b)	49,847
365,309	Boral Ltd.	1,491,228
129,130	Bow Energy Ltd.(b)	200,627
9,593	Bradken Ltd.	77,371
10,640	Bravura Solutions Ltd.(b)	1,605
10,942	Breville Group Ltd.	35,075
24,551	Brickworks Ltd.	288,209
3,543	Brockman Resources Ltd.(b)	6,323
17,627	BT Investment Management Ltd.	37,223
26,490	Cabcharge Australia Ltd.	116,626
154,604	Caltex Australia Ltd.	2,147,128
29,679	Campbell Brothers Ltd.	1,428,743
255,734	Cape Lambert Resources Ltd.(b)	112,497
20,917	Cardno Ltd.	114,986
68,742	Carsales.com.au Ltd.	355,361
129,012	Cash Converters International Ltd.	58,350
73,016	Catalpa Resources Ltd.(b)	132,087
9,437	Cedar Woods Properties Ltd.	34,592
4,702	Centamin Egypt Ltd.(b)	8,249
408,411	Central Petroleum Ltd.(b)	22,970
189,000	Ceramic Fuel Cells Ltd.(b)	25,577
2,144	CGA Mining Ltd.(b)	5,049
50,912	Chalice Gold Mines Ltd.(b)	13,802
178,666	Challenger Financial Services Group Ltd.	851,726
354,184	Citigold Corp. Ltd.(b)	26,777
102,039	Clough Ltd.	86,010
84,396	Coal of Africa Ltd.(b)	70,271
56,720	Coalspur Mines Ltd.(b)	110,013
7,468	Cochlear Ltd.	458,537
143,261	Cockatoo Coal Ltd.(b)	57,113
119,759	Coffey International Ltd.(b)	47,462
11,698,708	Commonwealth Property Office Fund REIT	11,411,821
57,099	Consolidated Media Holdings Ltd.	156,830
19,996	Continental Coal Ltd.(b)	4,431
82,958	Cooper Energy Ltd.(b)	33,354
38,303	Count Financial Ltd.	55,835
19,597	Credit Corp. Group Ltd.	80,561
119,112	Cromwell Property Group REIT	85,620
5,450	CSG Ltd.	6,491
61,948	CSR Ltd. - Placement Shares	157,790
4,990	Cudeco Ltd.(b)	16,460

1

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

AUSTRALIA (continued)
220,336	Cue Energy Resources Ltd.(b)	$53,795
58,899	Dart Energy Ltd.(b)	37,908
558	Data#3 Ltd.	7,404
1,806,837	David Jones Ltd.	6,378,404
35,726	Decmil Group Ltd.	78,930
232,983	Deep Yellow Ltd.(b)	29,930
30,072	Devine Ltd.	7,087
54,933	Discovery Metals Ltd.(b)	79,300
5,787	Domino’s Pizza Enterprises Ltd.	40,780
70,033	Downer EDI Ltd.(b)	222,401
6,112	Dragon Mining Ltd.(b)	8,539
33,218	Drillsearch Energy Ltd.(b)	21,256
158,748	DUET Group	276,661
139,247	DuluxGroup Ltd.	383,620
16,365	DWS Advanced Business Solutions Ltd.	22,915
155,935	Eastern Star Gas Ltd.(b)	143,800
76,539	Echo Entertainment Group Ltd.(b)	297,088
224,451	Elders Ltd.(b)	65,259
303,779	Emeco Holdings Ltd.	314,711
329,666	Energy World Corp. Ltd.(b)	198,500
258,063	Envestra Ltd.	173,893
57,717	Eservglobal Ltd.(b)	31,776
20,763	Euroz Ltd.	30,385
22,514	Exco Resources Ltd.(b)	16,536
30,264	Extract Resources Ltd.(b)	242,326
1,074,060	Fairfax Media Ltd.	1,041,462
3,195	Fantastic Holdings Ltd.	7,532
146,707	FAR Ltd.(b)	4,720
16,371	Finbar Group Ltd.	16,433
150,134	FKP Property Group REIT	77,375
26,549	Fleetwood Corp. Ltd.	339,187
25,840	Flight Centre Ltd.	536,530
260,540	Flinders Mines Ltd.(b)	41,836
1,523,144	Focus Minerals Ltd.(b)	94,671
13,085	Forge Group Ltd.	64,767
9,551	G.U.D. Holdings Ltd.	78,288
2,973	G8 Education Ltd.	1,553
17,506	Galaxy Resources Ltd.(b)	11,681
96,934	Gindalbie Metals Ltd.(b)	55,110
18,593	Gloucester Coal Ltd.(b)	132,707
115,230	Gold One International Ltd.(b)	66,092
378,431	Goodman Fielder Ltd.	220,083
87,169	GrainCorp Ltd.	718,044
140,887	Grange Resources Ltd.	65,958
63,776	Great Southern Ltd.(b)(c)(d)	0
49,869	Greenland Minerals & Energy Ltd.(b)	27,517
46,399	Gryphon Minerals Ltd.(b)	68,150
81,204	Gujarat NRE Coking Coal Ltd.(b)	20,929
180,274	Gunns Ltd.(b)	49,801
68,071	GWA International Ltd.	163,080
123,748	Harvey Norman Holdings Ltd.	280,265
25,234	Hastie Group Ltd.(b)	2,775

Shares		Value

AUSTRALIA (continued)
48,619	HFA Holdings Ltd.	$47,340
162,499	Highlands Pacific Ltd.(b)	36,399
705,420	Hillgrove Resources Ltd.(b)	174,871
27,615	Hills Industries Ltd.	31,459
234,388	Horizon Oil Ltd.(b)	58,242
123,936	iiNET Ltd.	335,921
161,202	Iluka Resources Ltd.	2,679,926
93,035	Imdex Ltd.	203,150
48,706	IMF Australia Ltd.	73,820
56,871	Independence Group NL	314,412
88,665	Indophil Resources NL(b)	35,102
54,591	Industrea Ltd.	73,227
72,251	Infigen Energy	21,821
157,616	Integra Mining Ltd.(b)	87,389
32,314	International Ferro Metals Ltd.(b)	10,929
89,852	Intrepid Mines Ltd.(b)	106,763
34,328	Invocare Ltd.	250,109
143,092	IOOF Holdings Ltd.	947,725
32,879	Iress Market Technology Ltd.	262,019
12,036	Iron Ore Holdings Ltd.(b)	15,912
679	Ivanhoe Australia Ltd.(b)	755
35,560	JB Hi-Fi Ltd.	586,882
69,350	Jupiter Mines Ltd(b)	24,226
7,671	Kagara Ltd.(b)	3,208
312,325	Kangaroo Resources Ltd.(b)	50,958
26,235	Kingsgate Consolidated Ltd.	206,837
28,356	Kingsrose Mining Ltd.(b)	46,225
79,680	Leyshon Resources Ltd.(b)	16,610
2,322	Lycopodium Ltd.	14,950
15,766	M2 Telecommunications Group Ltd.	46,884
78,069	MacArthur Coal Ltd.	1,323,734
201,460	Macmahon Holdings Ltd.(b)	127,648
1,285	Macquarie Telecom Group Ltd.	11,171
35,929	Marengo Mining Ltd.(b)	7,427
20,807	Maryborough Sugar Factory.	72,867
16,698	McMillan Shakespeare Ltd.	166,426
36,485	McPherson’s Ltd.	88,276
48,410	Medusa Mining Ltd.	340,301
27,057	Melbourne IT Ltd.	40,150
115,187	Mermaid Marine Australia Ltd.	371,163
17,756	Mesoblast Ltd.(b)	150,961
110,197	Metals X Ltd.(b)	27,642
351,180	Metcash Ltd.	1,536,800
90,921	Metgasco Ltd.(b)	46,185
11,558	Mincor Resources NL	10,222
26,581	Mineral Deposits Ltd.(b)	179,605
19,752	Mineral Resources Ltd.	231,589
43,111	Mirabela Nickel Ltd.(b)	74,126
46,130	Molopo Australia Ltd.(b)	35,015
70,668	Moly Mines Ltd.(b)	37,170
277,177	Monadelphous Group Ltd.	5,271,676
59,782	Mortgage Choice Ltd.	78,609
203,090	Mount Gibson Iron Ltd.	324,832
79,446	Navitas Ltd.	344,082

2

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

AUSTRALIA (continued)
60,102	Neon Energy Ltd.(b)	$21,636
114,404	New Guinea Energy Ltd.(b)	6,799
128,661	New Hope Corp. Ltd.	796,446
176,513	Nexus Energy Ltd.(b)	39,204
122,821	NIB Holdings Ltd. Australia	193,398
252,567	Nido Petroleum Ltd.(b)	13,692
69,743	Noble Mineral Resources Ltd.(b)	44,491
35,908	Norfolk Group Ltd.	43,510
13,388	Northern Iron Ltd.(b)	16,218
102,310	Northern Star Resources Ltd.(b)	61,124
78,103	Norton Gold Fields Ltd.(b)	16,062
123,430	NRW Holdings Ltd.	314,051
43,287	Nufarm Ltd.(b)	213,012
3,341	Oakton Ltd.	5,882
53,779	Oilex Ltd(b)	14,278
98,618	OneSteel Ltd.(e)	125,420
5,532	Orocobre Ltd.(b)	6,823
4,066	OrotonGroup Ltd.	35,139
121,855	Otto Energy Ltd.(b)	9,257
82,151	OZ Minerals Ltd.	986,530
153,286	Pacific Brands Ltd.	95,770
141,237	Paladin Energy Ltd.(b)	215,685
229,815	PanAust Ltd.(b)	776,567
20,888	PaperlinX Ltd.(b)	2,074
5,565	Patties Foods Ltd.	9,573
55,050	Peet Ltd.	70,077
121,461	Perilya Ltd.(b)	57,803
60,731	Perilya Ltd.(b)(c)(d)	28,902
3,388	Perpetual Ltd.	80,086
61,898	Perseus Mining Ltd.(b)	204,683
499,396	Photon Group Ltd.(b)	21,451
48,159	Platinum Asset Mangement Ltd.	202,190
30,048	Platinum Australia Ltd.(b)	5,573
139,305	PMP Ltd.	83,478
40,384	Premier Investments Ltd.	215,625
6,047	Prima Biomed Ltd.(b)	1,187
47,288	Primary Health Care Ltd.	164,587
25,653	Prime Media Group Ltd.	17,850
117,452	PrimeAg Australia Ltd.	134,776
59,530	Programmed Maintenance Services Ltd.	123,010
139,126	Ramelius Resources Ltd.(b)	180,738
31,729	Ramsay Health Care Ltd.	623,706
17,881	RCR Tomlinson Ltd.	26,527
17,390	REA Group Ltd.	236,017
30,974	Reckon Ltd.	86,072
172,744	Red 5 Ltd.(b)	33,694
93,670	Red Fork Energy Ltd.(b)	53,423
21,888	Redflex Holdings Ltd.	40,443
8,531	Reece Australia Ltd.(c)	164,363
33,462	Reed Resources Ltd.(b)	12,758
31,163	Regional Express Holdings Ltd.	31,616
56,462	Regis Resources Ltd.(b)	178,396
9,792	Reject Shop Ltd. (The)	101,764
417,250	Resolute Mining Ltd.(b)	735,067

Shares		Value

AUSTRALIA (continued)
12,222	Resource and Investment NL(b)	$8,625
85,881	Resource Generation Ltd.(b)	43,526
22,430	Retail Food Group Ltd.	59,740
25,608	Rialto Energy Ltd.(b)	9,054
123,127	Ridley Corp. Ltd.	150,567
15,297	Robust Resources Ltd.(b)	22,362
156,453	Roc Oil Co. Ltd.(b)	48,610
1,356	Rock Building Society Ltd.	3,927
103,754	SAI Global Ltd.	516,841
7,209	Salmat Ltd.	21,160
34,901	Samson Oil & Gas Ltd.(b)	4,033
18,074	Sandfire Resources NL(b)	128,251
156,455	Saracen Mineral Holdings Ltd.(b)	125,446
30,149	Sedgman Ltd.	61,550
21,571	Seek Ltd.	139,847
165,670	Senex Energy Ltd.(b)	87,358
16,377	Servcorp Ltd.	47,486
90,368	Service Stream Ltd.(b)	32,057
42,058	Seven Group Holdings Ltd.	337,886
111,610	Sigma Pharmaceuticals Ltd.(b)	81,330
15,184	Silex Systems Ltd.(b)	35,706
48,071	Silver Lake Resources Ltd.(b)	164,870
54,221	Sims Metal Management Ltd.	792,006
9,054	Sirtex Medical Ltd.	44,508
33,249	Skilled Group Ltd.	63,353
12,616	Slater & Gordon Ltd.	25,830
25,349	SMS Management & Technology Ltd.	143,773
57,203	Southern Cross Media Group Ltd.	73,650
491,293	SP AusNet	512,263
439,626	Spark Infrastructure Group	560,120
10,795	Specialty Fashion Group Ltd.	6,874
70,854	Spotless Group Ltd.	147,542
324,205	St. Barbara Ltd.(b)	751,132
29,533	Starpharma Holdings Ltd(b)	34,312
114,859	Straits Resources Ltd.(b)	83,182
10,000	Strike Resources Ltd.(b)	2,498
137,375	STW Communications Group Ltd.	132,289
31,365	Sundance Energy Australia Ltd.(b)	15,235
322,878	Sundance Resources Ltd.(b)	145,852
27,149	Sunland Group Ltd.(b)	25,366
43,943	Super Cheap Auto Group Ltd.	248,956
20,815	Super Cheap Auto Group Ltd.(c)(d)	117,926
67,322	Swick Mining Services Ltd.(b)	23,857
160,019	Tabcorp Holdings Ltd.	492,024
10,623	Talent2 International Ltd.	14,212
31,512	Tanami Gold NL(b)	32,626
105,245	Tap Oil Ltd.(b)	80,434
54,903	Tassal Group Ltd.	89,458
709,611	Tatts Group Ltd.	1,726,414
15,839	Technology One Ltd.	18,031

3

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

AUSTRALIA (continued)
24,092	Ten Network Holdings Ltd.(b)	$23,296
45,730	Teranga Gold Corp.(b)	96,499
60,363	Texon Petroleum Ltd.(b)	39,939
69,352	TFS Corp. Ltd.	48,007
47,822	Thakral Holdings Group REIT	26,238
57,103	Thorn Group Ltd.	99,115
67,860	Tiger Resources Ltd.(b)	32,962
65,834	Timbercorp Ltd.(b)(c)(d)	0
13,885	Toll Holdings Ltd.	70,134
188,636	Toro Energy Ltd.(b)	16,104
16,986	Tox Free Solutions Ltd.	38,727
126,484	TPG Telecom Ltd.	189,207
2,657,785	Transfield Services Ltd.	6,342,994
90,478	Transpacific Industries Group Ltd.(b)	69,934
58,164	Transpacific Industries Ltd.(c)(d)	44,957
267,850	Treasury Wine Estates Ltd.	1,045,811
34,641	Troy Resources NL(b)	147,218
1,757	Trust Co. Ltd.	10,365
26,635	UGL Ltd.	368,512
79,768	Unity Mining Ltd.(b)	10,907
144,020	UXC Ltd.(b)	82,565
53,983	VDM Group Ltd.(b)	2,917
101,055	Venture Minerals Ltd.(b)	36,304
65,384	Village Roadshow Ltd.	197,871
521,584	Virgin Blue Holdings Ltd.(b)	203,361
1,251	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	5,165
64,022	Washington H. Soul Pattinson & Co. Ltd.(c)	925,899
31,829	Watpac Ltd.	38,185
51,135	WDS Ltd.	39,799
7,324	Webjet Ltd	18,474
40,961	Western Areas NL	246,560
4,344	White Energy Co. Ltd.(b)	7,527
88,063	Whitehaven Coal Ltd.	544,860
46,555	WHK Group Ltd.	41,490
984	Wide Bay Australia Ltd.	8,055
61,830	WildHorse Energy(b)	11,346
12,401	Windimurra Vanadium Ltd.(b)(c)(d)	0
31,994	Wotif.com Holdings Ltd.	123,287
89,813	WPG Resources Ltd.(b)	10,746
5,124	YTC Resources Ltd.(b)	2,583

		91,449,324

AUSTRIA — 0.2%
1,001	Agrana Beteiligungs AG	113,686
13,261	Andritz AG	1,172,173
4,521	A-TEC Industries AG(b)(c)(d)	5,255
3,231	Austria Technologie & Systemtechnik AG	41,897
6,370	Austriamicrosystems AG	301,698
131	BWT AG	2,511
868	CA Immobilien Anlagen AG(b)	11,106

Shares		Value

AUSTRIA (continued)
5,957	CAT Oil AG	$38,138
1,891	Constantia Packaging AG(c)(d)	0
255	DO & CO Restaurants & Catering AG	9,701
8,152	EVN AG	118,125
776	Flughafen Wien AG	34,879
2,036	Kapsch TrafficCom AG	152,553
2,971	Lenzing AG	315,524
2,509	Mayr Melnhof Karton AG	232,270
902	Oberbank AG	58,639
14,426	Oesterreichische Post AG	435,083
6,723	Palfinger AG	138,432
8,187	POLYTEC Holding AG(b)	73,562
219	RHI AG	4,765
166	Rosenbauer International AG	6,843
4,944	Schoeller-Bleckmann Oilfield Equipment AG	390,633
4,742	Semperit AG Holding	205,045
1,230	Sparkassen Immobilien AG(b)	7,214
27,419	Strabag SE	843,096
41,501	Telekom Austria AG	470,753
5,724	Uniqa Versicherungen AG	89,080
12,202	Vienna Insurance Group	511,664
98,464	Voestalpine AG	3,383,119
21,077	Wienerberger AG	254,660
1,597	Wolford AG	59,274
25,987	Zumtobel AG	538,397

		10,019,775

BAHAMAS — 0.0%
100	CIC Energy Corp.(b)	218

BELGIUM — 0.2%
1,160	Ablynx NV(b)	6,133
15,584	Ackermans & Van Haaren NV	1,255,468
1,631	Aedifica REIT	98,249
31,789	Ageas	63,726
22,952	AGFA - Gevaert - VVPR Strip(b)	32
11,052	AGFA - Gevaert NV(b)	27,608
7,223	Arseus NV	114,745
17	Atenor Group	664
30	Banque Nationale de Belgique	95,527
2,328	Barco NV	125,885
32,757	Bekaert SA	1,453,876
1,167	Cofinimmo SA REIT	142,264
265	Colruyt SA	10,887
2,364	Compagnie d’Entreprises CFE	132,723
1,433	Compagnie Immobiliere de Belgique SA	50,433
79	Compagnie Maritime Belge SA	1,852
17,093	Deceuninck NV(b)	26,835
12,200	Deceuninck NV- VVPR Strip(b)(c)	17
6,654	Delhaize Group SA	434,641
959	Devgen(b)	6,542
59,424	Dexia SA(b)	46,097
10,786	D’ieteren SA	613,815

4

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

BELGIUM (continued)
207	Duvel Moortgat SA	$19,728
2,169	Econocom Group	38,372
7,298	Elia System Operator SA NV	296,149
882	Euronav NV(b)	3,902
1,006	EVS Broadcast Equipment SA	51,486
4,996	Exmar NV	37,518
1,779	Galapagos NV(b)	14,973
1,080	Intervest Offices REIT	29,006
1,440	Ion Beam Applications	11,239
90	IRIS	3,210
1,505	Kinepolis Group NV	116,681
8	Lotus Bakeries	4,550
1,467	Melexis NV	20,630
1,546	Mobistar SA	87,975
11,114	Nyrstar(b)	97,200
15,645	Nyrstar - VVPR Strip(b)	22
11,621	Omega Pharma SA	548,733
26,826	Option NV(b)	14,489
1,265	RealDolmen NV SA(b)	31,412
4,697	Recticel SA	32,019
136	Retail Estates NV REIT	8,939
846	Roularta Media Group NV	17,840
5,564	Sioen Industries NV	41,622
2,739	Sipef NV	216,170
17,010	Telenet Group Holding NV(b)	656,078
4,006	Tessenderlo Chemie NV	124,299
977	Tessenderlo Chemie NV - VVPR Strip(b)	108
3,085	ThromboGenics NV(b)	80,825
39,448	UCB SA	1,733,133
20,569	Umicore	879,924
1,563	Van De Velde	76,295
445	VPK Packaging Group	17,683
3,065	Warehouses De Pauw SCA REIT	160,604
460	Wereldhave Belgium NV REIT	42,583

		10,223,416

BERMUDA — 0.3%
4,049	Archer Ltd.(b)	17,025
100,000	Argo Group International Holdings Ltd.	3,019,000
250,000	Aspen Insurance Holdings Ltd.	6,622,500
221,995	Catlin Group Ltd.	1,412,139
5,204	Golar LNG Ltd.	207,819
4,571	Hardy Underwriting Bermuda Ltd.	16,338
191,809	Hiscox Ltd.	1,172,251
122,471	Lancashire Holdings Ltd.	1,406,058
30,201	Northern Offshore Ltd.	58,812

		13,931,942

BRAZIL — 0.9%
19,400	AES Tiete SA	242,606
31,800	AES Tiete SA, Preference Shares	455,278

Shares		Value

BRAZIL (continued)
57,100	All America Latina Logistica SA	$285,691
34,537	Amil Participacoes SA	349,625
53,700	Banco ABC Brasil SA - Preference Shares	359,699
2,400	Banco Cruzeiro do Sul Sa Brazil	19,291
25,800	Banco Daycoval SA - Preference Shares	142,160
109,290	Banco do Estado do Rio Grande do Sul - Preference Shares.	1,153,470
19,200	Banco Pine SA - Preference Shares	128,160
16,200	Banco Sofisa SA - Preference Shares	33,780
8,200	Bematech SA	18,914
2,229	BHG SA - Brazil Hospitality Group(b)	22,591
108,692	BR Malls Participacoes SA	1,180,712
31,300	Brasil Brokers Participacoes SA	126,888
1,700	Brasil Telecom SA	12,744
144,318	Braskem SA - Class A, Preference Shares	1,300,404
78,570	Brookfield Incorporacoes SA	306,161
5,700	Centrais Eletricas de Santa Catarina SA - Class B, Preference Shares	122,841
15,962	CETIP SA - Balcao Organizado de Ativos e Derivativos	218,579
40,771	Cia Brasileira de Distribuicao Grupo Pao de Acucar - Preference Shares	1,578,025
6,300	Cia de Gas de Sao Paulo - Class A, Preference Shares	128,249
32,800	Cia de Saneamento Basico do Estado de Sao Paulo	894,676
16,400	Cia de Saneamento de Minas Gerais	306,631
5,300	Cia de Saneamento do Parana, Preference Shares	13,706
8,500	Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	245,120
46,400	Cia Energetica de Sao Paulo -Class B, Preference Shares	805,112
5,950	Cia Energetica do Ceara - Class A, Preference Shares	120,258
29,100	Cia Hering	651,714
27,800	Cia Paranaense de Energia - Class B, Preference Shares	557,344
18,300	Cia Providencia Industria e Comercio SA	63,954
71,907	Confab Industrial SA, Preference Shares	221,562
13,000	Contax Participacoes SA, Preference Shares	146,215
113,684	Cosan SA Industria e Comercio	1,772,619
11,750	Cremer SA	94,720
9,600	CSU Cardsystem SA	25,666

5

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

BRAZIL (continued)
36,240	Cyrela Brazil Realty SA	$319,582
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	3,658
104,500	Diagnosticos da America SA	842,403
4,252	Direcional Engenharia SA	22,290
38,309	Drogasil SA	241,209
186,760	Duratex SA	1,025,801
23,200	EDP - Energias do Brasil SA	501,607
21,180	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	382,433
390,320	Empresa Brasileira de Aeronautica SA	2,682,690
13,600	Equatorial Energia SA	88,958
3,000	Estacio Participacoes SA	35,297
40,293	Eternit SA	214,977
6,836	Eucatex SA Industria e Comercio	27,115
69,100	Even Construtora e Incorporadora SA	260,808
30,500	Ez Tec Empreendimentos e Participacoes SA	277,135
26,208	Ferbasa-Ferro Ligas DA Bahia, Preference Shares	157,842
2,900	Fertilizantes Heringer SA(b)	17,263
4,723	Fibria Celulose SA	42,420
600	Fleury SA	7,661
2,185	Forjas Taurus SA	2,265
8,937	Forjas Taurus SA - Preference Shares	9,318
67,000	Gafisa SA	248,199
18,200	General Shopping Brasil SA(b)	127,210
11,500	Gol-Linhas Aereas Inteligentes SA, Preference Shares	91,097
50,800	Grendene SA	236,417
3,200	Guararapes Confeccoes SA	161,785
16,600	Helbor Empreendimentos SA	213,199
33,900	IdeiasNet SA(b)	53,313
19,200	Iguatemi Empresa de Shopping Centers SA	374,080
24,400	Industrias Romi SA	91,099
1,100	Inepar SA Industria e Construcoes	2,114
4,170	Iochpe-Maxion SA	59,021
51,534	JHSF Participacoes SA	133,274
191,100	JSL SA(c)	1,051,865
413,900	Klabin SA, Preference Shares	1,521,221
16,004	Kroton Educacional SA(b)	178,884
19,000	Light SA	299,467
31,500	Localiza Rent A CAR	472,816
36,310	Log-In Logistica Intermodal SA(b)	139,585
30,474	Lojas Americanas SA	236,962
53,704	Lojas Americanas SA, Preference Shares	480,156
20,000	Lojas Renner SA	608,090

Shares		Value

BRAZIL (continued)
7,900	LPS Brasil Consultoria de Imoveis SA	$146,556
8,300	M Dias Branco SA	215,084
15,048	Magnesita Refratarios SA(b)	54,605
37,500	Mahle-Metal Leve SA Industria e Comercio	934,633
113,290	Marcopolo SA, Preference Shares	512,060
13,800	Marisa Lojas SA	189,777
800	Metalfrio Solutions SA	2,968
5,300	Mills Estruturas e Servicos de Engenharia SA	54,332
20,000	MPX Energia SA(b)	435,099
10,120	MRV Engenharia e Participacoes SA	71,677
30,150	Multiplan Empreendimentos Imobiliarios SA	608,848
3,300	Multiplus SA	55,742
12,100	Obrascon Huarte Lain Brasil SA	405,953
26,700	Odontoprev SA	420,208
600	OSX Brasil SA(b)	127,559
16,300	Parana Banco SA - Preference Shares	93,897
55,429	Paranapanema SA	126,558
78,052	PDG Realty SA Empreendimentos e Participacoes	344,604
17,500	Plascar Participacoes Industriais SA(b)	24,667
42,500	Porto Seguro SA	455,733
19,150	Positivo Informatica SA	61,348
4,600	Profarma Distribuidora de Produtos Farmaceuticos SA	28,481
57,450	Randon Participacoes SA, Preference Shares	367,752
32,000	Redecard SA	531,951
6,700	Restoque Comercio e Confeccoes de Roupas SA(b)	106,148
14,700	Rodobens Negocios Imobiliarios SA	94,098
60,200	Rossi Residencial SA	382,901
22,050	Santos Brasil Participacoes SA	326,862
34,100	Sao Martinho SA	407,170
43,700	Sao Paulo Alpargatas SA - Preference Shares	290,171
13,175	Saraiva SA Livreiros Editores, Preference Shares	191,081
16,900	SLC Agricola SA	167,834
65,600	Sonae Sierra Brasil SA	866,974
17,700	Springs Global Participacoes SA(b)	37,114
94,670	Sul America SA	771,432
64,553	Suzano Papel e Celulose SA - Preference Shares	324,485
11,000	Tam SA, Preference Shares	219,763
63,300	Tecnisa SA	401,881
2,800	Tempo Participacoes SA(b)	4,942

6

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

BRAZIL (continued)
8,800	Tereos Internacional SA	$12,609
112,533	Tim Participacoes SA	578,773
31,000	Totvs SA	516,411
5,500	TPI - Triunfo Participacoes e Investimentos SA	31,843
7,700	Tractebel Energia SA	123,291
2,400	Transmissora Alianca de Energia Eletrica SA(c)	46,145
72	Unipar Participacoes SA - Class B, Preference Shares(b)	15
13,800	Universo Online SA, Preference Shares	151,596
18,200	Vale Fertilizantes SA, Preference Shares	256,858
18,303	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	217,480
24,860	Viver Incorporadora e Construtora SA(b)	34,462
81,000	Weg SA	913,394
56,900	Wilson Sons Ltd.(c)	815,295

		42,608,871

CANADA — 2.2%
19,558	5N Plus, Inc.(b)	132,447
3,613	Aastra Technologies Ltd.	57,090
15,424	Aberdeen International, Inc.	10,213
6,775	Absolute Software Corp.(b)	34,937
3,210	Advantage Oil & Gas Ltd.(b)	17,036
7,838	Aecon Group, Inc.	70,771
500	AG Growth International, Inc.	16,001
20,488	AGF Management Ltd. - Class B	328,466
14,401	Ainsworth Lumber Co. Ltd.(b)	21,961
19,104	Air Canada - Class A(b)	27,599
22,400	Alamos Gold, Inc.	414,628
10,895	Alexco Resource Corp.(b)	83,400
588	Algoma Central Corp.	56,042
108,142	Algonquin Power & Utilities Corp.	607,570
660	Alliance Grain Traders, Inc.	13,785
43,079	AltaGas Ltd.	1,271,084
3,600	Alter NRG Corp.(b)	2,492
7,748	Altius Minerals Corp.(b)	86,905
11,700	Altus Group Ltd.	35,567
80,500	Amerigo Resources Ltd.	53,303
39,396	Anderson Energy Ltd.(b)	24,505
11,897	Angle Energy, Inc.(b)	76,628
17,425	Antrim Energy, Inc.(b)	18,706
29,600	Arsenal Energy, Inc.(b)	18,412
11,000	Astral Media, Inc. - Class A	377,647
13,400	Atco Ltd. - Class I	818,452
31,621	Atna Resources Ltd.(b)	24,745
15,436	Atrium Innovations, Inc.(b)	202,716
22,663	ATS Automation Tooling Systems, Inc.(b)	141,196
12,274	Aura Minerals, Inc.(b)	19,333

Shares		Value

CANADA (continued)
108,347	AuRico Gold, Inc.(b)	$1,048,957
29,800	Aurizon Mines Ltd.(b)	168,620
1,900	AutoCanada, Inc.	7,796
31,292	Avalon Rare Metals, Inc.(b)	104,228
15,391	AvenEx Energy Corp.	84,772
78,755	Avion Gold Corp.(b)	168,295
27,500	Azure Dynamics Corp.(b)(d)	3,173
113,200	B2Gold Corp.(b)	416,799
97,141	Baja Mining Corp.(b)	93,559
46,861	Ballard Power Systems, Inc.(b)	69,580
314	Bank of Montreal	18,579
61,339	Bankers Petroleum Ltd.(b)	326,157
30,100	Bellatrix Exploration Ltd.(b)	139,817
800	Bengal Energy Ltd.(b)	875
10,700	BioteQ Environmental Technologies, Inc.(b)	3,220
39,800	Birchcliff Energy Ltd.(b)	603,738
300	Bird Construction, Inc.	3,202
15,938	Black Diamond Group Ltd.	248,804
117,200	BlackPearl Resources, Inc.(b)	558,515
3,240	BMTC Group, Inc. - Class A	70,537
10,100	Boardwalk Real Estate Investment Trust	493,271
1,300	Bonterra Energy Corp.	70,142
8,470	Boralex, Inc. - Class A(b)	50,986
9,700	Brick Ltd. (The)(b)	28,124
100	Brookfield Real Estate Services, Inc.	1,348
4,500	Burcon NutraScience Corp.(b)	34,989
47,567	CAE, Inc.	507,286
3,300	Calfrac Well Services Ltd.	102,302
500	Calian Technologies Ltd.	9,456
17,900	Calloway Real Estate Investment Trust	472,305
24,934	Calvalley Petroleum, Inc. - Class A(b)	35,021
30,237	Canaccord Financial, Inc.	286,065
4,100	Canada Bread Co. Ltd.(c)	175,723
18,000	Canadian Apartment Properties REIT	365,147
16,500	Canadian Energy Services & Technology Corp.	205,764
3,627	Canadian Helicopters Group, Inc.	88,169
14,224	Canadian Real Estate Investment Trust	506,313
32,676	Canadian Tire Corp. Ltd. - Class A	1,953,184
84,813	Canadian Western Bank	2,425,052
25,328	Canadian Zinc Corp.(b)	16,771
20,232	Canam Group, Inc. - Class A	79,771
22,100	Canexus Corp.	137,910
44,643	Canfor Corp.(b)	451,469
455	Canfor Pulp Products, Inc.	6,117
5,200	Cangene Corp.(b)	10,173
374,914	Canickel Mining Ltd.(b)(c)	20,688

7

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

CANADA (continued)
16,000	CanWel Building Materials Group Ltd.	$32,425
6,088	Canyon Services Group, Inc.	73,050
2,300	Capital Power Corp.	58,172
9,521	Capstone Infrastructure Corp.	58,172
134,662	Capstone Mining Corp.(b)	456,642
20,442	Cardero Resource Corp.(b)	22,149
100	Cargojet, Inc.	723
53,503	Carpathian Gold, Inc.(b)	23,081
14,600	Cascades, Inc.	66,647
9,900	Cash Store Financial Services, Inc. (The)	95,648
26,500	Catalyst Paper Corp.(b)	1,728
16,407	CCL Industries - Class B	477,354
81,800	Celestica, Inc.(b)	678,692
33,100	Celtic Exploration Ltd.(b)	819,904
32,209	Centerra Gold, Inc.	638,525
31,278	Cequence Energy Ltd.(b)	143,093
59,705	China Gold International Resources Corp. Ltd.(b)	180,298
6,408	Chinook Energy, Inc.(b)	10,029
2,561	Chorus Aviation, Inc.	10,123
3,600	Churchill Corp. (The) - Class A	54,357
28,912	Cineplex, Inc.	767,796
141,325	Claude Resources, Inc.(b)	276,482
153	CML HealthCare, Inc.	1,487
6,800	Coastal Contacts, Inc.(b)	21,217
9,100	Cogeco Cable, Inc.	433,020
4,665	Cogeco, Inc.	213,511
3,851	Colabor Group, Inc.	39,022
28,143	COM DEV International Ltd.(b)	54,493
12,775	Cominar Real Estate Investment Trust	289,272
10,200	Computer Modelling Group Ltd.	141,526
1,907	Constellation Software, Inc.	133,466
5,700	Contrans Group, Inc. - Class A	40,602
13,103	Copper Mountain Mining Corp.(b)	69,935
4,700	Corby Distilleries Ltd. - Class A	76,671
24,530	Corridor Resources, Inc.(b)	60,541
61,448	Corus Entertainment, Inc. - Class B	1,176,867
13,758	Cott Corp.(b)	96,620
25,045	Crew Energy, Inc.(b)	275,388
27,330	Crocodile Gold Corp.(b)	14,258
13,836	Crocotta Energy, Inc.(b)	41,366
1,061	Davis & Henderson Income Corp.	18,096
82,138	Delphi Energy Corp.(b)	173,876
9,320	Denison Mines Corp.(b)	14,680
17,700	Descartes Systems Group, Inc. (The)(b)	132,295
7,343	DHX Media Ltd.(b)	5,157
1,159	DirectCash Payments, Inc.	22,477
30,931	Dollarama, Inc.	1,164,315
6,200	Dorel Industries, Inc. - Class B	150,778

Shares		Value

CANADA (continued)
44,400	Duluth Metals Ltd.(b)	$118,935
35,286	Dundee Precious Metals, Inc.(b)	283,208
8,500	Dundee Real Estate Investment Trust	281,415
11,964	Dynasty Metals & Mining, Inc.(b)	27,487
190,850	Eastern Platinum Ltd.(b)	124,457
9,705	Eastmain Resources, Inc.(b)	12,950
141	E-L Financial Corp. Ltd.	55,169
4,344	Electrovaya, Inc.(b)	5,404
9,917	Emera, Inc.	325,642
500	Emerge Oil & Gas, Inc.(b)	522
16,750	Empire Co. Ltd. - Class A	1,023,905
8,287	Enbridge Income Fund Holdings, Inc.	156,886
9,981	Endeavour Silver Corp.(b)	108,246
8,281	Enerflex Ltd.	85,240
600	Enghouse Systems Ltd.	5,923
52,616	Ensign Energy Services, Inc.	791,286
29,186	Epsilon Energy Ltd.(b)	89,308
2,655	Equal Energy Ltd.(b)	14,890
5,842	Equitable Group, Inc.	149,926
17,912	Essential Energy Services Ltd.(b)	31,987
54,600	European Goldfields Ltd.(b)	614,609
49,500	Excellon Resources, Inc.(b)	31,783
2,152	Exchange Income Corp.	44,777
18,409	EXFO, Inc.(b)	111,738
10,300	Extendicare Real Estate Investment Trust	77,089
9,449	Fibrek, Inc.(b)	8,437
64,225	Finning International, Inc.	1,501,322
553	Firm Capital Mortgage Investment Corp.	6,991
4,391	First Capital Realty, Inc.	71,675
30,350	First Majestic Silver Corp.(b)	515,501
2,212	First National Financial Corp.	33,621
67,250	First Nickel, Inc.(b)	7,759
9,700	FirstService Corp.(b)	271,026
12,793	Flint Energy Services Ltd.(b)	153,375
14,204	Formation Metals, Inc.(b)	6,769
1,599	Fortress Paper Ltd.(b)	61,377
57,167	Fortuna Silver Mines, Inc.(b)	363,047
17,852	Fortune Minerals Ltd.(b)	17,373
1,700	Futuremed Healthcare Products Corp.	13,832
7,109	Galleon Energy, Inc. - Class A(b)	19,970
100	Gamehost, Inc.	1,091
15,500	Garda World Security Corp. - Class A(b)	125,026
11,000	Gennum Corp.	67,650
494	Genworth MI Canada, Inc.	10,903
1,600	Geomark Exploration Ltd.(b)	1,364
57,000	Gildan Activewear, Inc.	1,470,820
2,500	Glentel, Inc.	39,002

8

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

CANADA (continued)
5,120	GLG Life Tech Corp.(b)	$9,041
4,565	Gluskin Sheff & Associates, Inc.	73,965
8,821	GLV, Inc. - Class A(b)	38,939
670	Gran Tierra Energy, Inc.(b)	4,107
23,300	Grande Cache Coal Corp.(b)	230,721
53,752	Great Canadian Gaming Corp.(b)	442,204
61,578	Great Panther Silver Ltd.(b)	161,860
91,000	Groupe Aeroplan, Inc.	1,048,086
6,784	Guardian Capital Group Ltd. - Class A	69,082
2,034	Hanfeng Evergreen, Inc.(b)	6,306
20,285	Harry Winston Diamond Corp.(b)	245,842
22,860	Hemisphere GPS, Inc.(b)	14,907
2,900	Heroux-Devtek, Inc.(b)	19,493
670	High Liner Foods, Inc.	10,177
245,570	High River Gold Mines Ltd.(b)	325,209
13,900	Home Capital Group, Inc.	628,655
27,827	Horizon North Logistics, Inc.	125,630
51,200	HudBay Minerals, Inc.	560,927
4,936	IBI Group, Inc.	60,663
7,800	Imax Corp.(b)	150,483
19,243	Imperial Metals Corp.(b)	406,386
3,907	Imris, Inc.(b)	13,366
3,161	Indigo Books & Music, Inc.	21,089
34,700	Industrial Alliance Insurance and Financial Services, Inc.	1,128,990
21,100	Inmet Mining Corp.	1,259,544
17,479	Innergex Renewable Energy, Inc.	165,540
30,157	Intact Financial Corp.	1,682,801
7,700	Inter-Citic Minerals, Inc.(b)	8,343
11,252	International Forest Products Ltd. - Class A(b)	46,509
7,748	International Tower Hill Mines Ltd.(b)	39,022
25,626	Intertape Polymer Group, Inc.(b)	75,843
16,361	Ivanhoe Energy, Inc.(b)	20,190
18,561	Ivernia, Inc.(b)	1,583
22,616	Jean Coutu Group PJC, Inc. (The) Class A	289,294
645	Just Energy Group, Inc.	6,963
318,486	Katanga Mining Ltd.(b)	453,725
1,300	K-Bro Linen, Inc.	24,468
7,319	Keegan Resources, Inc.(b)	43,690
25,448	Keyera Corp.	1,160,893
13,811	Killam Properties, Inc.	148,398
17,746	Kingsway Financial Services, Inc.(b)	12,641
11,000	Kirkland Lake Gold, Inc.(b)	205,598
25,200	La Mancha Resources, Inc.(b)	56,126
53,075	Lake Shore Gold Corp.(b)	78,807
13,254	Laramide Resources Ltd.(b)	12,499
13,957	Laurentian Bank of Canada	643,835
1,200	Le Chateau, Inc.	4,454

Shares		Value

CANADA (continued)
1,448	Legacy Oil & Gas, Inc.(b)	$13,104
2,819	Leisureworld Senior Care Corp.	30,064
13,400	Leon’s Furniture Ltd.(c)	158,636
21,760	Linamar Corp.	345,366
3,490	Liquor Stores NA Ltd.	50,769
185,395	Lundin Mining Corp.(b)	727,258
17,647	MacDonald Dettwiler & Associates Ltd.	793,340
8,630	MAG Silver Corp.(b)	80,954
500	Mainstreet Equity Corp.(b)	8,859
34,300	Major Drilling Group International	458,710
11,156	Manitoba Telecom Services, Inc.	357,373
22,964	Maple Leaf Foods, Inc.	260,339
2,500	March Networks Corp.(b)	14,422
27,098	Martinrea International, Inc.(b)	191,392
750	MEGA Brands, Inc.(b)	6,509
22,931	Mega Uranium Ltd.(b)	7,362
1,000	Melcor Developments Ltd.	12,450
29,200	Methanex Corp.	752,887
22,525	Metro, Inc. - Class A	1,103,708
6,236	MI Developments, Inc. - Class A	197,950
32,065	Midway Energy Ltd.(b)	120,958
100	Migao Corp.(b)	388
18,750	Minefinders Corp.(b)	265,801
10,731	Miranda Technologies, Inc.(b)	74,285
4,631	Mood Media Corp.(b)	13,845
212,602	Morguard Real Estate Investment Trust(c)	3,233,555
14,987	Morneau Shepell, Inc.	150,359
3,800	Mosaid Technologies, Inc.	173,464
44,077	Mullen Group Ltd.	885,741
1,637	NAL Energy Corp.	14,502
11,200	Neo Material Technologies, Inc.(b)	86,634
154,800	New Gold, Inc.(b)	1,918,014
43,488	Newalta, Inc.	515,268
22,900	NGEx Resources, Inc.(b)	67,775
4,500	Niko Resources Ltd.	247,540
40,761	Nordion, Inc.	357,822
2,799	North American Energy Partners, Inc.(b)	19,432
11,680	North American Palladium Ltd.(b)	39,021
15,831	North West Co. Inc., (The)	298,276
10,624	Northern Dynasty Minerals Ltd.(b)	86,228
147,100	Northern Property Real Estate Investment Trust(c)	4,251,769
11,568	Northland Power, Inc.	191,959
9,813	Northwest Healthcare Properties Real Estate Investment Trust	111,741
21,900	Novagold Resources, Inc.(b)	201,038
2,501	NuVista Energy Ltd.	15,431
43,243	OceanaGold Corp.(b)	109,328

9

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

CANADA (continued)
8,300	Oncolytics Biotech, Inc.(b)	$39,304
25,600	Onex Corp.	848,839
29,780	Open Range Energy Corp.(b)	342,989
12,600	Open Text Corp.(b)(e)	771,233
1,052	Open Text Corp.(b)(e)	64,193
147,500	Opti Canada, Inc.(b)	16,278
35,400	Oromin Explorations Ltd.(b)	34,805
57,165	Orvana Minerals Corp.(b)	98,071
6,230	Paladin Labs, Inc.(b)	231,637
18,800	PAN American Silver Corp.	525,287
18,300	Paramount Resources Ltd. - Class A(b)	665,905
1,300	Parex Resources, Inc.(b)	8,373
1,088	Parkland Fuel Corp.	11,330
556,471	Pason Systems, Inc.(c)	7,548,019
9,775	Patheon, Inc.(b)	13,730
32,800	Pembina Pipeline Corp.	892,765
2,542	Pengrowth Energy Corp.	26,523
19,769	Peregrine Diamonds Ltd.(b)	21,023
780	Perpetual Energy, Inc.	1,283
9,000	Petaquilla Minerals Ltd.(b)	6,591
1	PetroBakken Energy Ltd. - Class A	9
191	Petrobank Energy & Resources Ltd.(b)	1,719
27,400	Peyto Exploration & Development Corp.	597,893
113,000	Phoscan Chemical Corp.(b)	36,278
2,100	Points International Ltd.(b)	18,835
489	Precision Drilling Corp.(b)	5,658
45,953	Precision Drilling Corp.(b)	532,949
13,536	Premium Brands Holdings Corp.	212,529
17,176	Primero Mining Corp.(b)	48,250
92,400	Progress Energy Resources Corp.	1,308,015
816	Progressive Waste Solutions Ltd.	17,177
29,060	Progressive Waste Solutions Ltd.	612,250
10,241	Provident Energy Ltd.	92,778
9,467	Pulse Seismic, Inc.	18,046
9,975	QLT, Inc.(b)	68,752
27,602	Quadra FNX Mining Ltd.(b)	318,458
13,700	Quebecor, Inc. - Class B	474,191
9,000	Queenston Mining, Inc.(b)	54,898
52,100	Questerre Energy Corp.(b)	52,270
2,000	Reitmans (Canada) Ltd.	31,402
16,700	Reitmans (Canada) Ltd. - Class A	261,872
4,400	Richelieu Hardware Ltd.	117,466
12,800	Richmont Mines, Inc.(b)	156,156
102	Riocan Real Estate Investment Trust	2,588
2,675	Ritchie Bros. Auctioneers, Inc.	53,245
42,232	RMP Energy, Inc.(b)	94,484
3,231	Rock Energy, Inc.(b)	7,845

Shares		Value

CANADA (continued)
4,730	Rocky Mountain Dealerships, Inc.	$43,373
13,612	Rogers Sugar, Inc.	71,150
14,061	RONA, Inc.	135,426
60,389	Russel Metals, Inc.	1,389,841
14,890	Sabina Gold & Silver Corp.(b)	64,535
3,200	San Gold Corp.(b)	6,613
188,000	Sandvine Corp.(b)	298,009
35,881	Savanna Energy Services Corp.(b)	302,743
75,011	Scorpio Mining Corp.(b)	152,016
44,500	SEMAFO, Inc.(b)	341,535
26,812	ShawCor Ltd. - Class A	641,551
149,700	Sherritt International Corp.	860,578
9,885	Sierra Wireless, Inc.(b)	73,288
2,500	Silver Standard Resources, Inc.(b)	48,809
74,100	Silvercorp Metals, Inc.	689,147
737	Softchoice Corp.(b)	6,470
6,093	Sonde Resources Corp.(b)	18,033
8,421	Southern Pacific Resource Corp.(b)	12,419
1,100	SouthGobi Resources Ltd.(b)	9,182
56,399	Sprott Resource Corp.(b)	246,136
55,970	Sprott Resource Lending Corp.	80,298
9,346	Sprott, Inc.	65,729
19,600	St. Andrew Goldfields Ltd.(b)	11,602
8,542	Stantec, Inc.(b)	210,047
1,490	Stella-Jones, Inc.	59,436
16,685	Stornoway Diamond Corp.(b)	25,276
19,100	Sulliden Gold Corp. Ltd.(b)	34,875
17,644	SunOpta, Inc.(b)(c)	93,641
5,400	Superior Plus Corp.	37,381
1,100	Tanzanian Royalty Exploration Corp.(b)	4,194
74,582	Taseko Mines Ltd.(b)	270,867
4,358	Tembec, Inc.(b)	13,991
11,000	Terra Energy Corp.(b)	6,842
19,800	Thompson Creek Metals Co., Inc.(b)	142,230
11,300	TMX Group, Inc.	496,554
46,421	Torex Gold Resources, Inc.(b)	70,790
24,278	Toromont Industries Ltd.	455,479
19,698	Torstar Corp. - Class B	206,318
22,950	Total Energy Services, Inc.	329,485
1,870	Tourmaline Oil Corp.(b)	62,174
104,000	TransAlta Corp.	2,288,157
24,706	Transcontinental, Inc. - Class A	314,789
69,874	TransForce, Inc.	843,325
33,900	Transglobe Energy Corp.(b)	348,948
28,200	Trican Well Service Ltd.	498,787
20,400	Trilogy Energy Corp.	695,043
38,900	Trinidad Drilling Ltd.	304,409
49,673	Twin Butte Energy Ltd.(b)	94,686
24,940	Uex Corp.(b)	18,516
8,141	Uni-Select, Inc.	211,703

10

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

CANADA (continued)
118,700	Uranium One, Inc.	$357,261
39,856	Ur-Energy, Inc.(b)	50,382
4,038	Valener, Inc.	59,552
91,129	Veresen, Inc.	1,317,451
7,467	Vermilion Energy, Inc.	351,794
13,560	Vero Energy, Inc.(b)	41,493
7,539	Virginia Mines, Inc.(b)	63,534
171,501	Viterra, Inc.	1,765,338
400	Wajax Corp.	14,451
32,261	Wesdome Gold Mines Ltd.	81,563
11,176	West Fraser Timber Co. Ltd.	482,135
31,338	Western Forest Products, Inc.(b)	24,523
6,300	Westjet Airlines Ltd.(c)	83,115
14,904	Westport Innovations, Inc.(b)	449,774
48,887	Wi-Lan, Inc.	363,924
11,548	Winpak Ltd.	136,131
12,846	Winstar Resources Ltd.(b)	39,308
1,616	Xtreme Coil Drilling Corp.(b)	5,188
1,359	Yellow Media, Inc.	498
9,672	YM Biosciences, Inc.(b)	17,272
189,997	Yukon-Nevada Gold Corp.(b)	70,528
1,000	Zargon Oil & Gas Ltd.	14,116

		105,001,613

CAYMAN ISLANDS — 0.0%
16,013	Endeavour Mining Corp.(b)	33,416
67,692	Siem Offshore, Inc.(b)	111,397

		144,813

CHILE — 0.1%
424,224	AES Gener SA	242,369
487,853	Aguas Andinas SA - Class A	294,733
164,971	Banmedica SA(c)	286,203
114,351	Besalco SA	177,703
17,632	Cementos BIO BIO SA	23,932
35,269	Cia Cervecerias Unidas SA	397,681
43,481	Cia General de Electricidad	205,890
18,733	Cia Sudamericana de Vapores SA	5,118
924,504	Colbun SA	251,359
50,487,302	CorpBanca SA	731,419
17,867	Cristalerias de Chile SA(c)	173,218
114,370	E.CL SA	312,729
18,878	Embotelladora Andina SA - Class A, Preference Shares	71,705
31,462	Embotelladora Andina SA - Class B, Preference Shares	149,646
32,067	Empresa Nacional de Telecom Chile SA	634,337
21,705	Empresas Hites SA	18,540
1,299,287	Empresas Iansa SA	113,421
79,638	Empresas La Polar SA	52,947
20,702	Forus SA	61,901
12,790	Gasco SA	80,925
200,535	Industrias Forestales SA(c)	54,027

Shares		Value

CHILE (continued)
448,016	Inversiones Aguas Metropolitanas SA	$704,097
535,964	Madeco SA(b)	22,480
880,181	Masisa SA	92,105
952	Molibdenos y Metales SA	14,582
134,264	Multiexport Foods SA	41,791
97,068	Parque Arauco SA	185,964
86,572	PAZ Corp. SA	55,207
163,857	Ripley Corp. SA	173,529
58,002	Salfacorp SA	179,754
113,830	Sigdo Koppers SA	203,379
353,128	Socovesa SA	170,658
134,117	Sonda SA	327,388
235,571	Vina Concha y Toro SA	465,002
853,398	Vina San Pedro SA	6,182

		6,981,921

CHINA — 0.6%
962,000	AAC Technologies Holdings, Inc.	2,202,030
198,000	Agile Property Holdings Ltd.	178,472
135,000	Airtac International Group	755,605
150,000	Ajisen China Holdings Ltd.	212,923
1,552,000	Anhui Expressway Co. Ltd. - H Shares	970,913
32,000	Anhui Tianda Oil Pipe Co. Ltd. - H Shares	5,700
564,000	Anton Oilfield Services Group	75,797
639,000	Asia Cement China Holdings Corp.	302,191
96,000	Aupu Group Holding Co. Ltd.	8,077
196,000	AviChina Industry & Technology Co. - H Shares	85,832
116,000	Baoye Group Co. Ltd. - H Shares	57,791
38,000	Beijing Capital Land Ltd. - H Shares	9,698
33,000	Beijing Jingkelong Co. Ltd. - H Shares	32,230
274,000	Beijing North Star Co. Ltd. - H Shares	43,940
98,000	Catic Shenzhen Holdings Ltd.(b)	41,371
48,000	China Aoyuan Property Group Ltd.	5,644
54,000	China Communications Services Corp. Ltd. - H Shares	24,904
90,000	China Medical System Holdings Ltd.	66,083
193,200	China Metal Recycling Holdings Ltd.	206,859
115,678	China Molybdenum Co. Ltd. - H Shares	56,861
1,200,084	China National Building Material Co. Ltd. - H Shares	1,537,194
29,000	China National Materials Co. Ltd. - H Shares	14,601

11

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

CHINA (continued)
152,000	China Nickel Resources Holding Co. Ltd.(b)	$13,290
176,000	China Qinfa Group Ltd.(b)(d)	34,209
1,164,600	China Resources Microelec- tronics Ltd.(d)	71,206
260,000	China SCE Property Holdings Ltd.	53,399
491,488	China Shanshui Cement Group Ltd.	376,468
246,000	China Shineway Pharmaceutical Group Ltd.	343,392
561,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	106,444
1,458,000	China Singyes Solar Technologies Holdings Ltd.	797,199
188,000	China Southern Airlines Co. Ltd. - H Shares(b)	104,915
140,000	China Sunshine Paper Holdings Co. Ltd.	22,368
127,000	China Sunsine Chemical Holdings Ltd.	24,174
184,158	China Taisan Technology Group Holdings Ltd.	14,250
156,000	China Yurun Food Group Ltd.	270,769
350,000	Chinasoft International Ltd.(b)	92,290
74,000	Chongqing Iron & Steel Co. Ltd. - H Shares(b)	12,672
44,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	10,678
3,219,200	Country Garden Holdings Co.	1,274,603
2,182,000	CPMC Holdings Ltd.(c)	965,998
3,804,000	Dalian Port PDA Co. Ltd. - H Shares(c)	972,519
101,000	Delong Holdings Ltd.(b)(c)	26,311
33,600	Dongfang Electric Corp. Ltd. - H Shares	103,262
398,000	Dongyue Group	308,187
232,000	ENN Energy Holdings Ltd.	838,339
416,000	First Tractor Co. Ltd. - H shares	372,255
339,000	Fosun International	192,014
197,000	Golden Eagle Retail Group Ltd.	495,097
381,500	Great Wall Motor Co. Ltd. - H Shares	518,044
87,000	Greentown China Holdings Ltd.	55,799
268,000	Guangshen Railway Co. Ltd. - H Shares	93,049
241,753	Guangzhou Automobile Group Co. Ltd. - H Shares	241,189
94,000	Guangzhou Pharmaceutical Co. Ltd. - H Shares	65,827
18,400	Guangzhou Shipyard International Co. Ltd. - H Shares	15,502
14,000	Hainan Meilan International Airport Co. Ltd. - H Shares	9,847
239,000	Haitian International Holdings Ltd.	212,350

Shares		Value

CHINA (continued)
162,000	Harbin Power Equipment Co. Ltd. - H Shares	$163,254
89,000	Hidili Industry International Development Ltd.	37,275
473,000	Honghua Group Ltd.(b)	48,122
358,500	International Mining Machinery Holdings Ltd.	359,543
285,000	Intime Department Store Group Co. Ltd.	408,995
119,000	JES International Holdings Ltd.(b)	16,840
80,000	Jiangsu Expressway Co. Ltd. - H Shares	68,953
92,000	Jingwei Textile Machinery - H Shares	51,970
31,000	Kaisa Group Holdings Ltd.(b)	6,255
163,000	Kasen International Holdings Ltd.(c)	24,785
458,000	Kingdee International Software Group Co. Ltd.	185,536
43,000	Kingsoft Corp. Ltd.	18,999
1,492,722	Lenovo Group Ltd.	1,003,564
76,000	Li Heng Chemical Fibre Technologies Ltd.	7,424
43,000	Li Ning Co. Ltd.	40,994
103,200	Lianhua Supermarket Holdings Co. Ltd. - H Shares	166,054
190,000	Lingbao Gold Co. Ltd. - H Shares	85,348
86,000	Little Sheep Group Ltd.	55,708
29,947	Longfor Properties Co. Ltd.	38,383
132,000	Maanshan Iron & Steel - H Shares	39,300
1,188,000	Microport Scientific Corp.	671,468
157,000	Nam Cheong Ltd.(b)	15,210
34,000	Nanjing Panda Electronics Co. Ltd. - H Shares(b)	6,564
348,000	NVC Lighting Holdings Ltd.	151,099
96,800	Pacific Online	46,555
236,000	Pacific Textile Holdings Ltd.	132,804
138,000	Pan Asia Environmental Protection Group Ltd.(b)	13,524
34,500	Parkson Retail Group Ltd.	43,899
2,000	Peak Sport Products Co. Ltd.	591
60,000	Powerlong Real Estate Holdings Ltd.	9,133
402,000	Qingling Motors Co. Ltd. - H Shares	110,564
261,000	Qunxing Paper Holdings Co. Ltd.(c)(d)	68,995
67,000	Real Gold Mining Ltd.(c)(d)	75,980
251,000	Regent Manner International Ltd.	60,716
713,430	Renhe Commercial Holdings Co. Ltd.	99,972
1,500	Sany Heavy Equipment International Holdings Co. Ltd.	1,321

12

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

CHINA (continued)
327,806	Semiconductor Manufacturing International Corp.(b)	$17,982
26,500	Shandong Chenming Paper Holdings Ltd. - H Shares	11,594
24,800	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares	14,974
484,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	503,034
56,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	7,201
222,000	Shanghai Prime Machinery Co. Ltd. - H Shares	36,638
106,500	Shengli Oil&Gas Pipe Holdings Ltd.	10,428
20,000	Shenguan Holdings Group Ltd.	10,745
162,000	Shenzhou International Group Holdings Ltd.	208,402
158,265	Shui On Land Ltd.	49,106
116,000	Sichuan Expressway Co. Ltd. - H Shares	51,567
26,000	Silver Base Group Holdings Ltd.	27,690
784,000	Sino Dragon New Energy Holdings Ltd.(b)	45,542
292,060	Sino-Ocean Land Holdings Ltd.	129,579
252,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	92,522
234,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares	56,416
93,000	Sinostar PEC Holdings Ltd.	8,779
79,500	Sinotel Technologies Ltd.(b)	8,345
178,000	Sinotrans Ltd. - H Shares	36,723
1,600,500	Soho China Ltd.	1,141,106
182,000	Sunny Optical Technology Group Co. Ltd.	42,802
184,000	SunVic Chemical Holdings Ltd.	81,574
554,000	Tiangong International Co. Ltd.	98,136
466,000	Tianneng Power International Ltd.	218,244
739,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	754,590
2,041,000	Trauson Holdings Co. Ltd.(c)	560,115
12,500	Travelsky Technology Ltd. - H Shares	6,160
32,000	Tsingtao Brewery Co. Ltd. - H Shares	162,725
182,000	Uni-President China Holdings Ltd.	108,173
1,000	Wumart Stores, Inc. - H Shares	2,018
1,683,000	Xingda International Holdings Ltd.	964,212
157,000	Xingye Copper International Group Ltd.	22,183

Shares		Value

CHINA (continued)
159,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	$70,038
146,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares	48,356
810,000	Yantai North Andre Juice Co. - H Shares	25,702
94,000	Yuzhou Properties Co.	24,349
260,500	Zhaojin Mining Industry Co. Ltd. - H Shares	465,093
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
176,000	Zhong An Real Estate Ltd.(b)	24,048
7,500	Zhongsheng Group Holdings Ltd.	13,260
26,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	60,874

		26,559,353

CYPRUS — 0.0%
8,142	Bank of Cyprus Public Co. Ltd.	11,150
28,621	Deep Sea Supply Plc(b)	41,181
91,591	Marfin Popular Bank Public Co. Ltd.(b)	31,236
71,521	ProSafe SE	540,610
50,396	Seabird Exploration Ltd.(b)	2,953
5,415	Songa Offshore SE(b)	21,670

		648,800

DENMARK — 0.3%
2,314	ALK-Abello A/S	137,118
19,184	Alm Brand A/S(b)	27,813
8,231	Amagerbanken A/S(b)(c)(d)	0
638	Ambu A/S - Class B	14,659
5,855	Auriga Industries - Class B	90,247
18,742	Bang & Olufsen A/S(b)	218,419
2,094	Bavarian Nordic A/S(b)	15,407
1,079	Brodrene Hartmann A/S	19,212
225,091	Christian Hansen Holding A/S	4,814,501
4,481	D/S Norden	130,688
2,204	DFDS A/S	146,807
158	DiBa Bank A/S(b)	946
7,982	DLH A/S - Class B(b)	12,122
48,608	DSV A/S	973,817
2,329	East Asiatic Co. Ltd. A/S	54,567
2,200	Fionia Bank A/S(b)(c)(d)	0
10,095	FLSmidth & Co. A/S	639,349
4,979	Genmab A/S(b)	29,082
81,337	GN Store Nord A/S	599,456
7,396	H. Lundbeck A/S	153,096
2,058	H+H International A/S - Class B(b)	16,232
2,374	Harboes Bryggeri A/S - Class B	41,587
963	IC Companys A/S	25,531
22,039	Jyske Bank A/S(b)	640,591
3,721	NeuroSearch A/S(b)	14,052
18,842	NKT Holding A/S	715,078

13

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

DENMARK (continued)
70	Nordjyske Bank A/S	$975
250	Norresundby Bank A/S	7,201
3,031	Parken Sport & Entertainment A/S(b)	45,786
650	PER Aarsleff A/S - Class B	50,665
1,788	Ringkjoebing Landbobank A/S	195,247
1,687	Rockwool International A/S - Class B	164,626
906	Royal UNIBREW A/S	47,296
6,142	Schouw & Co.	133,843
1,682	SimCorp A/S	288,245
5,327	Sjaelso Gruppen(b)	1,436
2,238	Solar Holdings A/S - Class B	92,179
6,473	Spar Nord Bank A/S(b)	45,418
38	Sparbank(b)	240
56	Sparekassen Faaborg A/S(b)	2,707
29,544	Sydbank A/S	547,116
2,215	Thrane & Thrane A/S	104,145
33	Tivoli A/S(b)	17,748
16,761	TK Development(b)	45,760
3,786	Topdanmark A/S(b)	623,362
33,402	TopoTarget A/S(b)	11,609
129,120	Topsil Semiconductor Materials(b)	11,009
265	Torm A/S(b)	290
1,702	Tryg A/S	94,655
155,759	Vestas Wind Systems A/S(b)	2,564,881
2,285	Vestjysk Bank A/S(b)	12,412
109	William Demant Holding A/S(b)	8,630

		14,647,858

FINLAND — 2.2%
9,996	Ahlstrom Oyj	172,333
349	Aktia Oyj - Class A	2,745
2,952	Alma Media Corp.	25,716
39,132	Amer Sports Oyj - Class A	538,873
1,770	Aspo Oyj	16,997
1,682	Bank of Aland Plc - Class B(b)	22,343
2,196	BasWare Oyj	56,304
18,521	Biotie Therapies Oyj(b)	12,087
15,775	Cargotec Corp. - Class B	527,894
69,022	Citycon Oyj	254,198
576	Componenta Oyj(b)	3,057
2,317	Comptel Oyj	2,135
4,120	Cramo Oyj	48,923
7,193	Digia Plc	29,268
17,999	Elisa Oyj	379,470
28,055	Finnair Oyj(b)	109,828
1,799	Finnlines Oyj(b)	18,469
12,672	Fiskars Oyj Abp	252,994
31,761	F-Secure Oyj	94,179
2,824	Glaston Oyj Abp(b)	2,325
11,600	HKScan Oyj - A Shares	92,568
22,916	Huhtamaki Oyj	261,806
2,336	Ilkka-Yhtyma Oyj	20,880

Shares		Value

FINLAND (continued)
17,695	Kemira Oyj	$242,352
1,492	Kesko OYJ - Class A	53,438
31,775	Kesko Oyj - Class B	1,127,829
15,462	Konecranes Oyj	351,937
3,505	Lassila & Tikanoja Oyj	54,663
3,187	Lemminkainen Oyj	89,004
2,252,327	Metso Oyj(c)	87,124,142
43,836	M-real Oyj - B Shares(b)	94,934
1,089	Neste Oil Oyj	13,176
52,206	Nokian Renkaat Oyj	1,912,114
10,195	Okmetic Oyj	69,304
5,138	Olvi Oyj - Class A	110,389
21,456	Oriola-KD Oyj - Class B	59,670
10,430	Orion Oyj - Class A	212,455
9,618	Orion Oyj - Class B	200,150
13,413	PKC Group Oyj	222,016
132,675	Pohjola Bank Plc	1,525,550
766	Ponsse Oyj	7,786
3,600	Poyry Oyj	32,496
43,685	Raisio Plc - V Shares	141,043
26,580	Ramirent Oyj	227,502
6,650	Rapala VMC Oyj	51,332
32,226	Ruukki Group Oyj(b)	43,396
267	Saga Furs Oyj	5,979
16,431	Sanoma Oyj	220,441
740	Scanfil Oyj	2,152
1,969	SRV Group Plc	11,986
2,865	Stockman Oyj Abp - Class A	59,221
8,246	Stockman Oyj Abp - Class B	146,561
198,095	Stora Enso Oyj - Class R	1,253,869
5,353	Technopolis Plc	25,206
5,683	Tecnotree Oyj(b)	2,727
675	Teleste Oyj	2,941
16,032	Tikkurila Oyj	311,634
134,345	UPM-Kymmene Oyj	1,570,916
3,176	Vacon Plc	159,927
3,684	Vaisala Oyj - Class A	88,745
77,675	Wartsila Oyj	2,360,133
93,678	YIT Oyj	1,478,289

		104,612,797

FRANCE — 1.7%
3,534	ABC Arbitrage	31,605
24,037	Accor SA	785,625
4,525	Aeroports de Paris	355,268
542	Affine SA REIT	11,255
1,604	Air France-KLM(b)	12,181
1,039,619	Alcatel-Lucent(b)	2,874,238
902	Ales Groupe(c)	13,851
4,963	Altamir Amboise(b)	45,953
9,534	Alten Ltd.	271,493
85,802	Altran Technologies SA(b)	434,696
1,645	ANF Immobilier REIT	69,187
361	April Group	6,271
4,970	Archos(b)	47,240
46,520	Arkema SA	3,161,458

14

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

FRANCE (continued)
987	Artprice.com(b)	$46,430
4,828	Assystem	87,750
13,663	Atos Origin SA	660,534
1,591	Audika SA	35,175
1,151	Aurea SA	9,731
1,370	Avanquest Software(b)	3,288
8,557	Avenir Telecom(b)	7,701
653	Axway Software SA(b)	13,373
2,529	Bigben Interactive(b)	26,611
3,331	BioMerieux	289,031
73,248	Boiron SA(c)	2,084,385
122	Bollore	28,052
2,932	Bonduelle SCA	264,743
2,102	Bongrain SA(c)	149,121
13,097	Bourbon SA	363,522
267	Boursorama(b)	2,310
27,832	Bull(b)	131,590
8,888	Bureau Veritas SA	689,643
33,896	Cap Gemini SA	1,297,043
244	Cegedim SA	7,238
2,386	Cegid Group	55,792
1,574	CFAO SA	60,801
80	Cie des Alpes	2,016
4,096	Ciments Francais SA	361,756
4,542	Club Mediterranee SA(b)	85,856
124,773	Compagnie Generale de Geophysique-Veritas(b)	2,726,215
804	Damartex SA(c)	22,770
32,302	Derichebourg SA(b)	128,661
2,118	Devoteam SA	36,601
22,092	Edenred	623,150
845	Electricite de Strasbourg(c)	121,415
332	Entrepose Contracting	37,082
3,548	Eramet	555,543
246	Esso Ste Anonyme Francaise	25,322
26,260	Etablissements Maurel Et Prom	527,936
374	Etam Developpement SA(b)	6,915
12,672	Euler Hermes SA	914,871
1,377	Euro Disney SCA Non-Registered Shares(b)	9,467
1,317	Eurofins Scientific	118,301
13,937	Eutelsat Communications	573,954
1,226	Exel Industries SA - Class A(c)	62,739
350	Faiveley Transport	23,950
16,125	Faurecia	426,348
1,000	Fimalac	41,633
539	Fleury Michon SA	21,977
922	Flo Groupe	6,046
2,776	Fonciere Des Regions REIT	204,576
12,718	GameLoft SA(b)	70,672
202	Gaumont SA(c)	9,544
1,559	Gecina SA REIT	154,174
25,465	Gemalto NV	1,158,262
6,483	GFI Informatique(b)	26,500
2,835	GL Events	71,926
257	Groupe Crit	5,477

Shares		Value

FRANCE (continued)
77,581	Groupe Eurotunnel SA	$698,844
13,154	Groupe Partouche SA(b)	32,031
9,438	Groupe Steria SCA	180,015
393	Guerbet	38,558
1,437	Guyenne et Gascogne SA	164,613
5,836	Haulotte Group SA(b)	65,149
25,799	Havas SA	111,064
23,886	Hi-Media SA(b)	85,264
6,307	Icade REIT	564,461
2,382	Iliad SA	278,171
14,838	Imerys SA	844,222
11,052	Ingenico	436,910
1,251	Inter Parfums SA	37,798
129,350	IPSOS	4,232,647
2,718	Jacquet Metal Service(b)	37,782
27,960	JC Decaux SA(b)	744,605
54	Kaufman & Broad SA(b)	1,078
33,151	Klepierre REIT	1,033,305
2,636	Korian	51,105
65	Lagardere SCA	1,741
936	Laurent-Perrier	96,428
1,354	Lectra	10,204
1,715	LISI	138,384
4,237	M6-Metropole Television	72,430
735	Maisons France Confort	26,215
1,690	Manitou BF SA(b)	33,939
467	Manutan International	23,944
147,675	Medica SA(c)	2,941,232
129,170	Mersen(c)	5,042,550
2,556	METabolic Explorer SA(b)	12,970
327	Montupet(b)	1,777
1,975	MR Bricolage(c)	28,899
1,578	Naturex	119,791
165,789	Neopost SA	12,609,487
94,958	Nexans SA	5,973,103
8,861	Nexity	255,292
77,966	NicOx SA(b)	116,166
760	Norbert Dentressangle SA	67,371
7,378	NRJ Group	72,737
17,460	Oeneo	45,743
7,755	Orpea	333,678
1,855	Parrot SA(b)	43,690
69,154	Peugeot SA	1,504,674
246	Pierre & Vacances	9,585
9,912	Plastic-Omnium SA	275,563
7,823	Rallye SA	250,123
14,085	Recylex SA(b)	62,597
5,499	Remy Cointreau SA	450,489
88,196	Rexel SA	1,581,137
73,896	Rubis	4,199,414
3,562	Sa des Ciments Vicat	232,788
1,582	Saft Groupe SA	48,068
1,023	Sartorius Stedim Biotech	69,170
135,370	SCOR SE	3,153,663
7,643	SEB SA	640,749
1,217	Seche Environnement SA	55,207

15

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

FRANCE (continued)
5,884	Sechilienne-Sidec	$109,758
4,891	Sequana	29,933
7,940	Societe BIC SA	708,570
832	Societe d’Edition de Canal +	5,060
3,179	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	333,694
98	Societe Internationale de Plantations d’Heveas SA	10,717
22,180	Societe Television Francaise 1	297,809
16,292	SOITEC(b)	81,302
806	Somfy SA	192,145
1,699	Sopra Group SA	107,742
231	Spir Communication(b)	8,730
101	Stallergenes SA	6,575
2,498	Ste Industrielle d’Aviation Latecoere SA(b)	30,455
1,492	STEF-TFE	75,409
62	Sucriere de Pithiviers-Le-Vieil	141,656
92	Sword Group	1,658
954	Synergie SA	11,921
213	Teleperformance	4,497
155	Tessi SA	13,456
26,644	Thales SA	939,658
2,738	Theolia SA(b)	3,890
2	Total Gabon	842
146	Touax SA	4,820
343	Transgene SA(b)	4,147
310	Trigano SA	5,649
740	UBISOFT Entertainment(b)	4,433
694	Union Financiere de France BQE SA	20,602
34,483	Valeo SA	1,730,885
1,404	Viel et Compagnie	5,610
735	Vilmorin & Cie	80,736
1,445	Virbac SA	249,639
107	VM Materiaux SA	4,531
653	Vranken - Pommery Monopole	26,507
11,613	Zodiac Aerospace	910,560

		79,998,056

GERMANY — 1.9%
1,223	Aareal Bank AG(b)	24,507
37,576	ADVA AG Optical Networking(b)	221,974
2,506	Advanced Inflight Allianz AG	11,646
79	Agennix AG(b)	332
10,093	Air Berlin Plc(b)	36,932
11,559	Aixtron AG	163,663
528	Allgeier Holding AG	8,158
2,566	Alstria Office AG REIT	32,903
67	Amadeus Fire AG	2,562
627	AS Creation Tapeten	19,966
9,550	Augusta Technologie AG	207,721
14,604	Aurubis AG	824,984
5,118	Axel Springer AG	206,850

Shares		Value

GERMANY (continued)
929	Baader Bank AG	$2,806
8,917	Balda AG(b)	63,230
4,222	BayWa AG	185,903
10,613	Bechtle AG	395,919
1,967	Bertrandt AG	110,302
118,034	Bilfinger Berger AG	10,543,578
1,210	Biotest AG	69,538
23,015	Borussia Dortmund GmbH & Co. KGAA(b)	68,475
16,674	Carl Zeiss Meditec AG	317,746
4,807	Celesio AG	75,815
2,761	Cenit AG	18,479
4,526	Centrosolar Group AG(b)	11,454
8,279	CENTROTEC Sustainable AG	160,633
1,476	Centrotherm Photovoltaics AG	27,848
3,390	Cewe Color Holding AG	131,813
17,476	Comdirect Bank AG	179,619
821	CompuGroup Holding AG	10,566
7,207	Constantin Medien AG(b)	14,782
5,227	COR&FJA AG(b)	11,162
7,800	CropEnergies AG	57,434
6,999	CTS Eventim AG	231,373
4,797	Curanum AG(b)	13,656
7,898	DAB Bank AG	33,797
2,014	Delticom AG	224,408
3,806	Deutsche Beteiligungs AG	81,320
27,541	Deutsche Lufthansa AG	374,188
6,162	Deutsche Wohnen AG	90,725
33,396	Deutz AG(b)	208,841
20,474	Dialog Semiconductor Plc(b)	394,119
7,612	Douglas Holdings AG	307,494
2,601	Dr Hoenle AG	38,005
570	Draegerwerk AG & Co. KGaA	45,276
17,862	Drillisch AG	204,257
7,490	Duerr AG	330,837
4,400	DVB Bank SE(c)	144,292
692	Eckert & Ziegler AG	25,442
9,177	Elmos Semiconductor AG	97,939
167,635	ElringKlinger AG	4,608,893
1,475	Envitec Biogas AG(b)	20,419
661	Epigenomics AG(b)	3,729
3,255	Euromicron AG	91,169
42,200	Evotec AG(b)	141,297
58,061	Fielmann AG	6,135,762
31,432	Fraport AG Frankfurt Airport Services Worldwide	1,979,016
51,919	Freenet AG	669,330
5,957	Fuchs Petrolub AG	277,133
127,975	GEA Group AG	3,509,187
4,764	Generali Deutschland Holding AG	390,772
6,004	Gerresheimer AG	266,078
7,035	Gerry Weber International AG	218,403
2,345	Gesco AG	189,106
92,837	GFK AG(c)	4,262,062
5,545	GFT Technologies AG	21,145

16

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

GERMANY (continued)
8,519	Gigaset AG(b)	$30,452
33,550	Gildemeister AG(b)	487,207
3,159	Grammer AG(b)	57,886
3,340	Grenkeleasing AG	183,819
5,192	H&R AG	113,240
3,685	Hamborner AG REIT	32,076
3,184	Hamburger Hafen und Logistik AG	97,893
30,303	Hannover Rueckversicherung AG	1,491,955
1,410	Hawesko Holding AG	65,154
4,874	Heidelberger Druckmaschinen AG(b)	9,574
4,946	Highlight Communications AG(b)	23,692
24,960	Hochtief AG	1,814,680
2,809	Homag Group AG	32,853
9,773	Indus Holding AG	255,724
502	Init Innovation In Traffic Systems AG	11,940
1,088	Interseroh SE	76,311
8,503	Intershop Communications AG(b)	28,763
2,380	Isra Vision AG	52,683
1,421	IVG Immobilien AG(b)	6,333
14,814	Jenoptik AG(b)	97,884
3,795	Kabel Deutschland Holding AG(b)	215,249
11,418	Kloeckner & Co. SE	170,182
4,129	Koenig & Bauer AG	64,724
14,027	Kontron AG	99,281
11,627	Krones AG	592,719
210	KSB AG	133,036
3,242	KUKA AG(b)	61,686
1,466	KWS Saat AG	305,810
61,859	Lanxess AG	3,612,935
641	Leifheit AG	14,675
26,280	Leoni AG	1,098,571
4,150	Loewe AG(b)	18,065
2,194	LPKF Laser & Electronics AG	31,034
141	Manz Automation AG(b)	4,242
5,154	Medigene AG(b)	6,902
13,150	MLP AG	88,463
136	Mobotix AG	12,128
11,339	Morphosys AG(b)	276,247
91,055	MTU Aero Engines Holding AG	6,097,494
384	Muehlbauer Holding AG & Co. KGaA	14,625
3,842	MVV Energie AG	127,455
1,551	Nemetschek AG	58,882
2,244	Nexus AG(b)	21,194
3,272	Nordex SE(b)	20,233
1,021	OHB Technology AG	17,618
7,123	Patrizia Immobilien AG(b)	39,044
1,728	Pfeiffer Vacuum Technology AG	174,641
19,644	PNE Wind AG	44,260

Shares		Value

GERMANY (continued)
1,176	Praktiker Bau- und Heimwerk- ermaerkte AG	$4,656
300	Progress-Werk Oberkirch AG	13,577
2,204	PSI AG Gesellschaft Fuer Produkte Und Systeme Der Informationstechnologie	51,855
2,224	Puma AG	714,309
1,608	PVA TePla AG	7,913
4,957	Q-Cells SE(b)	4,922
75,197	QSC AG(b)	247,189
870	R Stahl AG	28,482
13,358	Rational AG	3,075,423
746	REpower Systems AG	147,858
42,668	Rheinmetall AG	2,262,848
32,486	Rhoen Klinikum AG	648,207
1,579	SAG Solarstrom AG	7,493
639	Salzgitter AG	36,117
475	Sartorius AG	21,317
273	Schaltbau Holding AG	28,912
2,064	Sedo Holding AG(b)(c)	6,072
22,668	SGL Carbon AG(b)	1,408,885
2,910	Silicon Sensor International AG(b)	40,488
19,326	Singulus Technologies(b)	73,523
14,802	Sixt AG	311,611
1,851	SKW Stahl-Metallurgie Holding AG	37,260
113,539	Sky Deutschland AG(b)	334,567
97	SMA Solar Technology AG	5,830
361	SMT Scharf AG	10,352
19,961	Software AG	826,671
578	Solar-Fabrik AG(b)	1,897
12,929	Stada Arzneimittel AG	312,323
904	STINAG Stuttgart Invest AG(c)	20,014
2,495	Stratec Biomedical Systems AG	101,288
66,797	Suedzucker AG	1,951,152
21,586	Suss Microtec AG(b)	226,261
429,927	Symrise AG	11,128,648
18,177	TAG Immobilien AG(b)	155,196
9,742	Takkt AG	123,898
1,753	Telegate AG	14,241
2,222	Tipp24 SE(b)	103,429
677	Tom Tailor Holding AG(b)	10,534
4,964	Tomorrow Focus AG	26,436
471	TUI AG(b)	3,072
34,543	United Internet AG	678,088
2,043	Verbio AG(b)	9,461
4,342	Vossloh AG	453,931
4,343	VTG AG	87,084
8,847	Wacker Chemie AG	890,447
17,355	Wacker Neuson SE	215,919
62	Washtec AG	787
50,131	Wincor Nixdorf AG	2,807,239
34,475	Wirecard AG	552,155
166	XING AG(b)	13,890
1,398	Zhongde Waste Technology AG	10,431

17

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

GERMANY (continued)
254	zooplus AG(b)	$20,958

		88,515,400

GIBRALTAR — 0.0%
162,266	Bwin.Party Digital Entertainment Plc	284,457

GREECE — 0.0%
811	Aegean Airlines SA(b)	1,791
911	Agriculture Bank of Greece(b)	304
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)	7
147,872	Alpha Bank AE(b)	196,652
1,098	Astir Palace Hotel SA(b)	2,875
2,153	Athens Water Supply & Sewage Co. SA (The)	8,847
17,736	Attica Bank(b)	5,506
7,424	Bank of Greece(c)	151,929
10,753	Coca-Cola Hellenic Bottling Co. SA(b)	211,608
36,991	Corinth Pipeworks SA(b)	43,072
5,766	Diagnostic & Therapeutic Center of Athens Hygeia SA(b)	2,374
130,862	EFG Eurobank Ergasias SA(b)	120,181
9,410	Ellaktor SA	17,520
1,389	Euromedica SA(b)	712
1,956	Folli Follie Group(b)	23,555
22,434	Forthnet SA(b)	4,885
5,815	Fourlis Holdings SA(b)	25,052
10,782	Frigoglass SA(b)	84,797
5,528	GEK Terna Holding Real Estate Construction SA	7,616
1,337	Geniki Bank(b)	541
315	Hellenic Exchanges SA Holding Clearing Settlement and Registry	1,539
28,693	Hellenic Petroleum SA	251,424
2,549	Hellenic Telecommunications Organization SA	14,025
4,725	Heracles General Cement Co.(b)	13,694
8,760	Intracom Holdings SA(b)	3,033
3,926	Intracom SA Technical & Steel Constructions(b)	2,349
6,985	JUMBO SA	37,859
6,715	Lambrakis Press SA(b)	975
2,599	Lamda Development SA(b)	10,259
6,590	Metka SA	61,632
628	Motor Oil (Hellas) Corinth Refineries SA	5,650
20,994	Mytilineos Holdings SA(b)	97,029
181,244	Piraeus Bank SA(b)	51,692
618	Piraeus Port Authority	9,963
22,848	Proton Bank SA(b)(c)(d)	0
1,978	S&B Industrial Minerals SA(b)	10,783

Shares		Value

GREECE (continued)
5,302	Sarantis SA(b)	$15,170
1,817	Sidenor Steel Products Manufacturing Co. SA(b)	4,436
12,534	T Bank SA(b)	324
3,630	Teletypos SA Mega Channel(b)(c)	2,798
3,756	Terna Energy SA	9,464
647	Thessaloniki Port Authority SA	9,219
592	Titan Cement Co. SA	11,433
444	TT Hellenic Postbank SA(b)	219
23,866	Viohalco(b)	107,335

		1,642,128

HONG KONG — 1.2%
160,000	Alco Holdings Ltd.	50,266
44,000	Allan International Holdings Ltd.	12,943
30,000	Allied Group Ltd.	76,811
1,753,693	Allied Properties HK Ltd.(c)	242,102
5,982,000	AMVIG Holdings Ltd.(c)	3,732,461
1,540,000	Apac Resources Ltd.(b)	57,596
576,000	Apollo Solar Energy Technology Holdings Ltd.(b)	20,289
84,000	APT Satellite Holdings Ltd.(c)	13,929
205,000	Artel Solutions Group Holdings Ltd.(b)	3,800
142,000	Asia Financial Holdings Ltd.(c)	52,636
58,000	Asia Satellite Telecommuni- cations Holdings Ltd.	109,925
421,877	Asia Standard International Group Ltd.	69,914
25,000	Asian Citrus Holdings Ltd.	17,197
432,700	ASM Pacific Technology Ltd.	4,751,430
80,000	Associated International Hotels Ltd.(c)	164,155
820,000	AVIC International Holding HK Ltd.(b)	27,601
150,000	Beijing Capital International Airport Co. Ltd. - H Shares	67,357
89,000	Beijing Development HK Ltd.(b)	12,913
62,000	Beijing Enterprises Holdings Ltd.	343,100
1,217,000	Beijing Enterprises Water Group Ltd.(b)	298,470
408,000	Beijing Yu Sheng Tang Pharmaceutical Group Ltd.(b)	6,047
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	9,277
100,000	Bio-Dynamic Group Ltd.(b)	10,964
906,000	Birmingham International Holdings Ltd.(b)(c)(d)	17,960
144,000	Bonjour Holdings Ltd.	22,938
390,000	Bosideng International Holdings Ltd.	107,513
218,000	Bossini International Holdings Ltd.	20,685

18

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

HONG KONG (continued)
668,000	Brilliance China Automotive Holdings Ltd.(b)	$716,137
1,296,000	Burwill Holdings Ltd.(b)	26,271
143,000	C C Land Holdings Ltd.	34,378
106,000	Cafe de Coral Holdings Ltd.	239,205
175,000	Capital Estate Ltd.(b)	5,693
247,656	Central China Real Estate Ltd.	55,924
718,800	Century City International Holdings Ltd.	46,531
240,000	Century Sunshine Group Holdings Ltd.(b)	6,082
1,590,446	Champion Technology Holdings Ltd.	22,937
276,560	Chaoda Modern Agriculture Holdings Ltd.(c)(d)	39,159
840,000	Chaoyue Group Ltd.(b)(c)	17,206
96,000	Chen Hsong Holdings	37,611
116,186	Cheuk Nang Holdings Ltd.(c)	45,904
80,000	Chevalier International Holdings Ltd.	89,603
275,000	Chevalier Pacific Holdings Ltd.	6,845
243,798	China Agri-Industries Holdings Ltd.	194,356
2,392,000	China Billion Resources Ltd.(b)(c)	26,787
410,857	China BlueChemical Ltd. - H Shares	321,960
339,699	China CBM Group Ltd.(b)	29,574
336,000	China Chengtong Development Group Ltd.	16,027
120,000	China Electronics Corp. Holdings Co. Ltd.(b)	8,820
110,000	China Energy Development Holdings Ltd.(b)	1,533
140,000	China Financial Services Holdings Ltd.(b)	8,527
71,411	China Flavors & Fragrances Co. Ltd.(b)	13,551
322,000	China Foods Ltd.	253,142
952,000	China Gas Holdings Ltd.	273,199
238,000	China Glass Holdings Ltd.	44,402
1,754,000	China Grand Forestry Green Resources Group Ltd.(b)	10,953
92,000	China Haidian Holdings Ltd.	9,592
8,000	China High Precision Automation Group Ltd.(d)	2,822
1,002,000	China Infrastructure Investment Ltd.(b)	23,122
258,000	China Mandarin Holdings Ltd.(b)	5,300
367,000	China Mengniu Dairy Co. Ltd.	1,169,444
132,148	China Merchants Holdings International Co. Ltd.	407,773
106,000	China Metal International Holdings, Inc.	18,889
1,770,000	China Mining Resources Group Ltd.(b)(d)	25,745

Shares		Value

HONG KONG (continued)
660,000	China Oil and Gas Group Ltd.(b)	$44,288
52,000	China Oriental Culture Group Ltd.(b)	2,451
281,000	China Overseas Grand Oceans Group Ltd.	214,340
222,000	China Pharmaceutical Group Ltd.	60,716
460,000	China Power International Development Ltd.	97,336
430,000	China Precious Metal Resources Holdings Co. Ltd.(b)	83,617
244,000	China Properties Group Ltd.(b)	61,676
308,000	China Public Procurement Ltd.(b)(c)(d)	0
20,066	China Renewable Energy Investment Ltd.(b)	896
4,844,000	China Renji Medical Group Ltd.(b)(c)(d)	37,411
3,700,000	China Resources and Transportation Group Ltd.(b)	131,369
26,000	China Resources Cement Holdings Ltd.	20,631
186,000	China Resources Enterprise Ltd.	679,281
120,800	China Resources Gas Group Ltd.	175,517
20,000	China Resources Land Ltd.	29,274
1,230,000	China South City Holdings Ltd.	172,740
290,000	China Starch Holdings Ltd.	10,814
275,440	China State Construction International Holdings Ltd.	212,140
970,000	China Strategic Holdings Ltd.(b)	22,231
364,400	China Taiping Insurance Holdings Co. Ltd.(b)	790,223
296,000	China Ting Group Holdings Ltd.	20,043
22,000	China Travel International Investment Hong Kong Ltd.	3,322
184,000	China Tycoon Beverage Holdings Ltd.(b)	4,304
52,000	China Water Affairs Group Ltd.	14,936
1,350,000	China Windpower Group Ltd.(b)	62,438
57,000	Chong Hing Bank Ltd.	107,819
108,000	Chow Sang Sang Holdings International Ltd.	333,096
198,000	Chu Kong Shipping Development	31,091
64,000	Chuang’s China Investments Ltd.(b)	3,243
385,500	Chuang’s Consortium International Ltd.	38,482
1,000	Citic 1616 Holdings Ltd.	222
62,000	Citic 21CN Co. Ltd.(b)	4,986
290,000	Citic Pacific Ltd.	524,109
83,000	Citic Resources Holdings Ltd.(b)	11,733

19

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

HONG KONG (continued)
726,000	CK Life Sciences International Holdings, Inc.	$31,421
68,000	Clear Media Ltd.(b)	25,928
134,000	Coastal Greenland Ltd.(b)	5,438
336,387	Comba Telecom Systems Holdings Ltd.	284,032
156,000	Cosco International Holdings Ltd.	66,652
312,000	COSCO Pacific Ltd.	434,123
380,000	Cosmos Machinery	26,988
375,000	Cosway Corp Ltd.(b)	49,390
1,010,000	CP Lotus Corp.(b)(c)	28,255
1,238,000	CP Pokphand Co.	135,900
42,000	Cross-Harbour Holdings Ltd.	33,286
1,590,000	CSI Properties Ltd.	38,985
208,000	CST Mining Group Ltd.(b)	2,884
752,000	Culture Landmark Investment Ltd.(b)(c)	10,606
105,000	Culturecom Holdings Ltd.(b)	9,890
183,000	DaChan Food Asia Ltd.	36,820
73,040	Dah Sing Banking Group Ltd.	71,061
55,050	Dah Sing Financial Holdings Ltd.	170,893
218,000	Dan Form Holdings Co. Ltd.(b)	17,639
264,000	Daphne International Holdings Ltd.	275,817
132,000	Dawnrays Pharmaceutical Holdings Ltd.	37,783
244,000	DBA Telecommunication Asia Holdings Ltd.	72,331
24,000	Dejin Resources Group Co. Ltd.(b)(d)	250
160,550	Dickson Concepts International Ltd.	92,529
139,000	Digital China Holdings Ltd.	217,214
40,000	DVN Holdings Ltd.	1,473
64,000	EcoGreen Fine Chemicals Group Ltd.	17,045
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
62,000	Embry Holdings Ltd.	33,992
325,000	Emperor Entertainment Hotel Ltd.	53,081
500,416	Emperor International Holdings Ltd.	83,681
630,000	Emperor Watch & Jewellery Ltd.	102,561
446,943	Enerchina Holdings Ltd.(b)	4,812
490,000	EPI Holdings Ltd.(b)	11,902
505,200	Esprit Holdings Ltd.	730,691
504,000	eSun Holdings Ltd.(b)	94,843
596,000	EVA Precision Industrial Holdings Ltd.	153,918
9,500	Fairwood Ltd.	12,374
462,116	Far East Consortium International Ltd.	80,276
550,400	First Pacific Co. Ltd.	573,410

Shares		Value

HONG KONG (continued)
598,000	Fook Woo Group Holdings Ltd.(b)	$112,995
104,000	Fountain SET Holdings Ltd.	12,515
435,000	Freeman Financial Corp. Ltd.(b)	2,661
314,000	GCL Poly Energy Holdings Ltd.	101,358
490,000	Geely Automobile Holdings Ltd.	125,282
498,000	Genting Hong Kong Ltd.(b)(c)	153,527
884,000	Get Nice Holdings Ltd.	39,287
456,000	Giordano International Ltd.	343,954
1,839,200	Global Bio-Chem Technology Group Co. Ltd.	425,536
76,000	Global Sweeteners Holdings Ltd.(b)	9,162
1,000	Glorious Property Holdings Ltd.(b)	155
150,000	Glorious Sun Enterprises Ltd.	49,678
220,000	Gold Peak Industries Holding Ltd.(c)	22,396
220,000	Goldbond Group Holdings Ltd.	7,702
376,000	Golden Meditech Co. Ltd.(b)	43,203
140,000	Goldin Properties Holdings Ltd.(b)	47,374
75,000	Goldlion Holdings Ltd.	28,998
4,205,600	GOME Electrical Appliances Holdings Ltd.	1,289,442
120,000	Good Fellow Resources Holdings Ltd.(b)	4,674
16,000	Good Friend International Holdings, Inc.	8,471
80,000	Goodtop Tin International Holdings Ltd.(b)	8,893
219,960	Great Eagle Holdings Ltd.	488,517
80,000	Greenheart Group Ltd.(b)	6,140
6,885,000	G-Resources Group Ltd.(b)	415,271
924,000	Guangdong Investment Ltd.	556,235
184,000	Guangnan Holdings	24,515
61,000	Haier Electronics Group Co. Ltd.(b)	57,999
151,159	Haitong International Securities Group Ltd.	58,936
130,000	Hang Ten Group Holdings Ltd.	28,284
160,000	Hannstar Board International Holdings Ltd.	25,177
114,000	Harbour Centre Development Ltd.(c)	131,110
751,975	Heng Tai Consumables Group Ltd.	46,782
31,500	Hengan International Group Co. Ltd.	273,053
834,000	Hengdeli Holdings Ltd.	373,897
483,000	Hi Sun Technology (China) Ltd.(b)	139,518
204,035	HKC Holdings Ltd.	8,299
295,600	HKR International Ltd.	122,221
186,000	Hon Kwok Land Investment Co. Ltd.(c)	60,851

20

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

HONG KONG (continued)
5,200	Hong Kong Aircraft Engineering Co. Ltd.	$64,858
50,000	Hong Kong Ferry (Holdings) Co. Ltd.(c)	39,193
307,000	Hongkong & Shanghai Hotels (The)	408,937
727,700	Hongkong Chinese Ltd.	115,444
29,000	Hopewell Highway Infrastructure Ltd.	15,996
243,000	Hopewell Holdings Ltd.	631,069
4,000	Hopson Development Holdings Ltd.	2,494
50,000	Hsin Chong Construction Group Ltd.	8,508
80,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	17,820
536,000	Huafeng Group Holdings Ltd.(b)	12,243
259,631	Hung Hing Printing Group Ltd.	61,506
524,000	Huscoke Resources Holdings Ltd.	12,213
1,402,000	Hutchison Harbour Ring Ltd.	119,642
1,441,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	512,323
16,000	Hycomm Wireless Ltd.(b)	3,675
572,000	IDT International Ltd.(b)	8,027
592,500	Interchina Holdings Co.(b)	30,567
120,000	iOne Holdings Ltd.	950
410,000	IPE Group Ltd.	32,709
398,000	IT Ltd.	247,873
99,000	ITC Properties Group Ltd.(b)	22,437
72,000	Jinchuan Group International Resources Co. Ltd.(b)	16,612
209,000	Jinhui Holdings Ltd.(b)	35,618
306,000	Jiuzhou Development Co. Ltd.(b)	19,946
290,000	JLF Investment Co. Ltd.	18,045
842,500	Johnson Electric Holdings Ltd.	493,809
308,000	Joyce Boutique Holdings Ltd.	28,355
2,000	Ju Teng International Holdings Ltd.	384
577,579	K Wah International Holdings Ltd.	156,099
440,000	Kai Yuan Holdings Ltd.(b)	10,134
234,000	Kam Hing International Holdings Ltd.	23,273
42,000	Keck Seng Investments	17,885
159,500	Kingboard Chemical Holdings Ltd.	544,789
342,500	Kingboard Laminates Holdings Ltd.	184,377
196,000	Kingmaker Footwear Holdings Ltd.	31,503
1,742,000	Kingston Financial Group Ltd.	184,953
206,666	Kingway Brewery Holdings Ltd.	52,084
2,280,000	Ko Yo Ecological Agrotech Group Ltd.(b)	40,423

Shares		Value

HONG KONG (continued)
417,000	Kowloon Development Co. Ltd.	$401,253
600,000	Kunlun Energy Co. Ltd.	840,470
152,000	KWG Property Holding Ltd.	65,561
620,000	Lai Fung Holdings Ltd.	18,189
3,633,000	Lai Sun Development Co. Ltd.(b)	75,920
520,000	Lai Sun Garment International Ltd.(b)(c)	47,821
9,000	LAM Soon Hong Kong Ltd.	5,801
116,000	Le Saunda Holdings Ltd.	45,914
34,000	Lee & Man Handbags Holding Ltd.	2,451
68,000	Lee & Man Holding Ltd.	45,780
1,271,200	Lee & Man Paper Manufacturing Ltd.	522,948
7,335,000	Lijun International Pharmaceutical Holding Ltd.(c)	845,929
1,924,000	Lippo China Resources Ltd.	44,051
102,000	Lippo Ltd.	32,995
156,000	Liu Chong Hing Investment Ltd.(c)	150,141
62,500	LK Technology Holdings Ltd.	18,936
244,000	Lonking Holdings Ltd.	95,936
195,000	Loudong General Nice Resources China Holdings Ltd.	18,107
361,000	Luen Thai Holdings Ltd.	29,568
110,000	Luk Fook Holdings International Ltd.	471,614
52,000	Luks Group Vietnam Holdings Co. Ltd.	11,444
98,000	Lung Kee (Bermuda) Holdings Ltd.(c)	52,306
1,658,000	Magnificent Estates(c)	52,717
38,000	Man Yue International Holdings Ltd.	7,489
936,000	Mascotte Holdings Ltd.(b)	44,367
194,375	Media China Corp. Ltd.(b)	2,791
580,000	Mei Ah Entertainment Group Ltd.(b)	10,020
673,000	Melco International Development	537,946
108,000	MIN XIN Holdings Ltd.	51,493
92,000	Ming Fai International Holdings Ltd.	13,391
650,000	Ming Fung Jewellery Group Ltd.(b)	46,824
310,000	Mingfa Group International Co. Ltd.	87,626
280,000	Minmetals Resources Ltd.(b)(d)	143,806
80,000	Minth Group Ltd.	83,005
42,000	Miramar Hotel & Investment Co. Ltd.(c)	43,966
243,000	Mongolia Energy Co. Ltd.(b)	23,325
6,221,148	Nan Hai Corp. Ltd.(b)	27,044
10,000	Natural Beauty Bio-Technology Ltd.	1,522

21

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

HONG KONG (continued)
262,000	Neo-Neon Holdings Ltd.	$44,750
69,500	NetDragon Websoft, Inc.	35,078
872,000	New Century Group Hong Kong Ltd.	20,174
8,000	New Focus Auto Tech Holdings Ltd.(b)	2,343
4,175,000	New Smart Energy Group Ltd.(b)	53,741
4,570,000	New Times Energy Corp. Ltd.(b)	28,540
571,400	New World China Land Ltd.	130,367
45,000	New World Department Store China Ltd.	30,058
300,000	Neway Group Holdings Ltd.	3,114
604,000	Newocean Energy Holdings Ltd.	119,715
434,000	Next Media Ltd.(b)	37,679
266,000	Nine Dragons Paper Holdings Ltd.	181,077
260,000	North Asia Resources Holdings Ltd.(b)	14,577
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	30,177
23,000	Oriental Ginza Holdings Ltd.(b)	1,181
291,200	Oriental Watch Holdings	168,011
478,776	Pacific Andes International Holdings Ltd.	46,321
11,214,000	Pacific Basin Shipping Ltd.(c)	5,113,255
450,000	Pacific Century Premium Developments Ltd.(b)	68,148
323,240	Paliburg Holdings Ltd.	101,716
697,000	PCCW Ltd.	278,534
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
477,800	Pearl Oriental Innovation Ltd.	48,661
296,000	Phoenix Satellite Television Holdings Ltd.	88,327
368,000	Pico Far East Holdings Ltd.	65,519
280,000	PME Group Ltd.(b)	7,568
990,977	PNG Resources Holdings Ltd.(b)	13,205
1,200,000	Polytec Asset Holdings Ltd.	105,047
109,000	Ports Design Ltd.	194,365
927,000	Pou Sheng International Holdings Ltd.(b)	142,074
560,000	Prosperity International Holdings (Hong Kong) Ltd.	32,418
68,000	Public Financial Holdings Ltd.	28,940
1,546,000	PYI Corp. Ltd.	47,091
194,667	Qin Jia Yuan Media Services Co. Ltd.	10,787
386,200	Regal Hotels International Holdings Ltd.	127,707
1,800,000	REXLot Holdings Ltd.	125,178
96,000	Rising Development Holdings(b)	12,755
78,000	Royale Furniture Holdings Ltd.	23,606

Shares		Value

HONG KONG (continued)
176,000	SA SA International Holdings Ltd.	$104,631
291,000	Samson Holding Ltd.	29,753
92,000	SEA Holdings Ltd.(c)	40,603
20,000	SEEC Media Group Ltd.(b)	686
85,516	Shanghai Industrial Holdings Ltd.	279,983
25,000	Shanghai Industrial Urban Development Group Ltd.(b)	4,654
3,660,000	Shanghai Zendai Property Ltd.(b)(c)(d)	79,618
42,000	Sheng Yuan Holdings Ltd.(b)	2,600
150,000	Shenyin Wanguo HK Ltd.	45,035
208,000	Shenzhen High-Tech Holdings Ltd.	11,700
1,177,500	Shenzhen International Holdings Ltd.	76,427
290,000	Shenzhen Investment Ltd.	61,935
100,129	Shimao Property Holdings Ltd.	97,758
149,000	Shougang Concord Grand Group(b)	5,244
98,000	Shougang Concord International Enterprises Co. Ltd.	6,812
474,000	Shun Tak Holdings Ltd.	220,200
138,000	Silver Grant International Ltd.	32,008
268,000	Sing Tao News Corp. Ltd.	42,161
782,000	Singamas Container Holdings Ltd.	176,568
28,000	Sino Biopharmaceutical	8,529
320,000	Sino Gas Group Ltd.(b)	9,587
715,000	Sino Oil And Gas Holdings Ltd.(b)	26,830
860,000	Sino Prosper State Gold Resources Holdings Ltd.(b)	14,558
1,240,000	Sino Union Energy Investment Ltd.(b)	85,370
374,250	Sinolink Worldwide Holdings Ltd.(b)	28,990
73,000	SinoMedia Holding Ltd.	23,513
138,000	Sinopec Kantons Holdings Ltd.	69,416
38,000	SIS International Holdings	13,325
445,291	Skyworth Digital Holdings Ltd.	235,299
104,000	SmarTone Telecommunications Holding Ltd.	192,085
407,934	SMI Corp. Ltd.(b)	14,836
66,843	SOCAM Development Ltd.	63,795
110,000	Solartech International Holdings Ltd.(b)	3,246
366,000	Solomon Systech International Ltd.(b)	9,619
696,000	South China China Ltd.(c)	43,779
98,000	Stella International Holdings Ltd.	221,449
55,000	Stelux Holdings International Ltd.	9,693
204,000	Success Universe Group Ltd.(b)	5,658
16,000	Sun Hing Vision Group Holdings Ltd.	5,861

22

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

HONG KONG (continued)
305,054	Sun Hung Kai & Co. Ltd.	$178,007
1,430,000	Sun Innovation Holdings Ltd.(b)	24,992
566,000	Sunwah Kingsway Capital Holdings Ltd.	10,480
1,347,000	Superb Summit International Timber Co. Ltd.(b)	37,437
60,000	Sustainable Forest Holdings Ltd.	1,513
96,000	Symphony Holdings Ltd.	4,881
24,000	Tack Hsin Holdings(b)	7,364
302,000	TAI Cheung Holdings Ltd.(c)	208,710
174,000	Tak Sing Alliance Holdings Ltd.	13,695
720,000	Talent Property Group Ltd.(b)	20,113
6,000	Tan Chong International Ltd.	1,389
296,000	TCC International Holdings Ltd.	137,803
367,000	TCL Communication Technology Holdings Ltd.	180,988
97,000	Techtronic Industries Co.	83,928
61,000	Television Broadcasts Ltd.	351,507
108,000	Texhong Textile Group Ltd.	31,379
272,000	Texwinca Holdings Ltd.	344,601
185,800	Tian An China Investment Co. Ltd.	98,133
106,000	Tianjin Development Holdings Ltd.(b)	49,460
8,000	Tianyi Fruit Holdings Ltd.	1,602
2,380,000	Titan Petrochemicals Group Ltd.(b)	95,308
218,000	Tom Group Ltd.(b)	18,279
256,252	Tomson Group Ltd.	62,420
1,740,000	Tongda Group Holdings Ltd.	54,209
276,000	Town Health International Investments Ltd.(c)	28,391
203,000	Towngas China Co. Ltd.	109,202
4,000	TPV Technology Ltd.	1,132
154,000	Tradelink Electronic Commerce Ltd.	19,527
87,600	Transport International Holdings Ltd.	178,909
82,000	Trinity Ltd.	74,322
128,000	TSC Offshore Group Ltd.(b)	17,187
20,000	Tse Sui Luen Jewellery International Ltd	16,602
194,000	Tysan Holdings Ltd.(c)	37,079
1,230,000	United Energy Group Ltd.(b)	163,045
102,000	United Laboratories International Holdings Ltd. (The)	78,983
230,000	Universal Technologies Holdings Ltd.	15,232
84,000	Value Convergence Holdings Ltd.(b)	8,880
277,000	Value Partners Group Ltd.	159,393
188,000	Varitronix International Ltd.	85,597
348,000	Vedan International Holdings Ltd.(c)	20,843

Shares		Value

HONG KONG (continued)
112,402	Victory City International Holdings Ltd.	$12,109
20,000	Vinda International Holdings Ltd.	22,679
244,000	Vitasoy International Holdings Ltd.	171,619
51,000	VTech Holdings Ltd.	476,202
2,000,580	Wah Nam International Holdings Ltd.(b)(c)	169,534
564,714	Wai Yuen Tong Medicine Holdings Ltd.	5,596
1,640,000	Wang On Group Ltd.	15,174
18,000	Wasion Group Holdings Ltd.	6,704
64,000	Water Oasis Group Ltd.	5,747
96,000	Win Hanverky Holdings Ltd.	8,176
29,495	Wing Hang Bank Ltd.	266,364
77,000	Wing On Co. International Ltd.(c)	152,116
230,000	Wing Tai Properties Ltd.(c)	79,142
254,000	Winteam Pharmaceutical Group Ltd.(b)	36,079
838,000	Xinyi Glass Holdings Ltd.	527,991
46,666	Xiwang Sugar Holdings Co. Ltd.(c)(d)	0
230,000	Yeebo International Holdings(c)	42,677
45,000	YGM Trading Ltd.	105,620
1,223,500	Yingde Gases	1,304,786
162,000	Yip’s Chemical Holdings Ltd.	141,008
654,200	Yuexiu Property Co. Ltd.	100,969
230,191	Yuexiu Transport Infrastructure Ltd.	99,371
906,000	Yugang International Ltd.	5,997

		54,387,340

HUNGARY — 0.0%
2,915	Egis Plc	237,180
40	EMASZ Rt	2,735
28,924	FHB Mortgage Bank Plc(b)	65,666
57	Fotex Holding SE Co. Ltd.(b)	74
28,929	Magyar Telekom Telecommuni- cations Plc	66,829
5,822	Richter Gedeon Nyrt	935,246

		1,307,730

INDIA — 0.8%
355	3M India Ltd.(b)	31,117
18,184	ABB Ltd.	264,425
7,510	ABG Shipyard Ltd.(b)	66,632
25,816	ACC Ltd.	630,786
176,085	Adani Power Ltd.(b)	317,378
25,742	Aditya Birla Nuvo Ltd.(c)	473,431
6,786	AIA Engineering Ltd.(b)	43,077
3,521	AKZO Nobel India Ltd.	59,744
20,592	Alembic Pharmaceutical Ltd.(b)	18,924
36,030	Allahabad Bank	110,229
810	Allcargo Global Logistics Ltd.	2,531

23

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

INDIA (continued)
188,105	Alok Industries Ltd.	$80,952
104,828	Amara Raja Batteries Ltd.(c)	435,872
290,951	Ambuja Cements Ltd.(c)	922,066
29,480	Amtek Auto Ltd.	76,828
35,532	Andhra Bank.	86,449
291	Apar Industries Ltd.(b)	931
73,983	Apollo Hospitals Enterprise Ltd.	788,145
43,566	Apollo Tyres Ltd.	51,076
110,372	Arvind Ltd.(b)	247,214
719,185	Ashok Leyland Ltd.(b)	402,510
77,677	Aurobindo Pharma Ltd.(b)	203,191
612	Aventis Pharma Ltd.	29,381
205,720	Bajaj Electricals Ltd.(c)	818,794
7,450	Bajaj Finance Ltd.	104,175
20,488	Bajaj Finserv Ltd.	226,840
224,250	Bajaj Hindusthan Ltd.	175,007
32,171	Bajaj Holdings and Investment Ltd.(c)	487,224
12,115	Balkrishna Industries Ltd.(c)	43,978
189,807	Ballarpur Industries Ltd.	115,170
2,239	Balmer Lawrie & Co. Ltd.	27,000
4,339	BASF India Ltd.(c)	53,068
3,947	Bata India Ltd.	58,473
9,632	BEML Ltd.(b)	104,253
395,323	Berger Paints India Ltd.(c)	809,761
17,377	Berger Paints India Ltd.	35,594
2,434	Bharat Electronics Ltd.(b)(c)	78,153
39,760	Bharat Forge Ltd.(b)	243,289
6,372	Bharat Petroleum Corp. Ltd.	81,450
60,760	Bhushan Steel Ltd.	423,236
19,899	Biocon Ltd.	142,976
11,513	Birla Corp. Ltd.(c)	75,638
1,274	Blue Dart Express Ltd.	41,913
23,795	Bombay Rayon Fashions Ltd.(b)(c)	140,885
1,485	Bosch Ltd.(c)	211,201
10,113	Britannia Industries Ltd.	97,224
459	Cadila Healthcare Ltd.	7,198
15,431	Canara Bank	147,127
7,476	Carborundum Universal Ltd.	24,321
29,868	Century Plyboards India Ltd.(b)(c)	36,406
18,212	Century Textile & Industries Ltd.	119,888
6,433	CESC Ltd.	36,247
38,402	Chambal Fertilizers & Chemicals Ltd.	70,794
9,705	Cholamandalam Investment and Finance Co. Ltd.(c)	31,881
1,594	Clariant Chemicals India Ltd.	21,686
1,522	CMC Ltd.	25,254
10,128	Colgate Palmolive India Ltd.	207,278
3,187	Consolidated Construction Consortium Ltd.	1,254
25,373	Coromandel International Ltd.	172,370
44,758	CRISIL Ltd.(c)	808,087

Shares		Value

INDIA (continued)
60,376	Crompton Greaves Ltd.	$172,034
17,092	Cummins India Ltd.	139,402
128,260	Dabur India Ltd.	265,513
2,774	Dalmia Bharat Enterprises Ltd.	6,060
6,484	DB Corp. Ltd.	29,298
54,708	DB Realty Ltd.(b)	80,281
12,425	Deepak Fertilizers & Petrochemicals Corp. Ltd.	42,947
120,805	Dish TV India Ltd.(b)	187,019
3,236	Divi’s Laboratories Ltd.	51,070
80,935	Edelweiss Capital Ltd.	43,924
4,564	Eicher Motors Ltd.	158,074
25,575	EID Parry India Ltd.	116,346
13,381	EIH Ltd.	25,656
1,898	Elder Pharmaceuticals Ltd.	15,686
103,918	Emami Ltd.(b)(c)	853,086
195	Escorts Ltd.	339
20,708	Essar Ports Ltd.(b)	33,950
31,009	Essar Shipping Ltd.(b)(c)(d)	54,033
36,761	Exide Industries Ltd.	91,122
4,776	FDC Ltd. India	9,000
60,849	Federal Bank Ltd.(b)(c)	516,065
6,289	Federal-Mogul Goetze India Ltd.(b)	29,750
3,815	Financial Technologies India Ltd.(b)	57,147
51,411	Fortis Healthcare Ltd.(b)	130,771
9,586	Future Capital Holdings Ltd.(b)	27,899
29,363	Gammon India Ltd.	39,122
396	Ganesh Housing Corp. Ltd.	971
32,742	Gateway Distriparks Ltd.	99,601
4,492	Geojit BNP Paribas Financial Services Ltd.	1,703
1,177	Gillette India Ltd.(c)	53,446
22,442	Gitanjali Gems Ltd.(b)	159,504
3,418	GlaxoSmithKline Consumer Healthcare Ltd.	165,318
7,102	GlaxoSmithKline Pharmaceuticals Ltd.(c)	299,435
14,696	Glenmark Pharmaceuticals Ltd.(b)	92,820
273	Godfrey Phillips India Ltd.	19,439
30,654	Godrej Consumer Products Ltd.	274,232
23,771	Godrej Industries Ltd.	98,591
4,689	Godrej Properties Ltd.	66,053
3,081	Gokul Refoils & Solvent Ltd.	5,861
50,128	Great Eastern Shipping Co. Ltd. (The)	239,885
17,225	Greaves Cotton Ltd.	31,309
2,596	Grindwell Norton Ltd.	13,576
3,202	Gruh Finance Ltd.	35,825
15,133	Gujarat Alkalies & Chemicals(b)	43,714
8,892	Gujarat Flourochemicals Ltd.	97,059
8,789	Gujarat Gas Co. Ltd.	76,987
29,561	Gujarat Mineral Development Corp. Ltd.(b)	106,196

24

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

INDIA (continued)
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(b)	$51,092
279,325	Gujarat Pipavav Port Ltd.(c)	408,651
16,929	Gujarat State Fertilisers & Chemicals(b)	164,329
52,661	Gujarat State Petronet Ltd.(b)	107,468
3,304	Gulf Oil Corp Ltd.(b)	4,988
6,229	Havells India Ltd.	45,161
2,793	HBL Power Systems Ltd.(b)	1,061
27,483	Heidelbergcement India Ltd(b)	18,951
137,134	Hexaware Technologies Ltd.	249,958
4,530	Himadri Chemicals & Industries(b)	4,943
375	Hinduja Ventures Ltd.	2,571
248,507	Hindustan Construction Co.	148,857
4,729	Hindustan Petroleum Corp. Ltd.(b)	32,362
430	Honeywell Automation India Ltd.	20,172
15,443	HSIL Ltd.	56,726
16,049	HT Media Ltd.	47,162
1,883	HTMT Global Solutions Ltd.(b)(c)	11,974
26,414	ICRA Ltd.(c)	485,832
94,790	IDBI Bank Ltd.	226,547
222,476	Idea Cellular Ltd.(b)	429,751
85,322	India Infoline Ltd.	129,252
29,515	Indiabulls Financial Services Ltd.	92,169
20,989	Indian Bank.	92,911
230,293	Indian Hotels Co. Ltd.	328,993
29,466	Indian Overseas Bank	61,733
10,119	Indraprastha Gas Ltd.(b)	86,302
45,438	Indusind Bank Ltd.	266,046
1,734	Info Edge India Ltd.(b)	24,178
16,196	Infotech Enterprises Ltd.(c)	38,906
475,747	Infrastructure Development Finance Co. Ltd.	1,283,994
40,792	ING Vysya Bank Ltd.(c)	280,316
2,118	Ingersoll-Rand India Ltd.	21,202
174,576	Ipca Laboratories Ltd.(c)	910,405
21,385	IRB Infrastructure Developers Ltd.(b)	71,680
16,485	Jagran Prakashan Pvt Ltd.(b)	36,726
16,998	Jai Corp. Ltd.	29,073
15,000	Jain Irrigation Systems Ltd.	38,209
2,507	Jaiprakash Power Ventures Ltd.(b)	1,970
7,028	Jammu & Kashmir Bank Ltd.(b)(c)	121,146
9,049	Jet Airways India Ltd.(b)	47,597
6,226	Jindal Poly Films Ltd	29,303
94,163	Jindal Saw Ltd.(c)	292,735
6,613	JSL Stainless Ltd.(b)	12,608
49,048	Jubilant Foodworks Ltd.	808,036
986	Jubilant Industries Ltd.	3,770
5,000	Jubilant Organosys Ltd.(b)	20,005

Shares		Value

INDIA (continued)
4,006	Jyothy Laboratories Ltd.	$11,723
90,563	Kakinada Fertilizers Ltd(c)(d)	20,848
7,830	Kalpataru Power Transmission Ltd.(b)	17,555
93,172	Karnataka Bank Ltd.	171,050
1,762	Karur Vysya Bank Ltd.	14,226
12,238	KPIT Cummins Infosystems Ltd.	40,296
3,316	KSB Pumps Ltd.(c)	13,846
1,091	Lakshmi Machine Works Ltd.	43,128
109,325	LIC Housing Finance Ltd.	522,703
15,690	Lupin Ltd.(b)	150,919
1,301	Madhucon Projects Ltd.	1,820
21,876	Madras Cements Ltd.	45,381
11,875	Maharashtra Seamless Ltd.	81,987
9,910	Mahindra & Mahindra Financial Services(c)	136,220
294	Mahindra Lifespace Developers Ltd.	1,840
3,619	Manaksia Ltd.(b)(c)	4,382
60,692	Mangalore Refinery & Petrochemicals Ltd.(b)	80,110
60,461	Marico Ltd.(c)	191,443
39,550	MAX India Ltd.(b)	153,067
1,025	Merck Ltd.(b)	13,836
16,192	Monnet Ispat & Energy Ltd.	151,429
31,324	Motherson Sumi Systems Ltd.	119,844
13,466	Mphasis Ltd.	94,637
134,813	Nagarjuna Construction Co.(b)	146,406
82,330	Nagarjuna Oil Refinery Ltd(c)(d)	18,953
104,110	National Aluminium Co. Ltd.(c)	136,297
16,197	NIIT Technologies Ltd.	76,382
38,070	OMAXE Ltd.(b)	114,366
16,334	Opto Circuits India Ltd.(b)	83,907
6,434	Oracle Financial Sevices Software Ltd.(b)	277,959
21,487	Orchid Chemicals & Pharmaceuticals Ltd.	72,751
8,317	Orient Paper & Industries Ltd.	10,231
36,385	Oriental Bank of Commerce	215,379
55	Orissa Minerals Development Co. Ltd.	52,648
14,725	Oswal Chemical & Fertilizers(b)	18,039
562	Page Industries Ltd.	29,238
2,204	Panacea Biotec Ltd.(b)	4,422
10,933	Patni Computer Systems Ltd.(b)	75,194
3,860	Peninsula Land Ltd.(b)	3,304
104,278	Petronet LNG Ltd.	344,093
1,595	Pfizer Ltd.	43,604
4,125	Phoenix Mills Ltd.	16,926
41,376	Pidilite Industries Ltd.	137,237
50,534	Pipavav Shipyard Ltd.(b)	88,842
7,053	Plethico Pharmaceuticals Ltd.	55,659
40,716	Prism Cement Ltd.	36,586
1,195	Procter & Gamble Hygiene & Health Care Ltd.(b)	48,942
60,577	PTC India Ltd.	87,210

25

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

INDIA (continued)
147,397	Radico Khaitan Ltd.(c)	$376,550
14,719	Rain Commodities Ltd.	9,034
24,971	Rajesh Exports Ltd.(b)	76,138
261,378	Rallis India Ltd.(c)	859,267
19,421	Ranbaxy Laboratories Ltd.	199,155
22,060	Raymond Ltd.	175,397
49,404	Redington India Ltd.(c)	96,055
53,752	REI Agro Ltd.(b)	25,784
16,026	Rolta India Ltd.	27,205
87,447	Ruchi Soya Industries Ltd.	196,624
21,104	Rural Electrification Corp. Ltd.(b)	77,565
3,688	Sadbhav Engineering Ltd.(b)	9,983
14,299	Satyam Computer Services Ltd.(b)	20,699
2,527	Shoppers Stop Ltd.	18,043
223,438	Shree Renuka Sugars Ltd.	260,993
57,652	Shriram Transport Finance Co. Ltd.(c)	721,528
220,709	Sintex Industries Ltd.	530,533
3,876	SKF India Ltd.	52,403
104	Solar Industries India Ltd.	1,720
426,240	South Indian Bank Ltd.	206,847
9,422	Spice Mobility Ltd.	19,415
9,842	SRF Ltd.	61,320
3,969	State Bank of Bikaner & Jaip	32,122
8,719	Sun TV Network Ltd.(b)	46,533
4,547	Sundaram Finance Ltd.(c)	47,126
6,405	Supreme Industries Ltd.	25,162
38,891	Syndicate Bank	86,006
7,242	Tamilnadu Newsprint & Papers Ltd.(b)	15,186
32,487	Tata Chemicals Ltd.	220,824
4,726	Tata Investment Corp. Ltd.	46,863
99,640	Tata Tea Ltd.(b)	188,381
304	TCI Developers Ltd.	1,001
7,182	Tech Mahindra Ltd.	85,775
14,853	Time Technoplast Ltd.(b)	19,148
10,567	Timken India Ltd.(b)	47,757
348	Titagarh Wagons Ltd.	3,092
45,835	Titan Industries Ltd.	203,486
39,841	Torrent Pharmaceuticals Ltd.(c)	472,090
25,014	Torrent Power Ltd.	120,254
566	Transport Corp. of India Ltd.	891
2,157	Trent Ltd.	48,013
29,890	Triveni Turbine Ltd.	23,724
697	TTK Prestige Ltd.	37,452
15,066	Tube Investments of India	43,041
10,645	Uflex Ltd.	38,257
13,600	Unichem Laboratories Ltd.	35,904
94,287	Union Bank of India	435,587
2,018	United Breweries Holdings Ltd.	4,274
22,486	United Breweries Ltd.(b)	191,423
43,389	United Phosphorus Ltd.(b)	129,799
3,775	United Spirits Ltd.	67,658

Shares		Value

INDIA (continued)
1,120	Vardhman Special Steels Ltd.(c)(d)	$483
5,603	Vardhman Textiles Ltd.	23,426
23,739	Videocon Industries Ltd.	85,137
11,180	VIP Industries Ltd.	39,765
902	VST Industries Ltd.	23,636
1,793	WABCO-TVS India Ltd.(c)	50,758
15,809	Wockhardt Ltd.(b)	143,598
548	Wyeth Ltd.	11,207
31,014	Yes Bank Ltd.	198,685
180,211	Zee Entertainment Enterprises Ltd.	449,534
14,226	Zee Learn Ltd.(b)	5,566
4,219	Zensar Technologies Ltd.(c)	11,411
621	Zuari Industries Ltd.	7,624
39,115	Zydus Wellness Ltd.(c)	454,318

		36,974,022

INDONESIA — 0.3%
99,000	Adhi Karya Tbk PT	5,861
3,657,000	AKR Corporindo Tbk PT	1,237,135
790,000	Aneka Tambang Tbk PT	158,124
77,000	Asahimas Flat Glass Tbk PT	65,375
165,500	Astra Agro Lestari Tbk PT	396,381
42,411,000	Bakrie & Brothers Tbk PT(b)	246,341
9,710,000	Bakrie Sumatera Plantations Tbk PT	318,076
9,876,000	Bakrie Telecom PT(b)	327,085
6,953,500	Bakrieland Development Tbk PT(b)	89,695
659,666	Bank Bukopin Tbk PT	49,991
505,316	Bank Danamon Indonesia Tbk PT	281,592
3,011,250	Bank Pan Indonesia Tbk PT(b)	232,823
13,000	Bank Permata Tbk PT(b)	2,151
802,000	Bank Tabungan Negara Tbk PT	129,099
107,500	Bank Tabungan Pensiunan Nasional Tbk PT(b)	45,127
312,500	Barito Pacific Tbk PT(b)	28,650
96,500	Bayan Resources Tbk PT	202,910
4,004,000	Bhakti Investama Tbk PT(b)	111,474
223,000	Bisi International PT	25,391
560,000	Budi Acid Jaya Tbk PT	14,699
2,663,600	Bumi Serpong Damai PT	274,092
4,958,000	Central Proteinaprima Tbk PT(b)(c)(d)	29,684
1,417,500	Charoen Pokphand Indonesia Tbk PT	422,117
5,595,500	Ciputra Development Tbk PT	306,797
238,000	Ciputra Surya Tbk PT	22,525
479,000	Citra Marga Nusaphala Persada Tbk PT	81,302
11,917,500	Darma Henwa Tbk PT(b)	104,718
393,500	Elnusa PT	9,259
25,671,500	Energi Mega Persada Tbk PT(b)	467,437
36,500	Fajar Surya Wisesa Tbk PT	12,198
947,000	Gajah Tunggal Tbk PT	289,592

26

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

INDONESIA (continued)
2,161,000	Global Mediacom Tbk PT	$194,007
994,500	Gozco Plantations Tbk PT	34,105
1,064,000	Hexindo Adiperkasa Tbk PT(c)	932,419
1,387,000	Holcim Indonesia Tbk PT	299,481
28,500	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	3,257
182,000	Indika Energy Tbk PT	57,814
28,500	Indo Tambangraya Megah PT	142,174
1,221,000	Indofood Sukses Makmur Tbk PT	716,897
396,000	Indosat Tbk PT	237,176
11,500	Inovisi Infracom Tbk PT(b)	7,197
417,000	Intiland Development Tbk PT(b)	11,855
379,500	Japfa Comfeed Indonesia Tbk PT	216,180
561,000	Jasa Marga Tbk PT	241,797
2,159,500	Kalbe Farma Tbk PT	840,587
12,459,500	Kawasan Industri Jababeka Tbk PT(b)	222,067
13,416,750	Lippo Karawaci Tbk PT	961,922
1,437,300	Matahari Putra Prima Tbk PT	159,683
653,000	Mayora Indah Tbk PT(c)	1,036,725
291,500	Medco Energi Internasional Tbk PT	75,730
6,811,500	Media Nusantara Citra Tbk PT	841,445
272,000	Mitra Adiperkasa Tbk PT	149,808
1,688,500	Mitra International Resources Tbk PT(b)(c)(d)	30,518
311,500	Pakuwon Jati Tbk PT(b)	30,005
705,500	Panin Insurance Tbk PT	36,123
2,139,500	Panin Life Tbk PT(b)	28,937
895,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	220,248
827,000	Polychem Indonesia Tbk PT(b)	57,739
1,383,000	Ramayana Lestari Sentosa Tbk PT	103,774
77,500	Resource Alam Indonesia Tbk PT	46,191
2,148,500	Sampoerna Agro Tbk PT	726,824
95,500	Semen Gresik Persero Tbk PT	101,613
5,073,500	Sentul City Tbk PT(b)	160,755
117,500	Sinar Mas Agro Resources & Technology Tbk PT(c)	84,107
5,000	Sinar Mas Multiartha Tbk PT	2,671
1,762,000	Summarecon Agung Tbk PT	230,585
45,000	Surya Citra Media Tbk PT	32,043
41,500	Tambang Batubara Bukit Asam Tbk PT	85,103
294,000	Tiga Pilar Sejahtera Food Tbk(b)	21,399
1,562,000	Timah Tbk PT	346,128
410,000	Trada Maritime Tbk PT	40,463
4,875,000	Truba Alam Manunggal Engineering PT(b)	27,391
1,152,000	Tunas Baru Lampung Tbk PT	78,186
539,500	Tunas Ridean Tbk PT	37,491

Shares		Value

INDONESIA (continued)
1,155,500	Wijaya Karya PT	$67,229
70,500	XL Axiata Tbk PT	39,430

		16,004,980

IRELAND — 0.3%
109,408	Aer Lingus(b)	109,004
20,140	Bank of Ireland	2,836
129,943	Beazley Plc	262,128
154,534	C&C Group Plc	622,372
70,994	Charter International Plc	1,022,559
22,410	DCC Plc(b)	620,015
72,554	Elan Corp. Plc(b)	860,431
11,035	FBD Holdings Plc	98,472
633,335	Glanbia Plc(b)(c)	4,134,402
47,500	Grafton Group Plc	183,280
222,418	Greencore Group Plc	222,913
20,066	IFG Group Plc	31,341
30,109	Independent News & Media Plc(b)	11,514
6,355	Irish Continental Group Plc	129,623
156,642	James Hardie Industries SE(b)	1,014,554
291,661	Kenmare Resources Plc(b)	188,664
32,666	Kerry Group Plc - Class A(b)	1,211,421
6,121	Kingspan Group Plc(e)	54,435
84,255	Kingspan Group Plc(b)(e)	748,533
12,329	Paddy Power Plc(b)	678,170
80,334	Smurfit Kappa Group Plc(b)	550,888
132,882	United Drug Plc	410,075

		13,167,630

ISRAEL — 2.3%
656	Africa Israel Investments Ltd.(b)	2,660
4,663	Airport City Ltd.(b)	20,291
925	Alon Holdings Blue Square Ltd.(b)	5,439
625	AL-ROV Israel Ltd.(b)	15,816
640	Alvarion Ltd.(b)	741
16,296	AudioCodes Ltd.(b)	57,884
1,937	Bank Hapoalim BM	7,508
28	Bayside Land Corp.	5,983
1,289	Biocell Ltd.(b)	9,257
175	Ceragon Networks Ltd.(b)	1,766
1,693,000	Check Point Software Technologies(b)	97,567,590
49,365	Clal Industries & Investments	232,753
6,999	Clal Insurance Enterprise Holdings	121,719
6,078	Compugen Ltd.(b)	25,856
13,567	Delek Automotive Systems Ltd.	103,877
176	Delta-Galil Industries Ltd.	1,135
692	DS Apex Holdings Ltd.	3,484
25,329	El Al Israel Airlines(b)	5,160
905	Electra Ltd.	87,306
1	Electra Real Estate Ltd.(b)	2
509	Equital Ltd.(b)	4,193
205	Evogene Ltd.(b)	838

27

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

ISRAEL (continued)
4,175	EZchip Semiconductor Ltd.(b)	$149,066
15,405	First International Bank of Israel Ltd. - Class 5(b)	160,535
3,427	Formula Systems (1985) Ltd.	53,182
26,484	Frutarom Industries Ltd.	243,430
1,773	Fundtech Ltd.	40,471
1,557	Gilat Satellite Networks Ltd.(b)	6,003
4,055	Given Imaging Ltd.(b)	62,100
232	Golf & Co. Ltd.	1,042
1,279	Hadera Paper Ltd.(b)	61,970
3,385	Harel Insurance Investments & Finances Ltd.	146,383
9,063	Hot Telecommunication System(b)	119,011
270	Industrial Buildings Corp.	462
154,847	Israel Discount Bank Ltd. - Class A(b)	255,953
477	Ituran Location & Control Ltd.	6,204
5,171	Kamada Ltd.(b)	31,430
16,012	Kardan Yazamut	3,180
89	Maabarot Products Ltd.	834
2,220	Magic Software Enterprises Ltd.(b)	10,875
9,868	Matrix IT Ltd.	50,828
1,459	Melisron Ltd.	24,935
8,990	Mellanox Technologies Ltd.(b)	285,134
3,805	Menorah Mivtachim Holdings Ltd.(b)	34,281
158,600	Migdal Insurance & Financial Holding Ltd.	228,808
1,673	Mivtach Shamir Holdings Ltd.(c)(d)	48,413
61,197	Mizrahi Tefahot Bank Ltd.	526,587
6,077	Naphtha Israel Petroleum Corp. Ltd.(b)	19,685
736	Neto ME Holdings Ltd.	34,419
26,957	Nice Systems Ltd.(b)	960,039
145,000	Nice Systems Ltd. - ADR(b)	5,185,200
645	Nitsba Holdings 1995 Ltd.(b)	5,519
628,921	Oil Refineries Ltd.(b)	360,771
8,208	Osem Investments Ltd.	113,716
2,872	Paz Oil Co. Ltd.	407,937
7,123	Phoenix Holdings Ltd. (The)	19,530
1,121	Plasson Industries Ltd.	25,924
3,287	RADVision Ltd.(b)	16,888
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	23,481
7,504	Reit 1 Ltd.	14,064
1,644	Retalix Ltd.(b)	24,378
6,910	Scailex Corp. Ltd.	57,083
68,879	Shikun & Binui Ltd.	136,469
13,900	Shufersal Ltd.	59,961
6,039	Strauss Group Ltd.	79,311
220	Suny Electronics Inc., Ltd.(b)	1,265

Shares		Value

ISRAEL (continued)
2,074	Union Bank of Israel	$7,666

		108,385,681

ITALY — 0.3%
3,495	A2A SpA	4,778
685	ACEA SpA	5,194
2,255	AcegasAps SpA	11,737
320,040	Aedes SpA(b)	37,043
3,675	Aeroporto di Venezia Marco Polo SpA - SAVE	33,487
3,797	Alerion Cleanpower SpA	24,847
27,658	Amplifon SpA	132,890
2,132	Arnoldo Mondadori Editore SpA	4,379
5,010	Ascopiave SpA	10,226
170,685	Banca Carige SpA	333,615
16,412	Banca Generali SpA	164,085
1,325	Banca IFIS SpA	7,631
27,162	Banca Monte Dei Paschi di Siena SpA	12,613
43,097	Banca Popolare Dell’emilia Romagna Scrl	347,488
17,720	Banca Popolare dell’Etruria e del Lazio(b)	34,802
73,244	Banca Popolare di Sondrio Scarl	558,758
34,098	Banca Profilo SpA	13,297
6,411	Banco di Desio e della Brianza SpA	27,420
3,334	Basicnet SpA	10,575
10,954	Benetton Group SpA	63,023
7,670	Biesse SpA(b)	40,837
471	Bonifica Ferraresi e Imprese Agricole SpA	14,576
13,563	Brembo SpA	144,389
186,475	Brioschi Sviluppo Immobiliare SpA(b)	30,909
83,865	Buongiorno SpA(b)	117,075
833	Buzzi Unicem SpA(b)	7,616
4,217	Caltagirone Editore SpA	7,515
22,475	Cementir Holding SpA	52,668
389,606	CIR-Compagnie Industriali Riunite SpA	778,939
11,564	Credito Artigiano SpA	14,399
2,627	Credito Bergamasco SpA	73,254
16,179	Credito Emiliano SpA	68,817
13,731	Danieli & Co. SpA	347,952
4,885	Datalogic SpA	36,553
93,104	Davide Campari-Milano SpA	719,273
50,118	DeA Capital SpA(b)	104,749
23,657	De’Longhi SpA	258,525
9,154	DiaSorin SpA	296,321
1,977	Digital Multimedia Technologies SpA(b)	49,121
7,151	EEMS Italia SpA(b)	7,524
4,610	Elica SpA	6,579

28

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

ITALY (continued)
1,550	Engineering Ingegneria Informatica SpA	$50,981
11,119	ERG SpA	136,802
15,793	Eurotech SpA(b)	37,529
2,334	Falck Renewables SpA	2,654
4,483	Finmeccanica SpA	30,727
4,727	Fondiaria-Sai SpA(b)	10,385
457,280	Gemina SpA(b)	389,244
2,899	Hera SpA	4,740
36,611	Immobiliare Grande Distribuzione REIT	54,747
182,644	IMMSI SpA	158,094
1,792	Impregilo SpA	5,271
7,611	Indesit Co. SpA	51,965
3,035	Industria Macchine Automatiche SpA	59,446
12,364	Intek SpA	6,564
32,568	Interpump Group SpA	208,846
26,138	Iren SpA	31,616
2,901	Italcementi SpA	19,292
2,909	Italmobiliare SpA	81,460
8,001	Juventus Football Club SpA(b)	6,652
198,830	KME Group SpA	90,033
12,807	Lottomatica SpA(b)	244,485
8,217	Marcolin SpA	44,328
1,779	Mariella Burani SpA(b)(c)(d)	0
9,386	MARR SpA	100,659
53,993	Mediobanca SpA	427,642
25,925	Milano Assicurazioni SpA(b)	11,056
7,534	Nice SpA	28,727
635,716	Parmalat SpA	1,412,028
70,369	Piaggio & C SpA	233,874
54,236	Piccolo Credito Valtellinese Scarl	157,282
134,537	Pirelli & C SpA	1,187,345
18,004	Poltrona Frau SpA(b)	21,614
52,483	Prelios SpA(b)	15,403
96,013	Premafin Finanziaria SpA(b)	31,159
11,421	Prysmian SpA	172,653
24,153	RCS Mediagroup SpA(b)	23,215
30,604	Recordati SpA	266,427
125,022	Reno de Medici SpA(b)	30,504
490	Reply SpA	11,427
10,919	Retelit SpA(b)	5,329
29	Sabaf SpA	556
82	SAES Getters SpA	701
1,374	Safilo Group SpA(b)	11,386
4,698	Saras SpA(b)	7,725
11,347	Screen Service Broadcasting Technologies SpA	5,536
159,274	Seat Pagine Gialle SpA(b)	8,674
18,549	Snai SpA(b)	58,422
6,076	Societa Cattolica di Assicurazioni Scrl	135,253
3,795	Societa Iniziative Autostradali e Servizi SpA	31,364

Shares		Value

ITALY (continued)
3,079	Socotherm SpA(b)(c)(d)	$0
15,879	Sogefi SpA	54,979
12,888	SOL SpA(c)	80,642
60,496	Sorin SpA(b)	126,448
6,138	Tamburi Investment Partners SpA	12,499
331,025	Telecom Italia Media SpA(b)	76,624
151,858	Terna Rete Elettrica Nazionale SpA	583,593
20,102	Tiscali SpA(b)	1,389
3,433	Tod’s SpA	342,683
4,797	Trevi Finanziaria SpA	53,488
6,610	Uni Land SpA(b)(c)(d)	4,610
110,046	Unipol Gruppo Finanziario SpA(b)	45,123
2,770	Vianini Lavori SpA	15,079
10,354	Vittoria Assicurazioni SpA	43,869
13,735	Yoox SpA(b)	196,677
10,167	Zignago Vetro SpA	67,686

		12,842,690

JAPAN — 5.1%
4,700	A&D Co. Ltd.	17,118
779	Accordia Golf Co. Ltd.	573,530
58,000	Achilles Corp.	80,440
56,800	ADEKA Corp.	568,040
10,900	Aderans Co. Ltd.(b)	111,952
7,200	Advan Co. Ltd.	65,414
28,600	Advantest Corp.	332,866
4,300	Aeon Delight Co. Ltd.	86,546
2,200	Aeon Fantasy Co. Ltd.	30,943
800	Agrex, Inc.	7,591
8,600	Ahresty Corp.	52,645
11,600	Ai Holdings Corp.	48,630
22,400	Aica Kogyo Co. Ltd.	303,026
3,100	Aichi Bank Ltd. (The)	172,057
4,500	Aichi Corp.	17,901
34,000	Aichi Machine Industry Co. Ltd.	104,521
84,000	Aichi Steel Corp.	441,643
9,000	Aichi Tokei Denki Co. Ltd.	28,009
37,700	Aida Engineering Ltd.	188,129
6,700	Aigan Co. Ltd.	33,581
2,800	Ain Pharmaciez, Inc.	114,419
7,400	Aiphone Co. Ltd.	129,216
38,000	Air Water, Inc.	482,379
5,200	Airport Facilities Co. Ltd.	19,831
3,700	Airtech Japan Ltd.	15,427
13,400	Aisan Industry Co. Ltd.	124,841
7,400	Akebono Brake Industry Co. Ltd.	35,200
76,000	Akita Bank Ltd. (The)	217,745
2,100	Alconix Corp.	45,762
7,400	Alfresa Holdings Corp.	277,253
79,500	Allied Telesis Holdings KK	65,712
10,800	Alpen Co. Ltd.	185,287
3,200	Alpha Corp.	35,762

29

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
2,800	Alpha Systems, Inc.	$39,514
30,200	Alpine Electronics, Inc.	354,626
86,600	Alps Electric Co. Ltd.	652,103
5,800	Altech Co. Ltd.	13,341
1,500	Altech Corp.	12,522
83,000	Amada Co. Ltd.	550,637
16,800	Amano Corp.	141,406
5	Amiyaki Tei Co. Ltd.	12,208
3,500	Amuse, Inc.	45,130
61,000	Ando Corp.	78,744
13,000	Anest Iwata Corp.	53,335
31,000	Anritsu Corp.	350,503
12,400	AOC Holdings, Inc.	71,149
1,800	AOI Electronic Co. Ltd.	24,313
14,600	AOKI Holdings, Inc.	194,548
69,000	Aomori Bank Ltd. (The)	198,983
24,100	Aoyama Trading Co. Ltd.	380,697
9,800	Arakawa Chemical Industries Ltd.	81,562
25,000	Araya Industrial Co. Ltd.	37,756
8,700	Arc Land Sakamoto Co. Ltd.	159,267
17,638	Arcs Co. Ltd.	314,031
3,600	Argo Graphics, Inc.	45,175
150,600	Ariake Japan Co. Ltd.(c)	2,610,829
22,800	Arisawa Manufacturing Co. Ltd.	101,326
6,200	Arnest One Corp.	61,169
5,190	As One Corp.	99,170
4,000	Asahi Co. Ltd.	88,616
20,000	Asahi Diamond Industrial Co. Ltd.	294,521
6,850	Asahi Holdings, Inc.	134,627
13,000	Asahi Kogyosha Co. Ltd.	53,191
3,000	Asahi Net, Inc.	13,186
32,000	Asahi Organic Chemicals Industry Co. Ltd.	82,692
409,000	Asahi TEC Corp.(b)	119,468
23,000	Asanuma Corp.	23,815
12,400	Asatsu-DK, Inc.	291,020
31	Asax Co. Ltd.(c)	39,028
24,000	Ashimori Industry Co. Ltd.(b)	32,012
29,000	Asics Corp.	384,458
16,000	ASKA Pharmaceutical Co. Ltd.	116,167
12,000	Asunaro Aoki Construction Co. Ltd.	60,723
10,300	Atom Corp.(b)	35,189
77,000	Atsugi Co. Ltd.	90,635
20,300	Autobacs Seven Co. Ltd.	929,557
1,300	Avex Group Holdings, Inc.	15,380
129,000	Awa Bank Ltd. (The)	857,398
46,000	Bando Chemical Industries Ltd.	178,686
3,000	Bank of Iwate Ltd. (The)	136,143
7,000	Bank of Kochi Ltd. (The)	6,775
43,000	Bank of Nagoya Ltd. (The)	136,087
15,100	Bank of Okinawa Ltd. (The)(c)	602,826
45,000	Bank of Saga Ltd. (The)	106,672
25,200	Bank of the Ryukyus Ltd.	308,175

Shares		Value

JAPAN (continued)
8,000	Belc Co. Ltd.	$115,077
20,200	Belluna Co. Ltd.	157,841
17,500	Best Denki Co. Ltd.(b)	47,860
297	Bic Camera, Inc.	157,218
33	BLife Investment Corp. REIT	187,943
500	BML, Inc.	12,040
2,100	Bookoff Corp.	17,321
24,000	Bunka Shutter Co. Ltd.	75,185
4,600	CAC Corp.	33,882
63,000	Calsonic Kansei Corp.	369,681
20	Can Do Co. Ltd.	21,787
8,600	Canon Electronics, Inc.	209,131
5,500	Canon Marketing Japan, Inc.	65,200
6,200	Capcom Co. Ltd.	162,194
1,900	Casio Computer Co. Ltd.	11,640
9,900	Cawachi Ltd.	188,155
137,000	Central Glass Co. Ltd.	612,416
2,000	Central Security Patrols Co. Ltd.	19,692
1,000	Central Sports Co. Ltd.	11,693
22,650	Century Tokyo Leasing Corp.	452,851
10,800	Chiba Kogyo Bank Ltd. (The)(b)	58,699
18,000	Chino Corp.	44,669
8,400	Chiyoda Co. Ltd.	148,438
41,000	Chiyoda Corp.	472,144
1,700	Chiyoda Integre Co. Ltd.	22,520
500	Chofu Seisakusho Co. Ltd.	12,751
46,000	Chori Co. Ltd.	50,608
12,400	Chubu Shiryo Co. Ltd.	75,937
40,000	Chuetsu Pulp & Paper Co. Ltd.	60,770
153,000	Chugai Mining Co. Ltd.(b)	38,882
26,000	Chugai Ro Co. Ltd.	76,418
61,000	Chugoku Bank Ltd. (The)	799,023
27,000	Chugoku Marine Paints Ltd.	190,040
44,000	Chukyo Bank Ltd. (The)	105,049
4,900	Chuo Denki Kogyo Co. Ltd.	18,763
7,000	Chuo Spring Co. Ltd.	23,791
25,100	Circle K Sunkus Co. Ltd.	409,230
69,200	Citizen Holdings Co. Ltd.	367,039
24,700	CKD Corp.	165,832
48,000	Clarion Co. Ltd.(b)	81,290
7,400	Cleanup Corp.	44,145
2,000	CMIC Co. Ltd.	33,172
11,700	CMK Corp.(b)	42,833
19,800	Coca-Cola Central Japan Co. Ltd.	262,779
7,600	Coca-Cola West Holdings Co.	135,728
11,190	Cocokara Fine Holdings, Inc.	278,163
15,500	Colowide Co. Ltd.	100,136
4,100	Computer Engineering & Consulting Ltd.	19,171
4,400	Computer Institute of Japan Ltd.	14,371
71,300	COMSYS Holdings Corp.	697,898
4,000	Co-Op Chemical Co. Ltd.(b)	4,824
8,600	Corona Corp.	149,722

30

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
7,000	Cosel Co. Ltd.	$97,714
148,000	Cosmo Oil Co. Ltd.	370,249
3,500	Cosmos Pharmaceutical Corp.	162,343
2,700	Create Medic Co. Ltd.	27,214
88,600	Credit Saison Co. Ltd.	1,728,929
5,300	CTI Engineering Co. Ltd.	36,494
23	Cybernet Systems Co. Ltd.	5,713
22,000	Dai Nippon Toryo Co. Ltd.	22,677
1,200	Daibiru Corp.	8,076
200,000	Daicel Corp.	1,135,311
9,000	Dai-Dan Co. Ltd.	57,412
17,000	Daido Kogyo Co. Ltd.	29,861
13,000	Daido Metal Co. Ltd.	132,914
109,000	Daido Steel Co. Ltd.	660,512
5,300	Daidoh Ltd.	52,261
8,150	Daiei, Inc. (The)(b)	30,913
21,000	Daihen Corp.	71,923
11,000	Daiho Corp.	13,883
22,000	Daiichi Jitsugyo Co. Ltd.	89,257
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	25,611
25,000	Dai-Ichi Kogyo Seiyaku Co. Ltd.	72,288
24,000	Daiken Corp.	73,267
19,000	Daiki Aluminium Industry Co. Ltd.	62,488
3,200	Daiko Clearing Services Corp.	9,855
1,000	Daikokutenbussan Co. Ltd.	28,700
148,000	Daikyo, Inc.(b)	252,309
5,300	Dainichi Co. Ltd.	59,080
35,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	157,221
85,000	Dainippon Screen Manufacturing Co. Ltd.	652,671
26,000	Daio Paper Corp.	195,425
38,000	Daisan Bank Ltd. (The)	80,048
11,910	Daiseki Co. Ltd.	217,787
32,000	Daishi Bank Ltd. (The)	101,826
26,000	Daiso Co. Ltd.	86,822
55,000	Daito Bank Ltd. (The)	39,011
5,200	Daito Electron Co. Ltd.	39,936
13,000	Daiwa Industries Ltd.	64,198
91,000	Daiwabo Holdings Co. Ltd.	213,580
10,400	DC Co. Ltd.	29,448
63,060	DCM Japan Holdings Co. Ltd.	504,366
211,000	Denki Kagaku Kogyo KK	802,612
14,000	Denki Kogyo Co. Ltd.	53,029
10,300	Denyo Co. Ltd.	146,840
19,000	Descente Ltd.	107,391
151,000	DIC Corp.	285,127
3,200	Disco Corp.	169,030
7,200	Don Quijote Co. Ltd.	263,744
5,350	Doshisha Co. Ltd.	132,914
4,574	Doutor Nichires Holdings Co. Ltd.	54,684

Shares		Value

JAPAN (continued)
71,000	Dowa Holdings Co. Ltd.	$426,070
12	Dr Ci:Labo Co. Ltd.	64,564
23	Dream Incubator, Inc.(b)	17,508
6,800	DTS Corp.	80,057
38,300	Duskin Co. Ltd.	744,263
39	Dwango Co. Ltd.	69,097
4,400	Dydo Drinco, Inc.	167,140
4,000	Dynic Corp.	6,588
703	eAccess Ltd.	189,859
11,000	Eagle Industry Co. Ltd.	122,691
3,800	Earth Chemical Co. Ltd.	138,326
242,000	Ebara Corp.	883,814
300	Echo Trading Co. Ltd.	2,678
35,600	EDION Corp.	284,843
58,000	Ehime Bank Ltd. (The)	167,618
11,000	Eidai Co. Ltd.	34,758
58,000	Eighteenth Bank Ltd. (The)	148,488
6,400	Eiken Chemical Co. Ltd.	80,948
2,000	Eizo Nanao Corp.	38,343
6,300	Elematec Corp.	103,566
3,100	Enplas Corp.	66,108
14	EPS Co. Ltd.	29,342
17,500	ESPEC Corp.	109,776
2,800	Excel Co. Ltd.	25,512
12,300	Exedy Corp.	356,338
19,000	Ezaki Glico Co. Ltd.	225,671
3,100	F&A Aqua Holdings, Inc.	29,906
381	Faith, Inc.	40,064
3,000	Falco SD Holdings Co. Ltd.	28,141
341,200	FCC Co. Ltd.(c)	7,208,931
15,000	FDK Corp.(b)	15,949
800	Felissimo Corp.	10,430
54,200	FIDEA Holdings Co. Ltd.	141,593
5,000	First Baking Co. Ltd.(b)	4,919
15,100	Foster Electric Co. Ltd.	221,120
4,300	FP Corp.	273,753
34,000	France Bed Holdings Co. Ltd.	47,149
4,000	F-Tech, Inc.	48,361
73,600	Fudo Tetra Corp.(b)	155,504
5,900	Fuji Co. Ltd.	130,188
8,800	Fuji Corp. Ltd.	41,510
220,000	Fuji Electric Holdings Co. Ltd.	641,977
7,500	Fuji Electronics Co. Ltd.	98,862
19,000	Fuji Kyuko Co. Ltd.	108,446
26,600	Fuji Oil Co. Ltd.	377,562
4,800	FUJI SOFT, Inc.	76,134
36,000	Fujibo Holdings, Inc.	69,976
4,600	Fujicco Co. Ltd.	56,873
12,100	Fujikura Kasei Co. Ltd.	56,883
111,000	Fujikura Ltd.	354,287
3,000	Fujikura Rubber Ltd.	11,695
8,500	Fujimori Kogyo Co. Ltd.	135,829
2,000	Fujita Kanko, Inc.	6,575
47,000	Fujitec Co. Ltd.	237,742
600	Fujitsu Frontech Ltd.	4,040
18,000	Fujitsu General Ltd.	106,434

31

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
7,700	Fukoku Co. Ltd.	$65,937
19,000	Fukuda Corp.	68,041
71,000	Fukui Bank Ltd. (The)	205,500
2,600	Fukushima Industries Corp.	31,166
105,000	Fukuyama Transporting Co. Ltd.	539,084
7,800	Funai Consulting Co. Ltd.	51,671
7,000	Funai Electric Co. Ltd.	137,583
48,000	Furukawa Co. Ltd.(b)	46,502
201,000	Furukawa Electric Co. Ltd.	561,455
55,000	Furukawa-Sky Aluminum Corp.	162,656
4,000	Furusato Industries Ltd.	30,597
13,000	Fuso Pharmaceutical Industries Ltd.	33,291
27,700	Futaba Corp.	522,463
24,700	Futaba Industrial Co. Ltd.	157,424
3	Future Architect, Inc.	1,225
14,300	Fuyo General Lease Co. Ltd.	491,361
900	G-7 Holdings, Inc.	4,249
20,000	Gakken Holdings Co. Ltd.	35,375
6,400	Gecoss Corp.	24,768
108	Geo Corp.	108,752
10,200	Glory Ltd.	218,321
16,800	GMO internet, Inc.	72,411
21,000	Godo Steel Ltd.	49,683
4,990	Goldcrest Co. Ltd.	91,549
33,000	Goldwin, Inc.	107,979
2,000	Gourmet Kineya Co. Ltd.(b)	10,513
114,000	GS Yuasa Corp.	597,218
36,000	GSI Creos Corp.(b)	44,341
2,090	Gulliver International Co. Ltd.	92,336
28,000	Gun-Ei Chemical Industry Co. Ltd.	74,969
71,000	Gunma Bank Ltd. (The)	363,370
41,000	Gunze Ltd.	124,346
6,600	H.I.S. Co. Ltd.	170,577
65,000	H2O Retailing Corp.	468,940
9,000	Hachijuni Bank Ltd. (The)	50,038
5,800	Hakudo Co. Ltd.	55,141
10,630	Hakuhodo DY Holdings, Inc.	577,570
8,400	Hakuto Co. Ltd.	76,210
1,200	Hamakyorex Co. Ltd.	34,333
13,500	Hamamatsu Photonics KK	513,635
172,000	Hanwa Co. Ltd.	719,734
700	Happinet Corp.	10,967
5,100	Harashin Narus Holdings Co. Ltd.	80,311
7,400	Hard Off Corp. Co. Ltd.	39,573
7,600	Harima Chemicals, Inc.	61,615
1,300	Haruyama Trading Co. Ltd.	5,879
160,500	Haseko Corp.(b)	100,904
73,300	Hazama Corp.(b)	131,848
15,600	Heiwa Corp.	258,508
2,500	Heiwa Real Estate Co. Ltd.	5,417
12,300	Heiwado Co. Ltd.	148,928
20,500	Hibiya Engineering Ltd.	201,049

Shares		Value

JAPAN (continued)
3,500	Hiday Hidaka Corp.	$52,951
45,000	Higashi-Nippon Bank Ltd. (The)	90,767
55,000	Higo Bank Ltd. (The)	300,298
14,200	Hikari Tsushin, Inc.	330,593
108,000	Hino Motors Ltd.	634,277
1,300	Hioki EE Corp.	23,647
179,000	Hiroshima Bank Ltd. (The)	796,220
18,000	Hisaka Works Ltd.	213,169
700	Hitachi Business Solution Co. Ltd.	5,971
159,000	Hitachi Cable Ltd.(b)	375,744
18,900	Hitachi Capital Corp.	230,955
16,700	Hitachi High-Technologies Corp.	348,986
11,600	Hitachi Koki Co. Ltd.	86,995
11,000	Hitachi Kokusai Electric, Inc.	81,920
13,000	Hitachi Medical Corp.	140,625
1,900	Hitachi Tool Engineering Ltd.	18,861
21,800	Hitachi Transport System Ltd.	379,326
212,000	Hitachi Zosen Corp.	286,630
5,000	Hochiki Corp.	25,386
14,000	Hodogaya Chemical Co. Ltd.	45,577
1,500	Hogy Medical Co. Ltd.	63,554
5,000	Hokkaido Coca-Cola Bottling Co. Ltd.	24,771
10,000	Hokkaido Gas Co. Ltd.	33,751
28,000	Hokkan Holdings Ltd.	86,240
4,000	Hokko Chemical Industry Co. Ltd.	11,349
92,000	Hokkoku Bank Ltd. (The)	309,861
107,000	Hokuetsu Bank Ltd. (The)	200,883
97,865	Hokuetsu Kishu Paper Co. Ltd.	644,143
222,000	Hokuhoku Financial Group, Inc.	414,895
8,000	Hokuriku Electric Industry Co. Ltd.	12,401
7,300	Hokuto Corp.	150,777
7,320	Honeys Co. Ltd.	105,386
174,600	Horiba Ltd.	5,538,625
2,800	Horipro, Inc.	23,812
9,900	Hoshizaki Electric Co. Ltd.	221,236
23,000	Hosokawa Micron Corp.	96,691
44,500	House Foods Corp.	806,671
87,000	Howa Machinery Ltd.(b)	68,716
17,800	Hulic Co. Ltd.	190,562
1,000	Hurxley Corp.	6,406
200	Hutech Norin Co. Ltd.	1,825
16,000	Hyakugo Bank Ltd. (The)	62,223
36,000	Hyakujushi Bank Ltd. (The)	137,857
2,000	I Metal Technology Co. Ltd.	3,568
7,300	IBJ Leasing Co. Ltd.	163,376
2,400	Ichibanya Co. Ltd.	72,181
9,000	Ichikoh Industries Ltd.(b)	14,823
7,300	ICHINEN Holdings Co. Ltd.	35,670
5,800	Ichiyoshi Securities Co. Ltd.	33,576

32

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
2,300	Icom, Inc.	$56,216
9,700	Idec Corp.	100,323
20,000	Ihara Chemical Industry Co. Ltd.	70,698
5,700	Iida Home Max	46,052
8,600	Iino Kaiun Kaisha Ltd.	40,480
6,600	Imasen Electric Industrial	81,976
9,900	Inaba Denki Sangyo Co. Ltd.	283,158
3,200	Inaba Seisakusho Co. Ltd.	36,084
21,600	Inabata & Co. Ltd.	117,160
9,700	Inageya Co. Ltd.	110,365
16	Industrial & Infrastructure Fund Investment Corp. REIT	84,553
7,300	Ines Corp.	47,660
600	I-Net Corp.	3,387
5,000	Information Services International-Dentsu Ltd.	44,081
10,300	Innotech Corp.	71,368
700	Intage, Inc.	13,748
35	Internet Initiative Japan, Inc.	127,546
4,000	Inui Steamship Co. Ltd.	15,650
1,000	Ise Chemical Corp.	5,492
131,000	Ishihara Sangyo Kaisha Ltd.(b)	158,333
13,000	Ishii Iron Works Co. Ltd.	22,986
14,000	Ishizuka Glass Co. Ltd.	27,383
5,166	IT Holdings Corp.	53,069
4,500	ITC Networks Corp.	27,647
14,000	Ito En Ltd.	237,317
19,900	Itochu Enex Co. Ltd.	103,271
8,100	Itochu Techno-Solutions Corp.	350,720
1,200	Itochu-Shokuhin Co. Ltd.	41,249
71,000	Itoham Foods, Inc.	244,471
5,100	Itoki Corp.	11,235
8,400	Iwai Securities Co. Ltd.	28,613
11,000	Iwaki & Co. Ltd.	28,188
27,000	Iwasaki Electric Co. Ltd.(b)	61,015
63,000	IWATANI Corp.	217,376
130,000	Iyo Bank Ltd. (The)	1,219,627
20,100	Izumi Co. Ltd.	305,752
26,000	Izumiya Co. Ltd.	117,571
46,000	Izutsuya Co. Ltd.(b)	25,984
266,000	J. Front Retailing Co. Ltd.	1,164,793
900	Jalux, Inc.	8,223
98,000	Janome Sewing Machine Co. Ltd.(b)	69,575
17,200	Japan Airport Terminal Co. Ltd.	227,533
16,000	Japan Asia Investment Co. Ltd.(b)	12,187
23,000	Japan Aviation Electronics Industry Ltd.	160,155
7,600	Japan Carlit Co. Ltd.	38,986
3,600	Japan Cash Machine Co. Ltd.	29,702
10,400	Japan Digital Laboratory Co. Ltd.	98,397
2,900	Japan Electronic Materials Corp.	14,692

Shares		Value

JAPAN (continued)
20,300	Japan Foundation Engineering Co. Ltd.	$69,165
6,400	Japan Medical Dynamic Marketing, Inc.	13,895
4,700	Japan Petroleum Exploration Co.	185,634
50,000	Japan Pulp & Paper Co. Ltd.	167,751
23,000	Japan Radio Co. Ltd.	55,705
92,000	Japan Steel Works Ltd. (The)	630,477
22,000	Japan Transcity Corp.	64,891
8,000	Japan Vilene Co. Ltd.	33,243
38,000	Japan Wool Textile Co. Ltd. (The)	305,798
6,500	Jastec Co. Ltd.	42,386
10,000	JBCC Holdings, Inc.	64,289
6,200	JBIS Holdings, Inc.	20,006
19,000	Jeol Ltd.	50,312
86,000	JFE Shoji Holdings, Inc.	348,856
13,000	Jidosha Buhin Kogyo Co. Ltd.	71,197
1,400	JK Holdings Co. Ltd.	6,059
12,000	JMS Co. Ltd.	36,622
41,000	J-Oil Mills, Inc.	118,006
20,000	Joshin Denki Co. Ltd.	212,971
1,015	JS Group Corp.	21,284
8,000	JSP Corp.	117,425
33,000	Juki Corp.	73,732
25,000	Juroku Bank Ltd. (The)	74,767
19,310	JVC Kenwood Holdings, Inc.(b)	78,454
2,000	Kabuki-Za Co. Ltd.	94,654
7,600	Kadokawa Group Holdings, Inc.	236,805
5,500	Kaga Electronics Co. Ltd.	52,829
20,100	Kagome Co. Ltd.	381,711
70,000	Kagoshima Bank Ltd. (The)	458,367
217,000	Kajima Corp.	696,623
11,300	Kakaku.com, Inc.	447,424
28,000	Kaken Pharmaceutical Co. Ltd.	351,448
5,800	Kameda Seika Co. Ltd.	109,316
10,000	Kamei Corp.	64,889
91,000	Kamigumi Co. Ltd.	794,603
14,000	Kanaden Corp.(c)	90,985
10,000	Kanagawa Chuo Kotsu Co. Ltd.	52,138
21,000	Kanamoto Co. Ltd.	142,244
5,000	Kandenko Co. Ltd.	21,967
89,000	Kaneka Corp.	477,372
81,000	Kanematsu Corp.(b)	68,297
12,300	Kanematsu Electronics Ltd.	122,842
47,000	Kansai Paint Co. Ltd.	441,188
6,800	Kanto Auto Works Ltd.	56,337
15,000	Kanto Denka Kogyo Co. Ltd.	73,531
16,000	Kanto Natural Gas Development Ltd.	82,862
50	Kappa Create Co. Ltd.	1,075
18,000	Kasai Kogyo Co. Ltd.	106,011
16,800	Kasumi Co. Ltd.	106,954
5,000	Katakura Industries Co. Ltd.	49,693

33

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
11,900	Kato Sangyo Co. Ltd.	$232,446
50,000	Kato Works Co. Ltd.	128,751
2,400	Kawada Technologies, Inc.	35,955
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	64,489
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	20,302
7,000	Kawasumi Laboratories, Inc.	41,582
73,000	Keihan Electric Railway Co. Ltd.	335,667
15,900	Keihanshin Real Estate Co. Ltd.	73,420
3,000	Keihin Co. Ltd. (The)	3,507
10,600	Keihin Corp.	163,498
89,000	Keisei Electric Railway Co. Ltd.	599,229
159,000	Keiyo Bank Ltd. (The)	772,422
13,300	Keiyo Co. Ltd.	77,436
529	Kenedix, Inc.(b)	78,424
2,000	Kentucky Fried Chicken Japan Ltd.	51,143
36,200	Kewpie Corp.	493,591
6,125	KEY Coffee, Inc.	108,576
22,700	Kikkoman Corp.	251,023
11,200	Kimoto Co. Ltd.	88,268
40,000	Kinden Corp.	328,473
600	King Jim Co. Ltd.	4,275
29,000	Kinki Nippon Tourist Co. Ltd.(b)	31,075
6,400	Kintetsu World Express, Inc.	194,964
18,000	Kinugawa Rubber Industrial Co. Ltd.	135,838
3,500	Kirayaka Bank Ltd.	3,227
5,600	Kisoji Co. Ltd.	100,345
13,900	Kissei Pharmaceutical Co. Ltd.	261,082
66,000	Kitagawa Iron Works Co. Ltd.	95,710
3,100	Kita-Nippon Bank Ltd. (The)	71,977
19,000	Kitano Construction Corp.	41,090
31,000	Kitz Corp.	142,397
271,000	Kiyo Holdings, Inc.	382,560
29,600	Koa Corp.	289,123
19,000	Koatsu Gas Kogyo Co. Ltd.	106,399
7,700	Kobayashi Pharmaceutical Co. Ltd.	381,683
24,000	Kohnan Shoji Co. Ltd.	416,073
1,300	Kohsoku Corp.	10,169
13,000	Koike Sanso Kogyo Co. Ltd.(c)	33,186
4,000	Koito Industries Ltd.(b)	4,195
33,000	Koito Manufacturing Co. Ltd.	497,413
16,500	Kojima Co. Ltd.	113,106
7,000	Kokusai Kogyo Holdings Co. Ltd.(b)	18,256
35,700	Kokuyo Co. Ltd.	265,871
23,000	Komai Tekko, Inc.	57,101
5,000	Komatsu Seiren Co. Ltd.	22,625
4,300	Komatsu Wall Industry Co. Ltd.	39,170
11,700	Komeri Co. Ltd.	368,619
5,500	Konaka Co. Ltd.	19,437

Shares		Value

JAPAN (continued)
9,600	Konishi Co.Ltd.	$126,181
6,500	Kose Corp.	154,876
2,000	Kosei Securities Co. Ltd.(b)	1,545
2,100	Kourakuen Corp.	29,987
39,000	Krosaki Harima Corp.	132,742
4,200	KRS Corp.	46,607
13,828	K’s Holdings Corp.	580,685
800	KU Holdings Co. Ltd.	3,802
79,000	Kumagai Gumi Co. Ltd.(b)	70,569
7,000	Kumiai Chemical Industry Co. Ltd.	24,709
400	Kura Corp.	5,083
96,000	Kurabo Industries Ltd.	182,055
39,000	Kureha Corp.	174,179
40,000	Kurimoto Ltd.	60,121
20,600	Kuroda Electric Co. Ltd.	224,310
72,000	KYB Co. Ltd.	413,746
34,000	Kyodo Printing Co. Ltd.	77,444
41,000	Kyodo Shiryo Co. Ltd.	45,271
5,000	Kyokuto Boeki Kaisha Ltd.	12,536
13,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	73,771
5,700	Kyokuto Securities Co. Ltd.	35,984
26,000	Kyokuyo Co. Ltd.	58,416
30,000	Kyorin Holdings, Inc.	552,020
4,500	Kyoritsu Maintenance Co. Ltd.	72,475
40,000	Kyosan Electric Manufacturing Co. Ltd.	176,785
2,400	Kyoto Kimono Yuzen Co. Ltd.	27,919
64,000	Kyowa Exeo Corp.	562,958
1,600	Kyowa Leather Cloth Co. Ltd.	5,519
23,000	Kyudenko Corp.	139,112
2,700	LEC, Inc.	50,993
61,500	Leopalace21 Corp.(b)	167,743
8,600	Life Corp.	150,124
19,500	Lintec Corp.	411,937
54,000	Lion Corp.	300,959
25,000	Look, Inc.(b)	54,704
66	M3, Inc.	298,480
4,300	Mabuchi Motor Co. Ltd.	188,463
4,500	Macnica, Inc.	95,089
6,000	MacroMill, Inc.	70,302
50,000	Maeda Corp.	182,284
47,000	Maeda Road Construction Co. Ltd.	467,407
5,000	Maezawa Kasei Industries Co. Ltd.	53,892
5,000	Maezawa Kyuso Industries Co. Ltd.	66,902
78,000	Makino Milling Machine Co. Ltd.	517,746
6,000	Mandom Corp.	153,206
4,300	Mars Engineering Corp.	68,178
11,900	Marubun Corp.	45,917
95,000	Marudai Food Co. Ltd.	316,569

34

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
14,000	Maruei Department Store Co. Ltd.(b)	$14,667
13,000	Maruetsu, Inc. (The)	45,815
4,000	Marufuji Sheet Piling Co. Ltd.	8,876
30,910	Maruha Nichiro Holdings, Inc.	55,829
170,900	Marui Group Co. Ltd.	1,328,620
20,200	Maruichi Steel Tube Ltd.	452,471
12,100	Marusan Securities Co. Ltd.	43,468
2,900	Maruwa Co. Ltd.	125,468
24,000	Maruyama Manufacturing Co., Inc.	53,303
25,000	Maruzen Showa Unyu Co. Ltd.	81,729
5,500	Matsuda Sangyo Co. Ltd.	81,227
22,000	Matsumotokiyoshi Holdings Co. Ltd.	416,784
2,700	Matsuya Foods Co. Ltd.	51,396
12,000	Max Co. Ltd.	143,362
3,700	Maxvalu Tokai Co. Ltd.	50,015
2,400	MEC Co. Ltd.	8,515
102,200	Medipal Holdings Corp.	953,351
7,600	Megachips Corp.	104,850
7,850	Megane Top Co. Ltd.	91,671
19,000	Megmilk Snow Brand Co. Ltd.	365,259
65,000	Meidensha Corp.	244,723
6,700	Meiko Network Japan Co. Ltd.	55,477
10,700	Meitec Corp.	199,251
200	Meito Transportation Co. Ltd.	1,482
20,900	Meiwa Corp.	58,892
10,100	Meiwa Estate Co. Ltd.	46,159
4,500	Melco Holdings, Inc.	125,209
30,000	Michinoku Bank Ltd. (The)	57,907
33,000	Mie Bank Ltd. (The)	76,136
13,700	Mikuni Coca-Cola Bottling Co. Ltd.	118,405
2,448	Milbon Co. Ltd.	75,132
700	Mimasu Semiconductor Industry Co. Ltd.	5,863
72,000	Minato Bank Ltd. (The)	123,679
35,000	Minebea Co. Ltd.	124,725
11,100	Ministop Co. Ltd.	199,673
151,400	Miraca Holdings, Inc.	5,774,062
12,340	Mirait Holdings Corp.	94,396
8,500	Misawa Homes Co. Ltd.(b)	50,686
23,300	MISUMI Group, Inc.	484,810
4,800	Mitani Corp.	53,113
21,000	Mitsuba Corp.	167,668
13,000	Mitsubishi Kakoki Kaisha Ltd.	24,965
22,000	Mitsubishi Logistics Corp.	241,940
51,000	Mitsubishi Paper Mills Ltd.(b)	48,157
10,600	Mitsubishi Pencil Co. Ltd.	182,267
3,400	Mitsubishi Shokuhin Co. Ltd.	78,905
25,000	Mitsubishi Steel Manufacturing Co. Ltd.	66,924
14,000	Mitsuboshi Belting Co. Ltd.	73,454
108,000	Mitsui Engineering & Shipbuilding Co. Ltd.	171,539

Shares		Value

JAPAN (continued)
5,300	Mitsui High-Tec, Inc.	$23,854
14,000	Mitsui Home Co. Ltd.	70,261
511	Mitsui Knowledge Industry Co. Ltd.	81,435
19,000	Mitsui Matsushima Co. Ltd.	33,277
246,000	Mitsui Mining & Smelting Co. Ltd.	670,451
66,000	Mitsui Sugar Co. Ltd.	274,965
29,000	Mitsui-Soko Co. Ltd.	101,595
7,000	Mitsuuroko Co. Ltd.	41,640
105,300	Miura Co. Ltd.(c)	2,825,123
7,100	Miyachi Corp.	59,909
38,000	Miyaji Engineering Group, Inc.(b)	37,373
30,000	Miyazaki Bank Ltd. (The)	63,273
26,000	Miyoshi Oil & Fat Co. Ltd.	34,069
51,999	Mizuho Financial Group, Inc.	72,782
61,000	Mizuno Corp.	295,605
19,000	Mochida Pharmaceutical Co. Ltd.	194,210
2,200	Modec, Inc.	38,406
45,600	Mori Seiki Co. Ltd.	414,028
16,000	Morinaga & Co. Ltd.	37,833
145,000	Morinaga Milk Industry Co. Ltd.	573,952
14,000	Morita Holdings Corp	75,405
22,000	Mory Industries, Inc.	82,314
9,000	MOS Food Services, Inc.	171,649
14,500	Moshi Moshi Hotline, Inc.	139,383
11,900	Mr Max Corp.	44,919
2,000	Murakami Corp.	19,860
9,000	Musashi Seimitsu Industry Co. Ltd.	212,755
21,800	Musashino Bank Ltd. (The)	693,245
26,000	Mutoh Holdings Co. Ltd.	42,876
23,900	Nabtesco Corp.	523,449
100	NAC Co. Ltd.	1,873
57,000	Nachi-Fujikoshi Corp.	315,908
5,400	Nagaileben Co. Ltd.	74,417
13,000	Nagano Bank Ltd. (The)	26,372
1,000	Nagano Keiki Co. Ltd.	9,336
91,400	Nagase & Co. Ltd.	1,029,004
7,000	Nagatanien Co. Ltd.	76,393
49,000	Nagoya Railroad Co. Ltd.	128,105
22,000	Nakabayashi Co. Ltd.	51,358
13,000	Nakamuraya Co. Ltd.	66,189
1,500	Nakano Corp.	3,438
27,000	Nakayama Steel Works Ltd.(b)	26,797
34,100	Namco Bandai Holdings, Inc.	494,436
5,000	Nankai Electric Railway Co. Ltd.	20,458
85,000	Nanto Bank Ltd. (The)	456,359
3,600	Natori Co. Ltd.	37,682
9,600	NEC Capital Solutions Ltd.	137,684
7,400	NEC Fielding Ltd.	89,514
4,200	NEC Mobiling Ltd.	140,232

35

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
19,700	NEC Networks & System Integration Corp.	$296,210
159	NET One Systems Co. Ltd.	413,559
27,200	Neturen Co. Ltd.	203,815
63,700	NHK Spring Co. Ltd.	583,000
26,000	Nice Holdings, Inc.	52,793
11,000	Nichia Steel Works Ltd.	27,925
38,000	Nichias Corp.	206,411
17,000	Nichiban Co. Ltd.	57,081
32,700	Nichicon Corp.	386,102
3,400	Nichiden Corp.	109,963
16,000	Nichiha Corp.	186,495
19,100	Nichii Gakkan Co.	190,799
22,000	Nichimo Co. Ltd.(b)	38,581
125,000	Nichirei Corp.	554,829
18,000	Nichireki Co. Ltd.	88,200
10,000	Nidec Sankyo Corp.	63,657
5,600	Nidec Tosok Corp.	67,329
345,100	Nifco, Inc.(c)	9,000,661
78	NIFTY Corp.	90,509
808	Nihon Chouzai Co. Ltd.	29,535
600	Nihon Dempa Kogyo Co. Ltd.	8,204
2,400	Nihon Eslead Corp.	20,101
12,300	Nihon Kohden Corp.	287,156
15	Nihon M&A Center, Inc.	84,667
27,000	Nihon Nohyaku Co. Ltd.	118,647
17,000	Nihon Parkerizing Co. Ltd.	228,854
2,800	Nihon Plast Co. Ltd.	21,350
1,000	Nihon Shokuhin Kako Co. Ltd.	4,841
1,100	Nihon Tokushu Toryo Co. Ltd.	4,216
2,050	Nihon Trim Co. Ltd.	47,897
2,600	Nihon Unisys Ltd.	14,721
49,000	Nihon Yamamura Glass Co. Ltd.	113,254
29,000	Nikkiso Co. Ltd.	241,147
6,000	Nikko Co. Ltd.	21,998
55,000	Nippo Corp.	484,374
43,000	Nippon Beet Sugar Manufacturing Co. Ltd.	88,576
43,000	Nippon Carbide Industries Co., Inc.	63,011
47,000	Nippon Carbon Co. Ltd.	138,452
7,400	Nippon Ceramic Co. Ltd.	131,215
31,000	Nippon Chemical Industrial Co. Ltd.	55,172
70,000	Nippon Chemi-Con Corp.	266,641
3,000	Nippon Chemiphar Co. Ltd.	11,696
115,000	Nippon Coke & Engineering Co. Ltd.	156,563
18,000	Nippon Concrete Industries Co. Ltd.	43,040
26,000	Nippon Conveyor Co. Ltd.	23,455
42,000	Nippon Denko Co. Ltd.	224,004
25,000	Nippon Densetsu Kogyo Co. Ltd.	248,056
16,000	Nippon Denwa Shisetsu Co. Ltd.	51,011

Shares		Value

JAPAN (continued)
400	Nippon Felt Co. Ltd.	$1,938
600	Nippon Filcon Co. Ltd.	3,147
9,700	Nippon Fine Chemical Co. Ltd.	61,876
38,000	Nippon Flour Mills Co. Ltd.	169,979
26,000	Nippon Formula Feed Manufacturing Co. Ltd.(b)	34,279
8,500	Nippon Gas Co. Ltd.	129,615
11,000	Nippon Hume Corp.	41,127
31	Nippon Jogesuido Sekkei Co. Ltd.	40,519
3,400	Nippon Kanzai Co. Ltd.	62,803
60,000	Nippon Kayaku Co. Ltd.	587,043
44,000	Nippon Kinzoku Co. Ltd.(b)	73,968
53,000	Nippon Koei Co. Ltd.	186,512
17,200	Nippon Konpo Unyu Soko Co. Ltd.	177,101
25,000	Nippon Koshuha Steel Co. Ltd.	26,365
450,000	Nippon Light Metal Co. Ltd.	652,986
60,000	Nippon Meat Packers, Inc.	747,868
4,000	Nippon Metal Industry Co. Ltd.(b)	3,912
66,000	Nippon Paint Co. Ltd.	502,523
34,800	Nippon Paper Group, Inc.	797,568
6	Nippon Parking Development Co. Ltd.	269
16,000	Nippon Pillar Packing Co. Ltd.	102,221
46,000	Nippon Piston Ring Co. Ltd.(b)	88,243
54,000	Nippon Road Co. Ltd. (The)	139,158
19,000	Nippon Seiki Co. Ltd.	190,892
4,000	Nippon Seiro Co. Ltd.	15,115
10,000	Nippon Seisen Co. Ltd.	51,286
23,000	Nippon Sharyo Ltd.	92,788
10,000	Nippon Sheet Glass Co. Ltd.	21,563
35,000	Nippon Shinyaku Co. Ltd.	407,039
64,000	Nippon Shokubai Co. Ltd.	652,751
23,500	Nippon Signal Co. Ltd. (The)	172,199
74,000	Nippon Soda Co. Ltd.	340,644
26,000	Nippon Steel Trading Co. Ltd.	67,649
53,800	Nippon Suisan Kaisha Ltd.	181,733
35,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	194,425
16,000	Nippon Thompson Co. Ltd.	103,055
3,000	Nippon Tungsten Co. Ltd.	6,631
21,000	Nippon Valqua Industries Ltd.	52,699
18,000	Nippon Yusoki Co. Ltd.	48,339
24,000	Nipro Corp.	203,480
1,000	Nishikawa Rubber Co. Ltd.	8,781
97,000	Nishimatsu Construction Co. Ltd.	159,340
6,400	Nishimatsuya Chain Co. Ltd.	49,454
327,000	Nishi-Nippon City Bank Ltd. (The)	891,760
73,000	Nishi-Nippon Railroad Co. Ltd.	336,392
18,300	Nissan Chemical Industries Ltd.	179,777
74,000	Nissan Shatai Co. Ltd.	663,436
30,000	Nissan Tokyo Sales Holdings Co. Ltd.(b)	41,758

36

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
6,300	Nissei Corp.(c)	$56,840
1,500	Nissei Plastic Industrial Co. Ltd.	4,499
9,800	Nissen Holdings Co. Ltd.	59,316
21,000	Nisshin Oillio Group Ltd. (The)	93,892
222,000	Nisshin Steel Co. Ltd.	351,389
2,600	Nisshin Sugar Holdings Co. Ltd.(b)	56,503
40,000	Nisshinbo Holdings, Inc.	363,147
34,000	Nissin Corp.	79,219
22,000	Nissin Electric Co. Ltd.	135,313
18,300	Nissin Kogyo Co. Ltd.	257,875
6,500	Nissui Pharmaceutical Co. Ltd.	55,631
12,300	Nitta Corp.	223,270
8,600	Nittan Valve Co. Ltd.	28,288
27,000	Nittetsu Mining Co. Ltd.	109,600
125,000	Nitto Boseki Co. Ltd.	374,045
17,000	Nitto Kogyo Corp.	196,590
4,800	Nitto Kohki Co. Ltd.	108,733
9,000	Nitto Seiko Co. Ltd.	23,035
7,400	Noevir Holdings Co. Ltd.	82,650
109,000	NOF Corp.	510,966
12,000	Nohmi Bosai Ltd.	74,261
17,000	Nomura Co. Ltd.	50,023
15,100	Nomura Real Estate Holdings, Inc.	243,421
42,000	Noritake Co. Ltd.	133,749
8,700	Noritsu Koki Co. Ltd.(b)	39,123
13,800	Noritz Corp.	280,495
7,700	NS Solutions Corp.	167,535
12,000	NS United Kaiun Kaisha Ltd.	17,962
3,100	NSD Co. Ltd.	24,695
197,000	NTN Corp.	870,143
4,500	Obara Corp.	56,105
21,000	Obayashi Road Corp.	51,093
1,250	OBIC Business Consultants Ltd.	61,104
960	Obic Co. Ltd.	181,498
32,000	Oenon Holdings, Inc.	72,370
78,000	Ogaki Kyoritsu Bank Ltd. (The)	241,807
4,300	Ohara, Inc.	41,769
900	Ohashi Technica, Inc.	6,033
14,038	Oiles Corp.	252,031
29,000	Oita Bank Ltd. (The)	82,307
31,900	Okabe Co. Ltd.	155,550
26,000	Okamoto Industries, Inc.	106,269
9,000	Okamoto Machine Tool Works Ltd.(b)	11,707
31,000	Okamura Corp.	188,059
8,000	Okasan Securities Group, Inc.	24,557
168,000	Oki Electric Industry Co. Ltd.(b)	142,981
3,160	Okinawa Electric Power Co.,
	Inc. (The)	128,853
54,000	OKK Corp.(b)	61,472
62,000	OKUMA Corp.	456,351
77,000	Okumura Corp.	303,911
25,000	Okura Industrial Co. Ltd.	92,489

Shares		Value

JAPAN (continued)
14,000	Okuwa Co. Ltd.	$195,322
6,700	Onoken Co. Ltd.	54,506
111,000	Onward Holdings Co. Ltd.	817,183
1,800	Optex Co. Ltd.	21,897
23,000	Organo Corp.	180,375
17,000	Origin Electric Co. Ltd.	61,748
2,700	Osaka Organic Chemical Industry Ltd.	12,666
9,500	Osaka Steel Co. Ltd.	159,873
6,500	OSAKA Titanium Technologies Co.	358,017
10,000	Osaki Electric Co. Ltd.	88,865
25,100	OSG Corp.	321,636
5,300	Otsuka Corp.	368,160
3,000	Oyo Corp.	29,885
37,000	Pacific Industrial Co. Ltd.	184,565
10,000	Pacific Metals Co. Ltd.	57,768
2,450	Pack Corp. (The)	36,810
2,000	Pal Co. Ltd.	72,694
5,100	Paltac Corp.	90,939
57,000	PanaHome Corp.	392,878
1,000	Panasonic Electric Works Information Systems Co. Ltd.	27,169
10,500	Panasonic Electric Works SUNX Co. Ltd.	58,144
7,700	Paramount Bed Holdings Co. Ltd.(b)	182,405
27,900	Parco Co. Ltd.	209,128
10,100	Paris Miki Holdings, Inc.	81,498
17,500	Park24 Co. Ltd.	201,211
10,000	Pasco Corp.	32,022
14	Pasona Group, Inc.	13,534
121,000	Penta-Ocean Construction Co. Ltd.	384,490
93	PGM Holdings KK	61,112
2,700	PIA Corp.(b)	26,882
5,700	Pigeon Corp.	210,594
66	Pilot Corp.	135,599
4,300	Piolax, Inc.	93,004
78,700	Pioneer Corp.(b)	315,567
10,200	Plenus Co. Ltd.	156,939
44,000	Press Kogyo Co. Ltd.	205,727
900	Pressance Corp.	11,915
47,000	Prima Meat Packers Ltd.	61,332
6,800	Pronexus, Inc.	33,381
17,000	PS Mitsubishi Construction Co. Ltd.	49,146
42,100	Raito Kogyo Co. Ltd.	175,116
14,000	Rasa Industries Ltd.(b)	22,642
22,400	Renesas Electronics Corp.(b)	156,439
85,840	Rengo Co. Ltd.	566,528
23,200	Renown, Inc.(b)	43,814
10,000	Resorttrust, Inc.	149,587
3,000	Rheon Automatic Machinery Co. Ltd.	6,748
11,000	Rhythm Watch Co. Ltd.	14,981

37

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
6,800	Ricoh Leasing Co. Ltd.	$148,722
4,500	Right On Co. Ltd.	30,651
31,000	Riken Corp.	127,002
11,400	Riken Keiki Co. Ltd.	79,974
7,000	Riken Technos Corp.	21,352
2,600	Riken Vitamin Co. Ltd.(c)	73,932
4,700	Ringer Hut Co. Ltd.	63,179
15,000	Riso Kagaku Corp.	257,518
698	Riso Kyoiku Co. Ltd.	38,989
4,500	Rock Field Co. Ltd.	72,360
32,000	Rohto Pharmaceutical Co. Ltd.	369,859
1,500	Roland DG Corp.	15,748
55,600	Round One Corp.	405,946
8,600	Royal Holdings Co. Ltd.	96,661
33,000	Ryobi Ltd.	133,198
16,000	Ryoden Trading Co. Ltd.	92,397
7,600	Ryohin Keikaku Co. Ltd.	360,674
4,600	Ryosan Co. Ltd.	94,585
8,400	Ryoyo Electro Corp.	76,306
3,500	S Foods, Inc.	26,287
2,000	Sagami Chain Co. Ltd.(b)	12,644
69,000	Saibu Gas Co. Ltd.	170,164
10,000	Saizeriya Co. Ltd.	162,066
41,000	Sakai Chemical Industry Co. Ltd.	162,505
18,000	Sakai Heavy Industries Ltd.	32,133
39,000	Sakai Ovex Co. Ltd.(b)	54,366
16,000	Sakata INX Corp.	70,380
16,800	Sakata Seed Corp.	237,734
4,500	Sala Corp.	26,956
3,400	San-A Co. Ltd.	130,924
47,000	San-Ai Oil Co. Ltd.	204,053
9,000	Sanden Corp.	30,869
22,575	Sangetsu Co. Ltd.	590,459
69,000	San-In Godo Bank Ltd. (The)	501,590
15,700	Sanix, Inc.(b)	49,922
1,300	Sankei Building Co. Ltd. (The)	5,414
44,000	Sanken Electric Co. Ltd.	165,079
7,000	Sanki Engineering Co. Ltd.	37,688
50	Sanko Marketing Foods Co. Ltd.	50,663
14,000	Sanko Metal Industrial Co. Ltd.	45,155
23,200	Sankyo Seiko Co. Ltd.	75,322
56,000	Sankyo-Tateyama Holdings, Inc.(b)	70,446
120,000	Sankyu, Inc.	475,136
20,600	Sanoh Industrial Co. Ltd.	177,247
9,400	Sanrio Co. Ltd.	464,484
15,400	Sanshin Electronics Co. Ltd.	129,108
2,400	Santen Pharmaceutical Co. Ltd.	89,553
68,000	Sanwa Holdings Corp.	203,681
21,000	Sanyo Chemical Industries Ltd.	135,801
13,000	Sanyo Denki Co. Ltd.	76,974
54	Sanyo Housing Nagoya Co. Ltd.	50,764
6,000	Sanyo Shokai Ltd.	14,150
78,000	Sanyo Special Steel Co. Ltd.	424,377

Shares		Value

JAPAN (continued)
47,200	Sapporo Hokuyo Holdings, Inc.	$156,309
12,000	Sapporo Holdings Ltd.	44,736
26,000	Sata Construction Co. Ltd.(b)	22,893
4,900	Sato Corp.	59,644
6,300	Sato Shoji Corp.	35,060
4,200	Satori Electric Co. Ltd.	25,589
4,500	Sawai Pharmaceutical Co. Ltd.	420,936
1,000	SAXA Holdings, Inc.	1,519
15	SBI Holdings, Inc.	1,249
5,200	Scroll Corp.	17,389
1,600	Secom Joshinetsu Co. Ltd.(c)	46,714
4,000	Seibu Electric Industry Co. Ltd.	17,295
37,000	Seika Corp.	91,576
3,500	Seikagaku Corp.	37,960
33,600	Seiko Epson Corp.	441,627
29,000	Seiko Holdings Corp.	71,773
100	Seiko PMC Corp.	347
93,000	Seino Holdings Corp.	697,723
18,700	Seiren Co. Ltd.	111,045
32,000	Sekisui Jushi Corp.(c)	301,843
35,000	Sekisui Plastics Co. Ltd.	138,062
30,000	Senko Co. Ltd.	113,750
2,000	Senshu Electric Co. Ltd.	24,588
42,100	Senshu Ikeda Holdings, Inc.	61,467
8,700	Senshukai Co. Ltd.	57,843
23,000	Shibaura Mechatronics Corp.	70,943
25,000	Shibusawa Warehouse Co. Ltd. (The)	71,982
9,400	Shibuya Kogyo Co. Ltd.	95,326
80,000	Shiga Bank Ltd. (The)	515,122
59,000	Shikibo Ltd.	68,652
50,000	Shikoku Bank Ltd. (The)	176,086
24,000	Shikoku Chemicals Corp.	134,567
32,149	Shimachu Co. Ltd.	693,394
74,000	Shimadzu Corp.	629,980
2,800	Shimizu Bank Ltd. (The)	103,082
2,500	Shimojima Co. Ltd.	30,349
4,000	Shin Nippon Air Technologies Co. Ltd.	20,434
46,000	Shinagawa Refractories Co. Ltd.	126,557
32,000	Shindengen Electric Manufacturing Co. Ltd.	136,162
16,600	Shin-Etsu Polymer Co. Ltd.	79,441
9,000	Shin-Keisei Electric Railway Co. Ltd.	39,840
6,500	Shinko Electric Industries Co. Ltd.	46,966
12,100	Shinko Plantech Co. Ltd.	107,478
4,000	Shinko Shoji Co. Ltd.	30,890
7,000	Shinko Wire Co. Ltd.	10,094
8,000	Shin-Kobe Electric Machinery Co. Ltd.	137,292
41,000	Shinmaywa Industries Ltd.	138,615
31,500	Shinnihon Corp.	80,115
456,000	Shinsei Bank Ltd.	501,182
27,000	Shinsho Corp.	62,304

38

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
900	Shinwa Co. Ltd. Nagoya	$9,980
10,500	Ship Healthcare Holdings, Inc.	255,269
34,000	Shiroki Corp.	96,383
3,000	Shizuki Electric Co., Inc.	11,093
32,000	Shizuoka Gas Co. Ltd.	193,419
6,700	SHO-BOND Holdings Co. Ltd.	149,457
6,500	Shobunsha Publications, Inc.	46,925
26,000	Shochiku Co. Ltd.	235,887
500	Shofu, Inc.	4,752
34,000	Shoko Co. Ltd.	50,120
25,600	Showa Corp.(b)	148,274
363,600	Showa Denko KK	659,673
32,000	Showa Sangyo Co. Ltd.	96,485
11,600	Siix Corp.	148,152
15,000	Sinanen Co. Ltd.	68,194
28,000	Sinfonia Technology Co. Ltd.	69,534
40,900	Sintokogio Ltd.	370,143
1,222	SKY Perfect JSAT Holdings, Inc.	593,900
27,000	SMK Corp.	88,916
13,500	SNT Corp.	52,246
21,400	Sodick Co. Ltd.	118,154
2,200	Soft99 Corp.	12,543
2,200	Sogo Medical Co. Ltd.	73,562
49,188	Sohgo Security Services Co. Ltd.	515,611
869,900	Sojitz Corp.	1,476,276
67	So-Net Entertainment Corp.	265,570
7,000	Sotetsu Holdings, Inc.	21,540
1,900	Space Co. Ltd.	11,437
400	SPK Corp	6,454
13,100	Square Enix Holdings Co. Ltd.	248,986
2,700	SRA Holdings, Inc.	25,839
6,100	SRI Sports Ltd.	64,964
10,000	Stanley Electric Co. Ltd.	146,326
19,100	Star Micronics Co. Ltd.	187,068
26,000	Starzen Co. Ltd.	75,831
2,300	Stella Chemifa Corp.	66,617
2,500	Studio Alice Co. Ltd.	43,285
8,000	Sugi Holdings Co. Ltd.	208,781
3,800	Sugimoto & Co. Ltd.	33,791
4,800	Sumida Corp.	37,261
81,000	Sumikin Bussan Corp.	179,306
22,000	Suminoe Textile Co. Ltd.	37,124
21,797	Sumisho Computer Systems Corp.	341,287
84,000	Sumitomo Bakelite Co. Ltd.	491,835
12,300	Sumitomo Densetsu Co. Ltd.	72,497
35,900	Sumitomo Forestry Co. Ltd.	310,646
40,000	Sumitomo Light Metal Industries Ltd.(b)	34,111
11,200	Sumitomo Mitsui Construction Co. Ltd.(b)	7,501
246,000	Sumitomo Osaka Cement Co. Ltd.	745,231
13,900	Sumitomo Pipe & Tube Co. Ltd.	88,579

Shares		Value

JAPAN (continued)
14,000	Sumitomo Precision Products Co. Ltd.	$90,715
3,140	Sumitomo Real Estate Sales Co. Ltd.	126,293
36,300	Sumitomo Rubber Industries, Inc.	453,491
35,000	Sumitomo Seika Chemicals Co. Ltd.	157,896
61,000	Sumitomo Warehouse Co. Ltd. (The)	273,393
12,700	Sundrug Co. Ltd.	374,791
3,600	Sun-Wa Technos Corp.	30,694
61,000	Suruga Bank Ltd.	508,499
27,600	Suzuken Co. Ltd.	660,328
80,000	SWCC Showa Holdings Co. Ltd.(b)	75,868
62,000	SXL Corp.(b)	128,389
54	SysproCatena Corp.	37,437
1,900	T. Hasegawa Co. Ltd.	30,097
42,000	T. RAD Co. Ltd.	152,701
6,000	Tachibana Eletech Co. Ltd.	48,051
11,900	Tachi-S Co. Ltd.	203,253
69	Tact Home Co. Ltd.	58,005
68,000	Tadano Ltd.	453,782
10,000	Taihei Dengyo Kaisha Ltd.	65,831
46,000	Taihei Kogyo Co. Ltd.	247,067
326,000	Taiheiyo Cement Corp.	633,307
37,000	Taiheiyo Kouhatsu, Inc.	31,342
9,600	Taiho Kogyo Co. Ltd.	82,897
16,700	Taikisha Ltd.	361,623
12,000	Taiko Bank Ltd. (The)	33,688
211,900	Taisei Corp.	566,206
900	Taisei Lamick Co., Ltd	26,813
103,500	Taiyo Ink Manufacturing Co. Ltd.(c)	2,705,948
38,800	Taiyo Yuden Co. Ltd.	300,635
1,600	Takachiho Koheki Co. Ltd.	17,225
4,000	Takagi Securities Co. Ltd.(b)	3,558
7,100	Takamatsu Construction Group Co. Ltd	112,493
4,000	Takano Co. Ltd.	23,049
65,000	Takara Holdings, Inc.	384,094
4,400	Takara Printing Co. Ltd.	34,116
65,000	Takara Standard Co. Ltd.	475,761
21,000	Takasago International Corp.	98,059
29,500	Takasago Thermal Engineering Co. Ltd.	234,829
26,000	Takashima & Co. Ltd.	56,133
128,000	Takashimaya Co. Ltd.	908,721
13,800	Takata Corp.	335,628
38	Take and Give Needs Co. Ltd.	2,341
12,000	Takihyo Co. Ltd.	66,202
15,000	Takiron Co. Ltd.	50,232
33,000	Takisawa Machine Tool Co. Ltd.	38,694
18,000	Takuma Co. Ltd.(b)	84,909
5,900	Tamron Co. Ltd.	158,845

39

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
34,000	Tamura Corp.	$87,085
29,000	Tatsuta Electric Wire and Cable Co. Ltd.	130,488
20,000	Tayca Corp.	77,251
19,000	TBK Co. Ltd.	80,665
2	Techno Medica Co. Ltd.	6,954
1,200	Techno Ryowa Ltd.	6,268
13,400	Tecmo Koei Holdings Co. Ltd.	120,224
1,200	Teikoku Electric Manufacturing Co. Ltd.	23,686
9,200	Teikoku Piston Ring Co. Ltd.	107,077
7,000	Teikoku Sen-I Co. Ltd.	45,471
5,000	Teikoku Tsushin Kogyo Co. Ltd.	8,671
98,000	Tekken Corp.	112,391
5,300	Temp Holdings Co. Ltd.	45,410
58	T-GAIA Corp.	106,778
23,500	THK Co. Ltd.	457,992
1,000	Tigers Polymer Corp.	3,964
5,000	Titan Kogyo KK	24,768
10,500	TKC Corp.	204,093
156,000	Toa Corp.	274,718
53,000	Toa Oil Co. Ltd.	68,467
35,000	Toa Road Corp.	64,678
90,500	Toagosei Co. Ltd.	404,235
10,100	Tobishima Corp.(b)	9,862
15,000	Tobu Store Co. Ltd.	49,016
54,100	TOC Co. Ltd.	238,090
3,800	Tocalo Co. Ltd.	77,091
19,000	Tochigi Bank Ltd. (The)	66,636
127,000	Toda Corp.	450,632
15,000	Toda Kogyo Corp.	111,279
17,000	Toei Co. Ltd.	79,751
24,000	Toenec Corp.	124,625
14,000	Toho Bank Ltd. (The)	36,354
8,000	Toho Co. Ltd.	31,245
56,000	Toho Gas Co. Ltd.	317,023
2,100	Toho Holdings Co. Ltd.	26,500
14,600	Toho Real Estate Co. Ltd.	75,373
2,700	Toho Titanium Co. Ltd.	57,604
90,000	Toho Zinc Co. Ltd.	366,985
45,000	Tohoku Bank Ltd. (The)	71,544
14,000	Tohto Suisan Co. Ltd.	23,642
106,000	Tokai Carbon Co. Ltd.	525,820
15,600	Tokai Holdings Corp.	78,857
22,000	Tokai Lease Co. Ltd.	46,201
26,700	Tokai Rika Co. Ltd.	430,089
28,500	Tokai Rubber Industries, Inc.	357,962
88,000	Tokai Tokyo Financial Holdings	244,410
1,740	Token Corp.	62,548
7,000	Toko Electric Corp.	30,923
41,000	Toko, Inc.(b)	87,710
33,840	Tokushu Tokai Holdings Co. Ltd.	71,975

Shares		Value

JAPAN (continued)
2,700	Tokyo Broadcasting System Holdings, Inc.	$33,310
24	Tokyo Electron Device Ltd.	41,929
3,700	Tokyo Individualized Educational Institute, Inc.	5,860
40,000	Tokyo Keiki, Inc.	60,875
39,800	Tokyo Ohka Kogyo Co. Ltd.	827,042
7,000	Tokyo Rakutenchi Co. Ltd.	24,202
107,000	Tokyo Rope Manufacturing Co. Ltd.	243,787
1,000	Tokyo Sangyo Co. Ltd.	3,105
14,700	Tokyo Seimitsu Co. Ltd.	266,444
24,100	Tokyo Steel Manufacturing Co. Ltd.	202,026
58,000	Tokyo Tatemono Co. Ltd.	182,030
5,200	Tokyo Tatemono Real Estate Sales Co. Ltd.	15,368
29,000	Tokyo Tekko Co. Ltd.	82,011
19,000	Tokyo Theaters Co., Inc.	27,352
11,000	Tokyo Tomin Bank Ltd. (The)	127,811
31,000	Tokyotokeiba Co. Ltd.	42,382
2,300	Tokyu Community Corp.	71,554
31,960	Tokyu Construction Co. Ltd.	87,450
163,000	Tokyu Land Corp.	686,172
5,000	Tokyu Livable, Inc.	45,017
27,000	Toli Corp.	48,493
15,000	Tomato Bank Ltd.	26,250
4,000	Tomen Devices Corp.(c)	90,017
6,900	Tomen Electronics Corp.	81,628
17,800	Tomoe Corp.	61,804
3,300	Tomoe Engineering Co. Ltd.	58,066
4,000	Tomoegawa Co. Ltd.	8,417
49,000	Tomoku Co. Ltd.	129,275
22,400	Tomony Holdings, Inc.	88,827
20,000	Tonami Holdings Co. Ltd.	40,187
26,200	Topcon Corp.	135,031
6,700	Toppan Forms Co. Ltd.	52,440
29,000	Topre Corp.	280,837
121,000	Topy Industries Ltd.	292,352
1,000	Toridoll.corp	9,470
8,800	Torigoe Co. Ltd. (The)	78,375
5,300	Torii Pharmaceutical Co. Ltd.	99,108
8,700	Torishima Pump Manufacturing Co. Ltd.	120,285
121	Tosei Corp.	33,614
67,000	Toshiba Machine Co. Ltd.	331,924
17,000	Toshiba Plant Systems & Services Corp.	181,733
106,000	Toshiba TEC Corp.	390,618
16,000	Tosho Printing Co. Ltd.	29,484
225,000	Tosoh Corp.	731,293
24,000	Totetsu Kogyo Co. Ltd.	205,474
38,000	TOTO Ltd.	315,970
19,000	Tottori Bank Ltd. (The)	40,445
113,000	Towa Bank Ltd. (The)	131,468
2,800	Towa Pharmaceutical Co. Ltd.	123,108

40

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
23,000	Toyo Construction Co. Ltd.	$23,395
8,200	Toyo Corp.	86,368
109,000	Toyo Engineering Corp.	360,351
152,000	Toyo Ink Manufacturing Co. Ltd.	602,278
21,000	Toyo Kanetsu KK	38,634
17,000	Toyo Kohan Co. Ltd.	67,084
16,000	Toyo Securities Co. Ltd.	23,694
19,000	Toyo Suisan Kaisha Ltd.	484,872
1,100	Toyo Tanso Co. Ltd.	51,039
111,000	Toyo Tire & Rubber Co. Ltd.	269,392
20,000	Toyo Wharf & Warehouse Co. Ltd.	33,000
93,000	Toyobo Co. Ltd.	132,073
400	Toyoda Gosei Co. Ltd.	7,056
31,600	Toyota Auto Body Co. Ltd.	473,856
14,700	Toyota Boshoku Corp.	178,101
500	Trancom Co. Ltd.	10,165
12,300	Transcosmos, Inc.	139,390
5,100	Trusco Nakayama Corp.	94,485
7,300	TS Tech Co. Ltd.	109,580
15,000	TSI Holdings Co. Ltd.(b)	77,381
67,000	Tsubakimoto Chain Co.	343,858
6,000	Tsubakimoto Kogyo Co. Ltd.	16,157
47,000	Tsudakoma Corp.(b)	87,791
34,000	Tsugami Corp.	187,158
14,000	Tsukishima Kikai Co. Ltd.	108,067
38,033	Tsukuba Bank Ltd.	125,679
19,300	Tsumura & Co.	542,815
5,300	Tsuruha Holdings, Inc.	270,779
7,000	Tsurumi Manufacturing Co. Ltd.	53,996
2,400	Tsutsumi Jewelry Co. Ltd.	55,925
8,000	Tsuzuki Denki Co. Ltd.	75,700
7,000	TTK Co. Ltd.	34,755
81	TV Asahi Corp.	127,609
200	TV Tokyo Holdings Corp.	2,716
149,000	Ube Industries Ltd.	436,822
15,000	Ube Material Industries Ltd.	51,904
5,000	Uchida Yoko Co. Ltd.	13,860
14,000	Ueki Corp.	29,708
1,900	UKC Holdings Corp.	18,329
2,400	Ulvac, Inc.(b)	33,738
36,000	Uniden Corp.	140,078
300	Union Tool Co.	5,384
8,300	Unipres Corp.	226,397
7,300	United Arrows Ltd.	141,993
166,700	UNY Co. Ltd.	1,503,756
14,100	U-Shin Ltd.	123,224
245,800	Ushio, Inc.	3,634,115
4,170	USS Co. Ltd.	344,731
8,800	Utoc Corp.	28,698
16,200	Valor Co. Ltd.	240,938
22,600	Vital KSK Holdings, Inc.	187,222
27,000	Wacoal Holdings Corp.	318,967
10	Wacom Co. Ltd.	13,769

Shares		Value

JAPAN (continued)
33,000	Wakachiku Construction Co. Ltd.(b)	$50,019
4,500	Warabeya Nichiyo Co. Ltd.	57,986
1,700	Watabe Wedding Corp.	13,444
6,300	WATAMI Co. Ltd.	146,816
3,000	Weathernews, Inc.	93,922
18,000	Wood One Co. Ltd.	66,341
20,700	Xebio Co. Ltd.	501,223
4,900	YAC Co. Ltd.	41,725
5,400	Yachiyo Bank Ltd. (The)	132,362
1,200	Yaizu Suisankagaku Industry Co. Ltd.	11,102
2,000	YAMABIKO Corp.	22,675
88,000	Yamagata Bank Ltd. (The)	421,013
157,000	Yamaguchi Financial Group, Inc.	1,398,939
124,300	Yamaha Corp.	1,258,086
31,000	Yamanashi Chuo Bank Ltd. (The)	124,566
9,300	Yamatake Corp.	205,750
70,000	Yamatane Corp.	112,701
5,700	Yamato Kogyo Co. Ltd.	144,179
24,000	Yamazaki Baking Co. Ltd.	318,178
100	Yamazawa Co. Ltd.	1,691
18,200	Yamazen Corp.	128,855
2,500	Yaoko Co. Ltd.	81,999
34,000	Yaskawa Electric Corp.	292,125
2,300	Yasuda Warehouse Co. Ltd. (The)	13,650
15,400	Yellow Hat Ltd.	198,216
57,000	Yodogawa Steel Works Ltd.	226,469
12,000	Yokogawa Bridge Holdings Corp.	69,177
92,000	Yokogawa Electric Corp.(b)	860,391
22,300	Yokohama Reito Co. Ltd.	166,460
109,000	Yokohama Rubber Co. Ltd. (The)	622,192
3,000	Yokowo Co. Ltd.	16,188
5,000	Yomeishu Seizo Co. Ltd.	46,037
8,000	Yomiuri Land Co. Ltd.	25,411
5,000	Yondenko Corp.	20,094
1,700	Yonekyu Corp.	14,853
3,200	Yonex Co. Ltd.(c)	20,242
8,300	Yorozu Corp.	195,726
98	Yoshinoya Holdings Co. Ltd.	124,812
56,000	Yuasa Trading Co. Ltd.	78,247
27,000	Yuken Kogyo Co. Ltd.	59,940
3,600	Yukiguni Maitake Co. Ltd.	17,121
10,000	Yurtec Corp.	49,613
1,100	Yusen Air & Sea Service Co. Ltd.	14,638
2,740	Yushin Precision Equipment Co. Ltd.	52,850
4,200	Yushiro Chemical Industry Co. Ltd.	48,747
7,100	Zenrin Co. Ltd.	63,487
21,900	Zensho Co. Ltd.	273,299

41

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

JAPAN (continued)
72,000	Zeon Corp.	$663,146
7,000	ZERIA Pharmaceutical Co. Ltd.	114,986
10,700	Zuken, Inc.	78,937

		241,150,969

LIECHTENSTEIN — 0.0%
3,313	Liechtensteinische Landesbank AG	183,565
2,157	Verwaltungs- und Privat-Bank AG	216,840

		400,405

LUXEMBOURG — 0.1%
1,354,499	AZ Electronic Materials SA(c)	5,374,465
24,534	D’amico International Shipping SA(b)	19,586
1,096	GAGFAH SA	7,020
3,552	GlobeOp Financial Services SA	16,274
5,544	Oriflame Cosmetics SA	220,572
29,096	Regus Plc	35,315

		5,673,232

MALAYSIA — 0.5%
61,000	Aeon Co. (Malaysia) Berhad	138,594
7,100	Aeon Credit Service M Berhad	11,361
317,300	Affin Holdings Berhad	303,128
608,300	AirAsia Berhad	764,460
20,200	Alam Maritim Resources Berhad(b)	5,308
739,000	Alliance Financial Group Berhad	845,785
45,800	Amway (Malaysia) Holdings Berhad(c)	131,124
99,800	ANN JOO Resources Berhad	69,840
40,500	APM Automotive Holdings Berhad	57,801
756,600	Axis Real Estate Investment Trust(c)	647,007
164,700	Bandar Raya Developements Berhad	106,227
32,700	Batu Kawan Berhad	168,768
95,933	Berjaya Assets Berhad	26,808
643,800	Berjaya Corp. Berhad	216,180
10,900	Berjaya Media Berhad(b)	1,537
201,800	Berjaya Sports Toto Berhad	279,967
180,500	BIMB Holdings Berhad	118,275
400	Boustead Heavy Industries Corp. Berhad	367
332,640	Boustead Holdings Berhad	577,431
6,200	British American Tobacco Malaysia Berhad	93,341
41,100	Bursa Malaysia Berhad	90,513
20,000	Cahya Mata Sarawak Berhad	13,027
75,100	Carlsberg Brewery-Malaysia Berhad	171,403
24,515	CB Industrial Product Holding Berhad	29,286

Shares		Value

MALAYSIA (continued)
14,300	Chemical Co. of Malaysia Berhad	$7,816
2,200	Dayang Enterprise Holdings Berhad	1,241
1,453,432	Dialog Group Berhad	1,128,652
64,800	Dijaya Corp. Berhad	29,427
209,300	DRB-Hicom Berhad	141,917
475,000	Eastern & Oriental Berhad	217,002
220,175	ECM Libra Financial Group Berhad	55,864
18,700	Esso Malaysia Berhad	22,337
116,100	Evergreen Fibreboard Berhad	37,968
20,800	Fraser & Neave Holdings Berhad	114,934
739,900	Gamuda Berhad	813,547
89,300	Genting Plantations Berhad	212,771
58,000	Glomac Berhad	15,987
85,200	Green Packet Berhad(b)	17,364
76,900	Guinness Anchor Berhad	269,311
15,900	Hai-O Enterprise Berhad	9,944
499,380	HAP Seng Consolidated Berhad	246,830
110,500	Hap Seng Plantations Holdings Berhad	96,449
460,950	Hartalega Holdings Berhad(c)	816,837
19,600	Hock Seng LEE Berhad	9,198
92,500	Hong Leong Financial Group Berhad	358,026
51,500	Hong Leong Industries Berhad(c)	67,174
350,930	IGB Corp. Berhad	226,452
833,940	IJM Corp. Berhad	1,540,442
192,200	IJM Land Berhad	144,106
125,900	IJM Plantations Berhad	108,259
24,800	JAKS Resources Berhad(b)	4,768
7,900	Jerneh Asia Berhad	3,492
32,800	JT International Berhad	67,770
67,400	K&N Kenanga Holdings Berhad(b)	12,659
44,400	Karambunai Corp Berhad(b)	2,065
89,800	Keck Seng (Malaysia) Berhad	111,709
131,768	Kencana Petroleum Berhad	110,442
219,600	KFC Holdings Malaysia Berhad	247,435
103,900	Kian JOO CAN Factory Berhad	64,562
70,600	Kinsteel Berhad	13,226
293,400	KLCC Property Holdings Berhad	297,151
708,150	KPJ Healthcare Berhad	964,533
13,900	KSL Holdings Berhad	6,421
370,600	Kulim Malaysia Berhad	431,677
52,850	Kumpulan Fima Berhad	28,376
105,000	Kurnia Asia Berhad(b)	17,138
87,500	Lafarge Malayan Cement Berhad	201,286
157,800	Landmarks Berhad(b)	59,172
7,000	Leader Universal Holdings Berhad(b)	2,165

42

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

MALAYSIA (continued)
97,400	Lingkaran Trans Kota Holdings Berhad	$109,903
81,500	Lingui Development Berhad	40,936
142,700	Lion Industries Corp. Berhad	70,542
15,500	LPI Capital Berhad	66,614
242,380	Mah Sing Group Berhad	160,386
24,350	Malayan Flour Mills Berhad	57,877
154,100	Malaysia Airports Holdings Berhad	316,479
114,500	Malaysia Building Society	65,430
58,100	Malaysian Airline System Berhad(b)	27,637
78,300	Malaysian Bulk Carriers Berhad	47,415
31,313	Malaysian Pacific Industries Berhad	33,499
291,250	Malaysian Resources Corp. Berhad	190,152
28,600	MBM Resources Berhad	29,151
262,400	Media Prima Berhad	216,190
434,400	MMC Corp. Berhad	379,778
189,500	Muhibbah Engineering M Berhad	74,373
489,900	Mulpha International Berhad(b)	64,041
17,900	Naim Holdings Berhad	11,159
281,600	NCB Holdings Berhad(c)	342,542
4,800	Nestle Malaysia Berhad	78,769
102,200	Oriental Holdings Berhad	147,769
430,625	OSK Holdings Berhad	241,435
4,700	Padini Holdings Berhad	1,583
4,300	Panasonic Manufacturing Malaysia Berhad	27,511
43,120	Paramount Corp. Berhad	24,194
112,459	Parkson Holdings Berhad	204,150
42,400	Pelikan International Corp. Berhad	11,623
9,100	Perwaja Holdings Berhad(b)	2,421
5,785	Pharmaniaga Berhad(b)(c)(d)	9,749
142,800	POS Malaysia Berhad	129,394
55,600	Press Metal Berhad	34,776
115,500	Proton Holdings Berhad	100,478
963,700	QL Resources Berhad(c)	893,969
292,000	Samling Global Ltd.	16,785
84,100	SapuraCrest Petroleum Berhad	110,601
36,200	Sarawak Oil Palms Berhad	49,732
13,100	Scientex Berhad	9,954
2,300	Selangor Properties Berhad	2,497
75,100	Shangri-La Hotels (Malaysia) Berhad(c)	58,727
28,800	Shell Refining Co. Federation of Malaya Berhad	90,071
425,950	SP Setia Berhad	531,472
93,800	Star Publications Malaysia Berhad	97,746
18,690	Subur Tiasa Holdings Berhad	14,288
332,745	Sunway Berhad(b)	252,704
74,304	Ta Ann Holdings Berhad	120,039
682,700	TA Enterprise Berhad	130,375

Shares		Value

MALAYSIA (continued)
195,360	TA Global Berhad	$18,938
195,360	TA Global Berhad - Preferred Shares(b)(c)	17,102
210,800	TAN Chong Motor Holdings Berhad	307,573
74,000	TDM Berhad	71,676
120,300	Telekom Malaysia Berhad	165,655
51,200	TH Plantations Berhad	34,856
1,578,800	Time dotCom Berhad(b)	317,586
120,960	Top Glove Corp. Berhad	167,944
275,400	Tradewinds Corp. Berhad	72,073
45,300	Tradewinds Malaysia Berhad	130,433
28,600	TSH Resources Berhad	29,374
285,308	UEM Land Holdings Berhad(b)	202,837
227,200	UMW Holdings Berhad	489,553
59,900	Unico-Desa Plantations Berhad	21,229
128,080	Unisem (M) Berhad	52,029
15,000	United Malacca Berhad	32,625
38,700	United Plantations Berhad	219,045
129,975	Wah Seong Corp. Berhad	89,685
709,400	Wellcall Holdings Berhad(c)	274,433
170,700	WTK Holdings Berhad	78,747
140,671	YNH Property Berhad	79,409
18,600	YTL Cement Berhad	27,677
9,200	YTL Corp. Berhad	4,435
41,000	YTL Land & Development Berhad(b)	16,494
654,300	YTL Power International Berhad	404,975
26,100	Zelan Berhad(b)	3,279
25,600	Zhulian Corp. Berhad	14,137

		23,264,155

MALTA — 0.0%
8,169	Unibet Group Plc - SDR(b)	189,475

MAURITIUS — 0.0%
179,637	Essar Energy Plc(b)	880,837

MEXICO — 0.2%
134,100	Alfa SAB de CV - Series A	1,548,182
22,063	Alsea SAB de CV	22,830
51,300	Bolsa Mexicana de Valores SAB de CV	83,877
210,900	Carso Infraestructura y Construccion SAB de CV(b)	126,442
3,300	Cemex SAB de CV(b)	1,441
227,687	Controladora Comercial Mexicana SAB de CV(b)	328,879
800	Corp. Actinver SAB de CV	630
65,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)(c)	29,484
27,300	Corp. Moctezuma SAB de CV	61,004
10,900	El Puerto de Liverpool SAB de CV	74,428
414,805	Embotelladoras Arca SAB de CV	1,968,666

43

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

MEXICO (continued)
22,800	Financiera Independencia SAB de CV	$10,949
138,700	Genomma Lab Internacional SA de CV - Class B(b)	284,331
11,700	Gruma SAB de CV - Series B(b)	22,879
109,917	Grupo Aeroportuario del Centro Norte SAB de CV	184,831
430,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	1,501,189
164,456	Grupo Aeroportuario del Sureste SAB de CV - Series B	946,236
305,600	Grupo Bimbo SAB de CV - Class A	628,306
120,492	Grupo Cementos de Chihuahua SAB de CV(b)(c)	346,278
45,878	Grupo Comercial Chedraui SA de CV	110,504
251,000	Grupo Financiero Banorte SAB de CV - Series O	856,003
52,600	Grupo Herdez SAB de CV	96,619
57,500	Grupo Industrial Maseca SAB de CV - Series B(b)(c)	63,812
12,400	Grupo Industrial Saltillo SAB de CV(b)	11,910
45,400	Grupo Simec SAB de CV - Series B(b)	101,347
264,100	Impulsora del Desarrollo y El Empleo En America Latina SAB de CV(b)(c)	387,024
10,460	Industrias Bachoco SAB de CV - Class B	19,426
170,175	Industrias CH SAB de CV - Series B(b)	553,927
11,100	Inmuebles Carso SAB de CV(b)	8,454
100	Medica Sur SAB de CV	180
14,800	Megacable Holdings SAB de CV(b)	31,084
127,413	Mexichem SAB de CV	437,394
96,435	Organizacion Soriana SAB de CV - Series B(b)	209,846
59,600	Promotora y Operadora de Infraestructura SAB de CV(b)	240,600
46,400	Qualitas Compania de Seguros SA de CV(b)	36,906
341,100	Sare Holding SAB de CV - Class B(b)	32,761
427,400	TV Azteca SA de CV	258,807
67,123	Urbi Desarrollos Urbanos SAB de CV(b)	85,572

		11,713,038

MONACO — 0.0%
480	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	26,642

NETHERLANDS — 0.9%
47,325	Aalberts Industries NV	832,321

Shares		Value

NETHERLANDS (continued)
9,250	Accell Group	$208,789
3,366	AMG Advanced Metallurgical Group NV(b)	41,597
4,482	Amsterdam Commodities NV	63,887
5,838	Arcadis NV	114,500
42,228	ASM International NV	1,188,879
32,423	BE Semiconductor Industries NV	219,365
5,643	Beter BED Holding NV	116,251
1,526	BinckBank NV	17,702
5,454	Brunel International	196,178
208	CSM NV	3,048
2,797	Delta Lloyd NV	49,114
4,041	Dockwise Ltd.(b)	65,828
2,240	Exact Holding NV	59,124
15,923	Fugro NV - CVA	935,162
3,036	Grontmij NV CVA	47,422
541	Hunter Douglas NV	24,795
16,720	Imtech NV	493,940
16,012	Kardan NV(b)	50,737
2,991	KAS Bank NV - CVA	36,798
5,597	Kendrion NV	142,818
10,977	Koninklijke BAM Groep NV	45,597
404,692	Koninklijke Boskalis Westminster NV - CVA	14,145,072
139	Koninklijke DSM NV	7,113
14,713	Koninklijke Ten Cate NV	505,085
68,974	Koninklijke Wessanen NV	344,306
7,790	Macintosh Retail Group NV	124,489
19,566	Mediq NV	310,516
61	Nederland Apparatenfabriek	1,732
18,116	Nutreco Holding NV	1,203,613
335	Ordina NV(b)	603
5,243	Punch Graphix NV(b)	20,337
277,289	Qiagen NV(b)(e)	3,887,390
230,000	Qiagen NV(b)(e)	3,169,400
5,588	Qurius NV(b)	1,249
108,816	Randstad Holding NV	3,863,242
211,585	SBM Offshore NV	4,649,028
11,287	Sligro Food Group NV	369,449
1,562	SNS Reaal(b)	4,353
10,281	Telegraaf Media Groep NV	141,294
15,287	TKH Group NV	376,912
61,443	TNT Express NV	521,317
14,008	TomTom NV(b)	69,884
9,665	Unit 4 Agresso NV	273,676
10,920	USG People NV	96,719
12,312	Vopak	634,586
2,020	Wavin NV(b)	14,956
27,312	Wolters Kluwer NV	481,919

		40,172,092

NEW ZEALAND — 0.4%
155,194	Air New Zealand Ltd.	131,160
2,533,075	Auckland International Airport Ltd.(c)	4,782,734

44

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

NEW ZEALAND (continued)
126,968	Contact Energy Ltd.(b)	$572,126
7,438	Ebos Group Ltd.	41,464
168,100	Fisher & Paykel Appliances Holdings Ltd.(b)	61,335
2,172,739	Fisher & Paykel Healthcare Corp. Ltd.(c)	4,041,233
28,085	Freightways Ltd.	76,760
6,326	Hallenstein Glasson Holdings Ltd.	19,077
38,459	Heartland New Zealand Ltd.(b)	16,094
40,503	Infratil Ltd.	60,302
32,296	Mainfreight Ltd.	252,995
33,862	New Zealand Oil & Gas Ltd.	19,009
38,630	New Zealand Refining Co. Ltd. (The)(c)	98,971
85,108	Nuplex Industries Ltd.	178,597
21,545	NZX Ltd.	40,524
29,901	PGG Wrightson Ltd.(b)	9,867
80,140	Pike River Coal Ltd.(b)(c)(d)	0
56,739	Port of Tauranga Ltd.(c)	444,084
13,536	Pumpkin Patch Ltd.	7,605
68,460	Pyne Gould Corp. Ltd.	17,664
18,968	Rakon Ltd.(b)	10,529
19,670	Restaurant Brands New Zealand Ltd.	34,177
130,479	Ryman Healthcare Ltd.	284,352
15,128	Sanford Ltd.(c)	58,123
48,111	Skellerup Holdings Ltd.	50,745
1,485,538	Sky City Entertainment Group Ltd.	4,226,511
99,091	Sky Network Television Ltd.	438,676
12,028	Steel & Tube Holdings Ltd.	22,725
49,776	Tower Ltd.	54,741
41,749	TrustPower Ltd.(c)	244,360
58,037	Vector Ltd.	121,073
34,146	Warehouse Group Ltd. (The)	92,860

		16,510,473

NORWAY — 0.2%
41,936	ABG Sundal Collier Holding ASA	30,188
31,265	Acta Holding ASA	8,336
11,298	Aker ASA - Class A	320,722
14,414	Aker Biomarine ASA(b)	3,993
8,076	Algeta ASA(b)	281,370
34,500	Atea ASA	304,548
25,321	Austevoll Seafood ASA	99,755
5,832	Bonheur ASA	129,624
100,901	BW Offshore Ltd.	188,334
19,722	BWG Homes ASA	45,215
3,200	Camillo Eitzen & Co. ASA(b)	460
55,760	Cermaq ASA(b)	618,486
2,675	Clavis Pharma ASA(b)	20,190
25,707	Det Norske Oljeselskap ASA(b)	381,851
111,379	DNO International ASA(b)	130,224
12,614	DOF ASA(b)	59,664

Shares		Value

NORWAY (continued)
28,834	EDB Business Partner ASA(b)	$54,364
7,264	Ekornes ASA	148,058
27,547	Electromagnetic GeoServices ASA(b)	67,469
154,310	Eltek ASA(b)	88,298
105,634	Farstad Shipping ASA(c)	2,889,528
77,079	Fornebu Utvikling ASA(b)	23,730
15,475	Fred Olsen Energy ASA	519,107
7,560	Ganger Rolf ASA(c)	147,522
10,278	Grieg Seafood ASA	7,113
70,588	Hurtigruten ASA(b)	41,437
24,568	Intex Resources ASA(b)	20,469
43,319	Kongsberg Automotive Holding ASA(b)	15,616
14,697	Kongsberg Gruppen ASA	315,032
2,224	Kverneland ASA(b)	2,070
2,447	Leroy Seafood Group ASA	37,864
7,737	Marine Harvest ASA	3,448
10,381	Nordic Semiconductor ASA	25,801
17,405	Norske Skogindustrier ASA(b)	9,797
4,652	Norwegian Air Shuttle AS(b)	60,875
21,049	Norwegian Energy Co. AS(b)	22,574
1,161	Odfjell ASA - Class A	7,412
23,394	Opera Software ASA	105,276
203	Panoro Energy ASA(b)	192
72,800	Petroleum Geo-Services ASA(b)	790,956
3,052	PhotoCure ASA(b)	20,247
2,718	Pronova BioPharma A/S(b)	2,443
6,386	Q-Free ASA(b)	21,787
1,560	Salmar ASA	9,469
18,599	Scana Industrier ASA(b)	7,131
18,600	Schibsted ASA	483,786
4,727	Solstad Offshore ASA(c)	70,353
35,847	SpareBank 1 SMN	284,791
42,000	TGS Nopec Geophysical Co. ASA	951,414
50,237	Tomra Systems ASA	368,364
3,670	TTS Group ASA(b)	6,144
26,254	Veidekke ASA	180,730
3,850	Wilh Wilhelmsen Holding ASA	93,145

		10,526,772

PERU — 0.1%
377,659	Alicorp SA	837,134
95,302	Copeinca ASA(b)(c)	614,985
617,400	Ferreyros SA	554,264
35,750	Hochschild Mining Plc	256,104

		2,262,487

PHILIPPINES — 0.2%
1,120,000	Aboitiz Equity Ventures, Inc.	1,069,046
605,400	Aboitiz Power Corp.	417,601
108,200	Alliance Global Group, Inc.	26,491
232,400	Atlas Consolidated Mining & Development(b)	105,407
17,152	Ayala Corp.	122,456

45

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

PHILIPPINES (continued)
440,500	Ayala Land, Inc.	$165,122
738,290	Banco de Oro Unibank, Inc.	964,591
645,262	Bank of The Philippine Islands	871,387
120,166	Belle Corp.(b)	10,584
8,137	China Banking Corp.	75,484
337,200	DMCI Holdings, Inc.	304,304
2,243,800	Energy Development Corp.	318,351
2,159,375	Filinvest Land, Inc.	57,522
409,000	First Gen Corp.(b)	132,563
213,520	First Philippine Holdings Corp.	259,698
465,000	Global-Estate Resorts, Inc.(b)	23,034
15,090	Globe Telecom, Inc.	319,613
2,031,100	GMA Holdings, Inc.(c)	303,427
237,090	International Container Terminal Services, Inc.	306,098
72,300	JG Summit Holdings, Inc.	43,154
155,000	Jollibee Foods Corp.	327,970
1,320,000	Lepanto Consolidated Mining(b)	42,699
1,379,000	Lopez Holdings Corp.	151,136
1,982,000	Manila Water Co., Inc.(c)	899,088
10,796,696	Megaworld Corp.	468,699
140,000	Metro Pacific Investments Corp.	10,647
343,228	Metropolitan Bank & Trust	567,553
623,000	Pepsi-Cola Products Philippines, Inc.(b)	29,855
105,600	Philweb Corp.	37,571
135,000	Rizal Commercial Banking Corp.	98,874
538,500	Robinsons Land Corp.	155,924
171,868	Security Bank Corp.	349,130
48,220	Semirara Mining Corp.	239,275
756,502	SM Development Corp.	140,088
1,524,900	SM Prime Holdings, Inc.	462,095
350,000	Southeast Asia Cement Holdings	11,818
102,600	Union Bank of Philippines	146,188
509,115	Universal Robina Corp.	558,707
2,843,000	Vista Land & Lifescapes, Inc.	198,565

		10,791,815

POLAND — 0.1%
9,002	Agora SA	41,631
7,424	Asseco Poland SA	116,045
26,856	Bank Handlowy w Warszawie SA	631,857
84,867	Bank Millennium SA	117,399
375,702	Boryszew SA(b)	95,259
7,103	BRE Bank SA(b)	609,538
6,112	Budimex SA	153,223
1,000	Dom Development SA	9,078
155,994	Echo Investment SA(b)	182,437
2,276	Emperia Holding SA	80,616
3,279	Energomontaz Poludnie SA(b)	2,566
32,056	Eurocash SA	256,266
5,542	Farmacol SA(b)(c)	40,133

Shares		Value

POLAND (continued)
207,050	Getin Holdings SA(b)	$553,193
20,839	Getin Noble Bank SA(b)	32,040
3,848	Grupa Kety SA	128,386
27,433	Grupa Lotos SA(b)	246,274
283	ING Bank Slaski SA	68,716
2,620	Inter Cars SA(b)	68,999
4,404	Kredyt Bank SA	20,049
350	LPP SA	226,548
219,284	Netia SA(b)	372,889
10,774	Orbis SA(b)	137,584
109	Polnord SA	510
2,139	Polska Grupa Farmaceutyczna SA	21,649
10,387	Przedsiebiorstwo Eksportu I Importu Kopex SA(b)	59,472
21,032	Rafako SA	57,051
363,944	Synthos SA	482,442
8,802	Trakcja-Tiltra SA(b)	4,621
37,193	TVN SA	148,501
158	Zaklad Przetworstwa Hutniczego Stalprodukt SA	15,149
960	Zaklady Azotowe Pulawy SA	28,668
19,455	Zaklady Azotowe W Tarnowie- Moscicach SA(b)	187,451
119	Zaklady Chemiczne Police SA(b)	426
1,898	Zaklady Tluszczowe Kruszwica	41,623

		5,238,289

PORTUGAL — 0.0%
16,720	Altri SGPS SA	27,302
2,895	Banco BPI SA(b)	1,977
50,983	Banco Comercial Portugues SA(b)	10,787
14,894	Banco Espirito Santo SA	31,959
25,066	BANIF SGPS SA(b)	10,973
63,975	Cimpor Cimentos de Portugal SGPS SA	473,021
2,336	Corticeira Amorim SA	3,836
14,774	Global Intelligent Technologies SGPS SA(b)	3,077
2,417	Impresa SGPS(b)	1,469
37,391	Inapa-Invest Particip Gesta(b)	8,278
46,823	Jeronimo Martins SGPS SA	802,913
49,289	Mota-Engil SGPS SA	70,177
272	Novabase SGPS SA	834
87,362	Portucel Empresa Produtora de Pasta e Papel SA	219,221
39,281	REN - Redes Energeticas Nacionais SA	113,629
15,447	SAG GEST-Solucoes Automovel Globais SGPS SA(b)(c)	10,687
11,563	Semapa - Sociedade de Investimento e Gestao	87,049
71,802	Sonae	51,698
10,250	Sonae Capital SGPS SA(b)	3,378
15,150	Sonae Industria SGPS SA(b)	16,004

46

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

PORTUGAL (continued)
35,298	Sonaecom SGPS SA	$63,039
11,475	Teixeira Duarte SA	3,156
4,627	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	14,407

		2,028,871

RUSSIA — 0.0%
7,397	Raven Russia Ltd.	6,570

SINGAPORE — 1.3%
51,000	Abterra Ltd.(b)	33,469
3,927,000	Ascendas Real Estate Investment Trust	6,389,011
80,000	Asiasons Capital Ltd.(b)	11,830
155,400	ASL Marine Holdings Ltd.(b)(c)	65,872
136,000	Banyan Tree Holdings Ltd.(c)	84,945
88,000	Beyonics Technology Ltd.	17,410
165,000	Biosensors International Group Ltd.(b)	183,936
7,400	Bonvests Holdings Ltd.	5,411
105,000	Boustead Singapore Ltd.	68,580
39,000	Breadtalk Group Ltd.	15,909
132,000	Broadway Industrial Group Ltd.	35,495
40,000	Bukit Sembawang Estates Ltd.	123,860
47,355	Cape Plc	366,548
7,411,000	CapitaMall Trust REIT	11,011,100
30,000	Cerebos Pacific Ltd.	114,281
111,000	CH Offshore Ltd.	35,907
29,000	China Merchants Holdings Pacific Ltd.	13,329
135,000	Chip Eng Seng Corp. Ltd.	39,955
331,000	ComfortDelgro Corp. Ltd.	366,769
137,000	Cosco Corp. Singapore Ltd.	109,621
6,000	Creative Technology Ltd.	13,056
199,000	CSC Holdings Ltd.	15,851
110,000	CSE Global Ltd.	73,240
143,000	CWT Ltd.	118,453
14,000	Ellipsiz Ltd.	1,027
15,600	Eu Yan Sang International Ltd.	9,316
2,994,400	Ezra Holdings Ltd.	2,302,611
100,000	Falcon Energy Group Ltd.	20,489
179,000	First Resources Ltd.	200,411
183,000	FJ Benjamin Holdings Ltd.	50,606
493,000	Fragrance Group Ltd.	126,152
134,000	Freight Links Express Holdings Ltd.	6,316
306,000	Gallant Venture Ltd.(b)	70,937
2,000	GK Goh Holdings Ltd.	1,157
23,000	GMG Global Ltd.	4,262
94,000	Goodpack Ltd.	125,281
15,000	GP Batteries International Ltd.	12,126
80,000	GP Industries Ltd.(c)	27,383
164,666	Guocoland Ltd.	247,694
129,000	Guthrie GTS Ltd.	48,882
692,875	Healthway Medical Corp. Ltd.(b)	47,776

Shares		Value

SINGAPORE (continued)
55,000	Hiap Seng Engineering Ltd.	$11,971
7,000	Hi-P International Ltd.	3,182
96,000	Ho Bee Investment Ltd.	97,439
229,000	Hong Fok Corp. Ltd.(b)(c)	77,661
131,000	Hong Leong Asia Ltd.	203,388
137,600	Hotel Properties Ltd.	219,911
3,000	Hour Glass Ltd. (The)	2,660
126,000	HTL International Holdings Ltd.(c)	33,238
65,000	HupSteel Ltd.	10,210
126,000	Hwa Hong Corp. Ltd.	44,853
3,365,000	Hyflux Ltd.(c)	3,821,414
74,000	Hyflux Ltd. - Placement Shares	84,037
98,000	Indofood Agri Resources Ltd.(b)	106,526
92,000	InnoTek Ltd.	27,189
156,000	Jaya Holdings Ltd.(b)	59,220
101,000	Jiutian Chemical Group Ltd.(b)	4,305
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
71,000	K1 Ventures Ltd.(b)	5,832
213,000	Keppel Land Ltd.	469,914
34,000	Keppel Telecommunications & Transportation Ltd.	32,399
195,000	LC Development Ltd.	23,133
75,000	Lum Chang Holdings Ltd.	17,812
74,000	Manhattan Resources Ltd.(b)	58,600
6,000	Marco Polo Marine Ltd.(b)	1,756
274,000	Mercator Lines Singapore Ltd.	30,303
351,800	Metro Holdings Ltd.	184,315
101,000	Midas Holdings Ltd.	32,763
120,000	MobileOne Ltd.	234,362
1,000	Next-Generation Satellite Communications Ltd.(b)	6
25,000	NSL Ltd.	25,005
395,000	Oceanus Group Ltd.(b)	34,516
95,173	OM Holdings Ltd.	60,563
122,195	Orchard Parade Holdings Ltd.	138,807
32,000	OSIM International Ltd.	31,459
97,000	Otto Marine Ltd.	10,246
81,000	Overseas Union Enterprise Ltd.	148,705
26,000	Pan Pacific Hotels Group Ltd.	38,727
60,000	Petra Foods Ltd.	78,717
21,000	PSC Corp. Ltd.	3,151
106,215	QAF Ltd.	50,464
69,542	Raffles Education Corp. Ltd.	24,341
87,676	Raffles Medical Group Ltd.	155,941
121,000	Rotary Engineering Ltd.	61,267
154,000	Roxy-Pacific Holdings Ltd.	48,746
17,000	San Teh Ltd.	7,929
132,000	Sapphire Corp. Ltd.	16,829
3,638,000	SATS Ltd.(c)	7,088,294
43,000	SBS Transit Ltd.(c)	60,154
87,142	SC Global Developments Ltd.	78,737
2,685,000	SIA Engineering Co. Ltd.(c)	7,848,559
100,500	Sim Lian Group Ltd.	41,439

47

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

SINGAPORE (continued)
569,000	Sinarmas Land Ltd.(b)(c)	$93,219
70,000	Singapore Land Ltd.	326,181
346,000	Singapore Post Ltd.	281,749
174,000	Singapore Reinsurance Corp. Ltd.(c)	36,440
33,000	SMB United Ltd.	7,819
2,066,000	SMRT Corp. Ltd.(c)	3,025,294
1,594,000	Spice I2I Ltd.(b)	73,386
484,000	Stamford Land Corp. Ltd.	221,864
3,161,000	StarHub Ltd.	7,075,016
100,000	Straits Asia Resources Ltd.	186,798
82,000	Sunningdale Tech Ltd.	6,336
115,000	Super Coffeemix Manufacturing Ltd.	136,811
114,000	Swiber Holdings Ltd.(b)	53,779
85,000	Swissco Holdings Ltd.(b)	13,757
73,000	Tat Hong Holdings Ltd.	38,722
56,500	Tiger Airways Holdings Ltd.(b)	34,346
48,000	Tiong Woon Corp. Holding Ltd.	8,676
295,143	Tuan Sing Holdings Ltd.	68,508
41,000	UMS Holdings Ltd.	10,965
116,627	United Engineers Ltd.	173,570
420,000	United Industrial Corp. Ltd.(c)	900,425
232,000	UOB-Kay Hian Holdings Ltd.(c)	283,500
302,000	UOL Group Ltd.	1,067,642
58,000	Venture Corp. Ltd.	309,338
20,000	WBL Corp. Ltd.(c)	48,347
209,812	Wheelock Properties (Singapore) Ltd.(c)	267,085
230,000	Wing Tai Holdings Ltd.	233,313
86,000	Yanlord Land Group Ltd.	69,788
115,000	Yongnam Holdings Ltd.	21,346

		59,641,279

SOUTH AFRICA — 0.7%
152,864	Adcock Ingram Holdings Ltd.	1,176,412
508	Adcorp Holdings Ltd.	1,659
114,293	Advtech Ltd.	84,728
59,169	Aeci Ltd.	565,191
227,840	Afgri Ltd.	149,209
401,966	African Bank Investments Ltd.	1,735,490
44,678	African Rainbow Minerals Ltd.	1,027,664
13,164	Allied Electronics Corp. Ltd.	39,602
21,133	Allied Technologies Ltd.	139,324
266	Aquarius Platinum Ltd.	780
419	Argent Industrial Ltd.	318
65,464	Aspen Pharmacare Holdings Ltd.(b)	784,510
561	Assore Ltd.	15,353
11,620	Astral Foods Ltd.	172,742
125,307	Aveng Ltd.	583,215
128,958	AVI Ltd.	577,418
105,076	Barloworld Ltd.	878,437
25,967	Basil Read Holdings Ltd.	45,084
8,140	Blue Label Telecoms Ltd.	5,772
10,130	Brait SA	24,218

Shares		Value

SOUTH AFRICA (continued)
32,224	Business Connexion Group Ltd.	$21,339
7,341	Capitec Bank Holdings Ltd.	168,042
2,456	Cashbuild Ltd.	31,741
57,968	Caxton and CTP Publishers and Printers Ltd.	109,481
68,529	Central Rand Gold Ltd.(b)	440
2,787	Ceramic Industries Ltd.(c)	35,744
185,094	Cipla Medpro South Africa Ltd.	156,884
7,765	City Lodge Hotels Ltd.	61,731
215,714	Clicks Group Ltd.	1,127,109
27,334	Coronation Fund Managers Ltd.	77,514
107,631	DataTec Ltd.	542,256
77,015	Discovery Holdings Ltd.	401,869
12,341	Distell Group Ltd.	111,234
968	Distribution and Warehousing Network Ltd.(b)	537
134,961	EOH Holdings Ltd.	386,546
27,664	Eqstra Holdings Ltd.	25,353
45,744	First Uranium Corp.(b)	12,621
54,199	Foschini Ltd.	680,225
10,106	Gijima Group Ltd.	850
2,483	Great Basin Gold Ltd.(b)	3,488
106,233	Grindrod Ltd.	200,826
556	Group Five Ltd.	1,609
120,087	Harmony Gold Mining Co. Ltd.	1,570,141
14,422	Hudaco Industries Ltd.	143,697
6,374	Hulamin Ltd.(b)	5,710
8,550	Iliad Africa Ltd.	5,706
52,630	Illovo Sugar Ltd.	175,613
95,843	Imperial Holdings Ltd.	1,408,838
61,419	JD Group Ltd.	341,729
25,640	JSE Ltd.	226,365
105,757	Lewis Group Ltd.	997,600
59,244	Liberty Holdings Ltd.	605,329
70,859	Life Healthcare Group Holdings Ltd.	171,767
15,437	Massmart Holdings Ltd.	307,355
116,507	Medi-Clinic Corp. Ltd.	510,066
11,617	Merafe Resources Ltd.	1,397
20,292	Metair Investments Ltd.	43,083
149,656	Metorex Ltd.(b)	153,436
302,992	MMI Holdings Ltd.	650,144
76,923	Mondi Ltd.	597,910
38,912	Mr. Price Group Ltd.	372,435
21,047	Murray & Roberts Holdings Ltd.(b)	63,876
141,978	Mvelaphanda Group Ltd.(b)	59,194
31,978	Mvelaserve Ltd.(b)	42,272
18,653	Namakwa Diamonds Ltd.(b)	2,269
202,370	Nampak Ltd.	553,340
221,676	Netcare Ltd.	386,732
41,870	Northam Platinum Ltd.	161,288
123,321	Oceana Group Ltd.(c)	660,536
20,617	Omnia Holdings Ltd.(b)	205,472
8,480	Palabora Mining Co. Ltd.	121,620
50,737	Peregrine Holdings Ltd.	68,186

48

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

SOUTH AFRICA (continued)
4,111	Petmin Ltd.	$1,432
38,560	Pick’n Pay Stores Ltd.	192,844
130,867	Pioneer Foods Ltd.	1,045,574
44,385	Pretoria Portland Cement Co. Ltd.	134,416
50,557	PSG Group Ltd.	315,558
1,762	Raubex Group Ltd.	2,888
12,597	Resilient Property Income Fund Ltd.	53,780
55,765	Reunert Ltd.	440,560
11,250	Santam Ltd.	201,823
106,890	Sappi Ltd.(b)	311,696
9,525	Sentula Mining Ltd.(b)	2,583
38,542	Spar Group Ltd. (The)	469,100
16,434	Stefanutti Stocks Holdings Ltd.	23,633
575,210	Steinhoff International Holdings Ltd.(b)	1,716,027
14,635	Sun International Ltd.	156,998
1,187,158	Super Group Ltd.(b)	130,078
63,720	Telkom SA Ltd.	244,976
40,281	Tiger Brands Ltd.	1,155,869
13,568	Tongaat Hulett Ltd.	157,838
24,146	Trencor Ltd.	101,423
62,145	Truworths International Ltd.	625,374
46,017	Tsogo Sun Holdings Ltd.	94,799
6,989	Vukile Property Fund Ltd.	12,892
8,374	Wesizwe(b)	1,573
9,811	Wilson Bayly Holmes-Ovcon Ltd.	133,041
191,832	Woolworths Holdings Ltd.	974,076
211,907	Zeder Investments Ltd.	67,472

		31,545,994

SOUTH KOREA — 1.3%
1,590	Aekyung Petrochemical Co. Ltd.	41,606
487	Amorepacific Corp.	551,199
1,882	AMOREPACIFIC Group	411,678
1,340	Asia Cement Co. Ltd.	41,919
32,680	Asiana Airlines(b)	234,312
2,450	Basic House Co. Ltd. (The)	36,317
2,891	Binggrae Co. Ltd.	146,813
48,140	BS Financial Group, Inc.(b)	529,830
5,560	Capro Corp.	134,818
21,561	Cheil Industries, Inc.	1,904,590
19,930	Cheil Worldwide, Inc.	326,335
3,870	Chong Kun Dang Pharm Corp.	75,058
73	Chosun Refractories Co. Ltd.	4,181
1,970	CJ CGV Co. Ltd.	45,442
2,682	CJ CheilJedang Corp.	740,140
9,547	CJ Corp.	683,987
6,490	Cosmochemical Co. Ltd.(b)	110,452
329	Crown Confectionery Co. Ltd.	35,291
3,210	Dae Dong Industrial Co. Ltd.	10,416
675	Dae Han Flour Mills Co. Ltd.	86,570
16,020	Dae Won Kang Up Co. Ltd.	71,660

Shares		Value

SOUTH KOREA (continued)
20,010	Daechang Co. Ltd.	$22,468
4,450	Daeduck Electronics Co.	43,086
3,310	Daeduck GDS Co. Ltd.	27,267
4,330	Daegu Department Store	53,070
5	Daehan Synthetic Fiber Co. Ltd.	360
10,500	Daekyo Co. Ltd.	64,084
22,484	Daelim Industrial Co. Ltd.	1,947,877
9,090	Daesang Corp.	113,888
4,530	Daesang Holdings Co. Ltd.	15,560
4,240	Daesung Holdings Co. Ltd.	27,351
1,850	Daesung Industrial Co. Ltd.	52,092
69,215	Daewoo Engineering & Construction Co. Ltd.(b)	634,768
13,072	Daewoo International Corp.	381,502
16,286	Daewoo Securities Co. Ltd.	156,835
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	734,522
820	Daewoong Co. Ltd.	10,756
2,584	Daewoong Pharmaceutical Co. Ltd.	75,859
6,720	Daishin Securities Co. Ltd.	61,523
20,410	Daou Technology, Inc.	183,933
3,090	DCM Corp.	25,109
52,250	DGB Financial Group, Inc.(b)	657,722
1,360	Dong Ah Tire & Rubber Co. Ltd.	10,827
6,450	Dong IL Rubber Belt Co. Ltd.	36,645
679	Dong-A Pharmaceutical Co. Ltd.	55,551
5,230	Dongaone Co. Ltd.	16,700
12,536	Dongbu HiTek Co. Ltd.(b)	91,315
9,369	Dongbu Insurance Co. Ltd.	394,429
12,350	Dongbu Securities Co. Ltd.	45,913
754	Dong-IL Corp.	35,445
841	Dongil Industries Co. Ltd.	43,847
23,402	Dongkuk Steel Mill Co. Ltd.	541,980
7,740	Dongwha Pharmaceutical Co. Ltd.	31,134
531	Dongwon F&B Co. Ltd.	30,470
496	Dongwon Industries Co. Ltd.	73,635
20,030	Dongwon Systems Corp.(b)	17,542
10,510	Dongyang Mechatronics Corp.	137,160
5,324	Doosan Corp.	673,216
33,690	Doosan Infracore Co. Ltd.(b)	576,145
270	E1 Corp.	12,340
1,729	Eugene Investment & Securities Co. Ltd.(b)	5,212
3,160	F&F Co. Ltd.	21,157
12,730	Foosung Co. Ltd.(b)	91,234
2,079	Fursys, Inc.	51,992
3,200	Global & Yuasa Battery Co. Ltd.	111,773
52,130	Grand Korea Leisure Co. Ltd.	928,671
1,229	Green Cross Corp. South Korea	190,023
9,290	Green Cross Holdings Corp.	142,391
23,773	GS Engineering & Construction Corp.	2,067,422

49

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

SOUTH KOREA (continued)
5,230	GS Global Corp.	$56,537
33,465	GS Holdings Corp.	1,927,641
384	Gwangjushinsegae Co. Ltd.	61,874
12,680	Halla Climate Control Corp.	268,214
15,810	Han Kuk Carbon Co. Ltd.	65,880
1,900	Hanall Biopharma Co. Ltd.(b)	15,982
230	Handok Pharmaceuticals Co. Ltd.	2,549
9,530	Handsome Co. Ltd.	232,280
397	Hanil Cement Co. Ltd.	15,152
11,420	Hanil E-Wha Co. Ltd.	104,522
3,489	Hanjin Heavy Industries & Construction Co. Ltd.(b)	61,743
2,130	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	14,847
1,093	Hanjin Shipping Co. Ltd.	10,751
4,620	Hanjin Transportation Co. Ltd.	102,216
22	Hankook Shell Oil Co. Ltd.	4,126
25,360	Hankook Tire Co. Ltd.	1,012,222
72	Hanmi Pharm Co. Ltd.(b)	1,458
2,520	Hanmi Semiconductor Co. Ltd.	13,490
250	Hanshin Construction	1,774
5,720	Hansol Chemical Co. Ltd.	84,018
2,020	Hanssem Co. Ltd.	40,693
33,385	Hanwha Chemical Corp.	869,158
35,410	Hanwha Corp.	1,242,768
3,780	Hanwha General Insurance Co. Ltd.(b)	27,479
5,023	Hanwha Securities Co.	22,774
770	Hanwha Timeworld Co. Ltd.	13,510
2,720	Hanyang Securities Co. Ltd.	15,158
9,828	Hite Jinro Co. Ltd.	224,188
4,676	HMC Investment Securities Co. Ltd.(b)	62,216
12,150	Hotel Shilla Co. Ltd.	408,795
45,548	Huchems Fine Chemical Corp.	939,595
3,050	Husteel Co. Ltd.	54,080
5,070	Hwa Shin Co. Ltd.	72,798
4,977	Hyosung Corp.	287,043
5,770	Hyundai BNG Steel Co. Ltd.(b)	72,925
1,530	Hyundai Corp.	40,655
5,065	Hyundai Department Store Co. Ltd.	726,197
18,510	Hyundai Development Co.	382,261
1,041	Hyundai Elevator Co. Ltd.	168,936
15,752	Hyundai Engineering & Construction Co. Ltd.	1,002,300
4,090	Hyundai Engineering Plastics Co. Ltd.	23,349
2,471	Hyundai Glovis Co. Ltd.	462,839
29,420	Hyundai H&S Co. Ltd.	395,696
15,170	Hyundai Hysco	587,222
13,730	Hyundai Marine & Fire Insurance Co. Ltd.	397,563
387	Hyundai Mipo Dockyard	42,057
26,421	Hyundai Securities Co.	227,372

Shares		Value

SOUTH KOREA (continued)
6,050	Il Dong Pharmaceutical Co. Ltd.	$39,920
803	Ilshin Spinning Co. Ltd.	62,065
266	Ilsung Pharmaceuticals Co. Ltd.	17,218
1,628	Ilyang Pharmaceutical Co. Ltd.	49,669
2,410	Inzi Controls Co. Ltd.	13,220
7,005	IS Dongseo Co. Ltd.	50,069
3,810	ISU Chemical Co. Ltd.	92,521
10,380	IsuPetasys Co. Ltd.	52,552
5,470	Jahwa Electronics Co. Ltd.	48,449
3,330	Jeil Pharmaceutical Co.	35,224
15,588	Jeonbuk Bank	70,490
2,850	Jinheung Mutual Savings Bank Co. Ltd.(b)	5,818
390	JS Cable Co. Ltd.	2,434
2,698	JW Pharmaceutical Corp.	41,345
24,810	Kangwon Land, Inc.	661,394
10,226	KC Tech Co. Ltd.	47,044
1,290	KCC Corp.	312,688
4,850	Keangnam Enterprises Ltd.(b)	36,841
458	KEPCO Engineering & Construction Co., Inc.	26,351
5,370	Keyang Electric Machinery Co. Ltd.	13,635
6,150	Kishin Corp.	25,784
3,766	KISWIRE Ltd.	149,316
2,472	Kiwoom Securities Co. Ltd.	130,861
780	KleanNara Co. Ltd.(b)	2,837
1,846	Kolon Corp.	41,361
7,440	Kolon Engineering & Construction Co. Ltd.(b)	32,379
5,741	Kolon Industries, Inc.	367,043
800	Korea Airport Service Co. Ltd.	23,366
3,220	Korea Electric Terminal Co. Ltd.	63,927
2,137	Korea Express Co. Ltd.(b)	145,726
590	Korea Gas Corp.	19,921
24,360	Korea Investment Holdings Co. Ltd.	809,175
8,010	Korea Kolmar Co. Ltd.	49,458
2,220	Korea Kumho Petrochemical Co.	376,233
21,930	Korea Life Insurance Co. Ltd.	122,515
1,564	Korea Petrochemical Industries Co. Ltd.	129,628
1,600	Korea United Pharm, Inc.	8,368
2,018	Korea Zinc Co. Ltd.	591,492
7,440	Korean Airlines Co. Ltd.	330,362
17,577	Korean Reinsurance Co.	236,402
18,380	KP Chemical Corp.	259,278
787	KPX Chemical Co. Ltd.	37,680
23,310	KTB Securities Co. Ltd.(b)	46,606
1,913	Kukdo Chemical Co. Ltd.	73,078
20,960	Kumho Investment Bank(b)	7,355
1,030	Kunsul Chemical Industrial Co. Ltd.	12,458
30,090	Kwang Dong Pharmaceutical Co. Ltd.	89,850

50

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

SOUTH KOREA (continued)
3,380	Kyeryong Construction Industrial Co. Ltd.	$44,581
302	Kyobo Securities Co.	1,323
77	Kyungbang Ltd.	6,483
17,150	Kyung-In Synthetic Corp.	39,127
6,160	LG Fashion Corp.	247,989
496	LG Hausys Ltd.	35,479
1,372	LG Household & Health Care Ltd.	619,645
6,784	LG International Corp.	299,523
11,910	LIG Insurance Co. Ltd.	253,530
2,710	Livart Furniture Co. Ltd.	18,814
497	Lotte Chilsung Beverage Co. Ltd.	557,966
536	Lotte Confectionary Co. Ltd.	838,126
6,810	Lotte Midopa Co. Ltd.	93,888
6,290	Lotte Non-Life Insurance Co. Ltd.(b)	33,882
406	Lotte Samkang Co. Ltd.	121,467
2,578	LS Corp.	183,487
2,821	LS Industrial Systems Co. Ltd.	138,564
39,012	Macquarie Korea Infrastructure Fund	179,181
9,189	Meritz Fire & Marine Insurance Co. Ltd.	86,953
86,760	Meritz Securities Co. Ltd.	54,714
22	Mi Chang Oil Industrial Co. Ltd.	927
19,700	Moorim P&P Co. Ltd.	100,581
7,820	Moorim Paper Co. Ltd.	19,672
8,590	Motonic Corp.	60,205
46	Namyang Dairy Products Co. Ltd.	32,412
2,740	National Plastic Co.	6,147
2,166	NCSoft Corp.	680,933
789	Nexen Corp.	52,751
8,210	Nexen Tire Corp.	138,266
12,239	NH Investment & Securities Co. Ltd.	54,762
6,790	NK Co. Ltd.	25,964
2,181	Nong Shim Co. Ltd.	427,382
799	Nong Shim Holdings Co. Ltd.	35,774
2,780	Noroo Holdings Co. Ltd.	17,721
5,249	OCI Co. Ltd.	1,077,277
10,404	OCI Materials Co. Ltd.	801,984
804	Orion Corp.	431,334
686	Ottogi Corp.	80,446
12,196	Poongsan Corp.	371,001
2,723	Poongsan Holdings Corp.	71,945
450	Pulmuone Holdings Co. Ltd.	13,699
3,300	Pusan City Gas Co. Ltd.	56,634
51,929	Pyeong Hwa Automotive Co. Ltd.	874,135
3,500	RNL Bio Co. Ltd.(b)	23,834
4,800	S&T Daewoo Co. Ltd.	144,303
9,961	S&T Dynamics Co. Ltd.	133,287
3,150	S&T Holdings Co. Ltd.	32,961
3,832	S1 Corp. Korea	199,430

Shares		Value

SOUTH KOREA (continued)
210	Saeron Automotive Corp.	$768
1,110	Sajo Industries Co. Ltd.	53,288
590	Sam Lip General Foods Co. Ltd.	6,283
2,930	Sam Yung Trading Co. Ltd.	15,117
2,193	Sambu Construction Co. Ltd.	11,030
480	Samchully Co. Ltd.	41,401
23,040	Samick Musical Instruments Co. Ltd.	35,019
4,310	Samick THK Co. Ltd.	31,699
5,671	Samjin Pharmaceutical Co. Ltd.	43,837
670	SamkwangGlass Co. Ltd.	41,063
4,567	Samsung Engineering Co. Ltd.	932,808
2,470	Samsung Fine Chemicals Co. Ltd.	118,505
23,480	Samsung Heavy Industries Co. Ltd.	716,336
11,262	Samsung SDI Co. Ltd.	1,356,614
8,549	Samsung Securities Co. Ltd.	441,743
1,993	Samsung Techwin Co. Ltd.	106,527
4,146	Samyang Corp.(c)(d)	302,663
1,040	Samyang Foods Co. Ltd.	20,840
647	Samyang Genex Co. Ltd.	39,867
10,570	Savezone I&C Corp.(b)	21,682
158,290	SBS Media Holdings Co. Ltd.(b)	646,290
6,460	Seah Besteel Corp.	327,440
485	Seah Holdings Corp.	55,634
1,408	Seah Steel Corp.	104,183
5,840	Sebang Co. Ltd.	75,728
9,440	Seegene, Inc.	606,934
5,490	Sejong Industrial Co. Ltd.	76,913
7,340	Seowon Co. Ltd.	28,944
13,610	Shin Poong Pharmaceutical Co. Ltd.	49,617
18,450	Shinsung Solar Energy Co. Ltd.	65,260
15,480	Shinwon Corp.	15,807
2,240	Shinyoung Securities Co. Ltd.	54,715
920	Silla Co. Ltd.	9,676
971	Sindo Co. Ltd.	43,489
3,755	SK Chemicals Co. Ltd.	240,226
1,489	SK Gas Co. Ltd.	98,063
19,698	SK Holdings Co. Ltd.	2,622,331
91,900	SK Networks Co. Ltd.	920,911
8,900	SKC Co. Ltd.	341,664
4,390	SL Corp.	102,270
5,310	Songwon Industrial Co. Ltd.	59,777
18,617	Soulbrain Co. Ltd.	625,592
9,930	Ssangyong Cement Industrial Co. Ltd.(b)	39,840
5,618	STX Corp. Co. Ltd.	71,126
4,620	STX Engine Co. Ltd.	79,848
34,580	STX Offshore & Shipbuilding Co. Ltd.	481,839
5,270	STX Pan Ocean Co. Ltd.	34,629
2,270	Suheung Capsule Co. Ltd.	30,253
1,940	Sung Jin Geotec Co. Ltd.(b)	19,354
214	Sunjin Co. Ltd.(b)	1,490

51

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

SOUTH KOREA (continued)
36	Sunjin Holdings Co. Ltd.(b)	$681
4,250	Tae Kyung Industrial Co. Ltd.	11,713
245	Taekwang Industrial Co. Ltd.	325,982
23,300	Taeyoung Engineering & Construction	123,598
16,710	Tailim Packaging Industrial Co. Ltd.	18,962
2,100	TCC Steel	10,193
300	Teems, Inc.(b)	2,947
10,260	Tong Yang Life Insurance	122,957
16,668	Tong Yang Major Corp.(b)	13,398
200	Tong Yang Moolsan Co. Ltd.	3,609
11,428	Tong Yang Securities, Inc.	47,926
1,420	TS Corp.	28,423
9,622	Unid Co. Ltd.	486,874
250	Union Steel	4,139
5,350	Whanin Pharmaceutical Co. Ltd.	29,504
61,970	Woongjin Chemical Co. Ltd.(b)	49,471
6,450	Woongjin Coway Co. Ltd.	222,196
6,940	Woongjin Holdings Co. Ltd.(b)	42,159
1,000	Woongjin Thinkbig Co. Ltd.	14,362
4,850	Woori Financial Co. Ltd.	62,660
13,820	Woori Investment & Securities Co. Ltd.	151,341
250	YESCO Co. Ltd.	5,473
6,970	Youlchon Chemical Co. Ltd.	52,212
345	Young Poong Corp.	357,601
4,952	Youngone Corp.	112,615
2,598	Youngone Holdings Co. Ltd.	99,485
1,184	Yuhan Corp.	130,035

		61,292,662

SPAIN — 0.5%
12,490	Abengoa SA	290,161
8,448	Acciona SA	798,839
37,960	Acerinox SA	502,368
1,811	Adolfo Dominguez SA(b)	14,716
1,556	Almirall SA	11,577
7,961	Amper SA(b)	24,002
3,330	Azkoyen SA(b)	7,806
23,368	Banco de Sabadell(c)(d)	19,886
35,523	Banco de Sabadell SA	127,413
6,405	Banco de Valencia SA(b)	7,818
26,428	Banco Espanol de Credito SA	156,482
67,058	Banco Pastor SA	315,003
30,827	Banco Popular Espanol SA	141,103
70,365	Bankinter SA	429,582
1,315	Baron de Ley(b)	79,210
18,045	Bolsas y Mercados Espanoles	516,802
20,024	Caja de Ahorros del Mediterraneo	38,730
7,792	Campofrio Food SA	66,215
5,568	Cementos Portland Valderrivas SA(b)	77,092
16,842	Cie Automotive SA(b)	139,236

Shares		Value

SPAIN (continued)
3,901	Codere SA(b)	$44,615
485	Construcciones y Auxiliar de Ferrocarriles SA	257,271
15,660	Deoleo SA(b)	7,876
4,347	Dinamia Capital Privado SA	25,117
87	Dinamia I-11 Shares(c)(d)	502
11,664	Duro Felguera SA	78,031
19,970	Ebro Puleva SA	404,682
158,336	EDP Renovaveis SA(b)	945,855
7,969	Elecnor SA(c)	108,095
82,978	Enagas	1,631,641
17,940	Ercros SA(b)	21,850
7,680	Faes Farma SA	15,728
262,032	Ferrovial SA	3,330,443
15,162	Fersa Energias Renovables SA(b)	16,936
12,842	Fluidra SA	42,775
11,255	Fomento de Construcciones y Contratas SA	291,373
43,796	Grifols SA(b)	814,276
31,966	Grupo Catalana Occidente SA	589,106
52,284	Grupo Empresarial Ence SA	154,978
27,092	Grupo Ezentis SA(b)	5,516
5,180	Grupo Tavex SA(b)	2,739
2,010	Iberpapel Gestion SA	37,367
2,317	Indra Sistemas SA	38,824
893	Inmobiliaria Colonial SA(b)	3,847
4,092	La Seda de Barcelona SA - Class B(b)	341
5,819	Laboratorios Farmaceuticos Rovi SA	41,813
471	Mediaset Espana Comunicacion SA	3,117
6,488	Melia Hotels International SA	47,565
2,067	Miquel y Costas	46,769
689	Miquel y Costas I-11 Shares(c)(d)	15,590
1	Natraceutical SA(b)	0
29,941	NH Hoteles SA(b)	146,517
34,034	Obrascon Huarte Lain SA	948,968
4,726	Papeles y Cartones de Europa SA	18,821
6,168	Pescanova SA	212,458
1,765	Prim SA	9,503
86,707	Prosegur Cia de Seguridad SA	4,310,871
27,657	Realia Business SA(b)	42,340
22,104	Red Electrica Corp. SA	1,064,822
1,098	Reyal Urbis SA(b)	921
50,556	Sacyr Vallehermoso SA	353,046
17,752	Service Point Solutions SA(b)	6,668
26,801	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	47,168
25,119	Solaria Energia y Medio Ambiente SA	51,698
9,564	Telecomunicaciones y Energia	19,457
3,405	Tubacex SA(b)	8,963

52

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

SPAIN (continued)
34,984	Tubos Reunidos SA(b)	$82,817
436	Unipapel SA	7,674
1,457	Vertice Trescientos Sesenta Grados(b)	312
8,410	Vidrala SA	236,170
15,581	Viscofan SA	598,257
7,537	Vocento SA(b)	20,099
2,295	Vueling Airlines SA(b)	16,197
21,901	Zardoya Otis SA	295,047
2,045	Zeltia SA(b)	4,683

		21,292,156

SWEDEN — 0.7%
13,070	AarhusKarlshamn AB	352,236
24,738	Acando AB	54,717
1,487	Active Biotech AB(b)	6,657
3,083	Addnode AB	13,905
2,555	AddTech AB - Class B	57,687
229,817	AF AB - B Shares(c)	3,871,532
5,143	Anoto Group AB(b)	2,213
2,127	Arise Windpower AB(b)	12,678
794	Atrium Ljungberg AB - B Shares	9,154
1,644	Avanza Bank Holding AB	43,830
8,149	Axfood AB	309,018
14,516	Axis Communications AB	322,456
4,907	B&B Tools AB - Class B	44,832
280	BE Group AB(b)	1,075
1,322	Beijer AB G&L - Class B	44,252
6,098	Beijer Alma AB	114,368
2,038	Beijer Electronics AB	19,231
11,117	Betsson AB(b)	261,702
17,184	Bilia AB - A Shares	250,124
48,248	Billerud AB	374,699
4,165	BioGaia AB - Class B	105,276
1,104	BioInvent International AB(b)	3,071
24,799	Biotage AB	19,941
1,759	Bjoern Borg AB(b)	10,364
1,867	Black Earth Farming Ltd.(b)	5,512
293,940	Boliden AB	4,178,771
23,579	Bure Equity AB(b)	69,552
11,928	Byggmax Group AB	55,809
5,298	Castellum AB	71,724
2,600	Catena AB	26,506
5,967	CDON Group AB(b)	30,175
6,345	Cision AB(b)	42,057
1,907	Clas Ohlson AB - Class B	23,391
10,828	Concordia Maritime AB - Class B	22,837
1,753	Connecta AB	18,543
3,954	CyberCom Group Europe AB	7,174
6,462	Duni AB	54,877
4,322	East Capital Explorer AB	34,813
30,878	Elekta AB - Class B	1,233,087
2,573	Enea AB(b)	9,814
6,827	Eniro AB(b)	10,548

Shares		Value

SWEDEN (continued)
6,206	Fabege AB	$53,268
741	Fagerhult AB	17,458
6,050	Fastighets AB Balder - Class B(b)	24,712
96,813	Getinge AB - Class B	2,511,434
2,985	Global Health Partner AB(b)	4,720
6,949	Gunnebo AB	28,028
15,931	Hakon Invest AB	222,725
6,349	Haldex AB	27,103
227,906	Hexagon AB - Class B	3,493,131
11,372	Hexpol AB	292,610
8,094	HIQ International AB(b)	35,736
440	HMS Networks AB	6,524
7,672	Hoganas AB - Class B	244,535
21,759	Holmen AB - Class B	615,661
7,179	Hufvudstaden AB	77,885
20,017	Husqvarna AB - Class A	102,056
44,945	Husqvarna AB - Class B	228,272
11,328	Industrial & Financial Systems - Class B	159,916
5,489	Indutrade AB	146,907
31,357	Intrum Justitia AB	514,490
39,593	JM AB	718,392
712	KappAhl Holding AB	1,546
169,866	Karo Bio AB(b)	27,693
6,105	Klovern AB	25,477
18,031	Know It AB	132,674
3,436	Kungsleden AB	26,273
2,706	Lagercrantz AB - Class B	19,991
4,690	Lindab International AB	28,954
31,173	Loomis AB - Class B	428,824
75,113	Lundin Petroleum AB(b)	1,833,119
100,014	Meda AB - Class A	1,017,821
4,303	Medivir AB - Class B(b)	59,165
7,277	Mekonomen AB	265,500
24,435	Micronic Laser Systems AB(b)	43,492
15,808	Modern Times Group AB - Class B	835,836
1,715	MQ Holding AB	5,575
900	NCC AB - Class A	16,387
39,737	NCC AB - Class B	728,285
2,159	Nederman Holding AB	32,016
3,937	Net Entertainment NE AB(b)	39,713
56,096	Net Insight AB - Class B(b)	20,834
49,418	New Wave Group AB - Class B	224,779
9,358	Nibe Industrier AB - Class B	139,839
35,158	Nobia AB(b)	152,064
8,614	Nolato AB - Class B	71,591
7,536	Nordic Mines AB(b)	62,294
8,208	Nordnet AB	22,576
6,243	Northland Resources SA(b)	9,144
224	Opcon AB(b)	94
993	ORC Software AB	9,056
5,718	Orexo AB(b)	24,960
86,344	PA Resources AB(b)	22,944
44,150	Peab AB	240,276

53

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

SWEDEN (continued)
50,315	Pricer AB - Class B	$91,707
1,152	Proact IT Group AB	25,175
23,300	Proffice AB - Class B	82,792
97,544	Ratos AB - Class B	1,297,411
4,226	ReadSoft AB - Class B	11,979
10,197	Rederi AB Transatlantic(b)	23,384
8,898	Rezidor Hotel Group AB(b)	32,138
49,500	RNB Retail and Brands AB(b)	22,023
36,090	Rottneros AB	12,684
22,865	Saab AB - Class B	440,404
115	Sagax AB	2,968
301	SAS AB(b)	498
2,211	Seco Tools AB - Class B	29,831
4,652	Sectra AB(b)	30,688
13,083	Securitas AB - Class B	119,216
5,584	SkiStar AB	80,630
7,692	SSAB AB - Class B	65,173
1,658	Studsvik AB(b)	8,848
8,924	Sweco AB - Class B	78,865
17,993	Swedish Match AB	621,297
21,190	Swedish Orphan Biovitrum AB(b)	51,821
2,770	Systemair AB	31,919
2,662	TradeDoubler AB(b)	11,794
41,239	Trelleborg AB - Class B	349,094
3,694	Vitrolife AB	25,315
8,602	Wallenstam AB - Class B	84,902
4,102	Wihlborgs Fastigheter AB	56,043

		31,983,162

SWITZERLAND — 1.4%
854	Acino Holding AG(b)	87,743
255	Actelion Ltd.(b)	9,446
1,180	Adecco SA(b)	56,672
564	Advanced Digital Broadcast Holdings SA(b)	7,648
314	Affichage Holding AG(b)	49,359
8,701	AFG Arbonia-Forster Holding(b)	199,798
280,000	Allied World Assurance Co. Holdings Ltd.	16,268,000
7,411	Allreal Holding AG(b)	1,192,411
27	Alpiq Holding AG	5,657
934	Also Holding AG(c)	49,484
70,135	Aryzta AG(e)	3,381,783
2,526	Ascom Holding AG	26,976
323	Autoneum Holding AG(b)	21,837
1,807	Bachem Holding AG - Class B	83,761
26,785	Baloise Holding AG	2,181,793
1,857	Bank Coop AG	134,702
12,814	Bank Sarasin & Compagnie AG - Class B	487,128
277	Banque Cantonale de Geneve(c)	61,288
2,108	Banque Cantonale Vaudoise	1,091,292

Shares		Value

SWITZERLAND (continued)
6	Banque Privee Edmond de Rothschild SA(c)	$165,813
728	Barry Callebaut AG(b)	690,225
2,881	Basler Kantonalbank	451,696
99	Belimo Holding AG	177,329
37	Bell Holding AG	75,854
752	Bellevue Group AG(b)	12,511
1,916	Berner Kantonalbank AG	538,886
344	BKW FMB Energie AG	15,552
551	Bobst Group AG(b)	11,016
959	Bossard Holding AG	115,615
3,886	Bucher Industries AG	670,857
1,281	Burckhardt Compression Holding AG	283,146
36	Carlo Gavazzi Holding AG	8,335
88	Centralschweizerische Kraftwerke AG	32,851
178	Cham Paper Holding AG(b)	30,724
131	Cicor Technologies(b)	5,603
893	Cie Financiere Tradition SA	77,509
80,593	Clariant AG(b)	872,748
1,178	Coltene Holding AG(b)	47,905
35	Conzzeta Holding AG	73,057
3,284	Daetwyler Holding AG	216,031
3,873	Dufry Group(b)	414,596
830	EFG International AG(b)	6,929
1,100	Emmi AG	220,288
2,683	EMS-Chemie Holding AG	473,084
4,343	Energiedienst Holding AG(b)(c)	256,845
12,621	Etrion Corp.(b)	7,239
2,933	Flughafen Zuerich AG	1,124,783
530	Forbo Holding AG(b)	250,465
1,617	Galenica AG	936,696
89,347	Gam Holding Ltd.(b)	1,068,178
196	Gategroup Holding AG(b)	6,653
8,060	Geberit AG(b)	1,650,668
3,379	Georg Fischer AG(b)	1,400,131
1,405	Givaudan SA(b)	1,277,874
360	Gurit Holding AG(b)	177,473
4,832	Helvetia Holdings AG	1,765,516
574	Huber & Suhner AG	30,841
4,861	Implenia AG(b)	114,643
249	Inficon Holding AG(b)	42,435
156,369	Informa Plc	908,043
128	Interroll Holding AG(b)	44,203
73	Intershop Holdings	26,673
161,862	Julius Baer Group Ltd.(b)	6,081,938
821	Kaba Holding AG - Class B	317,490
1,015	Kardex AG(b)	15,212
1,899	Komax Holding AG(b)	146,236
734	Kuoni Reisen Holding(b)	250,344
161	LEM Holding SA	69,798
1,026	LifeWatch AG(b)	3,674
15	Lindt & Spruengli AG	552,362
1,434	Luzerner Kantonalbank AG(b)	518,903
52	Metall Zug AG - Class B	197,534

54

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

SWITZERLAND (continued)
23,083	Meyer Burger Technology AG(b)	$552,524
20,313	Micronas Semiconductor Holding(b)	166,474
677	Mikron Holding AG(b)	4,696
9,148	Mobilezone Holding AG	95,827
3,918	Mobimo Holding AG(b)	982,949
117,608	OC Oerlikon Corp AG(b)	704,278
587	Orascom Development Holding AG(b)	12,984
417	Orell Fuessli Holding AG	50,538
5,885	Panalpina Welttransport Holding AG(b)	582,007
1,305	Partners Group Holding AG	244,119
409	Petroplus Holdings AG(b)	2,440
281	Phoenix Mecano AG	148,505
325	Precious Woods Holding AG(b)	4,301
3,798	PSP Swiss Property AG(b)	345,543
78	PubliGroupe SA	11,995
56	Rieter Holding AG(b)	11,651
154	Romande Energie Holding SA(c)	227,913
144	Schaffner Holding AG(b)	41,513
5,596	Schmolz & Bickenbach AG(b)	45,487
432	Schweiter Technologies AG	241,740
8,630	Schweizerishe National- Versicherungs-Gesellsschaft AG	302,284
588	Siegfried Holding AG(b)	59,939
894	Sika AG	1,752,077
4,650	Sonova Holding AG(b)	491,681
120	Sopracenerina STA Elettrica(c)	26,620
1,426	St. Galler Kantonalbank AG	619,555
308,724	STMicroelectronics NV	2,139,410
751	Straumann Holding AG	132,196
14,484	Sulzer AG	1,688,105
14,003	Swiss Life Holding AG(b)	1,719,811
161,767	Swisslog Holding AG(b)	131,981
2,762	Swissquote Group Holding SA	116,236
955	Tamedia AG(b)	116,382
3,570	Tecan Group AG(b)	225,054
5,714	Temenos Group AG(b)	108,675
4,883	Tornos Holding AG(b)	47,604
1,732	U-Blox AG(b)	75,772
1,446	Uster Technologies AG(b)	57,632
43	Valartis Group AG	757
4,767	Valiant Holding AG	659,938
2,865	Valora Holding AG	595,022
380	Vaudoise Assurances Holding SA - Class B	111,852
47	Vetropack Holding AG	88,040
19,476	Von Roll Holding AG(b)	68,324
19,524	Vontobel Holding AG	582,544
1,036	VZ Holding AG	118,181
3	Walliser Kantonalbank	2,677
390	Walter Meier AG - Class A	94,722

Shares		Value

SWITZERLAND (continued)
915	Ypsomed Holding AG(b)	$57,976
4,167	Zehnder Group AG	247,529
1,427	Zueblin Immobilien Holding AG(b)	4,884
31	Zuger Kantonalbank AG	176,191

		67,424,923

TAIWAN — 1.0%
149,497	Action Electronics Co. Ltd.	44,905
16,000	Adlink Technology, Inc.	17,763
54,060	Advancetek Enterprise Co. Ltd.	43,557
79,637	Advantech Co. Ltd.	216,741
52,027	AGV Products Corp.(b)	17,587
123,000	Alpha Networks, Inc.	82,892
53,215	Altek Corp.	49,186
120,000	Ambassador Hotel (The)	144,379
18,000	AMPOC Far-East Co. Ltd.	13,343
108,829	AmTRAN Technology Co. Ltd.	63,581
22,000	Apex Biotechnology Corp.	47,620
34,320	Apex Science & Engineering	10,205
81,000	Arima Communications Corp.(b)	56,586
12,250	Arima Optoelectronics Corp.(b)	2,068
117,500	Asia Polymer Corp.	159,064
98,214	Asia Vital Components Co. Ltd.	67,571
9,000	ASROCK, Inc.	28,722
11,000	Aten International Co. Ltd.	20,187
56,000	Audix Corp.	52,619
19,000	Aurora Corp.	30,791
47,000	Aurora Systems Corp.	57,783
13,000	AV Tech Corp.	38,625
19,270	Avermedia Technologies, Inc.	16,632
17,850	Awea Mechantronic Co. Ltd.	15,978
157,595	Bank of Kaohsiung	50,817
1,293,350	BES Engineering Corp.	360,001
62,000	C Sun Manufacturing Ltd.	42,692
76,659	Cameo Communications, Inc.	24,193
228,781	Capital Securities Corp.	87,873
81,000	Career Technology Manufacturing Co. Ltd.	125,161
117,000	Carnival Industrial Corp.(b)	34,923
146,400	Catcher Technology Co. Ltd.	815,669
7,000	Cathay Chemical Works	2,555
226,000	Cathay No. 1 REIT	97,768
23,000	Cathay No. 2 REIT	9,496
38,000	Central Reinsurance Co. Ltd.	18,203
47,000	ChainQui Construction Development Co. Ltd.	32,000
9,000	Chang Wah Electromaterials, Inc.	22,593
127,000	Charoen Pokphand Enterprise	63,893
811,920	Cheng Loong Corp.	317,964
168,117	Cheng Uei Precision Industry Co. Ltd.	377,744
19,000	Chenming Mold Industry Corp.	16,166
369,572	Chia Hsin Cement Corp.	182,161

55

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

TAIWAN (continued)
193,456	Chicony Electronics Co. Ltd.	$323,264
120,120	Chien Kuo Construction Co. Ltd.	61,751
227,418	China Airlines Ltd.	114,420
47,000	China Chemical & Pharmaceutical Co. Ltd.	30,548
14,000	China Ecotek Corp.	26,699
253,000	China General Plastics Corp.(b)	70,962
22,000	China Glaze Co. Ltd.	11,191
13,000	China Hi-Ment Corp.	17,449
695,530	China Life Insurance Co. Ltd.	770,892
1,005,505	China Manmade Fibers Corp.(b)	355,942
40,195	China Metal Products	32,214
521,391	China Motor Corp.	498,412
749,686	China Petrochemical Development Corp.	870,617
220,114	China Steel Chemical Corp.	1,035,979
77,000	China Steel Structure Co. Ltd.	71,645
194,616	China Synthetic Rubber Corp.	168,454
96,000	China Wire & Cable Co. Ltd.(b)	30,019
59,883	Chin-Poon Industrial Co.	38,038
17,400	Chong Hong Construction Co.	40,501
35,876	Chroma ATE, Inc.	71,580
92,000	Chun Yu Works & Co. Ltd.(b)	29,440
332,137	Chun Yuan Steel	137,976
79,000	Chung Hsin Electric & Machinery Manufacturing Corp.	41,098
80,339	Chung Hung Steel Corp.	27,616
198,240	Chung HWA Pulp Corp.	72,406
141,916	Clevo Co.	248,393
717,000	CMC Magnetics Corp.(b)	142,566
127,182	Collins Co. Ltd.	62,697
87,150	Compal Communications, Inc.	124,494
810,000	Compeq Manufacturing Co.(b)	318,768
163,689	Continental Holdings Corp.	57,992
10,000	Cosmos Bank Taiwan(b)	1,923
290,000	CSBC Corp. Taiwan	241,095
203,838	CTCI Corp.	259,356
15,460	CyberTAN Technology, Inc.	15,414
76,000	DA CIN Construction Co. Ltd.	44,886
64,903	Delpha Construction Co. Ltd.	21,915
17,000	DFI, Inc.	13,691
63,712	D-Link Corp.	51,232
41,155	Dynamic Electronics Co. Ltd.	16,500
2,923,012	E.Sun Financial Holding Co. Ltd.	1,456,755
75,334	Eclat Textile Co. Ltd.	116,222
11,000	Edom Technology Co. Ltd.	3,372
34,320	Elan Microelectronics Corp.	34,093
14,000	E-Life Mall Corp.	23,644
21,000	Elite Advanced Laser Corp.	35,125
27,967	Elite Material Co. Ltd.	21,844
31,789	Elitegroup Computer Systems Co. Ltd.(b)	7,806

Shares		Value

TAIWAN (continued)
160,000	Entie Commercial Bank	$62,907
75,000	Epistar Corp.	138,861
210,492	Eternal Chemical Co. Ltd.	172,822
676,609	Eva Airways Corp.	489,461
148,000	Evergreen International Storage & Transport Corp.	88,268
252,197	Evergreen Marine Corp. Taiwan Ltd.	138,271
184,900	Everlight Chemical Industrial Corp.	114,982
20,643	Everlight Electronics Co. Ltd.	38,176
1,000	Everspring Industry Co.(b)	238
3,000	Excel Cell Electronic Co. Ltd.	1,179
53,976	Excelsior Medical Co. Ltd.	110,447
374,222	Far Eastern Department Stores Co. Ltd.	572,155
963,894	Far Eastern International Bank	401,143
16,797	Faraday Technology Corp.	15,195
43,000	Farglory F T Z Investment Holding Co. Ltd.(b)	26,830
272,274	Federal Corp.	142,728
182,320	Feng Hsin Iron & Steel Co.	306,604
35,154	Feng TAY Enterprise Co. Ltd.	30,470
91,000	First Copper Technology Co. Ltd.	28,437
49,442	First Hotel	36,330
119,000	First Insurance Co. Ltd.	57,571
63,079	First Steamship Co. Ltd.	105,798
52,351	FLEXium Interconnect, Inc.	136,325
6,929	Flytech Technology Co. Ltd.	13,268
46,761	Forhouse Corp.	26,417
2,000	Formosa Advanced Technologies Co. Ltd.	1,835
10,000	Formosa Epitaxy, Inc.	6,269
9,774	Formosa International Hotels Corp.	142,853
46,800	Formosa Oilseed Processing	21,104
729,000	Formosa Taffeta Co. Ltd.	673,539
347,000	Formosan Rubber Group, Inc.	248,786
170,571	Formosan Union Chemical	106,541
33,000	Fortune Electric Co. Ltd.	17,464
61,850	Founding Construction & Development Co. Ltd.	40,660
86,000	Froch Enterprise Co. Ltd.(b)	36,969
100,022	FSP Technology, Inc.	82,697
48,000	FU I Industrial	18,865
35,000	Fubon No 1 REIT	15,876
89,000	Fubon No 2 REIT	33,816
57,800	Fullerton Technology Co. Ltd.	53,109
107,890	Fwusow Industry Co. Ltd.	62,307
34,700	Gamma Optical Co. Ltd.(b)	8,839
5,101	Gemtek Technology Corp.	4,819
73,657	Genesis Photonics, Inc.(b)	105,055
11,000	Genius Electronic Optical Co. Ltd.	81,057
5,498	GeoVision, Inc.	18,154
341,000	Getac Technology Corp.	187,111

56

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

TAIWAN (continued)
292,143	Giant Manufacturing Co. Ltd.	$1,130,469
29,000	Giantplus Technology Co. Ltd.(b)	9,054
61,000	Giga Solar Materials Corp.	603,203
106,781	Gigabyte Technology Co. Ltd.	86,501
13,275	Gigastorage Corp.	8,784
6,297	Gintech Energy Corp.	7,845
102,000	Globe Union Industrial Corp.	62,293
293,770	Gold Circuit Electronics Ltd.	81,583
227,852	Goldsun Development & Construction Co. Ltd.	103,768
18,000	Good Will Instrument Co. Ltd.	13,273
886,000	Grand Pacific Petrochemical	437,524
19,000	Grape King Industrial Co.	28,377
59,000	Great China Metal Industry	65,349
66,000	Great Taipei Gas Co. Ltd.	39,153
155,342	Great Wall Enterprise Co. Ltd.	158,195
91,140	Greatek Electonics, Inc.	61,950
24,717	Green Energy Technology, Inc.	24,523
17,000	GTM Corp.	8,647
24,214	Hannstar Board Corp.(b)	10,828
15,115	HannsTouch Solution, Inc.(b)	3,784
13,259	Harvatek Corp.	7,568
168,000	Hey Song Corp.	166,957
181,485	Highwealth Construction Corp.	313,889
31,620	Hitron Technology, Inc.	18,218
86,000	Hiwin Technologies Corp.	777,464
254,866	Ho Tung Chemical Corp.(b)	142,954
139,000	Hocheng Group Corp.(b)	41,141
45,320	Hold-Key Electric Wire & Cable Co. Ltd.	16,968
28,800	Holiday Entertainment Co. Ltd.	40,823
26,135	Holy Stone Enterprise Co. Ltd.	24,171
17,000	Hong Ho Precision Textile Co.(b)	8,701
73,000	Hotai Motor Co. Ltd.	317,579
166,678	Hsin Kuang Steel Co. Ltd.	119,465
63,326	Hsing TA Cement Co.	22,726
316,000	HUA ENG Wire & Cable Co., Ltd.	90,695
13,215	Huaku Development Co. Ltd.	31,027
39,000	Huang Hsiang Construction Co.	82,375
138,514	Hung Poo Real Estate Development Corp.	116,849
78,000	Hwa Fong Rubber Co. Ltd.(b)	19,817
118,341	Ichia Technologies, Inc.(b)	69,691
51,000	I-Chiun Precision Industry Co. Ltd.	25,531
95,000	ICP Electronics, Inc.	132,447
579,860	Inventec Co. Ltd.	208,390
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	29,923
3,075	Johnson Health Tech Co. Ltd.	6,471
44,000	Kang Na Hsiung Enterprise Co. Ltd.	23,303
35,000	Kaulin Manufacturing Co. Ltd.	27,328
134,823	KEE TAI Properties Co. Ltd.	68,425

Shares		Value

TAIWAN (continued)
167,088	Kenda Rubber Industrial Co. Ltd.	$192,803
87,000	Kerry TJ Logistics Co. Ltd.	91,696
5,250	Kian Shen Corp.	8,642
217,000	Kindom Construction Co.	141,655
111,000	King Slide Works Co. Ltd.	476,698
222,184	King Yuan Electronics Co. Ltd.	85,535
555,185	King’s Town Bank(b)	344,670
47,174	King’s Town Construction Co. Ltd.	34,097
47,000	Kinik Co.	64,608
37,000	Kinko Optical Co. Ltd.	48,937
86,343	Kinpo Electronics, Inc.	22,102
102,000	Kinsus Interconnect Technology Corp.	352,288
16,328	KS Terminals, Inc.	10,956
16,000	Kung Long Batteries Industrial Co. Ltd.	23,010
183,000	Kuoyang Construction Co. Ltd.(b)	78,955
238,800	Kwong Fong Industries	80,393
62,000	L&K Engineering Co. Ltd.	52,364
125,280	LAN FA Textile	47,103
59,484	LCY Chemical Corp.	100,703
4,828	Leader Electronics, Inc.	1,626
274,185	Lealea Enterprise Co. Ltd.	104,427
21,826	Ledtech Electronics Corp.	10,770
33,000	Leofoo Development Co. Ltd.(b)	21,720
64,415	Les Enphants Co. Ltd.	70,274
301,600	Li Peng Enterprise Co. Ltd.	102,560
25,750	Lian HWA Food Corp.	34,145
446,362	Lien Hwa Industrial Corp.	275,076
235,000	Lingsen Precision Industries Ltd.	119,967
98,090	LITE-ON IT Corp.	91,716
40,000	Lite-On Semiconductor Corp.	20,846
3,994	Lite-On Technology Corp.	3,769
179,000	Long Bon International Co. Ltd.	64,483
249,547	Long Chen Paper Co. Ltd.	77,567
1,451	Lotes Co. Ltd.	4,131
69,000	Lucky Cement Corp.(b)	14,064
28,127	Lumax International Corp. Ltd.	64,343
437,385	Macronix International	165,276
27,000	Makalot Industrial Co. Ltd.	61,012
67,000	Marketech International Corp	43,363
411,000	Masterlink Securities Corp.	147,627
64,152	Mayer Steel Pipe Corp.	33,171
9,000	Maywufa Co. Ltd.	4,016
82,000	Meiloon Industrial Co. Ltd.	32,316
130,154	Mercuries & Associates Ltd.	138,313
44,000	Merida Industry Co. Ltd.	105,451
9,849	Merry Electronics Co. Ltd.	11,771
115,404	Micro-Star International Co. Ltd.	51,442
64,000	MIN AIK Technology Co. Ltd.	120,812

57

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

TAIWAN (continued)
53,000	Mirle Automation Corp.	$41,835
258,000	Mitac International Corp.	91,820
4,000	Nak Sealing Technologies Corp.	6,495
141,370	Nan Kang Rubber Tire Co. Ltd.	243,957
23,383	Nan Ya Printed Circuit Board Corp.	68,040
95,145	Nantex Industry Co. Ltd.	83,214
127,872	Nanya Technology Corp.(b)	12,607
32,000	National Petroleum Co. Ltd.	33,766
3,168	New Asia Construction & Development Corp.	1,008
23,499	Nichidenbo Corp.	20,398
80,932	Nien Hsing Textile Co. Ltd.	57,569
34,000	Ocean Plastics Co. Ltd.(b)	21,601
195,000	Oriental Union Chemical Corp.	254,636
199,000	Pacific Hospital Supply Co. Ltd.	651,188
96,453	Pan Jit International, Inc.	52,566
53,086	Pan-International Industrial	53,224
98,746	Phihong Technology Co. Ltd.	129,454
16,000	Phytohealth Corp.(b)	20,455
201,715	Pou Chen Corp.	155,060
13,000	Powertech Industrial Co. Ltd.	9,694
6,200	Powertech Technology, Inc.	15,094
586,221	President Securities Corp.	299,970
305,555	Prince Housing & Development Corp.	222,372
121,000	Prodisc Technology, Inc.(b)(c)(d)	688
26,000	Promate Electronic Co. Ltd.	15,881
428,520	Qisda Corp.	117,091
136,000	Quintain Steel Co. Ltd.(b)	36,464
143,283	Radiant Opto-Electronics Corp.	421,161
345,211	Radium Life Tech Co. Ltd.	310,531
40,021	Realtek Semiconductor Corp.	66,664
83,070	Rechi Precision Co. Ltd.	64,539
37,000	Rexon Industrial Corp. Ltd.(b)	5,715
11,370	Richtek Technology Corp.	57,166
440,398	Ritek Corp.(b)	84,460
170,000	Ruentex Development Co. Ltd.	202,575
129,472	Ruentex Industries Ltd.	260,565
150,335	Sampo Corp.	40,534
30,705	San Fang Chemical Industry Co. Ltd.	24,685
702,080	Sanyang Industrial Co. Ltd.	417,148
21,000	Sanyo Electric Taiwan Co. Ltd.	19,043
37,000	Sercomm Corp.	39,785
20,000	Sesoda Corp.	21,400
33,000	Sheng Yu Steel Co. Ltd.	21,004
16,360	ShenMao Technology, Inc.	21,311
108,000	Shihlin Electric & Engineering Corp.	112,207
32,000	Shihlin Paper Corp.(b)	53,492
5,172,000	Shin Kong Financial Holding Co. Ltd.(b)	1,610,912
85,000	Shin Kong No.1 REIT	29,547

Shares		Value

TAIWAN (continued)
57,565	Shining Building Business Co. Ltd.(b)	$59,879
119,000	Shinkong Insurance Co. Ltd.	68,507
593,309	Shinkong Synthetic Fibers Corp.	185,621
79,000	Shinkong Textile Co. Ltd.	101,605
44,000	Shuttle, Inc.(b)	14,068
95,000	Sigurd Microelectronics Corp.	67,052
97,000	Siliconware Precision Industries Co.	99,577
120	Silitech Technology Corp.	324
85,000	Sinbon Electronics Co. Ltd.	57,248
75,170	Sincere Navigation	68,366
107,000	Sinon Corp.	42,243
2,004,698	SinoPac Financial Holdings Co. Ltd.	649,009
12,000	Sinphar Pharmaceutical Co. Ltd.	10,545
43,815	Sinyi Realty Co.	60,090
50,000	Solomon Technology Corp.	16,598
132,000	Southeast Cement Co. Ltd.	46,602
8,560	Standard Chemical & Pharmaceutical Corp.	7,038
61,812	Standard Foods Corp.	201,008
16,000	Stark Technology, Inc.	14,574
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	19,545
82,399	Sunplus Technology Co. Ltd.	33,033
24,000	Sunspring Metal Corp.	23,362
48,000	Supreme Electronics Co. Ltd.	28,246
83,980	Sweeten Construction Co. Ltd.	43,768
40,000	Synnex Technology International Corp.	98,051
132,111	TA Chen Stainless Pipe Co. Ltd.(b)	67,840
382,200	TA Chong Bank Co. Ltd.(b)	110,027
409,340	Ta Ya Electric Wire & Cable	109,518
70,000	Tah Hsin Industrial Co. Ltd.	68,572
36,743	TA-I Technology Co. Ltd.	25,954
361,069	Taichung Commercial Bank(b)	121,507
78,000	Tainan Enterprises Co. Ltd.	94,825
909,037	Tainan Spinning Co. Ltd.	401,589
1,613,210	Taishin Financial Holding Co. Ltd.	683,062
69,628	Taisun Enterprise Co. Ltd.	37,535
160,880	Taita Chemical Co. Ltd.	69,450
12,000	Taiwan Acceptance Corp.	23,366
2,405,873	Taiwan Business Bank(b)	785,662
137,088	Taiwan Cogeneration Corp.	88,234
103,320	Taiwan Fire & Marine Insurance Co.	77,934
65,000	Taiwan FU Hsing Industrial Co. Ltd.	37,606
310,262	Taiwan Glass Industrial Corp.	381,729
71,468	Taiwan Hon Chuan Enterprise Co. Ltd.	154,150

58

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

TAIWAN (continued)
205,110	Taiwan Land Development Corp.(b)	$81,067
35,958	Taiwan Life Insurance Co. Ltd.	26,366
92,150	Taiwan Mask Corp.	32,713
82,544	Taiwan Navigation Co. Ltd.	80,116
177,600	Taiwan Paiho Ltd.	133,535
37,120	Taiwan Pulp & Paper Corp.	13,782
18,360	Taiwan Sakura Corp.	10,620
86,117	Taiwan Secom Co. Ltd.	155,387
101,000	Taiwan Sogo Shin Kong Security Co. Ltd.	86,638
18,469	Taiwan TEA Corp.	9,738
95,000	Taiyen Biotech Co. Ltd.	81,803
597,634	Tatung Co. Ltd.(b)	210,420
11,652	Teapo Electronic Corp.(b)	1,942
1,553,000	Teco Electric and Machinery Co. Ltd.	906,028
10,000	Tecom Co. Ltd.(b)	807
13,000	Ten Ren Tea Co. Ltd.	21,558
59,049	Thye Ming Industrial Co, Ltd.	61,348
513,100	Ton Yi Industrial Corp.	261,122
28,520	Tong Yang Industry Co. Ltd.	27,400
76,600	Tong-Tai Machine & Tool Co. Ltd.	70,137
71,939	Topco Scientific Co. Ltd.	104,225
29,722	Topoint Technology Co. Ltd.	21,187
24,137	Transcend Information, Inc.	56,358
41,000	Trident REIT	22,736
18,122	Tripod Technology Corp.	47,147
36,988	Tsann Kuen Enterprise Co. Ltd.	79,153
152,548	TSRC Corp.	396,043
22,000	TTET Union Corp.	35,707
560,315	Tung Ho Steel Enterprise Corp.	502,219
1,815	TXC Corp.	2,136
47,792	TYC Brother Industrial Co. Ltd.(b)	21,003
251,303	Tycoons Group Enterprise(b)	59,132
29,400	TZE Shin International Co. Ltd.(b)	10,234
26,000	U-Ming Marine Transport Corp.	40,997
223,288	Unimicron Technology Corp.	289,927
277,071	Union Bank of Taiwan(b)	93,616
40,000	Union Insurance Co. Ltd.(b)	20,026
179,037	Unitech Printed Circuit Board Corp.	83,346
134,000	United Integrated Services Co. Ltd.	134,490
19,196	Unity Opto Technology Co. Ltd.	15,326
283,000	Universal Cement Corp.	141,551
40,000	Universal Microelectronics Co. Ltd.	12,188
110,416	Unizyx Holding Corp.	72,947
158,676	UPC Technology Corp.	79,712
238,554	USI Corp.	254,641
9,000	U-Tech Media Corp.	1,811
56,800	Ve Wong Corp.	41,376

Shares		Value

TAIWAN (continued)
7,349	Via Technologies, Inc.(b)	$5,607
117,000	Wah Lee Industrial Corp.	156,337
871,000	Walsin Lihwa Corp.	292,174
26,947	Walsin Technology Corp.	8,373
195,300	Wan Hai Lines Ltd.	101,375
863,333	Waterland Financial Holdings	316,952
114,000	Wei Chuan Food Corp.	127,177
65,100	Weikeng Industrial Co. Ltd.	47,630
15,606	Well Shin Technology Co. Ltd.	18,363
50,000	Weltrend Semiconductor, Inc.	29,379
884,977	Winbond Electronics Corp.(b)	165,289
329,673	Wintek Corp.	251,966
12,885	Wistron Corp.	14,912
80,068	Wistron NeWeb Corp.	188,991
575,865	WPG Holdings Co. Ltd.	695,359
107,136	WT Microelectronics Co. Ltd.	146,500
95,000	WUS Printed Circuit Co. Ltd.(b)	47,627
170,000	Yageo Corp.	51,209
1,163,600	Yang Ming Marine Transport Corp.	479,479
67,764	Yem Chio Co. Ltd.	58,691
211,077	Yeun Chyang Industrial Co. Ltd.	132,207
118,158	Yi Jinn Industrial Co. Ltd.	32,757
303,527	Yieh Phui Enterprise Co. Ltd.	101,273
419,267	Yuanta Financial Holding Co. Ltd.(b)	239,002
431,624	Yuen Foong Yu Paper Manufacturing Co. Ltd.	175,436
352,000	Yulon Motor Co. Ltd.	740,629
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	41,340
61,000	YungShin Global Holding Corp.	93,817
130,000	Yungtay Engineering Co. Ltd.	210,150
92,000	Zenitron Corp.	60,380
200,801	Zig Sheng Industrial Co. Ltd.	97,985
169	Zinwell Corp.	208
4,000	Zippy Technology Corp.	2,917

		49,619,391

THAILAND — 0.3%
76,300	AJ Plast Public Co. Ltd.(c)	39,701
272,500	Amata Corp. Public Co. Ltd. - FOR(c)	96,593
413,880	Asian Property Development Public Co. Ltd. - FOR(c)	61,106
179,700	Asian Property Development Public Co. Ltd. - NVDR	26,285
404,300	Bangchak Petroleum Public Co. Ltd. - FOR(c)	228,775
6,500	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR(c)	2,198
4,101,400	Bangkok Chain Hospital Public Co. Ltd. - FOR(c)	840,287
133,600	Bangkok Dusit Medical Services Public Co. Ltd. - FOR(c)	293,268

59

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

THAILAND (continued)
1,502,800	Bangkok Expressway Public Co. Ltd. - FOR(c)	$801,493
22,000	Bangkok Insurance Public Co. Ltd. - FOR(c)	145,236
195,700	BEC World Public Co. Ltd. - FOR(c)	238,659
19,000	Big C Supercenter Public Co. Ltd. - FOR(c)	68,276
62,700	Bumrungrad Hospital Public Co. Ltd. - FOR(c)	81,051
1,158,900	CalComp Electronics Public Co. Ltd. - FOR(c)	88,943
64,000	Central Pattana Public Co. Ltd. - FOR(c)	67,642
261,400	Central Plaza Hotel Public Co. Ltd. - FOR(c)	69,707
316,500	CH Karnchang Public Co. Ltd. - FOR(c)	66,388
2,100	Charoong Thai Wire & Cable Public Co. Ltd. - FOR(c)	478
307,400	Delta Electronics Thai Public Co. Ltd. - FOR(c)	185,940
413,100	Dynasty Ceramic Public Co. Ltd. - FOR(c)	738,878
1,447,400	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(c)	263,592
52,000	Electricity Generating Public Co. Ltd. - FOR(c)	142,049
5,120,400	G J Steel Public Co. Ltd. - FOR(b)(c)	39,132
1,289,700	G Steel Public Co. Ltd. - FOR(b)(c)	15,518
143,500	GFPT Public Co. Ltd. - FOR(c)	43,399
135,200	Glow Energy Public Co. Ltd. - FOR(c)	235,226
233,500	Hana Microelectronics Public Co. Ltd. - FOR(c)	126,052
1,785,800	Hemaraj Land and Development Public Co. Ltd. - FOR(c)	119,634
973,037	Home Product Center Public Co. Ltd. - FOR(c)	292,702
63,100	ICC International Public Co. Ltd. - FOR(c)	90,802
2,285,000	IRPC Public Co. Ltd. - FOR(c)	285,346
664,100	Italian-Thai Development Public Co. Ltd. - FOR(c)	80,340
930,500	Jasmine International Public Co. Ltd. - FOR(c)	51,442
126,400	KGI Securities Thailand Public Co. Ltd. - FOR(c)	6,577
155,100	Khon Kaen Sugar Industry Public Co. Ltd.(c)	59,014
81,600	Kiatnakin Bank Public Co. Ltd. - FOR(c)	73,639
225,100	Land and Houses Public Co. Ltd. - FOR	41,475

Shares		Value

THAILAND (continued)
452,800	Land and Houses Public Co. Ltd. - NVDR	$83,106
14,600	Lanna Resources Public Co. Ltd.(c)	10,968
400,600	Loxley Public Co. Ltd. - FOR(c)	36,477
85,600	Major Cineplex Group Public Co. Ltd. - FOR(c)	33,683
36,900	MBK Public Co. Ltd. - FOR(c)	105,599
71,100	MCOT Public Co. Ltd. - FOR(c)	58,383
77,000	MCS Steel Public Co. Ltd. - FOR(c)	20,283
130,700	Minor International Public Co. Ltd. - FOR(c)	44,629
1,198,700	Polyplex Public Co. Ltd. - FOR(c)	596,426
240,500	Precious Shipping Public Co. Ltd. - FOR(c)	113,407
154,550	PTT Global Chemical Public Co. Ltd. - FOR(b)(c)	329,204
118,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR(c)	159,232
153,900	Robinson Department Store Public Co. Ltd. - FOR(c)	165,161
28,500	Rojana Industrial Park Public Co. Ltd. - FOR(c)	6,024
69,300	Saha-Union Public Co. Ltd. - FOR(c)	60,285
426,400	Sahaviriya Steel Industries Public Co. Ltd. - FOR(b)(c)	9,429
276,600	Samart Corp. Public Co. Ltd. - FOR(c)	64,765
35,700	Samart Telcoms Public Co. Ltd. - FOR(c)	12,074
1,921,500	Sansiri Public Co. Ltd. - FOR(c)	66,862
168,500	SC Asset Corp. Public Co. Ltd. - FOR(c)	52,057
15,100	Siam City Cement Public Co. Ltd. - FOR(c)	115,398
32,800	Siam Future Development Public Co. Ltd. - FOR(c)	6,453
23,300	Siam Makro Public Co. Ltd. - FOR(c)	157,607
44,000	SNC Former Public Co. Ltd. - FOR(c)	28,904
74,254	Somboon Advance Technology Public Co. Ltd. - FOR(c)	42,017
7,700	STP & I Public Co. Ltd. - FOR(c)	5,108
263,800	Supalai Public Co. Ltd. - FOR(c)	107,236
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(b)(c)	36,351
22,200	Thai Carbon Black Public Co. Ltd. - FOR(c)	17,327
15,000	Thai Central Chemical Public Co. Ltd. - FOR(c)	7,024

60

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

THAILAND (continued)
176,000	Thai Plastic & Chemical Public Co. Ltd. - FOR(c)	$132,787
18,200	Thai Stanley Electric Public Co. Ltd. - FOR(c)	84,046
167,265	Thai Union Frozen Products Public Co. Ltd. - FOR(c)	288,294
8,900	Thai Vegetable Oil Public Co. Ltd. - FOR(c)	4,833
204,400	Thaicom Public Co. Ltd. - FOR(b)(c)	55,171
425,100	Thanachart Capital Public Co. Ltd. - FOR(c)	341,462
191,760	Thoresen Thai Agencies Public Co. Ltd. - FOR(c)	92,918
132,200	Ticon Industrial Connection Public Co. Ltd.	45,141
2,010,700	Ticon Industrial Connection Public Co. Ltd. - FOR(c)	686,580
18,500	Tipco Asphalt Public Co. Ltd. - FOR(b)(c)	31,886
195,000	Tisco Financial Group Public Co. Ltd. - FOR(c)	218,780
5,285,900	TMB Bank Public Co. Ltd.(c)	235,502
172,900	Total Access Communication Public Co. Ltd. - FOR(c)	416,085
600,000	TPI Polene Public Co. Ltd. - FOR(c)	251,707
1,863,445	True Corp. Public Co. Ltd. - FOR(b)(c)	172,104
256,900	Vinythai Public Co. Ltd. - FOR(c)	119,469

		11,835,087

TURKEY — 0.1%
2,233	Adana Cimento Sanayii T.A.S. -Class A	5,046
84,071	Advansa Sasa Polyester Sanayi AS(b)	74,827
13,070	Akcansa Cimento AS	49,471
38,378	Akenerji Elektrik Uretim AS - Placement Shares(b)	60,774
8,242	Akfen Holding AS(b)	43,434
325	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT(b)	3,634
61,656	Aksa Akrilik Kimya Sanayii	158,378
73,605	Aksigorta AS(b)	60,774
1	Alarko Holding AS	1
13,283	Altinyildiz Mensucat Ve Konfeksiyon Fabrikalari AS	139,308
1	Anadolu Cam Sanayii AS	1
31,143	Anadolu Hayat Emeklilik AS	53,188
2	Anadolu Sigorta	1
18,756	Arcelik AS	71,867
88,530	Asya Katilim Bankasi AS(b)	94,744
46,890	Aygaz AS	254,972
227	Bagfas Bandirma Gubre Fabrik	21,477
749	Baticim Bati Anadolu Cimento Sanayii AS	2,750

Shares		Value

TURKEY (continued)
0	Bolu Cimento Sanayii AS	$0
2,472	Borusan Mannesmann Boru Sanayi(b)	37,819
514	Brisa Bridgestone Sabanci Sanayi Ve Ticaret AS	43,105
572	BSH Ev Aletleri Sanayi Ve Ticaret AS(b)	29,663
16,881	Bursa Cimento Fabrikasi AS	43,338
35,840	Celebi Hava Servisi AS	390,460
29,087	Cimsa Cimento Sanayi Ve Ticaret AS	125,718
19,705	Coca-Cola Icecek AS	265,750
11,012	Deva Holding AS(b)	13,746
259,431	Dogan Sirketler Grubu Holdings(b)	95,056
5,064	Dogan Yayin Holding(b)	1,885
55,895	Dogus Otomotiv Servis Ve Ticaret AS(b)	120,124
144,670	EIS Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	177,162
1	Eregli Demir Ve Celik Fabrikalari TAS	2
17,827	Ford Otomotiv Sanayi AS	129,593
66,324	Gentas Genel Metal Sanayi Ve Ticaret AS	62,485
19,096	Global Yatirim Holding AS(b)	11,835
276	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	9,244
2,500	Goodyear Lastikleri Turk AS	74,859
5,477	GSD Holding AS(b)	2,189
5,261	Gubre Fabrikalari TAS(b)	36,029
9,201	Hurriyet Gazetecilik AS(b)	4,772
88,602	Ihlas Holding AS(b)	42,949
36,256	Ipek Dogal Enerji Kaynaklari Ve Uretim AS(b)	68,133
31,587	IS Finansal Kiralama AS(b)	18,101
8,296	IS Yatirim Menkul Degerler AS	6,857
20,002	Izmir Demir Celik Sanayi AS(b)	41,105
23,780	Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS - Class A(b)	16,248
428	Kartonsan Karton Sanayi Ve Ticaret AS	47,442
842	Konya Cimento Sanayii AS	165,000
70,872	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi Ve Ticaret AS	174,162
18,000	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	41,406
18,103	Mardin Cimento Sanayii Ve Ticaret AS	64,024
63,938	Menderes Tekstil Sanayi Ve Ticaret AS(b)	30,645
37,052	Net Holding AS(b)	32,599
2,633	Nortel Networks Netas Telekomunikasyon AS	222,177

61

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

TURKEY (continued)
5,026	Otokar Otomotiv Ve Savunma Sanayi AS	$89,748
113,035	Petkim Petrokimya Holding AS(b)	154,423
7,882	Pinar SUT Mamulleri Sanayii AS	68,312
41,122	Sarkuysan Elektrolitik Bakir Sanayi Ve Ticaret AS	96,886
101,183	Sekerbank TAS	56,908
131,825	Selcuk Ecza Deposu Ticaret ve Sanayi AS	124,711
30,615	Soda Sanayii AS	59,101
10,000	TAV Havalimanlari Holding AS(b)	48,169
1	Tekstil Bankasi AS(b)	0
20,247	Tofas Turk Otomobil Fabrikasi AS	77,817
137,426	Trakya Cam Sanayi AS	220,257
9,741	Turcas Petrol AS	15,955
105,728	Turk Hava Yollari AO(b)	152,566
276,180	Turkiye Sinai Kalkinma Bankasi AS	308,746
312,577	Turkiye Sise Ve Cam Fabrikalari AS	596,777
70,778	Ulker Biskuvi Sanayi AS	224,493
1	Vestel Elektonik Sanayi Ve Ticaret AS(b)	1
11,846	Yapi Kredi Finansal Kiralama AO(b)	27,744
9,284	Yapi Kredi Sigorta AS	73,612
0	Zorlu Enerji Elektrik Uretim AS(b)	0

		6,136,555

UKRAINE — 0.0%
2,161	Kernel Holding SA(b)	46,531
UNITED ARAB EMIRATES — 0.0%
90,281	Dragon Oil Plc	807,013
7,014	Exillon Energy Plc(b)	33,743
80,439	Lamprell Plc	311,820

		1,152,576

UNITED KINGDOM — 7.2%
929	4Imprint Group Plc	3,805
23,380	888 Holdings Plc(b)	12,351
278,982	Aberdeen Asset Management Plc	859,017
7,449	Acal Plc	28,314
27,694	Admiral Group Plc	522,337
19,217	AEA Technology Group Plc(b)	614
476,613	Aegis Group Plc	1,046,171
66,660	Afren Plc(b)	105,432
51,749	African Barrick Gold Ltd.	448,202
21,716	Aga Rangemaster Group Plc	26,593
61,306	Aggreko Plc	1,680,629
11,226	Alterian Plc(b)	15,924
139,796	AMEC Plc	2,071,695
20,327	Amlin Plc	93,755

Shares		Value

UNITED KINGDOM (continued)
51,177	Anglo Pacific Group Plc	$221,141
2,770	Anglo-Eastern Plantations	28,515
68,300	Anite Plc	73,038
57,224	Arena Leisure Plc	34,947
12,110	ARM Holdings Plc	113,627
97,903	Ashmore Group Plc	542,295
273,530	Ashtead Group Plc	680,653
3,036	Atrium European Real Estate Ltd.	15,303
21,468	Aveva Group Plc	543,556
6,071	Avon Rubber Plc	29,688
4,517	Axis-Shield Plc	34,009
115,161	Babcock International Group Plc	1,301,499
160,340	Balfour Beatty Plc	646,843
7,631	Barr (A.G.) Plc	148,206
181,030	Barratt Developments Plc(b)	257,933
139,552	BBA Aviation Plc	397,299
33,872	Bellway Plc	385,427
38,865	Berendsen Plc	289,560
108,436	Berkeley Group Holdings Plc(b)	2,174,442
11,891	Big Yellow Group Plc REIT	49,933
3,760	Bloomsbury Publishing Plc	5,937
804,301	Bodycote Plc	3,638,941
90,227	Booker Group Plc	108,663
20,611	Boot (Henry) Plc	38,609
69,837	Bovis Homes Group Plc	527,025
4,533	Braemar Shipping Services Plc	26,958
5,164	Brammer Plc	22,172
81,352	Brewin Dolphin Holdings Plc	164,460
130,783	British Land Co. Plc REIT	1,069,951
3,462	British Polythene Industries	17,840
10,720	Britvic Plc	56,768
71,760	BTG Plc(b)	318,127
150,395	Bunzl Plc	1,945,451
73,522	Cable & Wireless Communi- cations Plc	42,727
178,409	Cable & Wireless Worldwide Plc	79,832
10,834	Cadogan Petroleum Plc(b)	7,365
1,073,786	Cairn Energy Plc(b)	5,071,296
11	Camellia Plc	1,569
99,205	Capita Group Plc (The)	1,157,465
74,940	Capital & Counties Properties Plc	216,270
91,052	Capital & Regional Plc(b)	49,660
1,655	Capital Shopping Centres Group Plc REIT	8,735
11,197	Carclo Plc	52,324
349,116	Carillion Plc	1,939,083
986	Carpetright Plc	7,289
5,800	Centaur Media Plc	3,633
3,699	Charles Stanley Group Plc	17,294
2,606	Charles Taylor Consulting Plc	5,509
28,596	Chemring Group Plc	233,979

62

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

UNITED KINGDOM (continued)
48,647	Chesnara Plc	$151,131
21,496	Chime Communications Plc	69,826
43,740	Cineworld Group Plc	133,638
4,407	Clarkson Plc	73,977
61,525	Close Brothers Group Plc	699,211
1,632,527	Cobham Plc	4,711,086
50,113	Collins Stewart Hawkpoint Plc	48,984
109,103	Colt Group SA(b)	176,933
25,602	Communisis Plc	10,433
63,868	Computacenter Plc	390,497
29,203	Concentric AB(b)	179,230
6,595	Consort Medical Plc	54,519
199,220	Cookson Group Plc	1,531,309
5,190	Costain Group Plc	16,301
604,073	CPP Group Plc(c)	1,410,138
15,801	Cranswick Plc	175,535
4,000	Creston Plc	5,734
448,272	Croda International Plc	12,602,395
31,062	CSR Plc	90,087
102,197	Daily Mail & General Trust Plc - Class A	683,605
35,271	Dairy Crest Group Plc	195,589
626,648	De La Rue Plc(c)	8,489,188
328,531	Debenhams Plc	342,444
6,887	Dechra Pharmaceuticals Plc	54,349
34,483	Derwent London Plc- REIT	938,604
22,680	Development Securities Plc	70,720
89,965	Devro Plc	355,319
6,324	Dialight Plc	76,124
5,188	Dignity Plc	67,985
744,668	Diploma Plc(c)	3,841,204
726,874	Dixons Retail Plc(b)	138,005
222,645	Domino Printing Sciences Plc	2,051,210
42,149	Domino’s Pizza UK & Ireland Plc	309,145
295,471	Drax Group Plc	2,572,090
76,694	DS Smith Plc	262,022
6,273	Dunelm Group Plc	50,486
25,606	E2V Technologies Plc	45,213
86,389	easyJet Plc(b)	495,091
230,794	Electrocomponents Plc	811,882
229,079	Elementis Plc	528,832
166,908	EnQuest Plc(b)	288,571
1,680,000	Ensco International Plc - ADR	83,428,800
10,771	Enterprise Inns Plc(b)	4,793
14,750	Erinaceous Group Plc(b)(c)(d)	0
8,205	Euromoney Institutional Investor Plc	89,208
80,982	Evolution Group Plc	112,310
304,900	F&C Asset Management Plc	358,601
100,698	Fenner Plc	549,361
2,340	Ferrexpo Plc	12,044
74,493	Fiberweb Plc	48,914
9,707	Fidessa Group Plc	253,361
97,005	Filtrona Plc	617,812
2,172	Findel Plc(b)	133

Shares		Value

UNITED KINGDOM (continued)
113,440	Firstgroup Plc	$607,549
402,982	Fortune Oil Plc	61,620
12,146	French Connection Group Plc	15,309
2,555	Fuller Smith & Turner - Class A	28,651
539,467	G4S Plc	2,109,147
27,923	Galliford Try Plc	208,626
36,841	Game Group Plc	11,424
5,558	Games Workshop Group Plc	38,181
54,226	Gem Diamonds Ltd.(b)	192,909
24,405	Genus Plc	401,809
1,388,182	GKN Plc	4,220,090
14,268	Go-Ahead Group Plc	317,955
38,840	Great Portland Estates Plc REIT	232,188
377,815	Greene King Plc	2,724,284
15,572	Greggs Plc	127,750
2,699	Halfords Group Plc	14,154
939,356	Halma Plc	5,047,786
84,204	Hammerson Plc REIT	550,113
37,669	Hampson Industries Plc(b)	4,869
4,535	Hansard Global Plc	12,032
73,847	Hansteen Holdings Plc REIT	91,530
14,150	Hardy Oil & Gas Plc(b)	34,811
78,688	Hargreaves Lansdown Plc	632,324
7,301	Headlam Group Plc	31,272
26,536	Helical Bar Plc	84,920
17,724	Helphire Plc(b)	810
154,230	Henderson Group Plc	296,982
21,217	Heritage Oil Ltd.(b)	74,260
71,298	Hikma Pharmaceuticals Plc	772,214
29,183	Hill & Smith Holdings Plc	125,063
337	Hilton Food Group Ltd.	1,498
158,557	HMV Group Plc	11,531
5,026	Hogg Robinson Group Plc	4,247
7,240	Home Retail Group Plc	11,683
87,969	Homeserve Plc	494,053
211,194	Howden Joinery Group Plc(b)	398,844
50,371	Hunting Plc	536,584
31,899	Huntsworth Plc	31,978
3,454	Hyder Consulting Plc	19,222
194,352	ICAP Plc	1,253,530
88,546	IG Group Holdings Plc	660,285
94,926	Imagination Technologies Group Plc(b)	697,863
102,510	IMI Plc	1,351,010
278,543	InchCape Plc	1,454,403
59,469	Inmarsat Plc	448,623
497,362	Innovation Group Plc(b)	157,220
87,863	Intercontinental Hotels Group Plc	1,621,601
267,955	International Consolidated Airlines Group(b)	715,491
598,442	Interserve Plc(c)	3,171,553
50,521	Intertek Group Plc	1,665,714
269,086	Invensys Plc	973,492
186,679	Investec Plc	1,131,005
64,636	IP Group Plc(b)	72,991

63

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

UNITED KINGDOM (continued)
14,083	ITE Group Plc	$42,457
1,283,644	ITV Plc(b)	1,315,244
8,667	James Fisher & Sons Plc	77,211
37,195	Jardine Lloyd Thompson Group Plc	428,836
63,090	Jazztel Plc(b)	362,885
7,378	JD Sports Fashion Plc	98,881
23,706	JKX Oil & Gas Plc	59,924
4,183	John Menzies Plc	32,975
243,164	John Wood Group Plc	2,407,517
53,583	Johnson Matthey Plc	1,611,719
81,564	Johnston Press Plc(b)	6,160
35,089	Jupiter Fund Management Plc	131,975
172,730	Kcom Group Plc	202,853
15,993	Keller Group Plc	94,263
10,701	Kewill Plc	11,841
17,238	Kier Group Plc	388,823
51,645	Kofax Plc(b)	226,943
98,592	Ladbrokes Plc	218,358
1,858,165	Laird Plc(c)	4,445,522
46,421	Land Securities Group Plc REIT	508,050
13,753	Lavendon Group Plc	20,188
158,376	Legal & General Group Plc	278,997
372,370	Logica Plc	558,758
64,985	London & Stamford Property Plc REIT	120,428
73,615	London Stock Exchange Group Plc	1,062,764
26,884	Lonmin Plc	467,546
43,642	Lookers Plc	37,889
22,684	Low & Bonar Plc	16,513
1,283	LSL Property Services Plc	4,863
203,434	Man Group Plc	486,314
6,088	Management Consulting Group PLC	3,276
47,388	Marshalls Plc	65,513
206,972	Marston’s Plc	321,814
2,652,192	McBride - Redeemable B Shares(c)(d)	4,264
55,254	McBride Plc(b)	121,122
1,244	McKay Securities Plc REIT	2,354
27,151	Mears Group Plc	115,562
53,040	Mecom Group Plc	131,796
300,861	Meggitt Plc	1,856,792
330,160	Melrose Plc	1,743,740
11,210	Melrose Resources Plc	20,080
630	Metric Property Investments Plc - REIT	1,012
99,955	Michael Page International Plc	643,457
69,830	Millennium & Copthorne Hotels Plc	499,260
119	Misys Plc(b)	557
44,181	Mitchells & Butlers Plc(b)	170,172
165,675	Mitie Group Plc	668,646
231,628	Mondi Plc	1,761,682

Shares		Value

UNITED KINGDOM (continued)
125,036	Moneysupermarket.com Group Plc	$214,591
144,365	Morgan Crucible Co. Plc	655,163
15,010	Morgan Sindall Plc	133,521
225	Mothercare Plc	607
15,625	MWB Group Holdings Plc(b)	6,118
80,593	N Brown Group Plc	341,518
134,655	National Express Group Plc	497,385
599	NCC Group Plc	6,384
31	New World Resources Plc - Class A	259
41,270	Next Plc	1,691,498
55,574	Northgate Plc(b)	230,056
21,393	Novae Group Plc	100,840
2,372	Optos Plc(b)	7,849
4,108	Oxford Instruments Plc	50,581
51,066	Pace Plc	64,828
4,258	PayPoint Plc	34,519
149,749	Pendragon Plc(b)	22,892
135,216	Pennon Group Plc	1,510,460
256,487	Persimmon Plc	2,045,391
28,890	Petrofac Ltd.	663,627
5,439	Petropavlovsk Plc	64,019
2,029	Phoenix Group Holdings	16,974
36,290	Photo-Me International Plc	36,025
131,010	Premier Farnell Plc	367,551
89,898	Premier Foods Plc(b)	5,660
77,360	Premier Oil Plc(b)	455,417
41,180	Provident Financial Plc	731,917
21,688	Psion Plc	17,431
279,236	Punch Taverns Plc(b)	47,042
19,519	PV Crystalox Solar Plc	2,388
78,418	PZ Cussons Plc	463,088
144,897	QinetiQ Group Plc	271,570
44,169	Quintain Estates & Development Plc(b)	26,395
7,265	Randgold Resources Ltd.	794,553
4,954	Rathbone Brothers Plc	91,159
3,560	REA Holdings Plc	32,833
92,919	Redrow Plc(b)	173,790
9,324	Renishaw Plc	146,073
47,797	Renold Plc(b)	23,060
43,173	Renovo Group Plc(b)	10,252
235,480	Rentokil Initial Plc(b)	271,570
732,973	Resolution Ltd.	3,225,731
69,193	Restaurant Group Plc	332,952
2,940,536	Rexam Plc	16,299,358
9,385	Ricardo Plc	55,278
36,161	Rightmove Plc	756,597
5,585	RM Plc	6,011
26,258	Robert Walters Plc	86,395
16,856	Robert Wiseman Dairies Plc	78,165
13,824	ROK Plc(b)(c)(d)	0
488,715	Rotork Plc(c)	13,181,783
75,411	RPC Group Plc	427,871
136,419	RPS Group Plc	395,074

64

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

Shares		Value

UNITED KINGDOM (continued)
209,767	RSA Insurance Group Plc	$374,612
1,136	Safestore Holdings Plc	1,889
1,014,959	Sage Group Plc (The)	4,526,642
67,612	Salamander Energy Plc(b)	215,427
32,174	Savills Plc	160,277
101,874	Schroders Plc	2,331,709
42,407	Schroders Plc - Non Voting	847,914
35,597	SDL Plc	376,316
13,357	Segro Plc REIT	52,231
182,318	Senior Plc	486,124
477,636	Serco Group Plc	3,977,517
30,683	Severfield-Rowen Plc	78,713
89,681	Severn Trent Plc	2,182,882
94,571	Shaftesbury Plc REIT	764,212
269,219	Shanks Group Plc	477,582
184,207	SIG Plc	283,823
67,895	Smith & Nephew Plc	621,453
53,086	Smiths Group Plc	814,752
22,043	Smiths News Plc	33,911
79,439	Soco International Plc(b)	419,360
10,749	Southern Cross Healthcare Ltd.(b)(c)(d)	1,080
331,862	Spectris Plc	6,780,401
15,017	Speedy Hire Plc	4,948
128,458	Spirax-Sarco Engineering Plc	3,946,118
207,268	Spirent Communications Plc	415,604
208,127	Spirit Pub Co. Plc(b)	159,794
4,982	Sportech Plc(b)	3,230
94,269	Sports Direct International Plc(b)	347,244
96,548	St. James’s Place Plc	546,028
30,155	St. Modwen Properties Plc	60,351
154,395	Stagecoach Group Plc	613,735
1,050,987	Standard Life Plc	3,625,243
32,005	Sthree Plc	146,186
842	Stolt-Nielsen Ltd.	16,651
8,341	SuperGroup Plc(b)	83,481
30,559	Synergy Health Plc	408,566
16,808	T Clarke Plc	11,542
235,743	Talktalk Telecom Group Plc	490,780
214,060	Tate & Lyle Plc	2,239,575
715,163	Taylor Wimpey Plc(b)	423,285
5,162	Ted Baker Plc	63,633
72,988	Telecity Group Plc(b)	699,267
12,866	Telecom Plus Plc	152,997
38,780	Timeweave Plc	16,640
3,226	Topps Tiles Plc	1,627
8,024	Torotrak Plc(b)	4,579
5,551	Town Centre Securities Plc REIT	15,327
61,817	Travis Perkins Plc	852,567
115,313	Trinity Mirror Plc(b)	89,795
1,113,035	TT electronics Plc(c)	2,807,530
51,016	Tullett Prebon Plc	287,668
78,439	UK Coal Plc - Sub-Shares(b)	42,682
970	UK Mail Group Plc	3,315

Shares		Value

UNITED KINGDOM (continued)
308,715	Ultra Electronics Holdings(c)	$7,876,544
13,118	Umeco Plc	52,948
13,283	Unite Group Plc	37,630
257,394	United Utilities Group Plc	2,509,133
9,569	UTV Media Plc	18,649
197,460	Vectura Group Plc(b)	193,133
136,756	Vedanta Resources Plc	2,791,329
268,062	Victrex Plc(c)	5,452,552
11,826	Vitec Group Plc (The)	113,891
7,903	Volex Group Plc	38,558
81,025	Weir Group Plc (The)	2,482,344
50,439	Wetherspoon (J.D.) Plc	349,091
43,316	WH Smith Plc	381,022
126,411	Whitbread Plc	3,358,914
591,802	William Hill Plc	2,054,100
15,003	Wilmington Group Plc	21,334
3,010	Wincanton Plc	3,496
79,245	Wolfson Microelectronics Plc(b)	149,176
38,596	Wolseley Plc	1,112,955
32,930	Workspace Group Plc - REIT	127,228
24,432	WSP Group Plc	90,335
14,163	Xaar Plc	55,404
16,066	Xchanging Plc(b)	17,590
1,364	XP Power Ltd.	21,946
650,113	Yell Group Plc(b)	37,741
422	Yule Catto & Co. Plc	1,152

		343,113,592

UNITED STATES — 49.0%
351,300	ABM Industries, Inc.	7,103,286
1,468,107	Advance Auto Parts, Inc.(c)	95,529,722
1,017	Allegheny Technologies, Inc.	47,189
40,000	Allergan, Inc.	3,364,800
140,000	Altera Corp.	5,308,800
75,000	American Public Education, Inc.(b)	2,685,750
125,000	Ametek, Inc.	4,940,000
300	Amrep Corp.(b)	2,229
103,700	Amtrust Financial Services, Inc.	2,631,906
85,000	Ansys, Inc.(b)	4,620,600
80,000	Apollo Group, Inc. - Class A(b)	3,788,000
300,000	Aptargroup, Inc.	14,391,000
78,840	Argonaut Gold, Inc.(b)	482,492
250,000	Ariba, Inc.(b)	7,920,000
150,000	Arthur J. Gallagher & Co.	4,635,000
34,597	Atlantic Power Corp.(b)	466,153
215,000	Avon Products, Inc.	3,930,200
65,000	Bard (C.R.), Inc.	5,586,750
88	Berkshire Hills Bancorp, Inc.	1,762
115,000	Bio-Rad Laboratories, Inc. - Class A(b)	11,448,250
200,000	Bio-Reference Labs, Inc.(b)	4,008,000
2,400,000	BMC Software, Inc.(b)	83,424,000
60,894	Boart Longyear Group.	207,288
280,000	Bottomline Technologies, Inc.(b)(c)	6,801,200

65

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

UNITED STATES (continued)
300,000	Brady Corp. - Class A(c)	$9,216,000
260,000	Brigham Exploration Co.(b)	9,467,900
250,000	Brown & Brown, Inc.	5,520,000
35,000	Brown-Forman Corp. - Class B	2,615,550
90,000	Bryn Mawr Bank Corp.(c)	1,652,399
60,000	Capella Education Co.(b)	2,088,599
350,000	Cardtronics, Inc.(b)	8,725,500
3,026,000	CareFusion Corp.(b)(c)	77,465,600
125,000	Church & Dwight Co., Inc.	5,522,500
50,000	CIRCOR International, Inc.	1,740,999
60,000	Citrix Systems, Inc.(b)	4,369,800
250,000	CLARCOR, Inc.	12,120,000
120,000	Clorox Co.	8,032,800
75,000	Community Bank System, Inc.	1,916,999
108,200	CommVault Systems, Inc.(b)	4,607,156
275,000	comScore, Inc.(b)	5,805,250
19,100	Concho Resources, Inc.(b)	1,809,151
280,000	Concur Technologies, Inc.(b)	13,025,600
125,000	Constant Contact, Inc.(b)	2,530,000
60,000	Continental Resources, Inc.(b)	3,639,000
250,000	Copart, Inc.(b)	10,887,500
80,000	CoStar Group, Inc.(b)	4,922,400
2,510,000	Crown Holdings, Inc.(b)(c)	84,812,900
450,000	Denbury Resources, Inc.(b)	7,065,000
95,000	DeVry, Inc.	3,579,600
602,270	Dollar Tree, Inc.(b)	48,157,509
150,000	Dover Corp.	8,329,500
50,000	Dresser-Rand Group, Inc.(b)	2,419,999
105,000	Energizer Holdings, Inc.(b)	7,747,950
100,000	EnPro Industries, Inc.(b)	3,444,000
156,500	Esterline Technologies Corp.(b)	8,748,350
114,400	FARO Technologies, Inc.(b)	4,779,632
175,000	Financial Engines, Inc.(b)	3,974,250
2,334	First Acceptance Corp.(b)	3,128
100,000	First Republic Bank San Francisco CA(b)	2,770,000
1,595,000	Fiserv, Inc.(b)	93,897,650
740,000	Flowers Foods, Inc.	14,940,600
925,000	Flowserve Corp.	85,738,250
175,000	Genomic Health, Inc.(b)(c)	3,745,000
250,000	Gen-Probe, Inc.(b)	15,025,000
1,115	Golden Minerals Co.(b)	7,816
52,800	Golden Star Resources Ltd.(b)	104,355
25,000	Goodrich Corp.	3,065,750
150,000	Gulfport Energy Corp.(b)	4,671,000
311,400	HCC Insurance Holdings, Inc.	8,286,354
300,000	Healthcare Realty Trust, Inc. REIT	5,667,000
1,184,150	Henry Schein, Inc.(b)(c)	82,085,278
120,000	Hittite Microwave Corp.(b)	6,312,000
125,000	HJ Heinz Co.	6,680,000
100,000	HUB Group, Inc.(b)	3,126,000
425,000	IDEX Corp.	15,066,250
50,000	IHS, Inc. - Class A(b)	4,199,500
75,000	Illumina, Inc.(b)	2,296,499
100,000	Independent Bank Corp.(c)	2,592,000

Shares		Value

UNITED STATES (continued)
9,600	Indevus Pharmaceuticals, Inc.(c)(d)	$10,559
100,000	Informatica Corp.(b)	4,550,000
150,000	Integra LifeScience Holdings Corp.(b)	4,809,000
5,000,000	International Game Technology	87,950,000
9,084	International Minerals Corp.(b)	62,975
140,000	Intuit, Inc.	7,513,800
14,000	Intuitive Surgical, Inc.(b)	6,074,040
1,800	J. Crew Escrow Shares(c)(d)	0
275,000	Jack Henry & Associates, Inc.	8,912,750
34,081	Jaguar Mining, Inc.(b)	176,089
325,000	John Wiley & Sons, Inc. - Class A(c)	15,457,000
175,000	K12, Inc.(b)	6,133,750
125,000	Kellogg Co.	6,776,250
125,000	Kodiak Oil & Gas Corp.(b)	863,749
70,000	Laboratory Corp. of America Holdings(b)	5,869,500
180,000	Lancaster Colony Corp.(c)	11,973,600
250,000	Landstar System, Inc.	11,157,500
175,000	Life Technologies Corp.(b)	7,117,250
110,000	LogMein, Inc.(b)	4,473,700
50,000	Lufkin Industries, Inc.	2,954,500
250,000	Luminex Corp.(b)(c)	5,490,000
190,000	Masimo Corp.	3,929,200
1,897,624	McCormick & Co., Inc.(c)	92,148,621
150,000	Measurement Specialties, Inc.(b)(c)	4,681,500
300,000	MedAssets, Inc.(b)	3,198,000
150,000	Medidata Solutions, Inc.(b)	2,697,000
75,000	MICROS Systems, Inc.(b)	3,691,500
155,709	Minera Andes, Inc.(b)	298,374
155,000	Molson Coors Brewing Co. - Class B	6,562,700
200,000	Morningstar, Inc.(c)	11,794,000
677	Movie Gallery, Inc.(b)(c)(d)	0
418,700	Myriad Genetics, Inc.(b)	8,909,936
425,000	National Instruments Corp.	11,351,750
152,900	Navigators Group, Inc.(b)(c)	6,975,298
1,861,746	NetApp, Inc.(b)	76,257,116
250,000	NeuStar, Inc. - Class A(b)	7,947,500
200,000	Northern Oil and Gas, Inc.(b)	4,834,000
190,000	Northern Trust Corp.	7,689,300
275,000	NuVasive, Inc.(b)	4,075,500
200,000	Oasis Petroleum, Inc.(b)	5,868,000
50,000	Oil States International, Inc.(b)	3,480,500
1,973,500	Omnicom Group, Inc.	87,781,280
85,000	Pall Corp.	4,349,450
175,000	Pentair, Inc.	6,291,250
100,000	Petroleum Development Corp.(b)	2,611,000
130,000	Pharmaceutical Product Development, Inc.	4,288,700
50,000	Pioneer Natural Resources Co.	4,195,000
356,200	QLIK Technologies, Inc.(b)	10,176,634

66

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

UNITED STATES (continued)
100,000	Quality Systems, Inc.	$3,891,000
65,000	Ralcorp Holdings, Inc.(b)	5,254,600
26,988	Ram Power Corp.(b)	8,394
65,000	Raven Industries, Inc.	3,900,650
175,000	ResMed, Inc.(b)	4,952,500
450,000	Resolute Energy Corp.(b)	5,850,000
150,000	Riverbed Technology, Inc.(b)	4,137,000
75,000	Robbins & Myers, Inc.	3,351,750
50,000	Roper Industries, Inc.	4,055,000
250,000	Ruddick Corp.	10,927,500
400	Salem Communications Corp. - Class A	995
25,000	SandRidge Energy, Inc.(b)	191,499
1,587,900	SEI Investments Co.	25,708,101
300,000	Sensient Technologies Corp.	11,088,000
200,000	Silgan Holdings, Inc.	7,508,000
300,000	Smart Balance, Inc.(b)	1,964,999
375,000	Snyders-Lance, Inc.(c)	7,957,500
350,000	SolarWinds, Inc.(b)	10,101,000
38,700	Solera Holdings, Inc.	2,114,181
150,000	SonoSite, Inc.(b)(c)	4,648,500
90,000	Spectrum Brands Holdings, Inc.(b)	2,284,199
100,000	St. Jude Medical, Inc.	3,900,000
25,000	Strayer Education, Inc.	2,130,249
26,948	Student Transportation, Inc.	164,108
525,000	Superior Energy Services, Inc.(b)	14,763,000
11,595	Swisher Hygiene, Inc.(b)	50,554
21,389	SXC Health Solutions Corp.(b)	993,111
75,000	T Rowe Price Group, Inc.	3,963,000
65,000	Techne Corp.	4,472,000
110,000	Teleflex, Inc.	6,584,600
9,100	Tenet Healthcare Corp.(b)	43,043
2,133,855	Tenneco, Inc.(b)(c)	69,819,736
400,000	Tetra Technologies, Inc.(b)	3,800,000
175,000	TreeHouse Foods, Inc.(b)	10,734,500
275,000	Trimas Corp.(b)	5,359,750
1,285,000	Tupperware Brands Corp.(c)	72,653,900
100,000	Ultimate Software Group, Inc.(b)	6,018,000
60,000	Ultra Petroleum Corp.(b)	1,911,599
280,000	UMB Financial Corp.(c)	10,323,600
160,000	UTi Worldwide, Inc.	2,337,599
200,000	VCA Antech, Inc.(b)	4,064,000
3,284	VeriFone Systems, Inc.(b)	138,618
235,000	Verisk Analytics, Inc. - Class A(b)	8,260,250
20,000	VF Corp.	2,764,400
125,000	Volcano Corp.(b)	3,116,250
280,000	W.R. Berkley Corp.	9,746,800
80,000	Washington Trust Bancorp, Inc.(c)	1,878,399
200	WaterFurnace Renewable Energy, Inc.	3,810
871,151	Waters Corp.(b)	69,796,618

Shares		Value

UNITED STATES (continued)
325,000	West Pharmaceutical Services, Inc.(c)	$12,632,750
170,000	Whiting Petroleum Corp.(b)	7,913,500
2,225,000	Willis Group Holdings Plc(c)	80,789,750
2,394,444	Wisconsin Energy Corp.	77,651,819
150,000	Wolverine World Wide, Inc.	5,689,500
130,000	Wright Express Corp.(b)	6,094,400
2,660,000	Xilinx, Inc.	89,003,600
65,000	Zimmer Holdings, Inc.(b)	3,420,950

		2,321,635,452

Total Common Stocks (Cost $3,525,015,140)		4,217,896,297

INVESTMENT COMPANY — 0.1%
6,965,900	SEI Daily Income Trust Government II Fund, Class A 0.01%(f)	6,965,900

Total Investment Company (Cost $6,965,900)		6,965,900

EXCHANGE TRADED FUNDS — 4.8%
429,800	iShares MSCI EAFE Small Cap Index Fund	16,138,990
2,168,500	iShares MSCI Emerging Markets Index Fund	88,474,800
100,861	iShares MSCI Japan Small Cap Index Fund	4,445,953
1,575,000	iShares MSCI Malaysia Index Fund	21,861,000
1,120,400	iShares MSCI Singapore Index Fund	13,724,900
250,000	iShares S&P Small Cap 600 Index Fund	16,817,500
55,000	SPDR Russell Nomura Small Cap Japan Fund.	2,281,399
510,000	SPDR S&P International Small Cap Fund.	13,912,800
303,648	SPDR S&P Midcap 400 Trust	49,008,787

Total Exchange Traded Funds (Cost $166,563,280)		226,666,129

RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
3,471	Jeonbuk Bank Rights, Expire 12/14/11(c)(d)	36

Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(c)(d)	0
1,710	Centrebet Litigation Units(c)(d)	0
39,404	Ruentex Development Rights(c)(d)	10,075

		10,075

Consumer Staples — 0.0%
1,090	QL Resources Berhad Warrants, Expire 2/13/13(b)	234

67

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2011

Shares		Value

Diversified Financials — 0.0%
47	Dinamia Capital Privado SA Rights(b)(d)	$5
1,014	Samsung Securities Rights, Expire 11/23/11(c)(d)	9,480
4,913	Woori Investment & Securities Rights, Expire 11/22/ 11(c)(d)	9,248

		18,733

Energy — 0.0%
114	Compton Petroleum Corp. Warrants(b)	475
2,935	White Energy Co. Ltd. - Performance Shares, Conversion Period 3/30/12(c)(d)	5,085

		5,560

Health Care — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(c)(d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(c)(d)	0

		0

Industrials — 0.0%
3,662	Hanjin Shipping Co. Ltd. Rights, Expire 11/03/11(c)(d)	11,237

Materials — 0.0%
772	Aekyung Petrochemical Co. Rights, Expire 11/08/11(c)(d)	2,995
1,767	Duluth Exploration Ltd. Special Warrants, Expire 1/18/13(c)(d)	798

		3,793

Real Estate — 0.0%
7,361	Advancetek Enterprise Co. Ltd. Rights, Expire 11/28/11(c)(d)	272
105,112	AFP Properties Ltd. Warrants, Expire 11/18/15(b)	6,701
350,738	Allied Properties Ltd.(b)(c)	5,869
38,433	Rojana Industrial Park Warrants, Expire 12/30/16(b)	3,375

		16,217

Utilities — 0.0%
896	Opcon AB Rights, Expire 10/31/11(d)	128

Total Rights/Warrants (Cost $625)		66,013

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 2.7%
Fannie Mae — 0.2%
8,000,000	0.03%, 01/25/2012(g)	$7,999,624
Federal Home Loan Bank — 2.3%
50,000,000	0.01%, 11/14/2011(g)	49,999,819
5,340,000	0.01%, 11/16/2011(g)	5,339,968
25,470,000	0.02%, 12/02/2011(g)	25,469,779
29,000,000	0.02%, 12/28/2011(g)	28,999,082
Freddie Mac — 0.2%
8,000,000	0.01%, 01/06/2012(g)	7,999,704

Total U.S. Government Agencies (Cost $125,807,933)		125,807,976

U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Bills — 0.2%
7,000,000	0.01%, 11/03/2011(g)	6,999,996

Total U.S. Government Securities (Cost $6,999,996)		6,999,996

Shares		Value

CASH SWEEP — 3.1%
147,365,591	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	147,365,591

Total Cash Sweep (Cost $147,365,591)		147,365,591

TOTAL INVESTMENTS — 99.9% (Cost $3,978,718,465)(a)		4,731,767,902
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,859,099

NET ASSETS — 100.0%		$4,737,627,001

(a)	Cost for financial reporting purposes is $3,988,113,402 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$876,113,983
Unrealized depreciation	(132,459,483)

Net unrealized appreciation	$743,654,500

(b)	Non-income producing security.

(c)	This security is considered either fully or partially illiquid. These securities have a value of $272,392,501 or 5.75% of net assets.

(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,475,462, (cost $2,561,079) which is 0.03% of net assets./p>

(e)	Securities incorporated in the same country but traded on different exchanges.

(f)	Rate shown represents current yield at October 31, 2011.

(g)	The rate represents the annualized yield at time of purchase.

68

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	October 31, 2011

ADR — American Depositary Receipt
NVDR — Non Voting Depositary Receipt
FOR — Foreign Ownership Restrictions
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	1.7%
Consumer Discretionary	16.0%
Consumer Staples	6.6%
Diversified Financials	2.1%
Energy	5.3%
Health Care	9.7%
Industrials	15.4%
Information Technology	15.8%
Insurance	3.9%
Materials	7.6%
Real Estate	1.8%
Telecommunication Services	0.4%
Utilities	2.7%
Other*	11.0%

Other*	100%

*

Includes cash and equivalents, exchange traded funds, U.S. government agencies and securities, rights/warrants, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

69

Old Westbury Funds, Inc.

To the Shareholders and Board of Directors of Old Westbury Funds, Inc., Global Small & Mid Cap Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Global Small & Mid Cap Fund (the Fund) (one of the funds comprising Old Westbury Funds, Inc.), as of October 31, 2011, and for the year then ended, and have issued our unqualified report thereon dated December 22, 2011 (which report and financial statements are included in Item 1 of this Form N-CSR). Our audit included an audit of the Fund’s portfolio of investments (the Schedule) as of October 31, 2011 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Schedule based on our audit.

In our opinion, the Schedule referred to above, when read in conjunction with the financial statements and financial highlights of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

New York, New York
December 22, 2011

70

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc D. Stern

Marc D. Stern, President
(Principal Executive Officer)

Date	1/4/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc D. Stern

Marc D. Stern, President
(Principal Executive Officer)

Date	1/4/12

By (Signature and Title)*	/s/ Peter C. Artemiou

Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date	1/4/12

*	Print the name and title of each signing officer under his or her signature.